Schedule of Investments
Blue Chip Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Institutional Class 0.57%
(a),(b)
2,501 $ 3
TOTAL INVESTMENT COMPANIES $ 3
COMMON STOCKS - 99 .92 % Shares Held Value (000's)
Aerospace & Defense - 5 .28%
TransDigm Group Inc
(c)
767,773 $ 464,787
Chemicals - 2 .03%
Linde PLC 334,216 108,513
Sherwin-Williams Co/The 260,855 69,920
$ 178,433
Commercial Services - 8 .52%
CoStar Group Inc
(c)
3,024,610 184,320
Moody's Corp 884,243 266,661
PayPal Holdings Inc
(c)
1,767,920 150,644
S&P Global Inc 424,951 148,512
$ 750,137
Distribution & Wholesale - 1 .06%
Copart Inc
(c)
813,917 93,218
Diversified Financial Services - 12 .31%
Brookfield Asset Management Reinsurance
Partners Ltd
(c)
60,814 3,091
Charles Schwab Corp/The 1,824,951 127,929
Mastercard Inc 1,382,530 494,766
Visa Inc 2,157,227 457,699
$ 1,083,485
Healthcare - Products - 4 .79%
Danaher Corp 1,220,422 321,972
IDEXX Laboratories Inc
(c)
113,360 44,394
Intuitive Surgical Inc
(c)
242,839 55,280
$ 421,646
Insurance - 2 .53%
Progressive Corp/The 1,866,213 222,788
Internet - 18 .87%
Alphabet Inc - A Shares
(c)
46,214 105,148
Alphabet Inc - C Shares
(c)
214,686 489,652
Amazon.com Inc
(c)
284,612 684,261
Meta Platforms Inc
(c)
1,271,292 246,173
Netflix Inc
(c)
687,705 135,780
$ 1,661,014
Lodging - 1 .87%
Hilton Worldwide Holdings Inc 1,171,226 164,979
Media - 1 .39%
Charter Communications Inc
(c)
115,985 58,796
Liberty Broadband Corp - C Shares
(c)
504,747 63,179
$ 121,975
Pharmaceuticals - 1 .68%
Zoetis Inc 864,548 147,777
Private Equity - 6 .75%
Brookfield Asset Management Inc 9,027,985 456,816
KKR & Co Inc 2,502,254 137,149
$ 593,965
REITs - 5 .21%
American Tower Corp 1,735,543 444,524
SBA Communications Corp 41,213 13,873
$ 458,397
Retail - 2 .94%
CarMax Inc
(c)
830,677 82,461
Costco Wholesale Corp 177,119 82,577
O'Reilly Automotive Inc
(c)
146,718 93,484
$ 258,522
Semiconductors - 0 .49%
NVIDIA Corp 231,245 43,178
Software - 21 .55%
Adobe Inc
(c)
1,012,479 421,677
Intuit Inc 664,329 275,338
Microsoft Corp 3,321,905 903,126
Roper Technologies Inc 428,284 189,490
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Salesforce Inc
(c)
651,709 $ 104,430
Snowflake Inc - Class A
(c)
19,543 2,495
$ 1,896,556
Transportation - 2 .65%
Union Pacific Corp 1,062,534 233,524
TOTAL COMMON STOCKS $ 8,794,381
Total Investments $ 8,794,384
Other Assets and Liabilities -  0.08% 7,327
TOTAL NET ASSETS - 100.00% $ 8,801,711
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 26 .80%
Technology 22 .04%
Communications 20 .26%
Consumer, Non-cyclical 14 .99%
Industrial 7 .93%
Consumer, Cyclical 5 .87%
Basic Materials 2 .03%
Money Market Funds 0 .00%
Other Assets and Liabilities
0 .08%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
May 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 18,611 $ 937,584 $ 956,192 $ 3
$ 18,611 $ 937,584 $ 956,192 $ 3
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 13 $ — $ — $ —
$ 13 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .90%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
75,000 $ 8,583
Money Market Funds - 8 .15%
BlackRock Liquidity FedFund - Institutional
Class 0.72%
(b),(c)
4,054,806 4,054
Principal Government Money Market Fund -
Institutional Class 0.57%
(b),(c),(d)
73,730,723 73,731
$ 77,785
TOTAL INVESTMENT COMPANIES $ 86,368
BONDS - 29 .14%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 51
Omnicom Group Inc
2.45%, 04/30/2030 155 135
2.60%, 08/01/2031 35 30
WPP Finance 2010
3.75%, 09/19/2024 75 75
$ 291
Aerospace & Defense - 0 .43%
Boeing Co/The
2.70%, 02/01/2027 110 101
2.75%, 02/01/2026 85 80
2.80%, 03/01/2024 200 198
2.95%, 02/01/2030 140 121
3.25%, 02/01/2028 85 78
3.50%, 03/01/2039 200 151
3.63%, 02/01/2031 85 76
3.95%, 08/01/2059 290 211
5.04%, 05/01/2027 315 317
5.71%, 05/01/2040 120 118
5.81%, 05/01/2050 155 153
5.88%, 02/15/2040 100 98
General Dynamics Corp
1.15%, 06/01/2026 60 55
2.25%, 06/01/2031 60 54
3.25%, 04/01/2025 80 80
3.50%, 05/15/2025 235 236
4.25%, 04/01/2040 155 153
L3Harris Technologies Inc
1.80%, 01/15/2031 35 29
Lockheed Martin Corp
3.90%, 06/15/2032 75 75
4.07%, 12/15/2042 105 102
4.09%, 09/15/2052 162 160
4.15%, 06/15/2053 75 74
4.70%, 05/15/2046 75 79
Northrop Grumman Corp
3.20%, 02/01/2027 130 128
Raytheon Technologies Corp
1.90%, 09/01/2031 155 131
2.38%, 03/15/2032 60 52
2.82%, 09/01/2051 150 112
3.03%, 03/15/2052 60 47
3.20%, 03/15/2024 75 75
4.13%, 11/16/2028 270 275
4.70%, 12/15/2041 350 353
Teledyne Technologies Inc
0.95%, 04/01/2024 60 57
2.25%, 04/01/2028 60 53
$ 4,082
Agriculture - 0 .33%
Altria Group Inc
2.35%, 05/06/2025 65 62
2.45%, 02/04/2032 60 48
3.40%, 05/06/2030 125 112
3.70%, 02/04/2051 60 42
4.00%, 02/04/2061 60 43
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Altria Group Inc   (continued)
5.38%, 01/31/2044 $ 375 $ 355
5.80%, 02/14/2039 350 344
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 46
2.90%, 03/01/2032 130 120
BAT Capital Corp
2.26%, 03/25/2028 150 130
2.73%, 03/25/2031 150 124
2.79%, 09/06/2024 210 206
3.46%, 09/06/2029 210 187
3.98%, 09/25/2050 150 108
BAT International Finance PLC
1.67%, 03/25/2026 150 135
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 52
Philip Morris International Inc
0.88%, 05/01/2026 85 76
1.75%, 11/01/2030 85 69
4.13%, 03/04/2043 300 255
Reynolds American Inc
4.45%, 06/12/2025 220 223
5.70%, 08/15/2035 50 50
5.85%, 08/15/2045 375 343
$ 3,130
Airlines - 0 .07%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 125 112
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 282 253
Southwest Airlines Co
3.00%, 11/15/2026 80 77
5.25%, 05/04/2025 130 135
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 64 55
$ 632
Apparel - 0 .03%
NIKE Inc
2.40%, 03/27/2025 155 152
3.25%, 03/27/2040 155 137
$ 289
Automobile Manufacturers - 0 .39%
American Honda Finance Corp
0.55%, 07/12/2024 55 52
0.65%, 09/08/2023 150 146
1.20%, 07/08/2025 160 150
1.30%, 09/09/2026 60 55
2.25%, 01/12/2029 65 59
Cummins Inc
4.88%, 10/01/2043 25 25
General Motors Co
4.88%, 10/02/2023 80 82
5.15%, 04/01/2038 160 149
5.20%, 04/01/2045 85 77
5.40%, 04/01/2048 65 60
5.95%, 04/01/2049 130 129
6.25%, 10/02/2043 75 76
General Motors Financial Co Inc
1.05%, 03/08/2024 60 57
1.20%, 10/15/2024 155 146
1.25%, 01/08/2026 55 49
1.50%, 06/10/2026 60 54
1.70%, 08/18/2023 320 315
2.35%, 02/26/2027 240 218
2.35%, 01/08/2031 55 44

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc   (continued)
2.40%, 04/10/2028 $ 60 $ 52
2.40%, 10/15/2028 155 133
2.70%, 06/10/2031 60 50
3.80%, 04/07/2025 65 65
4.00%, 10/06/2026 75 73
Honda Motor Co Ltd
2.53%, 03/10/2027 135 128
PACCAR Financial Corp
0.35%, 08/11/2023 160 156
0.35%, 02/02/2024 60 57
1.80%, 02/06/2025 100 97
Toyota Motor Corp
1.34%, 03/25/2026 115 106
Toyota Motor Credit Corp
0.45%, 01/11/2024 55 53
0.50%, 08/14/2023 160 156
0.50%, 06/18/2024 60 57
0.80%, 10/16/2025 55 51
1.15%, 08/13/2027 160 141
1.65%, 01/10/2031 55 46
1.80%, 02/13/2025 155 150
1.90%, 01/13/2027 65 61
1.90%, 09/12/2031
(a)
60 51
2.00%, 10/07/2024 145 142
$ 3,768
Automobile Parts & Equipment - 0 .04%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 141
BorgWarner Inc
4.38%, 03/15/2045 300 255
$ 396
Banks - 5 .61%
Banco Santander SA
1.85%, 03/25/2026 400 365
2.75%, 05/28/2025 200 192
3.49%, 05/28/2030 200 182
Bank of America Corp
0.52%, 06/14/2024
(e)
210 204
Secured Overnight Financing Rate + 0.41%
0.81%, 10/24/2024
(e)
205 198
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(e)
115 109
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(e)
150 141
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(e)
310 286
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
210 192
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
115 105
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
250 207
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 169
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(e)
365 347
3 Month USD LIBOR + 0.64%
2.09%, 06/14/2029
(e)
60 53
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
115 97
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(e)
300 291
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(e)
120 97
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.55%, 02/04/2028
(e)
$ 130 $ 121
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 223
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 152
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 358
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
75 55
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
130 115
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 87
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 350 339
3.31%, 04/22/2042
(e)
115 97
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(e)
65 64
Secured Overnight Financing Rate + 1.33%
3.46%, 03/15/2025
(e)
500 500
3 Month USD LIBOR + 0.97%
3.48%, 03/13/2052
(e)
60 51
Secured Overnight Financing Rate + 1.65%
3.86%, 07/23/2024
(e)
600 604
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(e)
110 99
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(e)
75 73
3 Month USD LIBOR + 1.07%
4.00%, 01/22/2025 90 90
4.10%, 07/24/2023 75 77
4.33%, 03/15/2050
(e)
255 243
3 Month USD LIBOR + 1.52%
4.38%, 04/27/2028
(e)
175 176
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
115 116
Secured Overnight Financing Rate + 1.83%
5.00%, 01/21/2044 75 77
5.88%, 02/07/2042 60 68
6.11%, 01/29/2037 250 284
Bank of Montreal
0.95%, 01/22/2027
(e)
55 50
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 153
3.09%, 01/10/2037
(e)
125 105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.30%, 02/05/2024 350 352
3.70%, 06/07/2025
(f)
70 70
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 245 237
0.50%, 04/26/2024 150 144
0.75%, 01/28/2026 60 55
1.65%, 07/14/2028 245 218
2.05%, 01/26/2027 65 61
2.50%, 01/26/2032 65 57
3.35%, 04/25/2025 65 65
Bank of Nova Scotia/The
0.55%, 09/15/2023 150 146
1.05%, 03/02/2026 60 54
1.30%, 06/11/2025 155 145
1.30%, 09/15/2026 60 54
1.45%, 01/10/2025 175 166
2.15%, 08/01/2031 60 50
4.50%, 12/16/2025 60 61

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
1.01%, 12/10/2024
(e)
$ 200 $ 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.65%, 06/24/2031
(e)
310 264
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 157
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 381
4.97%, 05/16/2029
(e)
200 202
3 Month USD LIBOR + 1.90%
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 55 53
1.25%, 06/22/2026 60 54
3.30%, 04/07/2025 250 249
Citigroup Inc
0.78%, 10/30/2024
(e)
130 125
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(e)
385 366
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(e)
60 54
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(e)
295 278
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(e)
185 167
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(e)
130 124
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(e)
155 131
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 171
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 269
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(e)
60 47
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 135
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
130 115
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(e)
125 120
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 109
3.75%, 06/16/2024 400 404
3.79%, 03/17/2033
(e)
130 122
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 201
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 108
4.28%, 04/24/2048
(e)
100 94
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 75 75
4.45%, 09/29/2027 75 75
4.65%, 07/30/2045 115 113
4.66%, 05/24/2028
(e)
135 138
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
85 87
Secured Overnight Financing Rate + 2.09%
6.68%, 09/13/2043 360 430
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 $ 250 $ 240
Credit Suisse AG/New York NY
0.50%, 02/02/2024 500 477
0.52%, 08/09/2023 250 243
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(e)
300 292
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(e)
150 133
Secured Overnight Financing Rate + 1.32%
3.04%, 05/28/2032
(e)
150 125
Secured Overnight Financing Rate + 1.72%
4.10%, 01/13/2026 250 248
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 273
Secured Overnight Financing Rate + 1.36%
Goldman Sachs Group Inc/The
0.66%, 09/10/2024
(e)
115 111
Secured Overnight Financing Rate + 0.51%
0.86%, 02/12/2026
(e)
245 226
Secured Overnight Financing Rate + 0.61%
0.93%, 10/21/2024
(e)
120 116
Secured Overnight Financing Rate + 0.49%
1.09%, 12/09/2026
(e)
395 357
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
115 104
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
60 54
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
235 214
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
640 526
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
85 71
Secured Overnight Financing Rate + 1.25%
2.62%, 04/22/2032
(e)
115 99
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 173
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
60 51
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 89
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 187
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 49
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(e)
75 74
3 Month USD LIBOR + 1.20%
3.44%, 02/24/2043
(e)
200 169
Secured Overnight Financing Rate + 1.63%
3.75%, 02/25/2026 75 75
3.81%, 04/23/2029
(e)
75 73
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 109
4.00%, 03/03/2024 300 305
4.41%, 04/23/2039
(e)
175 169
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 149
6.25%, 02/01/2041 220 260
6.75%, 10/01/2037 210 246
HSBC Holdings PLC
1.65%, 04/18/2026
(e)
240 223
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
300 263
Secured Overnight Financing Rate + 1.73%

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
2.10%, 06/04/2026
(e)
$ 310 $ 291
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 167
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(e)
225 217
Secured Overnight Financing Rate + 1.40%
2.85%, 06/04/2031
(e)
200 174
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 500 494
3.97%, 05/22/2030
(e)
300 285
3 Month USD LIBOR + 1.61%
4.18%, 12/09/2025
(e),(f)
200 200
Secured Overnight Financing Rate + 1.51%
4.58%, 06/19/2029
(e)
240 237
3 Month USD LIBOR + 1.53%
6.50%, 09/15/2037 100 112
HSBC USA Inc
3.50%, 06/23/2024 500 502
ING Groep NV
3.55%, 04/09/2024 300 300
4.55%, 10/02/2028 300 299
JPMorgan Chase & Co
0.56%, 02/16/2025
(e)
60 57
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(e)
195 189
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
0.77%, 08/09/2025
(e)
115 108
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(e)
370 351
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(e)
115 109
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(e)
115 103
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
135 122
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
245 221
Secured Overnight Financing Rate + 0.77%
1.51%, 06/01/2024
(e)
220 217
Secured Overnight Financing Rate + 1.46%
1.58%, 04/22/2027
(e)
115 105
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
135 111
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 95
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
155 147
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(e)
255 225
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
145 138
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
220 200
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(e)
320 310
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(e)
65 49
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(e)
120 103
Secured Overnight Financing Rate + 1.18%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.58%, 04/22/2032
(e)
$ 115 $ 100
Secured Overnight Financing Rate + 1.25%
2.96%, 05/13/2031
(e)
95 85
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(e)
235 193
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(e)
235 182
Secured Overnight Financing Rate + 2.44%
3.13%, 01/23/2025 100 100
3.33%, 04/22/2052
(e)
115 94
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
200 193
3 Month USD LIBOR + 0.95%
3.80%, 07/23/2024
(e)
180 181
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 86
3.88%, 09/10/2024 75 76
4.01%, 04/23/2029
(e)
350 344
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(e)
230 229
3 Month USD LIBOR + 1.26%
4.32%, 04/26/2028
(e)
200 202
Secured Overnight Financing Rate + 1.56%
4.59%, 04/26/2033
(e)
135 139
Secured Overnight Financing Rate + 1.80%
5.60%, 07/15/2041 370 408
KeyCorp
2.25%, 04/06/2027 110 101
3.88%, 05/23/2025
(e)
175 177
Secured Overnight Financing Rate + 1.25%
Korea Development Bank/The
0.40%, 06/19/2024 200 190
0.80%, 04/27/2026 200 182
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 151
0.25%, 10/19/2023 305 296
0.25%, 03/08/2024 175 168
0.38%, 07/18/2025 315 292
0.50%, 09/20/2024 175 167
0.63%, 01/22/2026 155 143
1.00%, 10/01/2026 90 83
1.25%, 01/31/2025 125 120
2.50%, 11/20/2024 500 497
2.88%, 04/03/2028 450 448
3.00%, 05/20/2027
(a)
130 130
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 175 162
2.38%, 06/10/2025 230 227
Lloyds Banking Group PLC
3.90%, 03/12/2024 200 201
4.58%, 12/10/2025 575 578
4.65%, 03/24/2026 475 478
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(e)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 186
1.54%, 07/20/2027
(e)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.19%, 02/25/2025 200 192
2.80%, 07/18/2024 200 197
3.20%, 07/18/2029 200 185
3.75%, 07/18/2039 200 180

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
4.32%, 04/19/2033
(a),(e)
$ 200 $ 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
Mizuho Financial Group Inc
1.24%, 07/10/2024
(e)
200 195
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(e)
200 167
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(e)
200 190
3 Month USD LIBOR + 0.83%
2.84%, 07/16/2025
(e)
400 392
Secured Overnight Financing Rate + 1.24%
Morgan Stanley
0.79%, 01/22/2025
(e)
115 110
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(e)
115 109
Secured Overnight Financing Rate + 0.53%
0.99%, 12/10/2026
(e)
80 72
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(e)
200 188
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(e)
115 104
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
155 141
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
135 111
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 78
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
115 97
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 37
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
210 169
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 112
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(e)
255 250
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(e)
210 155
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 80
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(e)
60 50
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(e)
90 87
3 Month USD LIBOR + 1.34%
3.62%, 04/17/2025
(e)
310 310
Secured Overnight Financing Rate + 1.16%
3.63%, 01/20/2027 95 94
3.70%, 10/23/2024 400 406
3.88%, 04/29/2024 75 76
3.95%, 04/23/2027 60 59
4.00%, 07/23/2025 25 25
4.21%, 04/20/2028
(e)
135 135
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 302
5.00%, 11/24/2025 75 78
6.38%, 07/24/2042 315 382
NatWest Group PLC
1.64%, 06/14/2027
(e)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
5.08%, 01/27/2030
(e)
400 405
3 Month USD LIBOR + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Northern Trust Corp
4.00%, 05/10/2027 $ 145 $ 149
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 281
2.88%, 05/23/2025 70 70
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 118
2.31%, 04/23/2032
(e)
245 210
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 110 106
Royal Bank of Canada
0.43%, 01/19/2024 115 111
0.50%, 10/26/2023 100 97
1.15%, 07/14/2026 60 54
1.20%, 04/27/2026 115 105
1.60%, 01/21/2025 295 282
3.63%, 05/04/2027 70 69
3.88%, 05/04/2032 145 140
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
290 263
Secured Overnight Financing Rate + 1.25%
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(e)
200 182
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(e)
65 61
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 51
2.35%, 11/01/2025
(e)
110 107
Secured Overnight Financing Rate + 0.94%
3.30%, 12/16/2024 75 76
3.70%, 11/20/2023 75 76
4.42%, 05/13/2033
(e)
135 137
Secured Overnight Financing Rate + 1.61%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 187
1.90%, 09/17/2028 200 174
2.13%, 07/08/2030 200 168
2.14%, 09/23/2030 150 124
2.35%, 01/15/2025 200 193
2.93%, 09/17/2041 60 46
3.01%, 10/19/2026 75 72
3.04%, 07/16/2029 200 183
3.45%, 01/11/2027 165 160
Toronto-Dominion Bank/The
0.45%, 09/11/2023 240 234
0.70%, 09/10/2024 60 57
0.75%, 06/12/2023 125 123
1.15%, 06/12/2025 125 117
1.20%, 06/03/2026 60 55
1.95%, 01/12/2027 125 115
2.00%, 09/10/2031 60 50
2.35%, 03/08/2024 65 64
3.20%, 03/10/2032 65 60
Truist Financial Corp
1.20%, 08/05/2025 60 56
1.27%, 03/02/2027
(e)
195 177
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
130 115
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030
(a)
60 51
4.00%, 05/01/2025 75 76

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
1.38%, 07/22/2030 $ 110 $ 90
2.22%, 01/27/2028
(e)
275 257
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 188
2.49%, 11/03/2036
(e)
170 142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
Wells Fargo & Co
0.81%, 05/19/2025
(e)
175 166
Secured Overnight Financing Rate + 0.51%
1.65%, 06/02/2024
(e)
220 217
Secured Overnight Financing Rate + 1.60%
2.19%, 04/30/2026
(e)
485 461
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
220 203
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(e)
485 397
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
755 697
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
60 58
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 75
3.58%, 05/22/2028
(e)
375 365
3 Month USD LIBOR + 1.31%
3.91%, 04/25/2026
(e)
235 235
Secured Overnight Financing Rate + 1.32%
4.61%, 04/25/2053
(e)
235 231
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 250 243
4.90%, 11/17/2045 75 74
5.38%, 11/02/2043 185 195
Westpac Banking Corp
1.15%, 06/03/2026 60 54
1.95%, 11/20/2028 60 53
2.15%, 06/03/2031 60 51
2.35%, 02/19/2025 150 147
2.89%, 02/04/2030
(e)
155 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
3.02%, 11/18/2036
(e)
45 37
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 46
3.74%, 08/26/2025 120 121
4.04%, 08/26/2027 120 121
4.11%, 07/24/2034
(e)
145 136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 53,575
Beverages - 0 .60%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 250 250
4.70%, 02/01/2036 250 253
4.90%, 02/01/2046 250 249
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 72
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 125
4.35%, 06/01/2040 130 123
4.50%, 06/01/2050 130 124
4.60%, 04/15/2048 35 33
4.75%, 01/23/2029 250 260
4.75%, 04/15/2058 75 71
4.95%, 01/15/2042 25 25
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
(continued)
5.45%, 01/23/2039 $ 200 $ 213
5.80%, 01/23/2059 210 236
8.20%, 01/15/2039 60 82
Coca-Cola Co/The
1.00%, 03/15/2028 265 233
1.50%, 03/05/2028 60 54
1.75%, 09/06/2024 140 138
2.25%, 01/05/2032 60 54
2.50%, 06/01/2040 140 113
2.50%, 03/15/2051 115 86
2.60%, 06/01/2050 140 107
2.88%, 05/05/2041 60 51
3.00%, 03/05/2051 90 75
Constellation Brands Inc
2.25%, 08/01/2031 150 125
3.15%, 08/01/2029 90 83
3.60%, 05/09/2024 75 76
4.35%, 05/09/2027 160 162
Diageo Capital PLC
2.13%, 10/24/2024 200 195
2.38%, 10/24/2029 200 182
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 132
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 51
3.35%, 03/15/2051 60 46
3.40%, 11/15/2025 100 99
3.95%, 04/15/2029 85 83
4.05%, 04/15/2032 85 82
4.42%, 05/25/2025 18 18
4.50%, 04/15/2052 85 79
Molson Coors Beverage Co
3.00%, 07/15/2026 105 101
4.20%, 07/15/2046 250 218
PepsiCo Inc
0.40%, 10/07/2023 100 98
1.40%, 02/25/2031 130 109
1.95%, 10/21/2031 200 174
2.63%, 10/21/2041 225 184
2.75%, 10/21/2051 225 181
2.85%, 02/24/2026 90 89
2.88%, 10/15/2049 145 119
$ 5,713
Biotechnology - 0 .29%
Amgen Inc
1.65%, 08/15/2028 125 110
2.00%, 01/15/2032 120 100
2.25%, 08/19/2023 60 60
2.45%, 02/21/2030 155 139
3.00%, 02/22/2029 200 189
3.00%, 01/15/2052 120 89
3.15%, 02/21/2040 155 128
3.38%, 02/21/2050 155 124
4.20%, 02/22/2052 200 185
5.15%, 11/15/2041 113 117
Biogen Inc
4.05%, 09/15/2025 160 161
5.20%, 09/15/2045 30 30
Gilead Sciences Inc
1.65%, 10/01/2030 150 127
2.60%, 10/01/2040 75 57
2.80%, 10/01/2050 150 110
2.95%, 03/01/2027 240 231
3.50%, 02/01/2025 75 75
3.65%, 03/01/2026 75 75
4.15%, 03/01/2047 25 23

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 $ 160 $ 132
Royalty Pharma PLC
0.75%, 09/02/2023 155 151
1.75%, 09/02/2027 155 137
2.20%, 09/02/2030 155 129
3.30%, 09/02/2040 155 120
$ 2,799
Building Materials - 0 .13%
Carrier Global Corp
2.24%, 02/15/2025 147 141
2.49%, 02/15/2027 35 32
3.38%, 04/05/2040 155 127
3.58%, 04/05/2050 155 124
Johnson Controls International plc
5.13%, 09/14/2045 47 48
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 99
Martin Marietta Materials Inc
0.65%, 07/15/2023 60 58
2.50%, 03/15/2030 155 134
3.20%, 07/15/2051 60 45
Masco Corp
1.50%, 02/15/2028 60 52
Owens Corning
4.30%, 07/15/2047 150 131
Vulcan Materials Co
3.50%, 06/01/2030 295 277
$ 1,268
Chemicals - 0 .29%
Dow Chemical Co/The
2.10%, 11/15/2030 160 137
3.60%, 11/15/2050 160 131
3.63%, 05/15/2026 80 80
4.80%, 11/30/2028 90 93
DuPont de Nemours Inc
4.21%, 11/15/2023 50 51
5.32%, 11/15/2038 145 151
5.42%, 11/15/2048 185 196
Eastman Chemical Co
4.65%, 10/15/2044 75 70
Ecolab Inc
1.30%, 01/30/2031 150 123
1.65%, 02/01/2027 105 97
2.13%, 08/15/2050
(a)
150 101
EI du Pont de Nemours and Co
1.70%, 07/15/2025 60 57
Linde Inc/CT
1.10%, 08/10/2030 160 131
LYB International Finance III LLC
1.25%, 10/01/2025 64 59
2.25%, 10/01/2030 130 111
3.63%, 04/01/2051 130 105
4.20%, 10/15/2049 160 141
Mosaic Co/The
4.25%, 11/15/2023 300 304
5.63%, 11/15/2043 25 27
Nutrien Ltd
3.00%, 04/01/2025 150 148
PPG Industries Inc
1.20%, 03/15/2026 60 55
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 210
3.30%, 05/15/2050 90 71
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Corp
3.13%, 08/15/2051 $ 60 $ 44
3.60%, 08/15/2026 110 109
$ 2,802
Commercial Mortgage Backed Securities - 0 .59%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(h)
500 504
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 497
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 884
Fannie Mae-Aces
2.51%, 11/25/2022
(h)
281 281
2.99%, 12/25/2027
(h)
807 793
Freddie Mac Multifamily Structured Pass
Through Certificates
3.17%, 10/25/2024 1,000 1,002
3.21%, 03/25/2025 1,248 1,252
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 137 137
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 276 275
$ 5,625
Commercial Services - 0 .20%
American University/The
3.67%, 04/01/2049 35 30
Automatic Data Processing Inc
1.70%, 05/15/2028 60 54
California Institute of Technology
4.32%, 08/01/2045 50 49
Global Payments Inc
1.20%, 03/01/2026 45 41
1.50%, 11/15/2024 65 62
2.65%, 02/15/2025 140 136
3.20%, 08/15/2029 140 127
4.15%, 08/15/2049 70 58
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 185
4.68%, 07/01/2114 100 102
Moody's Corp
2.55%, 08/18/2060 160 103
5.25%, 07/15/2044 90 94
PayPal Holdings Inc
2.40%, 10/01/2024 145 143
2.85%, 10/01/2029 145 134
3.90%, 06/01/2027 65 66
4.40%, 06/01/2032 65 66
S&P Global Inc
1.25%, 08/15/2030
(a)
160 130
2.45%, 03/01/2027
(i)
100 95
2.50%, 12/01/2029 55 50
3.25%, 12/01/2049 55 45
3.70%, 03/01/2052
(i)
100 89
University of Southern California
5.25%, 10/01/2111 20 21
$ 1,880
Computers - 0 .70%
Apple Inc
0.70%, 02/08/2026 275 254
1.13%, 05/11/2025 300 285
1.20%, 02/08/2028 285 254
1.40%, 08/05/2028 60 53
1.65%, 02/08/2031 140 120
1.70%, 08/05/2031
(a)
115 98
2.38%, 02/08/2041 140 111

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
2.40%, 08/20/2050 $ 210 $ 154
2.55%, 08/20/2060 105 76
2.65%, 02/08/2051 140 108
2.70%, 08/05/2051 85 66
2.80%, 02/08/2061 140 105
2.90%, 09/12/2027 300 294
2.95%, 09/11/2049 140 115
3.20%, 05/11/2027 110 110
3.75%, 11/13/2047 195 185
3.85%, 05/04/2043 200 192
4.38%, 05/13/2045 80 82
4.65%, 02/23/2046 170 183
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
60 45
3.45%, 12/15/2051
(i)
120 87
4.00%, 07/15/2024 300 303
5.30%, 10/01/2029 300 305
5.45%, 06/15/2023 29 30
6.02%, 06/15/2026 300 317
8.35%, 07/15/2046 26 34
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 455 442
4.45%, 10/02/2023 160 163
4.90%, 10/15/2025 200 207
6.20%, 10/15/2035 75 82
HP Inc
1.45%, 06/17/2026 60 54
3.00%, 06/17/2027 140 133
6.00%, 09/15/2041 355 375
International Business Machines Corp
2.20%, 02/09/2027 575 541
3.38%, 08/01/2023 100 101
3.50%, 05/15/2029 160 155
4.15%, 05/15/2039 195 183
4.70%, 02/19/2046 145 143
NetApp Inc
2.38%, 06/22/2027 155 145
$ 6,690
Consumer Products - 0 .02%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 179
Cosmetics & Personal Care - 0 .18%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 137
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027
(i)
250 245
3.63%, 03/24/2032
(i)
250 239
Procter & Gamble Co/The
0.55%, 10/29/2025 180 166
1.20%, 10/29/2030 280 234
1.90%, 02/01/2027 40 38
2.30%, 02/01/2032 40 36
3.55%, 03/25/2040 155 145
Unilever Capital Corp
1.38%, 09/14/2030 150 124
2.60%, 05/05/2024 200 199
2.90%, 05/05/2027 150 146
$ 1,709
Diversified Financial Services - 0 .99%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.15%, 10/29/2023 150 144
1.65%, 10/29/2024 455 427
1.75%, 10/29/2024 150 140
1.75%, 01/30/2026 150 134
2.45%, 10/29/2026 150 134
2.88%, 08/14/2024 225 218
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust   (continued)
3.30%, 01/30/2032 $ 150 $ 127
3.40%, 10/29/2033 150 124
Air Lease Corp
2.10%, 09/01/2028 115 98
2.30%, 02/01/2025 585 555
2.88%, 01/15/2032 65 54
3.00%, 09/15/2023 200 198
Ally Financial Inc
1.45%, 10/02/2023 55 54
2.20%, 11/02/2028 60 51
8.00%, 11/01/2031 170 200
American Express Co
1.65%, 11/04/2026 310 286
2.25%, 03/04/2025 65 63
2.50%, 07/30/2024 220 217
3.38%, 05/03/2024 170 171
4.05%, 05/03/2029 100 100
BlackRock Inc
2.10%, 02/25/2032 295 251
Brookfield Finance Inc
2.72%, 04/15/2031 60 52
3.50%, 03/30/2051 150 116
4.00%, 04/01/2024 375 380
Capital One Financial Corp
1.34%, 12/06/2024
(e)
200 193
Secured Overnight Financing Rate + 0.69%
1.88%, 11/02/2027
(e)
390 349
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
60 48
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 60 59
3.30%, 10/30/2024 75 74
4.93%, 05/10/2028
(e)
245 249
Secured Overnight Financing Rate + 2.06%
Charles Schwab Corp/The
0.90%, 03/11/2026 140 127
1.15%, 05/13/2026 60 55
1.65%, 03/11/2031 140 115
1.95%, 12/01/2031 60 50
2.00%, 03/20/2028 115 105
CME Group Inc
5.30%, 09/15/2043 200 222
Discover Financial Services
4.10%, 02/09/2027 75 74
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 98
2.65%, 09/15/2040 160 123
3.00%, 09/15/2060 160 112
3.75%, 12/01/2025 75 76
4.00%, 09/15/2027 135 136
4.60%, 03/15/2033 65 67
4.95%, 06/15/2052 65 67
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 200 164
Legg Mason Inc
5.63%, 01/15/2044 25 27
Mastercard Inc
2.00%, 11/18/2031 190 164
2.95%, 03/15/2051 60 48
3.35%, 03/26/2030 75 73
3.38%, 04/01/2024 150 152
Nasdaq Inc
2.50%, 12/21/2040 55 39

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Nomura Holdings Inc
1.85%, 07/16/2025 $ 315 $ 294
2.33%, 01/22/2027 200 182
2.68%, 07/16/2030 315 269
Synchrony Financial
4.25%, 08/15/2024 290 290
4.50%, 07/23/2025 575 573
Visa Inc
1.10%, 02/15/2031 160 130
1.90%, 04/15/2027 80 75
2.00%, 08/15/2050 160 109
2.70%, 04/15/2040 155 130
$ 9,412
Electric - 1 .80%
AEP Texas Inc
2.10%, 07/01/2030 160 136
3.45%, 01/15/2050 50 40
3.45%, 05/15/2051 60 47
4.70%, 05/15/2032 105 107
5.25%, 05/15/2052 105 112
AEP Transmission Co LLC
2.75%, 08/15/2051 60 44
AES Corp/The
2.45%, 01/15/2031 60 50
Alabama Power Co
1.45%, 09/15/2030 155 128
3.13%, 07/15/2051 60 47
Ameren Corp
1.75%, 03/15/2028 60 53
Ameren Illinois Co
1.55%, 11/15/2030 65 54
3.25%, 03/15/2050 75 61
American Electric Power Co Inc
1.00%, 11/01/2025 15 14
2.30%, 03/01/2030 155 134
Arizona Public Service Co
2.60%, 08/15/2029 90 80
2.65%, 09/15/2050 150 101
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 52
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 65 53
2.85%, 05/15/2051 85 64
3.80%, 07/15/2048 125 109
4.60%, 05/01/2053
(i)
65 65
5.15%, 11/15/2043 200 208
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 51
CenterPoint Energy Inc
1.45%, 06/01/2026 60 55
2.95%, 03/01/2030 100 91
3.70%, 09/01/2049 60 50
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 48
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 155 123
3.13%, 03/15/2051 60 49
4.70%, 01/15/2044 150 152
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 55
2.05%, 07/01/2031 60 52
3.20%, 03/15/2027 140 138
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 48
3.00%, 12/01/2060 65 46
3.70%, 11/15/2059 80 65
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consolidated Edison Co of New York Inc
(continued)
3.88%, 06/15/2047 $ 300 $ 261
4.45%, 03/15/2044 250 239
Consumers Energy Co
2.50%, 05/01/2060 155 103
Dominion Energy Inc
1.45%, 04/15/2026 60 55
3.30%, 04/15/2041 60 49
3.38%, 04/01/2030 155 145
5.95%, 06/15/2035 200 219
DTE Electric Co
1.90%, 04/01/2028 40 36
3.70%, 03/15/2045 200 176
DTE Energy Co
1.05%, 06/01/2025 80 74
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 134
5.30%, 02/15/2040 125 134
Duke Energy Corp
0.90%, 09/15/2025 150 138
2.65%, 09/01/2026 90 86
3.15%, 08/15/2027 90 87
3.30%, 06/15/2041 60 48
3.50%, 06/15/2051 60 47
Duke Energy Florida LLC
1.75%, 06/15/2030 155 131
2.50%, 12/01/2029 125 113
3.40%, 10/01/2046 200 167
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 115
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 134
Duke Energy Progress LLC
2.50%, 08/15/2050 160 115
Emera US Finance LP
4.75%, 06/15/2046 75 69
Entergy Arkansas LLC
2.65%, 06/15/2051 45 33
Entergy Corp
1.90%, 06/15/2028 35 31
2.40%, 06/15/2031 60 51
Entergy Louisiana LLC
2.90%, 03/15/2051 35 27
3.10%, 06/15/2041 60 49
3.12%, 09/01/2027 200 193
Entergy Texas Inc
1.75%, 03/15/2031 150 124
4.00%, 03/30/2029 170 169
Evergy Inc
2.45%, 09/15/2024 140 136
Evergy Metro Inc
2.25%, 06/01/2030 155 136
Eversource Energy
0.80%, 08/15/2025 160 146
1.65%, 08/15/2030 160 130
Exelon Corp
3.35%, 03/15/2032
(i)
65 60
4.95%, 06/15/2035 320 322
Florida Power & Light Co
2.45%, 02/03/2032 65 58
2.88%, 12/04/2051 65 51
3.70%, 12/01/2047 70 64
4.05%, 10/01/2044 145 138
5.65%, 02/01/2037 250 285

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Georgia Power Co
2.20%, 09/15/2024 $ 140 $ 136
3.25%, 03/30/2027 750 726
4.70%, 05/15/2032 65 67
Interstate Power and Light Co
2.30%, 06/01/2030 40 35
Kentucky Utilities Co
3.30%, 06/01/2050 155 125
MidAmerican Energy Co
3.15%, 04/15/2050 145 118
4.25%, 07/15/2049 200 194
Mississippi Power Co
4.25%, 03/15/2042 30 27
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 245 234
1.00%, 06/15/2026 60 54
2.85%, 01/27/2025 100 99
Nevada Power Co
2.40%, 05/01/2030 200 177
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 45 40
2.25%, 06/01/2030 250 217
2.75%, 11/01/2029 105 95
Northern States Power Co/MN
2.25%, 04/01/2031 60 53
2.60%, 06/01/2051 155 115
2.90%, 03/01/2050 70 56
5.35%, 11/01/2039 30 33
NSTAR Electric Co
4.55%, 06/01/2052 65 66
Ohio Power Co
1.63%, 01/15/2031 265 218
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 137
3.10%, 09/15/2049 195 157
4.15%, 06/01/2032
(i)
65 66
4.60%, 06/01/2052
(i)
65 68
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 526
2.50%, 02/01/2031 280 223
3.30%, 08/01/2040 155 114
3.50%, 08/01/2050 200 140
4.20%, 06/01/2041 60 46
PacifiCorp
2.90%, 06/15/2052 60 46
PECO Energy Co
2.80%, 06/15/2050 110 83
2.85%, 09/15/2051 150 114
4.60%, 05/15/2052 20 21
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 55
Public Service Co of Colorado
1.88%, 06/15/2031 45 38
2.70%, 01/15/2051 95 70
4.50%, 06/01/2052 25 26
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 104
3.15%, 01/01/2050 155 125
3.65%, 09/01/2028 200 198
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 292
Puget Sound Energy Inc
2.89%, 09/15/2051 170 127
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 126
3.32%, 04/15/2050 155 128
3.70%, 03/15/2052 65 58
4.50%, 08/15/2040 175 171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Sempra Energy
4.00%, 02/01/2048 $ 70 $ 61
Southern California Edison Co
2.25%, 06/01/2030 155 132
2.85%, 08/01/2029 100 90
3.45%, 02/01/2052 65 51
4.00%, 04/01/2047 70 60
4.70%, 06/01/2027 135 137
5.50%, 03/15/2040 350 358
5.95%, 02/01/2038 30 32
Southern Co/The
1.75%, 03/15/2028 60 52
2.95%, 07/01/2023 105 105
3.75%, 09/15/2051
(e)
40 36
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
150 138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 34
Southwestern Public Service Co
4.50%, 08/15/2041 300 292
Tampa Electric Co
3.45%, 03/15/2051 100 82
Tucson Electric Power Co
1.50%, 08/01/2030 105 86
3.25%, 05/01/2051 60 46
Union Electric Co
2.15%, 03/15/2032 60 51
2.63%, 03/15/2051 130 94
Virginia Electric and Power Co
2.30%, 11/15/2031 65 56
2.45%, 12/15/2050 145 102
2.95%, 11/15/2051 120 93
3.75%, 05/15/2027 40 40
8.88%, 11/15/2038 225 328
WEC Energy Group Inc
0.55%, 09/15/2023 150 146
1.38%, 10/15/2027 130 114
2.20%, 12/15/2028 60 54
Wisconsin Public Service Corp
2.85%, 12/01/2051 65 49
Xcel Energy Inc
0.50%, 10/15/2023 75 72
1.75%, 03/15/2027 15 14
2.60%, 12/01/2029 140 125
4.60%, 06/01/2032 40 41
$ 17,184
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 225 202
2.20%, 12/21/2031 120 104
$ 306
Electronics - 0 .08%
Agilent Technologies Inc
2.10%, 06/04/2030 155 130
2.30%, 03/12/2031 60 51
Fortive Corp
3.15%, 06/15/2026 100 97
Honeywell International Inc
1.10%, 03/01/2027 60 54
1.35%, 06/01/2025 80 76
1.75%, 09/01/2031 60 51
2.80%, 06/01/2050 155 125
3.81%, 11/21/2047 100 94

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Jabil Inc
1.70%, 04/15/2026 $ 60 $ 54
Tyco Electronics Group SA
7.13%, 10/01/2037 37 47
$ 779
Entertainment - 0 .14%
Magallanes Inc
3.43%, 03/15/2024
(i)
135 134
3.64%, 03/15/2025
(i)
130 128
3.76%, 03/15/2027
(i)
130 126
4.05%, 03/15/2029
(i)
130 125
4.28%, 03/15/2032
(i)
195 182
5.05%, 03/15/2042
(i)
330 298
5.14%, 03/15/2052
(i)
170 152
5.39%, 03/15/2062
(i)
215 193
$ 1,338
Environmental Control - 0 .08%
Republic Services Inc
1.75%, 02/15/2032 35 28
2.30%, 03/01/2030 85 74
3.38%, 11/15/2027 175 171
Waste Connections Inc
2.20%, 01/15/2032 120 101
Waste Management Inc
0.75%, 11/15/2025 210 194
2.00%, 06/01/2029
(a)
60 53
2.50%, 11/15/2050 75 53
4.15%, 04/15/2032 100 101
$ 775
Federal & Federally Sponsored Credit - 0 .10%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 115 111
0.88%, 11/18/2024 555 531
1.13%, 01/06/2025 220 212
2.63%, 05/16/2024 135 135
$ 989
Finance - Mortgage Loan/Banker - 1 .06%
Fannie Mae
0.50%, 06/17/2025 1,060 990
0.50%, 11/07/2025 135 125
0.75%, 10/08/2027 400 357
0.88%, 08/05/2030 310 259
2.50%, 02/05/2024 1,000 999
5.63%, 07/15/2037 65 81
6.63%, 11/15/2030
(a)
230 288
7.13%, 01/15/2030 250 318
7.25%, 05/15/2030 249 320
Federal Home Loan Banks
0.13%, 06/02/2023 115 113
0.13%, 08/28/2023 70 68
0.38%, 09/04/2025 150 139
1.00%, 12/20/2024 300 287
1.25%, 12/21/2026 450 419
2.50%, 02/13/2024 500 501
3.25%, 11/16/2028 150 152
5.50%, 07/15/2036 370 453
Freddie Mac
0.13%, 10/16/2023 205 199
0.25%, 06/26/2023 1,315 1,288
0.25%, 08/24/2023 310 303
0.25%, 09/08/2023 460 449
0.25%, 11/06/2023 150 146
0.25%, 12/04/2023 110 106
0.38%, 09/23/2025 1,455 1,345
6.25%, 07/15/2032 280 353
6.75%, 03/15/2031 43 55
$ 10,113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .33%
Campbell Soup Co
4.15%, 03/15/2028 $ 185 $ 185
Conagra Brands Inc
1.38%, 11/01/2027 100 86
4.85%, 11/01/2028 140 142
5.30%, 11/01/2038 85 84
5.40%, 11/01/2048 85 84
General Mills Inc
2.25%, 10/14/2031 175 148
4.00%, 04/17/2025 75 76
Hershey Co/The
1.70%, 06/01/2030 155 133
2.65%, 06/01/2050 185 138
J M Smucker Co/The
2.13%, 03/15/2032 60 50
Kellogg Co
2.10%, 06/01/2030 155 132
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 10
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 193
4.88%, 10/01/2049 200 187
6.50%, 02/09/2040 200 223
Kroger Co/The
1.70%, 01/15/2031 60 49
4.45%, 02/01/2047 25 23
5.15%, 08/01/2043 300 305
5.40%, 07/15/2040 30 31
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 54
1.85%, 02/15/2031 60 49
Mondelez International Inc
1.50%, 02/04/2031 165 133
2.63%, 03/17/2027 65 62
2.63%, 09/04/2050 165 118
Sysco Corp
2.45%, 12/14/2031 115 99
4.85%, 10/01/2045 250 242
Tyson Foods Inc
3.55%, 06/02/2027 75 74
$ 3,110
Forest Products & Paper - 0 .09%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 308
Georgia-Pacific LLC
7.75%, 11/15/2029 20 24
8.00%, 01/15/2024 400 431
Suzano Austria GmbH
2.50%, 09/15/2028 75 65
$ 828
Gas - 0 .13%
Atmos Energy Corp
1.50%, 01/15/2031 150 123
3.38%, 09/15/2049 145 120
4.13%, 10/15/2044 140 129
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 125
NiSource Inc
0.95%, 08/15/2025 320 293
3.60%, 05/01/2030 160 150
Southern California Gas Co
2.55%, 02/01/2030 155 139
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 130
3.15%, 09/30/2051 60 44
Washington Gas Light Co
3.65%, 09/15/2049 25 21
$ 1,274

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 02/24/2025 $ 150 $ 147
2.75%, 11/15/2050 85 62
$ 209
Healthcare - Products - 0 .23%
Abbott Laboratories
1.15%, 01/30/2028 250 221
4.75%, 04/15/2043 300 319
Baxter International Inc
0.87%, 12/01/2023
(i)
120 116
1.73%, 04/01/2031 85 69
1.92%, 02/01/2027
(i)
120 110
2.27%, 12/01/2028
(i)
65 58
Boston Scientific Corp
1.90%, 06/01/2025 155 147
Danaher Corp
2.60%, 10/01/2050 150 108
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 137
3.25%, 11/15/2039 150 130
Koninklijke Philips NV
5.00%, 03/15/2042 30 30
Medtronic Inc
4.63%, 03/15/2045 86 91
PerkinElmer Inc
0.85%, 09/15/2024 40 38
1.90%, 09/15/2028 45 39
Stryker Corp
3.38%, 11/01/2025 75 75
4.38%, 05/15/2044 25 23
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 120 115
2.00%, 10/15/2031 65 55
2.60%, 10/01/2029 145 133
2.80%, 10/15/2041 50 40
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 210 181
$ 2,235
Healthcare - Services - 0 .57%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 298
Aetna Inc
2.80%, 06/15/2023 50 50
3.88%, 08/15/2047 60 53
6.75%, 12/15/2037 205 246
Anthem Inc
1.50%, 03/15/2026 60 56
2.88%, 09/15/2029 220 204
3.13%, 05/15/2050 75 59
3.60%, 03/15/2051 60 52
4.10%, 03/01/2028 255 257
4.10%, 05/15/2032 160 160
4.65%, 01/15/2043 30 30
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 119
HCA Inc
2.38%, 07/15/2031 60 50
3.38%, 03/15/2029
(i)
135 125
3.50%, 07/15/2051 260 194
4.38%, 03/15/2042
(i)
65 57
5.25%, 06/15/2026 970 1,005
Humana Inc
1.35%, 02/03/2027 60 53
2.15%, 02/03/2032 60 50
3.13%, 08/15/2029 70 65
4.50%, 04/01/2025 155 159
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 217
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Quest Diagnostics Inc
2.95%, 06/30/2030 $ 155 $ 140
UnitedHealth Group Inc
0.55%, 05/15/2024 60 57
1.25%, 01/15/2026 155 145
2.30%, 05/15/2031 60 53
2.38%, 08/15/2024 250 247
2.75%, 05/15/2040 155 126
2.88%, 08/15/2029 150 142
2.90%, 05/15/2050 155 121
3.05%, 05/15/2041 60 50
3.25%, 05/15/2051 435 363
3.70%, 05/15/2027 65 66
4.20%, 05/15/2032 65 67
4.25%, 06/15/2048 110 108
4.45%, 12/15/2048 95 95
4.75%, 05/15/2052 65 69
$ 5,408
Home Builders - 0 .02%
DR Horton Inc
1.30%, 10/15/2026 60 53
1.40%, 10/15/2027
(a)
150 130
$ 183
Home Furnishings - 0 .03%
Leggett & Platt Inc
4.40%, 03/15/2029 250 249
Insurance - 0 .69%
Aflac Inc
1.13%, 03/15/2026 60 55
Allstate Corp/The
0.75%, 12/15/2025 170 155
1.45%, 12/15/2030 170 138
American International Group Inc
3.90%, 04/01/2026 250 251
4.38%, 06/30/2050 100 95
5.75%, 04/01/2048
(e)
400 381
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 139
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 43
2.85%, 05/28/2027 65 62
2.90%, 08/23/2051 60 43
Arch Capital Finance LLC
5.03%, 12/15/2046 45 45
Athene Holding Ltd
4.13%, 01/12/2028 575 556
AXA SA
8.60%, 12/15/2030 30 37
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 108
2.30%, 03/15/2027 65 63
2.50%, 01/15/2051 90 63
2.85%, 10/15/2050 100 76
2.88%, 03/15/2032 65 60
3.85%, 03/15/2052 100 91
4.20%, 08/15/2048 180 175
5.75%, 01/15/2040 25 29
Brown & Brown Inc
4.50%, 03/15/2029 300 301
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 247
2.85%, 12/15/2051 30 23
CNA Financial Corp
2.05%, 08/15/2030 160 133

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Corebridge Financial Inc
3.50%, 04/04/2025
(i)
$ 65 $ 64
3.85%, 04/05/2029
(i)
65 62
3.90%, 04/05/2032
(i)
65 62
Equitable Holdings Inc
4.35%, 04/20/2028 140 140
5.00%, 04/20/2048 90 88
First American Financial Corp
4.60%, 11/15/2024 300 308
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 143
Markel Corp
3.45%, 05/07/2052 75 59
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 255
4.90%, 03/15/2049 110 114
MetLife Inc
4.13%, 08/13/2042 250 235
4.60%, 05/13/2046 195 197
4.88%, 11/13/2043 50 52
Progressive Corp/The
3.70%, 03/15/2052 210 185
4.35%, 04/25/2044 30 29
Prudential Financial Inc
2.10%, 03/10/2030 150 132
3.70%, 10/01/2050
(e)
160 137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 185 162
5.20%, 03/15/2044
(e)
400 391
3 Month USD LIBOR + 3.04%
5.70%, 09/15/2048
(e)
100 99
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 71
W R Berkley Corp
4.00%, 05/12/2050 75 65
Willis North America Inc
2.95%, 09/15/2029 50 45
3.88%, 09/15/2049 140 114
$ 6,578
Internet - 0 .36%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 139
3.40%, 12/06/2027 260 250
Alphabet Inc
1.10%, 08/15/2030 160 134
1.90%, 08/15/2040 160 119
2.25%, 08/15/2060 160 109
Amazon.com Inc
0.45%, 05/12/2024 210 201
1.65%, 05/12/2028 265 239
2.10%, 05/12/2031 210 185
2.50%, 06/03/2050 285 212
2.80%, 08/22/2024 75 75
2.88%, 05/12/2041 210 175
3.00%, 04/13/2025 270 271
3.10%, 05/12/2051 210 175
3.25%, 05/12/2061 115 93
3.30%, 04/13/2027 180 180
3.60%, 04/13/2032 180 178
3.80%, 12/05/2024 75 77
3.95%, 04/13/2052 90 87
4.25%, 08/22/2057 75 74
Baidu Inc
3.08%, 04/07/2025 200 196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
eBay Inc
1.90%, 03/11/2025 $ 155 $ 148
2.60%, 05/10/2031 60 52
3.45%, 08/01/2024 60 60
4.00%, 07/15/2042 20 18
Expedia Group Inc
2.95%, 03/15/2031 45 38
$ 3,485
Iron & Steel - 0 .08%
Nucor Corp
2.00%, 06/01/2025 155 148
3.13%, 04/01/2032 65 59
4.30%, 05/23/2027 65 66
Steel Dynamics Inc
1.65%, 10/15/2027 65 57
2.40%, 06/15/2025 40 39
2.80%, 12/15/2024 75 74
Vale Overseas Ltd
6.25%, 08/10/2026 200 215
6.88%, 11/10/2039 125 141
$ 799
Leisure Products & Services - 0 .03%
Harley-Davidson Inc
3.50%, 07/28/2025 300 295
Lodging - 0 .05%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 134
3.50%, 08/18/2026 70 64
3.90%, 08/08/2029 140 122
Marriott International Inc/MD
2.85%, 04/15/2031 60 52
Sands China Ltd
2.30%, 03/08/2027
(i)
200 157
$ 529
Machinery - Construction & Mining - 0 .10%
Caterpillar Financial Services Corp
0.45%, 09/14/2023 120 117
0.45%, 05/17/2024 60 57
0.65%, 07/07/2023 160 157
0.80%, 11/13/2025 65 60
0.95%, 01/10/2024 65 63
1.10%, 09/14/2027 120 107
1.15%, 09/14/2026 60 55
3.40%, 05/13/2025 135 136
Caterpillar Inc
3.25%, 09/19/2049 145 124
3.80%, 08/15/2042 50 47
$ 923
Machinery - Diversified - 0 .20%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 140
Dover Corp
5.38%, 03/01/2041 30 31
John Deere Capital Corp
0.40%, 10/10/2023 130 126
0.70%, 07/05/2023 155 152
0.70%, 01/15/2026 225 206
1.05%, 06/17/2026 60 55
1.50%, 03/06/2028 60 54
2.00%, 06/17/2031 55 48
2.05%, 01/09/2025 155 151
2.35%, 03/08/2027 65 62
2.80%, 07/18/2029 115 108
Otis Worldwide Corp
2.06%, 04/05/2025 155 149
2.57%, 02/15/2030 155 136
3.36%, 02/15/2050 155 120

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Rockwell Automation Inc
1.75%, 08/15/2031 $ 40 $ 33
2.80%, 08/15/2061 60 42
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 302
$ 1,915
Media - 0 .77%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 102
2.30%, 02/01/2032 250 198
2.80%, 04/01/2031 110 92
3.50%, 06/01/2041 115 86
3.70%, 04/01/2051 110 80
3.85%, 04/01/2061 250 177
3.90%, 06/01/2052 60 45
4.40%, 12/01/2061 30 23
4.91%, 07/23/2025 70 71
5.38%, 04/01/2038 50 47
5.75%, 04/01/2048 280 272
6.48%, 10/23/2045 175 181
Comcast Corp
1.50%, 02/15/2031 160 133
2.35%, 01/15/2027 155 147
2.45%, 08/15/2052 160 113
2.65%, 02/01/2030 115 106
2.65%, 08/15/2062 160 109
2.94%, 11/01/2056
(i)
530 395
2.99%, 11/01/2063
(i)
409 296
3.15%, 03/01/2026 75 74
3.25%, 11/01/2039 230 200
3.38%, 08/15/2025 175 176
3.55%, 05/01/2028 225 223
3.90%, 03/01/2038 160 153
3.97%, 11/01/2047 105 96
4.05%, 11/01/2052 47 44
Discovery Communications LLC
3.63%, 05/15/2030 60 55
3.95%, 06/15/2025 350 348
3.95%, 03/20/2028 500 482
4.00%, 09/15/2055 91 69
Fox Corp
5.48%, 01/25/2039 110 112
5.58%, 01/25/2049 140 145
Paramount Global
4.38%, 03/15/2043 400 337
4.85%, 07/01/2042 300 265
7.88%, 07/30/2030 30 36
Thomson Reuters Corp
5.85%, 04/15/2040 30 32
Time Warner Cable LLC
4.50%, 09/15/2042 170 142
5.88%, 11/15/2040 260 259
6.55%, 05/01/2037 50 53
7.30%, 07/01/2038 60 66
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 24
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 30 37
Walt Disney Co/The
1.75%, 01/13/2026 175 166
2.20%, 01/13/2028 155 145
2.65%, 01/13/2031 150 136
3.38%, 11/15/2026 170 169
3.50%, 05/13/2040 155 138
3.60%, 01/13/2051 155 137
4.95%, 10/15/2045 125 130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The   (continued)
6.40%, 12/15/2035 $ 179 $ 217
$ 7,339
Metal Fabrication & Hardware - 0 .02%
Precision Castparts Corp
3.90%, 01/15/2043 193 178
Mining - 0 .14%
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 163
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 193
4.63%, 08/01/2030 100 97
Newmont Corp
2.60%, 07/15/2032 170 146
6.25%, 10/01/2039 100 115
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 35
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 118
Southern Copper Corp
5.25%, 11/08/2042 200 207
5.88%, 04/23/2045 110 121
Teck Resources Ltd
3.90%, 07/15/2030 115 109
$ 1,304
Miscellaneous Manufacturers - 0 .17%
3M Co
2.38%, 08/26/2029 250 229
3.25%, 08/26/2049 100 84
Eaton Corp
4.15%, 11/02/2042 95 89
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 400 394
General Electric Co
6.75%, 03/15/2032 150 175
Illinois Tool Works Inc
2.65%, 11/15/2026 90 88
Textron Inc
4.00%, 03/15/2026 500 501
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 90 86
$ 1,646
Oil & Gas - 0 .97%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 174
2.72%, 01/12/2032 30 27
2.94%, 06/04/2051 60 45
3.00%, 02/24/2050 155 120
3.00%, 03/17/2052 60 46
3.06%, 06/17/2041 115 95
3.12%, 05/04/2026 110 108
3.19%, 04/06/2025 215 215
3.54%, 04/06/2027 215 214
3.59%, 04/14/2027 200 199
BP Capital Markets PLC
3.28%, 09/19/2027 115 113
3.51%, 03/17/2025 75 76
Canadian Natural Resources Ltd
3.80%, 04/15/2024 470 473
Chevron Corp
2.00%, 05/11/2027 155 145
Chevron USA Inc
0.43%, 08/11/2023 240 234
1.02%, 08/12/2027 160 142
2.34%, 08/12/2050 160 116
3.25%, 10/15/2029 290 282

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
ConocoPhillips Co
2.40%, 03/07/2025 $ 470 $ 461
3.80%, 03/15/2052 345 314
Devon Energy Corp
5.00%, 06/15/2045 75 75
Diamondback Energy Inc
3.25%, 12/01/2026 150 148
Equinor ASA
2.88%, 04/06/2025 400 397
3.00%, 04/06/2027 155 152
3.25%, 11/18/2049 145 121
3.63%, 09/10/2028 235 234
3.63%, 04/06/2040 155 142
Exxon Mobil Corp
2.02%, 08/16/2024 200 197
2.44%, 08/16/2029 100 92
3.00%, 08/16/2039 150 129
3.45%, 04/15/2051 100 87
4.23%, 03/19/2040 315 315
Hess Corp
4.30%, 04/01/2027 300 299
7.13%, 03/15/2033 21 25
7.30%, 08/15/2031 109 126
Marathon Oil Corp
4.40%, 07/15/2027 300 301
Marathon Petroleum Corp
3.63%, 09/15/2024 145 145
5.00%, 09/15/2054 200 183
Phillips 66
1.30%, 02/15/2026 30 28
2.15%, 12/15/2030 110 93
3.85%, 04/09/2025 95 96
5.88%, 05/01/2042 30 34
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 50
1.90%, 08/15/2030 160 134
2.15%, 01/15/2031 55 47
Shell International Finance BV
0.38%, 09/15/2023 150 146
2.00%, 11/07/2024 150 147
2.38%, 11/07/2029 150 136
2.88%, 05/10/2026 155 153
2.88%, 11/26/2041 120 97
3.13%, 11/07/2049 150 122
4.38%, 05/11/2045 325 323
Suncor Energy Inc
3.75%, 03/04/2051 60 51
4.00%, 11/15/2047 100 89
6.85%, 06/01/2039 73 87
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 95
3.13%, 05/29/2050 155 125
3.39%, 06/29/2060 115 93
Valero Energy Corp
2.80%, 12/01/2031 120 104
2.85%, 04/15/2025 37 36
4.00%, 06/01/2052 65 54
6.63%, 06/15/2037 60 68
7.50%, 04/15/2032 60 72
$ 9,247
Oil & Gas Services - 0 .10%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 60 56
3.14%, 11/07/2029 150 139
3.34%, 12/15/2027 135 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
3.80%, 11/15/2025 $ 6 $ 6
5.00%, 11/15/2045 230 226
7.45%, 09/15/2039 26 32
NOV Inc
3.60%, 12/01/2029 150 139
Schlumberger Investment SA
2.65%, 06/26/2030 160 145
3.65%, 12/01/2023 75 76
$ 950
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 135 136
Packaging Corp of America
3.05%, 10/01/2051 200 148
WRKCo Inc
3.00%, 06/15/2033 80 70
$ 354
Pharmaceuticals - 1 .29%
AbbVie Inc
2.95%, 11/21/2026 300 292
3.60%, 05/14/2025 170 171
3.85%, 06/15/2024 90 91
4.05%, 11/21/2039 375 349
4.25%, 11/14/2028 140 142
4.40%, 11/06/2042 25 24
4.45%, 05/14/2046 270 258
4.55%, 03/15/2035 170 172
4.85%, 06/15/2044 30 30
4.88%, 11/14/2048 170 172
Astrazeneca Finance LLC
0.70%, 05/28/2024 90 86
1.75%, 05/28/2028 105 95
2.25%, 05/28/2031 60 53
AstraZeneca PLC
0.70%, 04/08/2026 120 108
1.38%, 08/06/2030 160 134
2.13%, 08/06/2050
(a)
80 55
3.00%, 05/28/2051 45 37
4.38%, 08/17/2048 60 61
6.45%, 09/15/2037 30 38
Becton Dickinson and Co
1.96%, 02/11/2031 60 50
3.73%, 12/15/2024 250 252
4.67%, 06/06/2047 155 151
4.69%, 12/15/2044 59 57
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 60
1.13%, 11/13/2027 120 107
1.45%, 11/13/2030 65 54
2.55%, 11/13/2050 65 48
2.95%, 03/15/2032 200 188
3.90%, 02/20/2028 130 132
4.13%, 06/15/2039 195 192
4.25%, 10/26/2049 360 354
4.35%, 11/15/2047 210 209
4.55%, 02/20/2048 171 175
Cardinal Health Inc
3.41%, 06/15/2027 400 392
Cigna Corp
0.61%, 03/15/2024 50 48
1.25%, 03/15/2026 180 165
3.20%, 03/15/2040 155 128
3.25%, 04/15/2025 100 99
3.40%, 03/15/2051 90 72
3.88%, 10/15/2047 185 159
4.13%, 11/15/2025 170 173
4.38%, 10/15/2028 175 178

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Corp   (continued)
4.80%, 08/15/2038 $ 170 $ 172
CVS Health Corp
1.30%, 08/21/2027 160 142
1.75%, 08/21/2030 160 133
1.88%, 02/28/2031 55 46
2.63%, 08/15/2024 140 139
2.70%, 08/21/2040 160 121
3.00%, 08/15/2026 105 103
3.25%, 08/15/2029 140 132
3.88%, 07/20/2025 185 187
5.05%, 03/25/2048 175 178
5.13%, 07/20/2045 430 438
Eli Lilly & Co
2.50%, 09/15/2060 155 110
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 85 86
3.88%, 05/15/2028 165 168
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 150 146
Johnson & Johnson
0.55%, 09/01/2025 115 107
0.95%, 09/01/2027 115 103
2.10%, 09/01/2040 115 87
2.25%, 09/01/2050 115 84
2.45%, 09/01/2060 115 81
2.95%, 03/03/2027 110 109
3.70%, 03/01/2046 90 85
5.95%, 08/15/2037 75 92
McKesson Corp
0.90%, 12/03/2025 60 55
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 30
Merck & Co Inc
0.75%, 02/24/2026 80 73
1.45%, 06/24/2030 210 178
1.70%, 06/10/2027 155 144
1.90%, 12/10/2028 110 100
2.15%, 12/10/2031 215 191
2.35%, 06/24/2040 135 106
2.75%, 12/10/2051 140 108
Novartis Capital Corp
2.75%, 08/14/2050 155 124
Pfizer Inc
0.80%, 05/28/2025 100 94
1.75%, 08/18/2031 245 209
2.55%, 05/28/2040 100 82
3.40%, 05/15/2024 100 101
4.00%, 12/15/2036 45 45
4.20%, 09/15/2048 80 80
4.30%, 06/15/2043 225 225
4.40%, 05/15/2044 75 76
7.20%, 03/15/2039 60 81
Takeda Pharmaceutical Co Ltd
3.18%, 07/09/2050 645 498
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 272
Viatris Inc
2.30%, 06/22/2027 115 103
2.70%, 06/22/2030 155 130
3.85%, 06/22/2040 115 89
4.00%, 06/22/2050 155 116
Wyeth LLC
5.95%, 04/01/2037 60 72
Zoetis Inc
2.00%, 05/15/2030 85 73
3.00%, 05/15/2050 40 31
$ 12,346
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0 .88%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 $ 300 $ 283
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044
(i)
200 183
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 88
Enbridge Inc
1.60%, 10/04/2026 20 18
2.50%, 01/15/2025 150 145
2.50%, 08/01/2033 45 38
3.13%, 11/15/2029 150 139
3.40%, 08/01/2051 45 35
4.25%, 12/01/2026 75 76
Energy Transfer LP
2.90%, 05/15/2025 310 302
3.75%, 05/15/2030 155 144
4.05%, 03/15/2025 300 301
4.20%, 04/15/2027 300 295
5.30%, 04/15/2047 500 457
6.25%, 04/15/2049 155 158
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 61
3.90%, 02/15/2024 100 101
4.25%, 02/15/2048 250 226
4.45%, 02/15/2043 350 323
6.88%, 03/01/2033 39 46
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 18
5.00%, 03/01/2043 550 513
Kinder Morgan Inc
1.75%, 11/15/2026 60 55
2.00%, 02/15/2031 130 108
3.25%, 08/01/2050 130 96
3.60%, 02/15/2051 245 191
5.05%, 02/15/2046 30 28
MPLX LP
1.75%, 03/01/2026 160 146
4.13%, 03/01/2027 140 139
4.25%, 12/01/2027 300 297
4.50%, 04/15/2038 200 185
5.50%, 02/15/2049 130 130
ONEOK Inc
2.20%, 09/15/2025 155 146
2.75%, 09/01/2024 375 367
3.40%, 09/01/2029 350 320
Plains All American Pipeline LP / PAA Finance
Corp
4.70%, 06/15/2044 330 278
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 74
5.00%, 03/15/2027 375 386
5.63%, 03/01/2025 75 78
Spectra Energy Partners LP
4.75%, 03/15/2024 105 107
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 52
4.25%, 05/15/2028 300 302
4.88%, 05/15/2048 190 192
Williams Cos Inc/The
2.60%, 03/15/2031 160 139
3.50%, 10/15/2051 60 46
3.75%, 06/15/2027 45 44
3.90%, 01/15/2025 500 501
4.00%, 09/15/2025 50 50
6.30%, 04/15/2040 30 33
$ 8,440

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Private Equity - 0 .03%
Brookfield Asset Management Inc
4.00%, 01/15/2025 $ 300 $ 303
Regional Authority - 0 .26%
Province of Alberta Canada
1.00%, 05/20/2025 310 293
1.30%, 07/22/2030 175 150
3.30%, 03/15/2028 150 151
Province of British Columbia Canada
0.90%, 07/20/2026 115 106
1.30%, 01/29/2031 60 51
6.50%, 01/15/2026 45 50
Province of Manitoba Canada
1.50%, 10/25/2028 85 77
3.05%, 05/14/2024 30 30
Province of Ontario Canada
0.63%, 01/21/2026 30 28
1.05%, 04/14/2026 115 107
1.13%, 10/07/2030 300 253
2.13%, 01/21/2032 25 22
3.10%, 05/19/2027 165 165
3.20%, 05/16/2024 165 166
3.40%, 10/17/2023 210 212
Province of Quebec Canada
0.60%, 07/23/2025
(a)
200 186
1.35%, 05/28/2030 465 403
7.50%, 09/15/2029 36 45
$ 2,495
REITs - 0 .99%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 190
2.75%, 12/15/2029 70 63
2.95%, 03/15/2034 65 57
3.00%, 05/18/2051 60 43
4.00%, 02/01/2050 70 61
4.90%, 12/15/2030 80 83
American Campus Communities Operating
Partnership LP
2.25%, 01/15/2029 40 38
2.85%, 02/01/2030 160 154
American Tower Corp
0.60%, 01/15/2024 120 115
1.30%, 09/15/2025 80 74
1.60%, 04/15/2026 60 55
1.88%, 10/15/2030 150 120
2.90%, 01/15/2030 155 136
2.95%, 01/15/2051 60 42
3.65%, 03/15/2027 65 63
3.95%, 03/15/2029 200 191
AvalonBay Communities Inc
1.90%, 12/01/2028 60 54
2.05%, 01/15/2032 60 51
2.30%, 03/01/2030 155 138
Boston Properties LP
2.55%, 04/01/2032 245 203
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 398
Corporate Office Properties LP
2.75%, 04/15/2031 60 50
Crown Castle International Corp
1.05%, 07/15/2026 115 102
1.35%, 07/15/2025 115 106
2.50%, 07/15/2031 60 51
2.90%, 04/01/2041 60 45
3.10%, 11/15/2029 125 114
3.20%, 09/01/2024 75 74
3.25%, 01/15/2051 115 86
4.00%, 11/15/2049 95 80
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CubeSmart LP
2.00%, 02/15/2031 $ 110 $ 90
2.25%, 12/15/2028 60 53
Duke Realty LP
1.75%, 07/01/2030 155 130
2.25%, 01/15/2032 60 51
2.88%, 11/15/2029 75 69
Equinix Inc
1.00%, 09/15/2025 150 137
1.25%, 07/15/2025 155 143
1.80%, 07/15/2027 155 137
2.50%, 05/15/2031 60 51
2.63%, 11/18/2024 150 147
3.20%, 11/18/2029 130 119
3.40%, 02/15/2052 60 46
ERP Operating LP
1.85%, 08/01/2031 115 97
Essex Portfolio LP
1.70%, 03/01/2028 60 53
3.00%, 01/15/2030 140 127
Federal Realty Investment Trust
1.25%, 02/15/2026 115 104
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 128
5.25%, 06/01/2025 400 400
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 150 121
Healthpeak Properties Inc
2.13%, 12/01/2028 210 187
Kilroy Realty LP
2.50%, 11/15/2032 160 129
Kimco Realty Corp
2.25%, 12/01/2031 60 50
2.70%, 03/01/2024 300 296
2.70%, 10/01/2030 160 142
3.70%, 10/01/2049 30 25
Life Storage LP
2.20%, 10/15/2030 75 62
2.40%, 10/15/2031 60 49
Mid-America Apartments LP
1.70%, 02/15/2031 120 97
National Retail Properties Inc
3.60%, 12/15/2026 300 294
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 29
4.95%, 04/01/2024 30 30
Prologis LP
1.25%, 10/15/2030 160 129
3.00%, 04/15/2050 180 141
Public Storage
0.88%, 02/15/2026 40 36
1.85%, 05/01/2028 115 102
2.25%, 11/09/2031 60 52
Realty Income Corp
0.75%, 03/15/2026 40 36
2.20%, 06/15/2028 65 58
3.25%, 01/15/2031 160 150
4.13%, 10/15/2026 20 20
Simon Property Group LP
1.75%, 02/01/2028 55 48
2.00%, 09/13/2024 150 146
2.65%, 02/01/2032 65 56
3.50%, 09/01/2025 160 159
4.75%, 03/15/2042 164 158
Spirit Realty LP
2.10%, 03/15/2028 60 52

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
UDR Inc
2.10%, 08/01/2032 $ 100 $ 81
3.20%, 01/15/2030 145 134
Ventas Realty LP
3.75%, 05/01/2024 500 502
VICI Properties LP
4.38%, 05/15/2025 200 199
Welltower Inc
2.75%, 01/15/2032 65 56
3.63%, 03/15/2024 120 120
4.13%, 03/15/2029 300 297
WP Carey Inc
2.40%, 02/01/2031 65 55
$ 9,417
Retail - 0 .54%
AutoZone Inc
1.65%, 01/15/2031 160 128
Dollar Tree Inc
4.20%, 05/15/2028 130 130
Home Depot Inc/The
0.90%, 03/15/2028
(a)
55 48
1.88%, 09/15/2031 60 51
2.13%, 09/15/2026 350 334
2.38%, 03/15/2051 55 39
2.70%, 04/15/2025 65 65
2.75%, 09/15/2051 60 46
2.88%, 04/15/2027 65 64
3.13%, 12/15/2049 235 190
4.25%, 04/01/2046 180 175
4.40%, 03/15/2045 300 299
Lowe's Cos Inc
1.30%, 04/15/2028 130 113
1.70%, 10/15/2030 130 107
2.50%, 04/15/2026 90 87
3.38%, 09/15/2025 50 50
3.65%, 04/05/2029 135 131
3.70%, 04/15/2046 20 17
3.75%, 04/01/2032 65 62
4.25%, 04/01/2052 65 59
4.55%, 04/05/2049 135 127
5.00%, 04/15/2040 155 157
McDonald's Corp
2.63%, 09/01/2029 140 128
3.25%, 06/10/2024 175 176
3.70%, 01/30/2026 150 151
3.70%, 02/15/2042 300 261
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 61
Starbucks Corp
2.00%, 03/12/2027 150 139
3.00%, 02/14/2032 345 308
Target Corp
1.95%, 01/15/2027 280 265
2.95%, 01/15/2052 175 140
TJX Cos Inc/The
1.15%, 05/15/2028 65 56
1.60%, 05/15/2031 65 54
Walmart Inc
1.05%, 09/17/2026 105 96
1.50%, 09/22/2028 105 94
1.80%, 09/22/2031 60 52
2.50%, 09/22/2041 60 49
2.65%, 09/22/2051 105 83
3.95%, 06/28/2038 195 193
4.00%, 04/11/2043 250 245
4.05%, 06/29/2048 100 101
$ 5,131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .64%
Analog Devices Inc
2.10%, 10/01/2031 $ 40 $ 35
2.80%, 10/01/2041 60 49
Applied Materials Inc
4.35%, 04/01/2047 45 46
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 639
Broadcom Inc
3.14%, 11/15/2035
(i)
138 113
3.19%, 11/15/2036
(i)
30 24
3.42%, 04/15/2033
(i)
452 389
3.47%, 04/15/2034
(i)
415 354
4.15%, 11/15/2030 560 531
4.75%, 04/15/2029 355 355
Intel Corp
2.00%, 08/12/2031 60 52
2.88%, 05/11/2024 105 105
3.05%, 08/12/2051 60 47
3.15%, 05/11/2027 150 149
3.20%, 08/12/2061 60 46
3.40%, 03/25/2025 155 156
3.73%, 12/08/2047 105 94
3.75%, 03/25/2027 155 157
4.60%, 03/25/2040 155 158
Marvell Technology Inc
2.45%, 04/15/2028 115 103
Micron Technology Inc
2.70%, 04/15/2032 90 75
4.19%, 02/15/2027 405 405
NVIDIA Corp
0.31%, 06/15/2023 115 113
0.58%, 06/14/2024 115 110
1.55%, 06/15/2028 60 54
2.00%, 06/15/2031 115 99
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 96
3.13%, 02/15/2042 265 200
3.15%, 05/01/2027 80 76
3.25%, 05/11/2041 60 47
4.40%, 06/01/2027 80 80
QUALCOMM Inc
1.30%, 05/20/2028 327 288
1.65%, 05/20/2032 243 201
4.80%, 05/20/2045 110 115
Texas Instruments Inc
1.13%, 09/15/2026 60 55
1.75%, 05/04/2030 50 44
1.90%, 09/15/2031 60 52
4.15%, 05/15/2048 165 165
TSMC Arizona Corp
3.88%, 04/22/2027 200 202
$ 6,079
Software - 0 .53%
Activision Blizzard Inc
1.35%, 09/15/2030 80 66
2.50%, 09/15/2050 160 118
Electronic Arts Inc
1.85%, 02/15/2031 60 50
Fidelity National Information Services Inc
0.60%, 03/01/2024 55 53
1.65%, 03/01/2028 105 92
3.10%, 03/01/2041 55 42
Fiserv Inc
3.50%, 07/01/2029 300 281
Intuit Inc
1.35%, 07/15/2027 160 144

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp
2.53%, 06/01/2050 $ 311 $ 240
2.68%, 06/01/2060 349 267
2.92%, 03/17/2052 176 147
3.04%, 03/17/2062 141 115
3.30%, 02/06/2027 140 142
3.45%, 08/08/2036 225 218
Oracle Corp
2.30%, 03/25/2028 115 102
2.40%, 09/15/2023 75 74
2.50%, 04/01/2025 155 149
2.80%, 04/01/2027 155 144
2.88%, 03/25/2031 115 98
2.95%, 11/15/2024 85 84
2.95%, 05/15/2025 105 102
2.95%, 04/01/2030 155 135
3.40%, 07/08/2024 145 145
3.60%, 04/01/2040 155 120
3.65%, 03/25/2041 115 90
3.90%, 05/15/2035 130 112
3.95%, 03/25/2051 115 88
4.00%, 11/15/2047 75 58
4.10%, 03/25/2061 60 45
4.30%, 07/08/2034 75 69
4.38%, 05/15/2055 150 120
4.50%, 07/08/2044 50 42
6.13%, 07/08/2039 60 62
Roper Technologies Inc
1.40%, 09/15/2027 160 141
2.35%, 09/15/2024 90 88
Salesforce Inc
1.95%, 07/15/2031 60 52
2.70%, 07/15/2041 265 212
2.90%, 07/15/2051 115 90
ServiceNow Inc
1.40%, 09/01/2030 160 129
Take-Two Interactive Software Inc
3.55%, 04/14/2025 215 214
VMware Inc
1.40%, 08/15/2026 180 161
1.80%, 08/15/2028 85 72
2.20%, 08/15/2031 115 93
$ 5,066
Sovereign - 1 .55%
Canada Government International Bond
0.75%, 05/19/2026
(a)
115 106
1.63%, 01/22/2025 200 194
2.88%, 04/28/2025 210 210
Chile Government International Bond
2.55%, 01/27/2032 200 176
2.75%, 01/31/2027 400 383
3.10%, 05/07/2041 200 161
3.24%, 02/06/2028 200 194
3.50%, 04/15/2053 200 161
Export-Import Bank of Korea
0.38%, 02/09/2024 200 192
1.25%, 01/18/2025 200 191
1.38%, 02/09/2031 200 167
Indonesia Government International Bond
2.15%, 07/28/2031 200 174
3.05%, 03/12/2051
(a)
200 160
3.70%, 10/30/2049 200 171
4.20%, 10/15/2050 200 181
4.75%, 02/11/2029 300 313
Israel Government International Bond
3.88%, 07/03/2050 200 188
4.50%, 01/30/2043 200 206
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japan Bank for International Cooperation
0.38%, 09/15/2023 $ 460 $ 448
0.50%, 04/15/2024 200 192
1.25%, 01/21/2031 200 170
1.88%, 07/21/2026 264 251
2.13%, 02/16/2029 200 187
2.88%, 04/14/2025 200 199
3.00%, 05/29/2024
(a)
300 302
Korea International Bond
1.00%, 09/16/2030 200 168
3.88%, 09/20/2048 250 262
Mexico Government International Bond
2.66%, 05/24/2031 200 173
3.25%, 04/16/2030
(a)
200 184
3.50%, 02/12/2034 200 175
3.75%, 01/11/2028
(a)
225 221
3.75%, 04/19/2071 200 141
3.90%, 04/27/2025 600 609
4.50%, 04/22/2029 300 302
4.60%, 01/23/2046 200 173
4.60%, 02/10/2048 300 258
4.75%, 03/08/2044 150 134
5.75%, 10/12/2110 100 92
Panama Government International Bond
2.25%, 09/29/2032 200 164
3.16%, 01/23/2030 200 184
3.30%, 01/19/2033 200 178
3.75%, 03/16/2025 400 401
4.50%, 04/16/2050 200 176
6.70%, 01/26/2036 200 226
Peruvian Government International Bond
1.86%, 12/01/2032 60 48
2.78%, 01/23/2031 45 40
2.78%, 12/01/2060 60 41
3.30%, 03/11/2041 300 242
3.55%, 03/10/2051 60 49
5.63%, 11/18/2050 150 166
8.75%, 11/21/2033 180 238
Philippine Government International Bond
3.00%, 02/01/2028 300 290
3.20%, 07/06/2046 200 163
3.70%, 03/01/2041 400 359
7.75%, 01/14/2031 190 237
10.63%, 03/16/2025 100 119
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 195
2.88%, 10/17/2029 200 180
3.88%, 05/06/2051 200 163
5.38%, 06/15/2033 205 219
6.88%, 09/27/2023 260 273
Svensk Exportkredit AB
0.38%, 03/11/2024 200 192
0.50%, 08/26/2025 320 296
Tennessee Valley Authority
3.50%, 12/15/2042 200 182
4.25%, 09/15/2065 115 121
5.25%, 09/15/2039 250 287
5.38%, 04/01/2056 61 77
5.88%, 04/01/2036 325 397
6.75%, 11/01/2025 57 64
Uruguay Government International Bond
4.13%, 11/20/2045 136 132
4.38%, 10/27/2027 80 83
5.10%, 06/18/2050 200 212
7.63%, 03/21/2036 150 194
$ 14,757

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank - 1 .40%
African Development Bank
0.88%, 03/23/2026 $ 305 $ 283
0.88%, 07/22/2026 115 106
Asian Development Bank
0.25%, 10/06/2023 450 437
0.38%, 06/11/2024 115 110
0.38%, 09/03/2025 310 286
1.00%, 04/14/2026 115 107
1.50%, 01/20/2027 125 117
1.50%, 03/04/2031 115 102
1.88%, 03/15/2029 135 126
2.13%, 03/19/2025 300 295
2.38%, 08/10/2027 500 486
2.75%, 01/19/2028 130 129
2.88%, 05/06/2025 135 135
3.13%, 04/27/2032 135 136
5.82%, 06/16/2028 39 45
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 305 296
2.25%, 05/16/2024 500 496
Council Of Europe Development Bank
0.38%, 06/10/2024 115 110
1.38%, 02/27/2025 310 299
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 315 308
0.50%, 11/25/2025 150 138
0.50%, 01/28/2026 115 106
European Investment Bank
0.38%, 07/24/2024
(a)
345 329
0.38%, 12/15/2025 305 280
0.38%, 03/26/2026 630 574
0.63%, 10/21/2027 60 53
0.75%, 10/26/2026 60 55
1.25%, 02/14/2031 255 221
1.38%, 03/15/2027 275 256
1.63%, 03/14/2025 80 78
1.63%, 05/13/2031 60 54
1.75%, 03/15/2029
(a)
215 199
1.88%, 02/10/2025 250 244
2.38%, 05/24/2027 120 117
2.63%, 03/15/2024 300 300
Inter-American Development Bank
0.25%, 11/15/2023 310 300
0.50%, 09/23/2024 195 185
0.63%, 09/16/2027 305 270
0.88%, 04/20/2026 75 69
1.13%, 07/20/2028 115 103
1.13%, 01/13/2031 110 94
1.50%, 01/13/2027
(a)
125 117
1.75%, 03/14/2025 230 224
2.13%, 01/15/2025 500 492
2.38%, 07/07/2027 250 243
3.13%, 09/18/2028 150 151
4.38%, 01/24/2044 50 56
International Bank for Reconstruction &
Development
0.25%, 11/24/2023 60 58
0.50%, 10/28/2025 200 185
0.75%, 11/24/2027 270 240
0.75%, 08/26/2030 310 259
0.88%, 07/15/2026 175 162
1.25%, 02/10/2031 115 100
1.38%, 04/20/2028 115 105
1.63%, 01/15/2025 470 457
1.63%, 11/03/2031 245 216
1.75%, 10/23/2029 200 184
2.50%, 03/19/2024 115 115
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development   (continued)
2.50%, 11/25/2024 $ 300 $ 298
2.50%, 07/29/2025 170 168
2.50%, 03/29/2032
(a)
320 303
3.00%, 09/27/2023 300 302
International Finance Corp
0.38%, 07/16/2025 315 292
Nordic Investment Bank
0.38%, 09/11/2025 230 212
$ 13,373
Telecommunications - 1 .15%
America Movil SAB de CV
6.13%, 03/30/2040 380 429
AT&T Inc
0.90%, 03/25/2024 115 111
1.65%, 02/01/2028 200 177
1.70%, 03/25/2026 340 317
2.25%, 02/01/2032 145 123
3.10%, 02/01/2043 145 115
3.50%, 09/15/2053 1,227 989
3.55%, 09/15/2055 815 652
3.65%, 09/15/2059 699 560
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 60 51
Cisco Systems Inc
5.50%, 01/15/2040 60 68
Juniper Networks Inc
2.00%, 12/10/2030 55 45
Orange SA
5.38%, 01/13/2042 30 32
Rogers Communications Inc
2.95%, 03/15/2025
(i)
65 64
3.20%, 03/15/2027
(i)
130 126
3.70%, 11/15/2049 190 153
3.80%, 03/15/2032
(i)
65 62
5.00%, 03/15/2044 200 197
7.50%, 08/15/2038 250 314
Telefonica Emisiones SA
5.21%, 03/08/2047 350 329
T-Mobile USA Inc
1.50%, 02/15/2026 310 284
2.05%, 02/15/2028 310 276
2.25%, 11/15/2031 150 124
2.40%, 03/15/2029
(i)
25 22
3.00%, 02/15/2041 150 118
3.30%, 02/15/2051 150 115
3.40%, 10/15/2052
(i)
135 105
3.50%, 04/15/2025 155 154
3.75%, 04/15/2027 315 311
4.38%, 04/15/2040 155 146
Verizon Communications Inc
0.75%, 03/22/2024 145 140
1.45%, 03/20/2026 115 107
1.50%, 09/18/2030 180 149
1.68%, 10/30/2030 2,626 2,178
1.75%, 01/20/2031 135 112
2.10%, 03/22/2028 175 159
2.36%, 03/15/2032 65 56
2.55%, 03/21/2031 115 102
2.65%, 11/20/2040 50 39
2.88%, 11/20/2050 135 101
2.99%, 10/30/2056 89 66
3.00%, 11/20/2060 65 47
3.40%, 03/22/2041 115 99
3.55%, 03/22/2051 115 97
3.70%, 03/22/2061 60 50
3.85%, 11/01/2042 90 81

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
4.33%, 09/21/2028 $ 60 $ 61
4.81%, 03/15/2039 75 78
Vodafone Group PLC
4.13%, 05/30/2025 75 76
4.25%, 09/17/2050 250 220
5.00%, 05/30/2038 80 80
6.15%, 02/27/2037 240 270
$ 10,937
Transportation - 0 .47%
Burlington Northern Santa Fe LLC
3.40%, 09/01/2024 70 71
3.55%, 02/15/2050 155 133
4.15%, 04/01/2045 200 188
4.40%, 03/15/2042 30 29
4.45%, 01/15/2053
(f)
40 40
5.40%, 06/01/2041 400 439
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 134
2.45%, 12/02/2031 85 75
3.00%, 12/02/2041 85 70
3.10%, 12/02/2051 85 67
6.13%, 09/15/2115 75 82
CSX Corp
2.40%, 02/15/2030 60 54
3.35%, 09/15/2049 60 49
3.80%, 03/01/2028 75 75
4.30%, 03/01/2048 200 190
FedEx Corp
3.88%, 08/01/2042 30 26
4.55%, 04/01/2046 500 464
Norfolk Southern Corp
2.30%, 05/15/2031 60 52
2.55%, 11/01/2029 150 136
2.90%, 08/25/2051 60 46
3.94%, 11/01/2047 192 172
4.05%, 08/15/2052 200 182
4.84%, 10/01/2041 30 30
Ryder System Inc
2.90%, 12/01/2026 150 143
4.30%, 06/15/2027 20 20
Union Pacific Corp
2.38%, 05/20/2031 60 53
2.80%, 02/14/2032 110 100
2.89%, 04/06/2036 140 121
2.97%, 09/16/2062 90 65
3.20%, 05/20/2041 60 51
3.38%, 02/14/2042 65 56
3.55%, 08/15/2039 435 391
3.84%, 03/20/2060 220 195
United Parcel Service Inc
2.50%, 09/01/2029 125 115
3.40%, 09/01/2049
(a)
180 157
3.90%, 04/01/2025 155 158
4.88%, 11/15/2040 30 31
$ 4,460
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 115 93
Water - 0 .05%
American Water Capital Corp
2.30%, 06/01/2031 60 52
3.25%, 06/01/2051 60 48
3.75%, 09/01/2047 140 122
4.45%, 06/01/2032 130 133
6.59%, 10/15/2037 13 15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Essential Utilities Inc
2.40%, 05/01/2031 $ 60 $ 51
5.30%, 05/01/2052 65 69
$ 490
TOTAL BONDS $ 278,149
MUNICIPAL BONDS - 0 .38%
Principal
Amount (000's) Value (000's)
California - 0 .11%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 227
6.91%, 10/01/2050 125 167
California State University
2.98%, 11/01/2051 155 125
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 24
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 25
State of California
3.50%, 04/01/2028 115 114
7.30%, 10/01/2039 300 395
$ 1,077
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 151 178
Illinois - 0 .12%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 300 363
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 30 35
State of Illinois
4.95%, 06/01/2023 43 44
5.10%, 06/01/2033 700 713
$ 1,155
New Jersey - 0 .05%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 284
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 170
$ 454
New York - 0 .03%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 249
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 54
Texas - 0 .02%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 33
State of Texas
4.68%, 04/01/2040 160 167
$ 200
Wisconsin - 0 .03%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
250 267
TOTAL MUNICIPAL BONDS $ 3,634

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68 .39%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .59%
2.00%, 09/01/2031 $ 84 $ 81
2.00%, 12/01/2031 101 97
2.50%, 08/01/2028 75 74
2.50%, 01/01/2030 212 208
2.50%, 01/01/2031 192 189
2.50%, 02/01/2031 188 185
2.50%, 12/01/2031 315 310
2.50%, 01/01/2032 336 331
2.50%, 03/01/2032 104 103
2.50%, 11/01/2036 60 56
3.00%, 11/01/2028 151 151
3.00%, 04/01/2029 124 124
3.00%, 09/01/2029 117 117
3.00%, 10/01/2029 172 172
3.00%, 11/01/2029 79 79
3.00%, 01/01/2030 70 70
3.00%, 11/01/2030 73 73
3.00%, 03/01/2031 43 43
3.00%, 05/01/2032 205 204
3.00%, 03/01/2033 95 94
3.00%, 04/01/2033 31 31
3.00%, 09/01/2036 53 52
3.00%, 09/01/2036 90 89
3.00%, 02/01/2037 90 89
3.00%, 10/01/2042 200 195
3.00%, 11/01/2042 318 310
3.00%, 02/01/2043 305 297
3.00%, 08/01/2043 450 438
3.00%, 08/01/2043 390 380
3.00%, 09/01/2043 81 79
3.00%, 10/01/2043 63 61
3.00%, 01/01/2045 60 58
3.00%, 06/01/2046 206 199
3.00%, 10/01/2046 108 104
3.00%, 02/01/2047 156 151
3.50%, 12/01/2031 131 133
3.50%, 05/01/2034 43 43
3.50%, 11/01/2034 52 53
3.50%, 01/01/2035 109 110
3.50%, 04/01/2037 40 41
3.50%, 06/01/2042 72 72
3.50%, 06/01/2042 311 310
3.50%, 06/01/2042 255 255
3.50%, 07/01/2042 674 673
3.50%, 10/01/2042 420 420
3.50%, 02/01/2045 51 51
3.50%, 03/01/2045 133 132
3.50%, 06/01/2045 142 141
3.50%, 07/01/2045 133 132
3.50%, 06/01/2046 172 170
3.50%, 08/01/2046 144 143
3.50%, 09/01/2046 348 344
4.00%, 12/01/2024 37 38
4.00%, 12/01/2030 12 13
4.00%, 11/01/2033 84 86
4.00%, 07/01/2034 56 58
4.00%, 04/01/2038 101 102
4.00%, 12/01/2040 109 112
4.00%, 02/01/2044 100 103
4.00%, 04/01/2044 105 108
4.00%, 07/01/2044 124 127
4.00%, 09/01/2044 46 47
4.00%, 11/01/2044 160 164
4.00%, 01/01/2045 137 140
4.00%, 08/01/2045 194 198
4.00%, 11/01/2045 14 15
4.00%, 12/01/2045 35 36
4.00%, 02/01/2046 53 55
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 05/01/2046 $ 109 $ 111
4.50%, 10/01/2030 51 52
4.50%, 05/01/2031 6 6
4.50%, 02/01/2041 76 79
4.50%, 09/01/2043 14 15
4.50%, 12/01/2043 128 132
4.50%, 03/01/2044 197 204
4.50%, 04/01/2044 73 76
4.50%, 09/01/2044 126 132
4.50%, 10/01/2044 64 66
4.50%, 03/01/2047 56 58
4.50%, 07/01/2047 46 48
4.50%, 11/01/2047 12 12
4.50%, 05/01/2049 2,374 2,433
5.00%, 11/01/2035 43 46
5.00%, 12/01/2036 139 148
5.00%, 08/01/2039 56 59
5.00%, 12/01/2041 60 63
5.00%, 02/01/2042 298 318
5.00%, 04/01/2044 53 55
5.00%, 02/01/2048 69 73
5.00%, 07/01/2048 34 36
5.50%, 06/01/2034 76 81
5.50%, 07/01/2038 70 76
5.50%, 07/01/2038 59 64
5.50%, 12/01/2038 111 120
5.50%, 10/01/2039 179 188
5.50%, 06/01/2041 75 82
6.00%, 04/01/2038 301 331
6.00%, 11/01/2038 79 84
$ 15,167
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .58%
1.50%, 03/01/2036 1,530 1,414
1.50%, 05/01/2036 1,800 1,672
1.50%, 11/01/2036 1,221 1,128
1.50%, 01/01/2037 977 903
1.50%, 06/01/2037
(k)
2,500 2,307
1.50%, 11/01/2050 939 800
1.50%, 01/01/2051 4,125 3,511
1.50%, 06/01/2051 1,945 1,655
2.00%, 09/01/2029 182 174
2.00%, 05/01/2030 72 69
2.00%, 12/01/2031 136 130
2.00%, 02/01/2032 84 80
2.00%, 05/01/2036 1,231 1,164
2.00%, 06/01/2037
(k)
11,000 10,393
2.00%, 02/01/2051 3,427 3,055
2.00%, 04/01/2051 9,305 8,302
2.00%, 04/01/2051 2,705 2,413
2.00%, 04/01/2051 5,855 5,223
2.00%, 04/01/2051 13,760 12,278
2.00%, 06/01/2051 2,252 2,011
2.00%, 07/01/2051 2,532 2,261
2.00%, 09/01/2051 3,327 2,972
2.00%, 10/01/2051 2,852 2,548
2.00%, 10/01/2051 2,433 2,175
2.00%, 11/01/2051 1,945 1,738
2.00%, 12/01/2051 3,063 2,737
2.00%, 12/01/2051 3,416 3,053
2.00%, 01/01/2052 2,435 2,176
2.00%, 04/01/2052 1,493 1,334
2.00%, 06/01/2052
(k)
2,500 2,217
2.50%, 01/01/2028 68 67
2.50%, 07/01/2028 67 66
2.50%, 07/01/2028 187 184
2.50%, 11/01/2028 213 209
2.50%, 09/01/2029 133 131

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 02/01/2030 $ 77 $ 75
2.50%, 03/01/2030 172 169
2.50%, 05/01/2030 152 150
2.50%, 07/01/2030 109 108
2.50%, 08/01/2030 182 179
2.50%, 08/01/2030 205 202
2.50%, 12/01/2030 267 262
2.50%, 03/01/2031 187 184
2.50%, 07/01/2031 219 215
2.50%, 11/01/2031 340 335
2.50%, 12/01/2031 62 61
2.50%, 01/01/2032 95 93
2.50%, 03/01/2032 112 110
2.50%, 07/01/2033 9 9
2.50%, 02/01/2035 1,489 1,444
2.50%, 10/01/2036 64 59
2.50%, 10/01/2036 27 25
2.50%, 12/01/2036 76 71
2.50%, 04/01/2037 1,489 1,444
2.50%, 01/01/2043 60 55
2.50%, 05/01/2043 95 88
2.50%, 10/01/2043 77 72
2.50%, 08/01/2046 51 47
2.50%, 12/01/2046 87 80
2.50%, 12/01/2046 125 116
2.50%, 07/01/2050 1,416 1,309
2.50%, 08/01/2050 5,438 5,031
2.50%, 09/01/2050 1,668 1,541
2.50%, 02/01/2051 2,520 2,331
2.50%, 07/01/2051 698 643
2.50%, 07/01/2051 1,125 1,037
2.50%, 08/01/2051 1,250 1,152
2.50%, 09/01/2051 2,129 1,965
2.50%, 09/01/2051 1,177 1,089
2.50%, 10/01/2051 2,366 2,181
2.50%, 02/01/2052 1,409 1,301
2.50%, 02/01/2052 2,467 2,284
2.50%, 02/01/2052 2,455 2,278
2.50%, 02/01/2052 1,970 1,824
2.50%, 06/01/2052
(k)
22,000 20,245
3.00%, 04/01/2027 53 53
3.00%, 01/01/2029 46 46
3.00%, 02/01/2029 47 47
3.00%, 12/01/2029 47 47
3.00%, 12/01/2029 107 107
3.00%, 01/01/2030 220 220
3.00%, 01/01/2030 258 258
3.00%, 06/01/2030 136 136
3.00%, 09/01/2030 51 51
3.00%, 10/01/2030 237 238
3.00%, 11/01/2030 239 239
3.00%, 12/01/2030 57 57
3.00%, 03/01/2031 147 147
3.00%, 04/01/2031 48 48
3.00%, 09/01/2031 238 238
3.00%, 12/01/2031 95 95
3.00%, 01/01/2033 27 27
3.00%, 04/01/2033 28 28
3.00%, 08/01/2034 283 282
3.00%, 05/01/2035 275 271
3.00%, 06/01/2037
(k)
1,000 987
3.00%, 06/01/2040 476 458
3.00%, 04/01/2043 73 71
3.00%, 04/01/2043 164 159
3.00%, 04/01/2043 264 257
3.00%, 05/01/2043 117 114
3.00%, 05/01/2043 66 65
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2043 $ 348 $ 339
3.00%, 07/01/2043 342 332
3.00%, 07/01/2043 71 69
3.00%, 08/01/2043 366 356
3.00%, 08/01/2043 50 49
3.00%, 10/01/2043 339 329
3.00%, 10/01/2043 214 209
3.00%, 11/01/2043 94 91
3.00%, 01/01/2045 467 454
3.00%, 05/01/2046 68 66
3.00%, 05/01/2046 66 64
3.00%, 10/01/2046 393 381
3.00%, 09/01/2049 1,150 1,102
3.00%, 10/01/2049 2,184 2,099
3.00%, 11/01/2049 2,171 2,080
3.00%, 11/01/2049 1,765 1,691
3.00%, 11/01/2049 751 720
3.00%, 12/01/2049 2,225 2,132
3.00%, 03/01/2050 3,512 3,364
3.00%, 02/01/2052 2,486 2,394
3.00%, 04/01/2052 2,483 2,373
3.00%, 06/01/2052
(k)
1,300 1,238
3.50%, 12/01/2026 73 74
3.50%, 03/01/2029 102 103
3.50%, 09/01/2029 96 97
3.50%, 11/01/2030 77 78
3.50%, 04/01/2032 12 12
3.50%, 07/01/2032 10 10
3.50%, 09/01/2032 11 11
3.50%, 12/01/2032 1,500 1,521
3.50%, 10/01/2033 7 7
3.50%, 05/01/2034 35 36
3.50%, 06/01/2034 25 25
3.50%, 07/01/2034 154 156
3.50%, 10/01/2034 40 40
3.50%, 02/01/2036 42 42
3.50%, 02/01/2037 33 34
3.50%, 05/01/2037 45 46
3.50%, 03/01/2041 17 16
3.50%, 02/01/2042 162 162
3.50%, 03/01/2042 37 37
3.50%, 05/01/2042 255 255
3.50%, 06/01/2042 223 223
3.50%, 07/01/2042 38 38
3.50%, 10/01/2042 323 322
3.50%, 04/01/2043 283 282
3.50%, 05/01/2043 209 209
3.50%, 05/01/2043 296 295
3.50%, 06/01/2043 56 56
3.50%, 08/01/2043 218 217
3.50%, 09/01/2043 815 814
3.50%, 01/01/2044 900 903
3.50%, 01/01/2044 72 72
3.50%, 07/01/2044 334 333
3.50%, 10/01/2044 110 110
3.50%, 11/01/2044 120 120
3.50%, 12/01/2044 184 184
3.50%, 02/01/2045 116 115
3.50%, 02/01/2045 184 183
3.50%, 04/01/2045 217 216
3.50%, 04/01/2045 115 114
3.50%, 10/01/2045 62 62
3.50%, 10/01/2045 57 56
3.50%, 11/01/2045 134 133
3.50%, 11/01/2045 124 124
3.50%, 12/01/2045 168 168
3.50%, 12/01/2045 14 14

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2045 $ 82 $ 81
3.50%, 01/01/2046 213 211
3.50%, 03/01/2046 54 53
3.50%, 03/01/2046 190 189
3.50%, 05/01/2046 34 34
3.50%, 06/01/2046 88 87
3.50%, 07/01/2046 186 185
3.50%, 12/01/2046 152 152
3.50%, 03/01/2047 136 135
3.50%, 07/01/2049 1,460 1,445
3.50%, 08/01/2049 410 404
3.50%, 11/01/2049 2,058 2,048
3.50%, 06/01/2052
(k)
5,000 4,898
4.00%, 12/01/2024 55 56
4.00%, 04/01/2029 5 5
4.00%, 12/01/2030 6 6
4.00%, 03/01/2031 31 32
4.00%, 03/01/2031 275 281
4.00%, 11/01/2031 8 9
4.00%, 11/01/2033 25 25
4.00%, 11/01/2033 147 149
4.00%, 10/01/2034 85 86
4.00%, 02/01/2036 132 135
4.00%, 01/01/2037 43 44
4.00%, 10/01/2037 61 62
4.00%, 03/01/2038 22 23
4.00%, 07/01/2038 85 85
4.00%, 12/01/2038 56 56
4.00%, 01/01/2039 74 75
4.00%, 09/01/2040 41 42
4.00%, 01/01/2041 52 53
4.00%, 02/01/2041 17 17
4.00%, 12/01/2041 72 74
4.00%, 06/01/2042 123 126
4.00%, 06/01/2042 78 80
4.00%, 07/01/2042 418 428
4.00%, 12/01/2042 123 126
4.00%, 11/01/2043 161 164
4.00%, 09/01/2044 60 61
4.00%, 11/01/2044 59 60
4.00%, 01/01/2045 52 54
4.00%, 04/01/2045 76 76
4.00%, 08/01/2045 79 80
4.00%, 11/01/2045 232 237
4.00%, 07/01/2046 49 50
4.00%, 05/01/2048 103 104
4.00%, 04/01/2049 233 234
4.00%, 07/01/2049 1,181 1,191
4.00%, 10/01/2049 1,999 2,015
4.00%, 11/01/2049 879 886
4.00%, 04/01/2050 1,688 1,701
4.00%, 06/01/2052
(k)
4,000 3,998
4.50%, 08/01/2023 17 17
4.50%, 06/01/2029 10 11
4.50%, 07/01/2029 2 3
4.50%, 08/01/2030 6 6
4.50%, 01/01/2034 18 18
4.50%, 04/01/2039 68 70
4.50%, 09/01/2040 137 142
4.50%, 05/01/2041 161 167
4.50%, 09/01/2041 178 186
4.50%, 11/01/2043 109 114
4.50%, 11/01/2043 93 97
4.50%, 01/01/2044 95 99
4.50%, 02/01/2044 32 33
4.50%, 04/01/2044 112 116
4.50%, 04/01/2044 149 155
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 05/01/2044 $ 32 $ 33
4.50%, 08/01/2044 157 163
4.50%, 10/01/2044 89 91
4.50%, 04/01/2046 38 40
4.50%, 05/01/2046 81 84
4.50%, 01/01/2047 55 57
4.50%, 01/01/2047 185 191
5.00%, 12/01/2025 9 9
5.00%, 01/01/2039 312 328
5.00%, 07/01/2039 119 126
5.00%, 02/01/2041 57 60
5.00%, 02/01/2041 84 89
5.00%, 04/01/2041 215 229
5.00%, 05/01/2042 111 119
5.00%, 07/01/2042 51 54
5.00%, 03/01/2044 50 52
5.00%, 05/01/2044 61 66
5.00%, 02/01/2045 101 108
5.00%, 06/01/2045 303 323
5.00%, 06/01/2048 24 24
5.00%, 08/01/2048 30 31
5.50%, 12/01/2027 15 16
5.50%, 03/01/2038 68 73
5.50%, 05/01/2038 78 84
5.50%, 06/01/2038 106 114
5.50%, 09/01/2038 172 186
5.50%, 11/01/2038 78 84
5.50%, 04/01/2039 86 93
5.50%, 04/01/2040 70 75
6.00%, 04/01/2026 9 10
6.00%, 10/01/2036 59 65
$ 196,436
Government National Mortgage Association (GNMA) - 5 .96%
2.00%, 08/20/2050 2,608 2,387
2.00%, 01/20/2051 2,801 2,558
2.00%, 02/20/2051 9,209 8,406
2.50%, 06/20/2027 60 59
2.50%, 12/20/2030 59 57
2.50%, 03/20/2031 98 95
2.50%, 07/20/2043 88 83
2.50%, 12/20/2046 211 198
2.50%, 01/20/2047 67 63
2.50%, 06/20/2050 4,892 4,608
2.50%, 05/20/2051 4,768 4,490
2.50%, 07/20/2051 1,632 1,534
2.50%, 06/01/2052 4,800 4,502
3.00%, 02/15/2027 36 36
3.00%, 08/20/2029 43 42
3.00%, 09/20/2029 50 49
3.00%, 07/20/2030 41 41
3.00%, 01/20/2031 45 45
3.00%, 07/20/2032 52 51
3.00%, 09/20/2042 45 43
3.00%, 11/20/2042 332 323
3.00%, 12/20/2042 245 238
3.00%, 01/20/2043 236 230
3.00%, 03/20/2043 299 291
3.00%, 03/20/2043 288 278
3.00%, 03/20/2043 60 58
3.00%, 04/20/2043 372 362
3.00%, 06/20/2043 331 322
3.00%, 08/20/2043 361 351
3.00%, 05/20/2044 161 157
3.00%, 12/15/2044 37 36
3.00%, 12/20/2044 312 304
3.00%, 01/15/2045 33 32
3.00%, 01/15/2045 37 36

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 02/20/2045 $ 32 $ 32
3.00%, 05/20/2045 209 203
3.00%, 06/20/2045 85 83
3.00%, 07/20/2045 621 605
3.00%, 08/20/2045 305 298
3.00%, 09/20/2045 127 124
3.00%, 10/20/2045 263 257
3.00%, 12/20/2045 144 141
3.00%, 01/20/2046 64 63
3.00%, 03/20/2046 261 254
3.00%, 04/20/2046 565 552
3.00%, 05/20/2046 422 413
3.00%, 06/20/2046 409 399
3.00%, 07/20/2046 932 910
3.00%, 08/20/2046 384 374
3.00%, 09/20/2046 290 284
3.00%, 10/20/2046 220 214
3.00%, 11/20/2046 485 467
3.00%, 12/15/2046 83 80
3.00%, 06/01/2052 2,000 1,929
3.50%, 05/20/2042 89 90
3.50%, 06/20/2042 91 92
3.50%, 07/20/2042 357 361
3.50%, 09/20/2042 274 277
3.50%, 10/20/2042 197 198
3.50%, 11/20/2042 173 174
3.50%, 12/20/2042 182 184
3.50%, 01/20/2043 301 304
3.50%, 02/20/2043 471 477
3.50%, 03/20/2043 319 322
3.50%, 04/15/2043 106 106
3.50%, 04/20/2043 212 212
3.50%, 05/20/2043 140 142
3.50%, 07/20/2043 181 183
3.50%, 08/20/2043 438 444
3.50%, 09/20/2043 314 317
3.50%, 10/20/2043 148 150
3.50%, 09/20/2044 121 123
3.50%, 10/20/2044 139 140
3.50%, 11/20/2044 133 134
3.50%, 12/20/2044 137 138
3.50%, 01/20/2045 134 135
3.50%, 02/20/2045 181 183
3.50%, 03/15/2045 26 26
3.50%, 03/20/2045 224 226
3.50%, 04/15/2045 9 9
3.50%, 04/20/2045 219 221
3.50%, 04/20/2045 133 134
3.50%, 05/20/2045 220 222
3.50%, 06/20/2045 34 35
3.50%, 07/20/2045 187 189
3.50%, 08/20/2045 204 205
3.50%, 09/20/2045 194 196
3.50%, 10/20/2045 175 176
3.50%, 11/20/2045 310 313
3.50%, 12/20/2045 229 230
3.50%, 02/20/2046 187 188
3.50%, 08/15/2046 38 38
3.50%, 09/15/2046 71 70
3.50%, 01/15/2048 52 52
3.50%, 09/15/2048 93 92
3.50%, 06/01/2052 2,500 2,477
4.00%, 11/20/2043 255 260
4.00%, 02/20/2044 104 106
4.00%, 05/15/2044 74 76
4.00%, 05/20/2044 59 60
4.00%, 07/20/2044 17 18
4.00%, 08/20/2044 132 135
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 09/20/2044 $ 116 $ 118
4.00%, 10/20/2044 430 440
4.00%, 11/15/2044 58 59
4.00%, 11/20/2044 83 85
4.00%, 12/20/2044 156 159
4.00%, 01/20/2045 67 69
4.00%, 03/20/2045 103 105
4.00%, 08/20/2045 116 119
4.00%, 09/15/2045 21 21
4.00%, 09/20/2045 133 136
4.00%, 10/20/2045 170 174
4.00%, 11/20/2045 235 241
4.00%, 12/15/2045 45 47
4.00%, 01/20/2046 276 282
4.00%, 02/20/2046 44 45
4.00%, 04/20/2046 164 166
4.00%, 10/20/2046 47 48
4.00%, 11/20/2046 213 217
4.00%, 01/20/2047 12 13
4.00%, 02/20/2047 195 200
4.00%, 03/20/2047 135 138
4.00%, 05/20/2047 45 46
4.00%, 11/20/2047 300 307
4.00%, 06/01/2052 1,000 1,009
4.50%, 03/15/2039 98 103
4.50%, 03/15/2040 107 113
4.50%, 07/15/2040 124 132
4.50%, 02/20/2041 23 24
4.50%, 03/20/2041 17 17
4.50%, 05/15/2045 38 39
4.50%, 12/20/2046 160 170
4.50%, 10/15/2047 71 73
5.00%, 05/15/2033 98 105
5.00%, 07/20/2038 80 86
5.00%, 10/15/2038 135 145
5.00%, 04/20/2039 55 58
5.00%, 10/15/2041 124 131
5.00%, 01/20/2045 84 90
5.00%, 02/20/2046 31 33
5.00%, 12/20/2046 67 72
5.00%, 08/20/2048 23 24
5.00%, 10/20/2048 81 84
5.50%, 03/15/2038 53 56
5.50%, 02/15/2039 45 48
5.50%, 06/15/2040 129 137
5.50%, 07/20/2044 69 75
5.50%, 09/20/2044 105 115
5.50%, 12/20/2048 13 14
$ 56,875
U.S. Treasury - 40 .26%
0.13%, 06/30/2023 1,325 1,296
0.13%, 07/15/2023 855 836
0.13%, 07/31/2023 1,920 1,874
0.13%, 08/15/2023 1,210 1,180
0.13%, 09/15/2023 5,540 5,391
0.13%, 10/15/2023 800 777
0.25%, 09/30/2023 6,035 5,878
0.25%, 11/15/2023 2,525 2,451
0.25%, 03/15/2024 2,255 2,169
0.25%, 06/15/2024 3,035 2,897
0.25%, 05/31/2025 1,430 1,328
0.25%, 06/30/2025 2,945 2,729
0.25%, 07/31/2025 310 286
0.25%, 08/31/2025 1,680 1,549
0.25%, 09/30/2025 1,600 1,472
0.38%, 04/15/2024 4,865 4,677
0.38%, 04/30/2025 3,195 2,985
0.38%, 11/30/2025 1,680 1,545

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.38%, 12/31/2025 $ 3,835 $ 3,520
0.38%, 01/31/2026 1,605 1,470
0.38%, 07/31/2027 3,605 3,181
0.38%, 09/30/2027 1,710 1,501
0.50%, 03/31/2025 950 893
0.50%, 04/30/2027 450 402
0.50%, 05/31/2027 555 495
0.50%, 06/30/2027 745 663
0.50%, 08/31/2027 1,520 1,346
0.50%, 10/31/2027 1,315 1,159
0.63%, 07/31/2026 985 900
0.63%, 03/31/2027 885 797
0.63%, 11/30/2027 1,270 1,125
0.63%, 12/31/2027 1,205 1,065
0.63%, 05/15/2030 4,830 4,071
0.63%, 08/15/2030 5,675 4,754
0.75%, 12/31/2023 970 946
0.75%, 03/31/2026 2,790 2,582
0.75%, 05/31/2026 1,410 1,300
0.75%, 08/31/2026 600 550
0.75%, 01/31/2028 2,875 2,556
0.88%, 01/31/2024 450 439
0.88%, 06/30/2026 55 51
0.88%, 09/30/2026 725 667
0.88%, 11/15/2030 4,650 3,966
1.00%, 12/15/2024 1,285 1,233
1.00%, 07/31/2028 2,550 2,278
1.13%, 02/28/2025 1,160 1,112
1.13%, 10/31/2026 2,675 2,486
1.13%, 02/28/2027 4,125 3,814
1.13%, 02/29/2028 1,995 1,810
1.13%, 08/31/2028 2,885 2,594
1.13%, 02/15/2031 3,210 2,786
1.13%, 05/15/2040 1,950 1,383
1.13%, 08/15/2040 1,085 765
1.25%, 08/31/2024 3,140 3,048
1.25%, 11/30/2026 3,415 3,189
1.25%, 12/31/2026 2,470 2,302
1.25%, 03/31/2028 1,550 1,414
1.25%, 04/30/2028 1,980 1,804
1.25%, 05/31/2028 2,420 2,202
1.25%, 06/30/2028 2,990 2,717
1.25%, 09/30/2028 2,255 2,041
1.25%, 08/15/2031 2,610 2,272
1.25%, 05/15/2050 1,580 1,020
1.38%, 08/31/2023 1,510 1,494
1.38%, 01/31/2025 1,820 1,759
1.38%, 10/31/2028 1,710 1,558
1.38%, 12/31/2028 2,000 1,821
1.38%, 11/15/2031 3,945 3,461
1.38%, 11/15/2040 2,500 1,838
1.38%, 08/15/2050 2,955 1,973
1.50%, 02/29/2024 2,530 2,489
1.50%, 09/30/2024 1,485 1,448
1.50%, 10/31/2024 930 905
1.50%, 08/15/2026 2,450 2,320
1.50%, 01/31/2027 910 857
1.50%, 02/15/2030 1,510 1,371
1.63%, 10/31/2023 2,195 2,174
1.63%, 02/15/2026 2,808 2,691
1.63%, 05/15/2026 4,806 4,594
1.63%, 09/30/2026 495 471
1.63%, 08/15/2029 1,600 1,473
1.63%, 05/15/2031 4,205 3,798
1.63%, 11/15/2050 2,880 2,057
1.75%, 12/31/2026 2,155 2,056
1.75%, 01/31/2029 1,190 1,109
1.75%, 11/15/2029 2,315 2,148
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.75%, 08/15/2041 $ 1,930 $ 1,500
1.88%, 08/31/2024 2,065 2,032
1.88%, 07/31/2026 1,340 1,291
1.88%, 02/28/2027 1,635 1,566
1.88%, 02/28/2029 1,185 1,113
1.88%, 02/15/2032 2,355 2,159
1.88%, 02/15/2041 2,770 2,220
1.88%, 02/15/2051 2,260 1,721
1.88%, 11/15/2051 2,630 2,004
2.00%, 04/30/2024 2,110 2,090
2.00%, 05/31/2024 5,715 5,657
2.00%, 06/30/2024 1,500 1,483
2.00%, 02/15/2025 4,825 4,738
2.00%, 08/15/2025 1,750 1,709
2.00%, 11/15/2026 3,065 2,956
2.00%, 11/15/2041 1,140 926
2.00%, 02/15/2050 2,600 2,045
2.00%, 08/15/2051 2,985 2,342
2.13%, 02/29/2024 3,230 3,212
2.13%, 03/31/2024 810 805
2.13%, 07/31/2024 1,625 1,610
2.13%, 09/30/2024 600 593
2.13%, 11/30/2024 2,465 2,433
2.13%, 05/15/2025 3,870 3,805
2.25%, 12/31/2023 1,740 1,737
2.25%, 01/31/2024 1,430 1,426
2.25%, 03/31/2024 1,510 1,504
2.25%, 04/30/2024 3,710 3,692
2.25%, 10/31/2024 1,950 1,932
2.25%, 11/15/2024 1,805 1,787
2.25%, 12/31/2024 4,000 3,957
2.25%, 11/15/2025 3,405 3,345
2.25%, 03/31/2026 1,425 1,397
2.25%, 02/15/2027 2,670 2,600
2.25%, 08/15/2027 2,755 2,673
2.25%, 11/15/2027 2,610 2,529
2.25%, 05/15/2041 705 600
2.25%, 08/15/2046 1,530 1,256
2.25%, 08/15/2049 2,200 1,833
2.25%, 02/15/2052 2,200 1,840
2.38%, 04/30/2026 2,895 2,851
2.38%, 05/15/2027 1,810 1,770
2.38%, 03/31/2029 2,240 2,169
2.38%, 05/15/2029 2,215 2,145
2.38%, 02/15/2042 500 433
2.38%, 11/15/2049 2,240 1,919
2.38%, 05/15/2051 2,505 2,150
2.50%, 01/31/2024 3,600 3,604
2.50%, 04/30/2024
(a)
755 755
2.50%, 05/15/2024 1,825 1,825
2.50%, 01/31/2025 1,210 1,204
2.50%, 02/28/2026 4,840 4,790
2.50%, 02/15/2045 1,460 1,261
2.50%, 02/15/2046 1,520 1,313
2.50%, 05/15/2046 1,395 1,204
2.63%, 06/30/2023 2,000 2,009
2.63%, 12/31/2023 3,435 3,449
2.63%, 12/31/2025 2,160 2,148
2.63%, 01/31/2026 805 800
2.63%, 02/15/2029 2,455 2,415
2.75%, 07/31/2023 2,818 2,835
2.75%, 11/15/2023 1,505 1,514
2.75%, 02/15/2024 4,600 4,624
2.75%, 06/30/2025 3,290 3,292
2.75%, 04/30/2027 2,180 2,172
2.75%, 02/15/2028 3,760 3,736
2.75%, 08/15/2042 739 676
2.75%, 11/15/2042 585 534

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.75%, 08/15/2047 $ 1,495 $ 1,360
2.75%, 11/15/2047 1,605 1,462
2.88%, 09/30/2023 3,125 3,150
2.88%, 11/30/2023 1,460 1,472
2.88%, 04/30/2025 3,325 3,338
2.88%, 05/31/2025 1,325 1,330
2.88%, 11/30/2025 1,470 1,474
2.88%, 05/15/2028 2,600 2,598
2.88%, 08/15/2028 4,470 4,462
2.88%, 05/15/2032 1,005 1,006
2.88%, 05/15/2043 560 521
2.88%, 08/15/2045 765 707
2.88%, 11/15/2046 600 556
2.88%, 05/15/2049 1,585 1,502
3.00%, 09/30/2025 540 544
3.00%, 05/15/2042 1,045 998
3.00%, 11/15/2044 660 623
3.00%, 05/15/2045 825 779
3.00%, 11/15/2045 1,165 1,102
3.00%, 02/15/2047 1,125 1,068
3.00%, 05/15/2047 1,190 1,131
3.00%, 02/15/2048 1,215 1,163
3.00%, 08/15/2048 1,475 1,418
3.00%, 02/15/2049 1,445 1,399
3.13%, 11/15/2028 1,645 1,666
3.13%, 11/15/2041 435 425
3.13%, 02/15/2042 1,140 1,112
3.13%, 02/15/2043 815 790
3.13%, 08/15/2044 585 564
3.13%, 05/15/2048 2,020 1,986
3.38%, 05/15/2044 1,125 1,131
3.38%, 11/15/2048 1,200 1,240
3.50%, 02/15/2039 375 397
3.63%, 08/15/2043 655 685
3.63%, 02/15/2044 1,245 1,301
3.75%, 08/15/2041 400 427
3.75%, 11/15/2043 2,080 2,217
3.88%, 08/15/2040 1,350 1,476
4.25%, 05/15/2039 375 434
4.25%, 11/15/2040 1,038 1,188
4.38%, 02/15/2038 495 582
4.38%, 11/15/2039 700 819
4.38%, 05/15/2040 440 514
4.38%, 05/15/2041 1,090 1,264
4.50%, 02/15/2036 440 526
4.50%, 05/15/2038 305 364
4.50%, 08/15/2039 730 869
4.63%, 02/15/2040 1,345 1,622
4.75%, 02/15/2037 285 348
4.75%, 02/15/2041 99 121
5.00%, 05/15/2037 385 482
5.25%, 11/15/2028 409 465
5.25%, 02/15/2029 795 909
5.38%, 02/15/2031 1,100 1,312
6.00%, 02/15/2026 1,170 1,301
6.25%, 05/15/2030 1,270 1,576
6.38%, 08/15/2027 1,540 1,800
6.50%, 11/15/2026 1,000 1,152
6.63%, 02/15/2027 450 524
$ 384,321
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 652,799
Total Investments $ 1,020,950
Other Assets and Liabilities -  (6.96)% (66,403)
TOTAL NET ASSETS - 100.00% $ 954,547
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,668 or 1.33% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,054 or 1.37% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,341 or 0.56% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 44 .63%
Mortgage Securities 28 .72%
Financial 8 .31%
Money Market Funds 8 .15%
Consumer, Non-cyclical 4 .04%
Communications 2 .31%
Utilities 1 .98%
Energy 1 .95%
Technology 1 .87%
Industrial 1 .78%
Consumer, Cyclical 1 .34%
Investment Companies 0 .90%
Basic Materials 0 .60%
Revenue Bonds 0 .17%
General Obligation Unlimited 0 .15%
Insured 0 .06%
Other Assets and Liabilities
( 6 .96 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Bond Market Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 77,789 $ 330,795 $ 334,853 $ 73,731
$ 77,789 $ 330,795 $ 334,853 $ 73,731
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 33 $ — $ — $ —
$ 33 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .07 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .11%
Invesco Preferred ETF
(a)
96,047 $ 1,243
Money Market Funds - 0 .96%
BlackRock Liquidity FedFund - Institutional
Class 0.72%
(b),(c)
2,337,009 2,337
Principal Government Money Market Fund -
Institutional Class 0.57%
(b),(d)
8,936,985 8,937
$ 11,274
TOTAL INVESTMENT COMPANIES $ 12,517
CONVERTIBLE PREFERRED STOCKS
- 0 .08 % Shares Held Value (000's)
Banks - 0 .08%
Bank of America Corp 7.25%
(e)
713 $ 898
TOTAL CONVERTIBLE PREFERRED STOCKS $ 898
PREFERRED STOCKS - 1 .37 % Shares Held Value (000's)
Banks - 0 .51%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
60,563 $ 1,275
Fifth Third Bancorp 6.63%, 12/31/2023
(a),(e)
21,693 568
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 07/01/2022
(e)
25,021 564
Fulton Financial Corp 5.13%, 01/15/2026
(e)
116,351 2,567
KeyCorp 6.13%, 12/15/2026
(e)
801 21
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(e)
20,342 523
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(e)
15,345 369
$ 5,887
Diversified Financial Services - 0 .03%
Affiliated Managers Group Inc 4.20%,
09/30/2061
18,947 358
Electric - 0 .01%
Southern Co/The 4.95%, 01/30/2080 2,360 54
Gas - 0 .00%
NiSource Inc 6.50%, 03/15/2024
(e)
267 7
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
Insurance - 0 .08%
Assurant Inc 5.25%, 01/15/2061 38,498 861
Voya Financial Inc 5.35%, 09/15/2029
(e)
4,739 114
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 975
Pipelines - 0 .23%
Enbridge Inc 6.38%, 04/15/2078 105,720 2,663
3 Month USD LIBOR + 3.59%
REITs - 0 .00%
Public Storage 4.88%, 09/12/2024
(e)
2,011 48
Sovereign - 0 .51%
CoBank ACB 6.20%, 01/01/2025
(e)
10,000 1,040
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(e)
38,800 3,919
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(e),(f)
10,000 1,020
3 Month USD LIBOR + 4.01%
$ 5,979
TOTAL PREFERRED STOCKS $ 15,971
BONDS - 96 .30%
Principal
Amount (000's) Value (000's)
Banks - 53 .36%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,971
USD Swap Rate NY 5 Year + 5.17%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
$ 600 $ 558
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(g),(h)
9,400 9,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
10,000 8,793
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bank of America Corp
4.38%, 01/27/2027
(e),(g)
1,000 880
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(e),(g)
13,000 13,146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(e),(g)
2,000 1,995
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(e),(g)
2,000 2,038
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(e),(g)
2,767 2,808
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(g)
25,000 22,384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
19,000 16,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(g)
7,373 6,722
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(g)
7,600 6,112
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(g)
24,000 23,333
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(e),(g)
5,450 6,332
3 Month USD LIBOR + 1.55%
Barclays PLC
4.38%, 03/15/2028
(e),(g),(h)
8,000 6,722
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.75%, 09/15/2023
(e),(g),(h)
10,120 10,304
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(e),(g),(h)
8,000 8,303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.50%, 02/25/2030
(a),(e),(f),(g),(h)
3,500 2,960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(a),(e),(g),(h)
800 810
USD Swap Rate NY 5 Year + 4.15%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,103 6,339
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Inc
3.88%, 02/18/2026
(e),(g)
13,000 11,605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(g)
8,000 7,217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%

Schedule of Investments
Capital Securities Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.15%, 11/15/2026
(e),(g)
$ 3,800 $ 3,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.25%, 08/15/2026
(e),(g)
1,239 1,243
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(g)
3,900 3,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(e),(g)
6,500 6,484
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(e),(g)
3,500 3,244
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(a),(e),(g)
13,000 13,131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
1.98%, 02/15/2027
(f)
22,771 21,607
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(e),(f),(g),(h)
1,383 1,423
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(g),(h)
2,300 2,366
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
7,232 7,774
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(h)
600 612
Credit Suisse Group AG
4.50%, 09/03/2030
(e),(f),(g),(h)
3,700 2,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.25%, 02/11/2027
(e),(f),(g),(h)
500 430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
5.25%, 02/11/2027
(e),(g),(h)
5,000 4,305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(e),(f),(g),(h)
1,790 1,734
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(e),(f),(g),(h)
5,000 4,616
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/11/2023
(e),(f),(g),(h)
6,250 6,274
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(e),(g),(h)
6,600 6,501
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(g),(h)
2,000 1,983
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(g)
2,200 2,103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(g)
3,100 2,625
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(g)
3,000 2,540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
4.13%, 11/10/2026
(e),(g)
$ 4,000 $ 3,500
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(e),(g)
1,000 939
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(e),(g)
2,000 1,985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(g)
1,700 2,366
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(e),(g)
7,300 10,160
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
3,000 2,865
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(e),(g),(h)
1,300 1,298
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(g),(h)
500 481
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(g)
19,200 17,653
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(g)
8,750 8,443
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
1.45%, 06/15/2028 2,400 2,251
3 Month USD LIBOR + 0.63%
Huntington National Bank/The
5.50%, 05/06/2030
(g)
2,000 2,067
3 Month USD LIBOR + 5.09%
ING Groep NV
5.75%, 11/16/2026
(e),(g),(h)
7,000 6,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(g),(h)
500 499
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(g),(h)
10,000 10,088
USD Swap Rate NY 5 Year + 4.20%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(g)
19,000 16,791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.10%, 10/01/2024
(e),(g)
2,100 2,068
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(e),(g)
3,594 3,695
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(e),(g)
3,775 3,449
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
1.71%, 07/01/2028 2,000 1,878
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,730
Lloyds Banking Group PLC
7.50%, 06/27/2024
(e),(g),(h)
4,300 4,403
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(g),(h)
9,050 9,301
USD Swap Semi-Annual 5 Year + 4.50%

Schedule of Investments
Capital Securities Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
$ 8,000 $ 6,570
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(g)
4,000 3,716
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(e),(g)
1,300 1,300
3 Month USD LIBOR + 3.61%
NatWest Group PLC
4.60%, 06/28/2031
(e),(g),(h)
10,000 8,051
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
8,000 7,837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(g),(h)
1,000 1,045
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(e),(f),(g),(h)
4,300 4,317
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 15,644
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(e),(g)
2,400 2,234
3 Month USD LIBOR + 3.20%
PNC Capital Trust C
1.09%, 06/01/2028 3,000 2,841
3 Month USD LIBOR + 0.57%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(g)
2,300 1,920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(g)
13,600 13,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(g)
1,000 1,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(g),(h)
5,000 4,781
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.38%, 10/04/2023
(e),(f),(g),(h)
5,500 5,542
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 10/04/2023
(e),(g),(h)
3,000 3,023
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(e),(f),(g),(h)
3,500 3,633
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.00%, 07/26/2025
(e),(g),(h)
1,000 1,005
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(g)
7,800 8,627
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(g)
3,600 3,982
3 Month USD LIBOR + 1.46%
7.75%, 04/02/2023
(e),(f),(g),(h)
1,000 1,025
USD Swap Semi-Annual 5 Year + 5.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
SVB Financial Group
4.00%, 05/15/2026
(e),(g)
$ 13,000 $ 10,595
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(e),(g)
800 608
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(e),(g)
5,800 4,588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Swedbank AB
5.63%, 09/17/2024
(e),(g),(h)
1,800 1,782
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp
1.48%, 03/15/2028 2,000 1,878
3 Month USD LIBOR + 0.65%
2.08%, 05/15/2027
(a)
4,500 4,277
3 Month USD LIBOR + 0.67%
4.80%, 09/01/2024
(e),(g)
21,120 19,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(g)
11,430 11,399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(e),(f),(g),(h)
10,000 8,666
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 10,804
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(g),(h)
9,200 9,397
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(f),(g),(h)
1,400 1,428
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(e),(g),(h)
5,000 5,099
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
UniCredit SpA
8.00%, 06/03/2024
(e),(g),(h)
3,500 3,535
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(g)
32,500 26,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
8,800 8,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 622,979
Diversified Financial Services - 6 .82%
Ally Financial Inc
4.70%, 05/15/2026
(e),(g)
10,500 8,856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(g)
1,200 958
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(g)
24,000 20,411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%

Schedule of Investments
Capital Securities Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp
3.95%, 09/01/2026
(e),(g)
$ 10,200 $ 8,716
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(g)
17,000 15,378
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(g)
9,044 9,135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.11%, 08/01/2022
(e)
5,963 5,973
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(g)
2,500 2,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(e),(g)
8,100 8,142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 79,663
Electric - 10 .53%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(g)
2,500 2,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
26,000 22,376
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(g)
9,900 8,814
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(e),(g)
24,300 22,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(g)
6,625 6,436
3 Month USD LIBOR + 3.06%
Duke Energy Corp
3.25%, 01/15/2082
(g)
5,000 4,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(e),(g)
19,050 18,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(g)
12,500 12,374
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(f),(g)
6,700 7,001
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.95%, 06/15/2067 580 465
3 Month USD LIBOR + 2.13%
3.03%, 10/01/2066
(a)
3,341 2,729
3 Month USD LIBOR + 2.07%
3.80%, 03/15/2082
(g)
7,000 5,713
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
3.75%, 09/15/2051
(g)
$ 5,100 $ 4,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(g)
6,000 5,526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
$ 122,912
Food - 0 .41%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
5,000 4,800
Gas - 0 .78%
NiSource Inc
5.65%, 06/15/2023
(e),(g)
9,695 9,162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(g)
2,100 1,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 16 .02%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,380
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 3,971
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
5.75%, 08/15/2053
(g)
9,900 9,256
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(g)
13,077 12,456
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 1,000 1,108
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(g)
2,000 1,988
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/14/2036
(e),(f),(g)
4,905 5,926
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 2,958
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(g)
4,900 4,998
3 Month USD LIBOR + 4.92%
Equitable Holdings Inc
4.95%, 09/15/2025
(e),(g)
1,400 1,358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
3.80%, 05/01/2067 1,100 959
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
6,500 5,656
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
6,100 7,520
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
1,100 1,290
Lincoln National Corp
3.10%, 04/20/2067 2,245 1,673
3 Month USD LIBOR + 2.04%

Schedule of Investments
Capital Securities Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(g)
$ 1,000 $ 1,018
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
1,800 1,999
MetLife Inc
3.85%, 09/15/2025
(e),(g)
7,200 6,682
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 719
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(f)
10,372 12,562
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,784
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(f),(g)
3,600 3,726
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 517
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
4,600 3,885
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
10,500 8,784
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.00%, 10/18/2042
(a),(f),(g)
1,525 1,529
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(g)
785 794
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(g)
10,000 8,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(g)
9,380 9,307
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(g)
11,000 10,955
3 Month USD LIBOR + 4.18%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(g)
5,000 4,458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.50%, 09/20/2073
(f),(g)
3,000 3,075
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(g)
10,300 8,777
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(e),(g)
1,400 1,351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
26,800 22,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(g)
7,200 6,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 187,075
Oil & Gas - 0 .79%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(g)
9,500 9,254
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 4 .62%
Enbridge Inc
5.75%, 07/15/2080
(g)
$ 5,000 $ 4,748
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
1,500 1,460
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(g)
11,000 10,623
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
14,881 12,918
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(g)
1,300 1,110
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(g)
12,500 11,747
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(g)
7,300 6,962
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(g)
600 579
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(g)
4,000 3,849
3 Month USD LIBOR + 4.64%
$ 53,996
REITs - 0 .68%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
4,000 3,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(g)
4,500 4,103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 7,897
Sovereign - 0 .39%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
2,000 1,759
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
1,000 980
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(g)
1,900 1,814
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 4,553
Telecommunications - 1 .30%
Vodafone Group PLC
3.25%, 06/04/2081
(g)
8,000 7,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(g)
9,250 7,635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.00%, 04/04/2079
(g)
450 472
USD Swap Semi-Annual 5 Year + 4.87%
$ 15,195
Transportation - 0 .43%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
5,000 5,057
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,124,481
Total Investments $ 1,153,867
Other Assets and Liabilities -  1.18% 13,740
TOTAL NET ASSETS - 100.00% $ 1,167,607

Schedule of Investments
Capital Securities Fund
May 31, 2022 (unaudited)
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,274 or 0.19% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,337 or
0.20% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $210,120 or 18.00% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $233,114 or 19.97% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 77 .58%
Utilities 11 .32%
Energy 5 .64%
Communications 1 .30%
Money Market Funds 0 .96%
Government 0 .90%
Industrial 0 .60%
Consumer, Non-cyclical 0 .41%
Investment Companies 0 .11%
Other Assets and Liabilities
1 .18%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 12,082 $ 440,796 $ 443,941 $ 8,937
$ 12,082 $ 440,796 $ 443,941 $ 8,937
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 7 $ — $ — $ —
$ 7 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.17% Shares Held Value (000's)
Closed-End Funds - 0.04%
Sprott Physical Uranium Trust
(a)
164,300 $ 1,945
Exchange-Traded Funds - 0.17%
Invesco S&P Global Water Index ETF
(b)
25,960 1,248
SPDR S&P Global Natural Resources ETF 113,106 7,112
$ 8,360
Money Market Funds - 4.96%
BlackRock Liquidity FedFund - Institutional
Class 0.72%
(a),(c),(d)
29,394,612 29,395
Blackrock Liquidity Funds Treasury Trust Fund
Portfolio - Institutional Class 0.63%
(a),(c)
62,509,592 62,510
Principal Government Money Market Fund -
Institutional Class 0.57%
(c),(d),(e)
156,264,757 156,264
$ 248,169
TOTAL INVESTMENT COMPANIES $ 258,474
COMMON STOCKS - 60.86% Shares Held Value (000's)
Agriculture - 0.77%
Adecoagro SA 518,247 $ 5,758
Archer-Daniels-Midland Co 42,489 3,859
Bunge Ltd 164,115 19,418
Darling Ingredients Inc
(f)
119,708 9,585
$ 38,620
Automobile Parts & Equipment - 0.09%
Aptiv PLC
(f)
40,996 4,355
Beverages - 0.04%
Vitasoy International Holdings Ltd 1,098,000 1,966
Biotechnology - 0.42%
Corteva Inc 331,871 20,782
Building Materials - 0.43%
AZEK Co Inc/The
(f)
98,023 2,065
Builders FirstSource Inc
(f)
7,327 477
Dexco SA 201,100 474
Fortune Brands Home & Security Inc 8,299 576
Geberit AG 9,880 5,425
Interfor Corp
(f)
117,377 3,125
Lennox International Inc 13,331 2,785
Louisiana-Pacific Corp 27,719 1,914
Nibe Industrier AB 372,526 3,252
UFP Industries Inc 17,702 1,367
$ 21,460
Chemicals - 1.57%
Albemarle Corp 12,449 3,242
CF Industries Holdings Inc 170,501 16,840
Chr Hansen Holding A/S 56,511 4,238
FMC Corp 28,421 3,484
ICL Group Ltd 293,519 3,279
Ingevity Corp
(f)
8,668 604
Koninklijke DSM NV 23,610 3,976
Lenzing AG 5,600 531
Mosaic Co/The 260,273 16,306
Novozymes A/S 46,409 2,947
Nutrien Ltd 38,800 3,792
Nutrien Ltd 26,051 2,532
Olin Corp 68,658 4,517
Rayonier Advanced Materials Inc
(f)
19,333 74
Sociedad Quimica y Minera de Chile SA ADR 50,292 5,339
Tronox Holdings PLC 181,725 3,273
Yara International ASA 65,315 3,387
$ 78,361
Commercial Services - 2.91%
ALEATICA SAB de CV
(f)
8,459,945 7,377
Atlantia SpA 841,458 20,400
Atlas Arteria Ltd 8,268,781 42,542
Brambles Ltd 590,065 4,599
CCR SA 5,722,029 15,905
Cengage Learning Holdings II Inc
(f)
2,772 36
Herc Holdings Inc 24,274 2,845
Transurban Group 4,759,011 48,948
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc 15,176 $ 2,655
$ 145,307
Computers - 0.00%
IQOR US Inc
(f)
14,193 89
Consumer Products - 0.13%
Avery Dennison Corp 18,866 3,255
Kimberly-Clark Corp 21,085 2,805
Ontex Group NV
(b),(f)
60,488 499
$ 6,559
Cosmetics & Personal Care - 0.12%
Essity AB 100,144 2,630
Procter & Gamble Co/The 8,516 1,259
Unicharm Corp 66,500 2,282
$ 6,171
Distribution & Wholesale - 0.12%
Ferguson PLC 45,095 5,423
Veritiv Corp
(f)
5,054 734
$ 6,157
Diversified Financial Services - 0.07%
Hannon Armstrong Sustainable Infrastructure
Capital Inc
88,512 3,370
Electric - 11.06%
ACEA SpA 23,464 427
Ameren Corp 99,171 9,440
American Electric Power Co Inc 244,949 24,992
Boralex Inc 83,512 2,549
Brookfield Renewable Corp
(b)
418,749 15,150
Clearway Energy Inc - Class C 721,174 25,277
CLP Holdings Ltd 1,121,000 11,172
CMS Energy Corp 110,643 7,860
Constellation Energy Corp 254,995 15,830
CPFL Energia SA 2,499,138 17,595
EDP - Energias de Portugal SA 3,230,281 16,186
EDP Renovaveis SA 179,874 4,400
Emera Inc 387,995 19,286
Enel SpA 1,984,438 12,893
Engie Brasil Energia SA 782,675 7,200
Entergy Corp 160,281 19,285
Eversource Energy 154,128 14,229
FirstEnergy Corp 368,691 15,839
Hydro One Ltd
(g)
224,895 6,273
Iberdrola SA 4,036,678 47,828
National Grid PLC 3,614,025 53,316
NextEra Energy Inc 418,231 31,656
OGE Energy Corp 236,064 9,750
Ormat Technologies Inc 65,096 5,466
Orsted AS
(g)
75,145 8,470
PPL Corp 574,043 17,325
Public Service Enterprise Group Inc 395,735 27,124
Red Electrica Corp SA 596,432 12,358
Sempra Energy 117,102 19,188
SSE PLC 2,047,790 45,733
Terna - Rete Elettrica Nazionale 1,802,028 15,275
Xcel Energy Inc 174,079 13,115
$ 552,487
Electrical Components & Equipment - 0.44%
Delta Electronics Inc 515,000 4,237
Generac Holdings Inc
(f)
16,892 4,174
Legrand SA 51,585 4,471
Littelfuse Inc 17,993 4,862
Signify NV
(g)
110,135 4,391
$ 22,135
Electronics - 0.51%
Azbil Corp 111,800 3,295
Badger Meter Inc 41,251 3,264
Halma PLC 295,987 8,318
Hubbell Inc 24,266 4,607
Itron Inc
(f)
37,059 1,913

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Trimble Inc
(f)
57,213 $ 3,893
$ 25,290
Energy - Alternate Sources - 1.00%
Archaea Energy Inc
(f)
766,442 15,283
NextEra Energy Partners LP 316,198 22,656
SolarEdge Technologies Inc
(f)
14,583 3,978
Stem Inc
(f)
59,256 512
Vestas Wind Systems A/S 144,705 3,696
Xinyi Solar Holdings Ltd 2,256,000 4,004
$ 50,129
Engineering & Construction - 3.40%
Aena SME SA
(f),(g)
303,040 46,232
Auckland International Airport Ltd
(f)
1,057,311 5,141
Enav SpA
(g)
4,813,904 22,286
Ferrovial SA 400,057 10,318
Fluor Corp
(f)
578,744 16,338
Fomento de Construcciones y Contratas SA 30,449 368
Grupo Aeroportuario del Centro Norte SAB de
CV
761,413 5,487
Grupo Aeroportuario del Pacifico SAB de CV 828,582 12,454
Grupo Aeroportuario del Sureste SAB de CV 347,923 7,609
Per Aarsleff Holding A/S 10,486 368
Sacyr SA 1,690,995 4,801
Stantec Inc 61,300 2,784
Vantage Towers AG 200,659 6,277
Vinci SA 302,674 29,208
$ 169,671
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(f)
29,862 4
Environmental Control - 0.48%
Befesa SA
(g)
38,728 2,580
China Water Affairs Group Ltd 468,000 466
Energy Recovery Inc
(f)
18,489 374
Evoqua Water Technologies Corp
(f)
58,796 2,092
Kurita Water Industries Ltd 52,000 2,002
Li-Cycle Holdings Corp
(b),(f)
101,680 829
METAWATER Co Ltd 9,900 155
Montrose Environmental Group Inc
(f)
14,623 592
Nomura Micro Science Co Ltd 3,800 123
Pentair PLC 167,776 8,417
Pure Cycle Corp
(f)
10,551 119
Tetra Tech Inc 29,748 4,015
TOMRA Systems ASA 98,176 2,003
$ 23,767
Food - 0.20%
Ingredion Inc 37,461 3,547
Salmar ASA 41,410 3,070
Wilmar International Ltd 1,031,500 3,138
$ 9,755
Forest Products & Paper - 1.58%
Acadian Timber Corp
(b)
88,943 1,311
Canfor Corp
(f)
117,658 2,490
Clearwater Paper Corp
(f)
15,313 526
Empresas CMPC SA 545,288 943
Holmen AB 45,649 2,348
International Paper Co 125,084 6,060
Mercer International Inc 51,959 767
Mondi PLC 268,911 5,228
Nine Dragons Paper Holdings Ltd 4,122,000 3,700
Oji Holdings Corp 513,500 2,261
Sappi Ltd
(f)
421,539 1,536
Smurfit Kappa Group PLC 121,423 4,908
Stora Enso Oyj 428,172 8,306
Sumitomo Forestry Co Ltd 91,700 1,407
Suzano SA ADR 311,380 3,478
Suzano SA 461,200 5,162
Svenska Cellulosa AB SCA 483,478 8,776
Sylvamo Corp 117,045 5,939
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper (continued)
UPM-Kymmene Oyj 198,539 $ 7,051
West Fraser Timber Co Ltd 64,456 5,947
Western Forest Products Inc 555,598 826
$ 78,970
Gas - 1.27%
Enagas SA 764,346 17,500
Italgas SpA
(b)
1,460,645 9,432
NiSource Inc 154,158 4,848
Snam SpA 5,461,871 31,773
$ 63,553
Hand & Machine Tools - 0.03%
Franklin Electric Co Inc 18,976 1,399
Healthcare - Products - 0.20%
Hengan International Group Co Ltd 115,595 572
PerkinElmer Inc 21,148 3,165
Repligen Corp
(f)
19,897 3,273
Tecan Group AG 8,876 2,880
$ 9,890
Healthcare - Services - 0.00%
Millennium Health LLC
(f),(h),(i)
20,580 3
Millennium Health LLC
(f),(h),(i)
19,318 1
$ 4
Home Builders - 0.26%
DR Horton Inc 66,972 5,033
KB Home 29,683 1,024
Lennar Corp - A Shares 11,655 935
PulteGroup Inc 22,215 1,005
Sekisui Chemical Co Ltd 253,400 3,625
Toll Brothers Inc 21,418 1,081
Tri Pointe Homes Inc
(f)
16,804 354
$ 13,057
Housewares - 0.05%
Scotts Miracle-Gro Co/The 23,738 2,246
Insurance - 0.11%
Hannover Rueck SE 25,131 3,849
Hiscox Ltd 160,990 1,873
$ 5,722
Internet - 0.00%
Catalina Marketing Corp
(f)
3,965 1
Iron & Steel - 0.40%
ArcelorMittal SA 107,065 3,428
Fortescue Metals Group Ltd 252,790 3,650
Nippon Steel Corp 182,100 3,173
Novolipetsk Steel PJSC 112,475 —
Nucor Corp 25,326 3,355
POSCO Holdings Inc 14,044 3,264
Severstal PAO 149,085 —
Vale SA ADR 180,266 3,254
$ 20,124
Leisure Products & Services - 0.06%
Shimano Inc 15,700 2,752
Lodging - 0.16%
Choice Hotels International Inc 29,401 3,760
Travel + Leisure Co 84,000 4,293
$ 8,053
Machinery - Construction & Mining - 0.22%
Caterpillar Inc 19,731 4,259
Terex Corp 127,334 4,506
Vertiv Holdings Co 186,299 2,048
$ 10,813
Machinery - Diversified - 0.67%
ANDRITZ AG 23,789 1,103
Duerr AG 20,173 559
Flowserve Corp 123,836 3,901
Georg Fischer AG 39,906 2,250
Gorman-Rupp Co/The 11,058 329
Interpump Group SpA 40,259 1,840

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Lindsay Corp 5,338 $ 673
Mueller Water Products Inc - Class A 76,302 910
Organo Corp 3,300 250
Spirax-Sarco Engineering PLC 35,712 4,759
Valmet Oyj 34,763 982
Watts Water Technologies Inc 30,960 4,050
Xylem Inc/NY 87,732 7,391
Zurn Water Solutions Corp 149,802 4,318
$ 33,315
Media - 0.00%
Cumulus Media Inc
(f)
6 —
Metal Fabrication & Hardware - 0.20%
Advanced Drainage Systems Inc 59,081 6,470
Northwest Pipe Co
(f)
4,802 160
Reliance Worldwide Corp Ltd 384,390 1,076
Valmont Industries Inc 8,769 2,251
$ 9,957
Mining - 2.81%
Agnico Eagle Mines Ltd 65,928 3,494
Alcoa Corp 179,586 11,084
Anglo American PLC 371,692 18,311
Antofagasta PLC 163,187 3,046
Barrick Gold Corp 147,600 3,024
Barrick Gold Corp
(b)
441,217 9,041
BHP Group Ltd 98,441 3,091
Energy Fuels Inc/Canada
(b),(f)
272,175 1,745
First Quantum Minerals Ltd 356,597 10,324
Franco-Nevada Corp 22,629 3,201
Freeport-McMoRan Inc 487,790 19,062
Glencore PLC
(f)
561,833 3,706
MP Materials Corp
(f)
37,028 1,460
Newcrest Mining Ltd 178,774 3,135
Newmont Corp 321,639 21,823
NexGen Energy Ltd
(f)
1,068,106 5,067
Norsk Hydro ASA 350,768 2,815
Polyus PJSC 24,918 —
Rio Tinto Ltd 38,872 3,180
Sibanye Stillwater Ltd 473,443 1,533
South32 Ltd 954,942 3,360
Southern Copper Corp 48,032 2,967
Sumitomo Metal Mining Co Ltd 66,900 2,797
Wheaton Precious Metals Corp 76,000 3,139
$ 140,405
Miscellaneous Manufacturers - 0.05%
Aalberts NV 46,806 2,319
Oil & Gas - 6.53%
BP PLC 682,849 3,711
California Resources Corp 5,818 254
California Resources Corp - Warrants
(f)
439 6
Canadian Natural Resources Ltd 59,700 3,951
Chesapeake Energy Corp 131,904 12,845
Chevron Corp 23,148 4,043
Comstock Resources Inc
(f)
258,317 4,986
ConocoPhillips 35,139 3,948
Devon Energy Corp 268,564 20,115
Diamondback Energy Inc 39,412 5,991
Ecopetrol SA ADR
(b)
206,128 3,484
Empresas Copec SA 164,473 1,306
Eni SpA 214,524 3,249
EOG Resources Inc 29,006 3,973
EQT Corp 315,493 15,055
Equinor ASA 581,252 22,056
Exxon Mobil Corp 42,504 4,080
Hess Corp 188,341 23,179
HF Sinclair Corp 154,595 7,591
Marathon Petroleum Corp 258,511 26,314
Neste Oyj 84,087 3,862
Occidental Petroleum Corp 378,154 26,210
Patterson-UTI Energy Inc 510,217 9,735
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
PBF Energy Inc
(f)
363,532 $ 12,069
Petroleo Brasileiro SA ADR 233,248 3,238
Phillips 66 204,028 20,568
Pioneer Natural Resources Co 69,205 19,235
Quarternorth Energy Holding Inc
(f),(i)
47,962 6,155
Quarternorth Energy Holding Inc - Warrants
(f)
37,753 245
Quarternorth Energy Holding Inc - Warrants
(f)
19,603 186
Quarternorth Energy Holding Inc - Warrants
(f),(i)
27,298 3,503
Range Resources Corp
(f)
21,188 719
Reliance Industries Ltd
(g)
52,951 3,563
Repsol SA 255,227 4,096
Shell PLC 125,971 3,726
Suncor Energy Inc 109,100 4,390
TotalEnergies SE 65,038 3,849
Transocean Ltd
(f)
54,446 224
Valero Energy Corp 205,767 26,668
Vantage Drilling International
(f)
4,456 59
Woodside Energy Group Ltd 178,730 3,771
$ 326,208
Oil & Gas Services - 0.96%
Halliburton Co 400,277 16,211
Liberty Energy Inc
(f)
314,541 5,118
NexTier Oilfield Solutions Inc
(f)
466,527 5,085
Schlumberger NV 456,973 21,003
Select Energy Services Inc
(f)
37,349 316
TETRA Technologies Inc
(f)
69,930 351
$ 48,084
Packaging & Containers - 0.69%
Amcor PLC 286,067 3,748
DS Smith PLC 1,072,962 4,146
Graphic Packaging Holding Co 108,355 2,412
Klabin SA 433,400 2,031
Packaging Corp of America 39,966 6,286
Sealed Air Corp 49,589 3,083
SIG Group AG
(f)
206,899 4,522
Sonoco Products Co 30,859 1,804
Westrock Co 137,896 6,686
$ 34,718
Pharmaceuticals - 0.27%
Bayer AG 189,873 13,585
Pipelines - 4.15%
APA Group 2,561,327 20,850
Cheniere Energy Inc 87,002 11,899
Enbridge Inc 1,153,331 53,279
Gibson Energy Inc 1,235,607 26,171
Kinder Morgan Inc 873,352 17,196
Koninklijke Vopak NV 247,675 7,094
Magellan Midstream Partners LP 91,008 4,705
Pembina Pipeline Corp 565,266 22,792
TC Energy Corp 636,282 36,828
Williams Cos Inc/The 174,378 6,462
$ 207,276
Private Equity - 0.14%
Capitaland Investment Ltd/Singapore 2,474,800 7,118
Real Estate - 1.12%
Castellum AB 92,800 1,805
Fabege AB 169,375 2,179
Hongkong Land Holdings Ltd 944,900 4,371
Mitsui Fudosan Co Ltd 1,004,200 21,958
New World Development Co Ltd 1,951,260 7,426
Qualitas Ltd
(f)
1,648,569 2,367
Vonovia SE 382,868 14,604
Wihlborgs Fastigheter AB 168,198 1,425
$ 56,135
REITs - 11.98%
Agree Realty Corp 62,861 4,373
Alexandria Real Estate Equities Inc 72,488 12,029
Allied Properties Real Estate Investment Trust 179,300 5,497

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
American Homes 4 Rent 324,480 $ 11,993
American Tower Corp 47,444 12,152
Ascendas Real Estate Investment Trust 1,944,700 3,955
AvalonBay Communities Inc 99,466 20,685
Camden Property Trust 97,749 14,026
CapitaLand Integrated Commercial Trust 4,418,506 7,047
CatchMark Timber Trust Inc 115,957 1,367
Centuria Industrial REIT 1,660,326 4,079
CFE Capital S de RL de CV 2,432,657 3,114
Cousins Properties Inc 238,153 8,228
Crown Castle International Corp 102,144 19,372
CubeSmart 190,866 8,499
Daiwa Office Investment Corp 816 4,404
Dexus 1,222,689 9,185
Digital Core REIT Management Pte Ltd
(f)
5,623,726 5,418
Equinix Inc 33,352 22,916
Essex Property Trust Inc 60,613 17,205
Extra Space Storage Inc 114,435 20,392
Federal Realty Investment Trust 43,185 4,965
First Industrial Realty Trust Inc 140,200 7,452
Gecina SA 24,713 2,907
Goodman Group 631,834 9,294
Healthcare Trust of America Inc 294,200 8,841
Host Hotels & Resorts Inc 432,952 8,655
Industrial & Infrastructure Fund Investment Corp 1,400 2,070
Inmobiliaria Colonial Socimi SA 965,853 7,924
InterRent Real Estate Investment Trust 259,160 2,803
InvenTrust Properties Corp 191,700 5,682
Invitation Homes Inc 535,150 20,186
Japan Metropolitan Fund Invest 10,592 8,967
Kilroy Realty Corp 226,996 13,779
Klepierre SA 333,324 7,609
Link REIT 943,570 8,532
Merlin Properties Socimi SA 738,900 8,349
Minto Apartment Real Estate Investment Trust
(g)
267,442 3,890
Nippon Prologis REIT Inc
(f)
2,367 6,317
Park Hotels & Resorts Inc 211,683 3,823
PotlatchDeltic Corp 119,292 6,258
Prologis Inc 266,164 33,931
Public Storage 35,200 11,639
Rayonier Inc 266,347 10,979
Regency Centers Corp 132,077 9,009
Rexford Industrial Realty Inc 288,215 18,408
Safestore Holdings PLC 658,751 9,441
Segro PLC 938,271 13,105
STORE Capital Corp 292,811 8,079
Summit Industrial Income REIT 415,347 6,318
Sun Communities Inc 118,403 19,433
Sunstone Hotel Investors Inc
(f)
239,235 2,864
UNITE Group PLC/The 847,242 12,346
United Urban Investment Corp 3,354 3,744
Ventas Inc 376,091 21,339
VICI Properties Inc 424,411 13,093
Warehouses De Pauw CVA 211,500 7,794
Welltower Inc 250,044 22,276
Weyerhaeuser Co 268,302 10,603
$ 598,640
Retail - 0.04%
Belk Inc
(f)
139 1
Gymboree Corp/The
(f),(h)
17,842 —
Gymboree Holding Corp
(f),(h)
48,577 —
Home Depot Inc/The 5,446 1,649
Lowe's Cos Inc 3,007 587
$ 2,237
Semiconductors - 0.08%
Monolithic Power Systems Inc 8,631 3,887
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0.27%
Altair Engineering Inc
(f)
48,897 $ 2,687
Cadence Design Systems Inc
(f)
22,053 3,390
Nemetschek SE 32,029 2,293
PTC Inc
(f)
41,273 4,810
Skillsoft Corp
(b),(f)
93,356 547
$ 13,727
Telecommunications - 0.11%
Eutelsat Communications SA 146,364 1,738
NEXTDC Ltd
(f)
442,600 3,484
Windstream
(f)
9,809 155
Windstream - Warrants
(f)
17,064 269
$ 5,646
Transportation - 0.94%
American Commercial Lines Inc
(f),(h)
573 12
American Commercial Lines Inc - Warrants
(f),(h)
603 13
East Japan Railway Co 309,800 15,882
Getlink SE 826,967 15,939
Kirby Corp
(f)
35,508 2,398
West Japan Railway Co 339,100 12,522
$ 46,766
Water - 1.75%
American States Water Co 20,349 1,613
American Water Works Co Inc 96,013 14,522
Artesian Resources Corp 4,697 231
Beijing Enterprises Water Group Ltd 2,566,000 850
California Water Service Group 28,981 1,555
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
519,681 5,004
Essential Utilities Inc 254,834 11,788
Guangdong Investment Ltd 1,584,000 1,997
Middlesex Water Co 9,640 820
Pennon Group PLC 151,371 1,909
Severn Trent PLC 565,597 20,778
SJW Group 15,116 935
United Utilities Group PLC 1,218,044 16,237
Veolia Environnement SA 310,254 8,683
York Water Co/The 7,221 296
$ 87,218
TOTAL COMMON STOCKS $ 3,040,260
CONVERTIBLE PREFERRED STOCKS
- 0.00% Shares Held Value (000's)
Software - 0.00%
Riverbed Technology Inc 0.14% 12,193 $ 94
TOTAL CONVERTIBLE PREFERRED STOCKS $ 94
PREFERRED STOCKS - 0.01% Shares Held Value (000's)
Transportation - 0.01%
American Commercial Lines Inc Preferred A
1.87%
2,133 $ 51
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(f)
17,944 4
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(f)
2,243 54
American Commercial Lines Inc Preferred B
2.50%
2,428 103
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(f),(h)
13,648 5
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(f)
1,706 73
$ 290
TOTAL PREFERRED STOCKS $ 290
BONDS - 0.23%
Principal
Amount (000's) Value (000's)
Electric - 0.06%
Pacific Gas and Electric Co
3.15%, 01/01/2026 $ 1,603 $ 1,508
4.50%, 07/01/2040 1,603 1,306
$ 2,814

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 $ 1 $ 1
Sovereign - 0.17%
Colombia Government International Bond
3.00%, 01/30/2030
(b)
1,060 878
European Union
0.00%, 07/04/2031
(f)
EUR 3,165 2,923
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 500 4
Mexico Government International Bond
1.45%, 10/25/2033 EUR 1,852 1,499
2.13%, 10/25/2051 193 133
New Zealand Government Bond
1.75%, 05/15/2041 NZD 793 366
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 3,429 2,339
2.50%, 09/20/2040 657 467
$ 8,609
TOTAL BONDS $ 11,424
SENIOR FLOATING RATE INTERESTS
- 6.64%
Principal
Amount (000's) Value (000's)
Advertising - 0.12%
ABG Intermediate Holdings 2 LLC
3.70%, 12/08/2028
(j)
$ 915 $ 875
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
6.80%, 12/10/2029
(j)
240 228
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(j),(k)
304 106
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(j)
162 141
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
4.74%, 08/07/2026
(j)
4,731 4,318
1 Month USD LIBOR + 3.50%
Red Ventures LLC
3.56%, 11/08/2024
(j)
371 353
1 Month USD LIBOR + 2.50%
$ 6,021
Aerospace & Defense - 0.03%
Sequa Mezzanine Holdings LLC
8.30%, 11/28/2023
(j)
782 776
1 Month USD LIBOR + 6.75%
TransDigm Inc
3.31%, 05/30/2025
(j)
468 454
1 Month USD LIBOR + 2.25%
3.31%, 12/09/2025
(j)
505 491
1 Month USD LIBOR + 2.25%
$ 1,721
Agriculture - 0.01%
Sycamore Buyer LLC
0.00%, 09/24/2028
(j),(l)
700 670
Airlines - 0.13%
AAdvantage Loyalty IP Ltd
5.81%, 03/10/2028
(j)
2,201 2,192
1 Month USD LIBOR + 4.75%
Allegiant Travel Co
4.44%, 02/05/2024
(j)
335 327
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.84%, 12/14/2023
(j)
102 99
3 Month USD LIBOR + 2.00%
SkyMiles IP Ltd
4.75%, 09/16/2027
(j)
850 857
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
4.71%, 04/21/2028
(j)
$ 988 $ 960
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(j)
2,115 1,968
3 Month USD LIBOR + 3.00%
$ 6,403
Apparel - 0.02%
Birkenstock US BidCo Inc
5.10%, 04/27/2028
(j)
1,272 1,199
1 Month USD LIBOR + 3.75%
Automobile Parts & Equipment - 0.03%
Clarios Global LP
4.01%, 04/30/2026
(j)
1,132 1,086
1 Month USD LIBOR + 3.25%
Dexko Global Inc
4.71%, 09/22/2028
(j)
96 90
1 Month USD LIBOR + 3.75%
4.72%, 09/22/2028
(j)
504 470
1 Month USD LIBOR + 3.75%
$ 1,646
Beverages - 0.10%
Naked Juice LLC
3.99%, 01/19/2029
(j)
750 733
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
6.75%, 01/18/2030
(j)
135 129
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Pegasus Bidco BV
0.00%, 05/05/2029
(j),(l)
1,300 1,254
Triton Water Holdings Inc
4.51%, 03/31/2028
(j)
3,228 2,974
1 Month USD LIBOR + 3.50%
$ 5,090
Building Materials - 0.07%
Chariot Buyer LLC
4.51%, 10/22/2028
(j)
1,721 1,615
1 Month USD LIBOR + 3.50%
Cornerstone Building Brands Inc
4.12%, 04/12/2028
(j)
648 575
1 Month USD LIBOR + 3.25%
Zurn LLC
3.31%, 09/15/2028
(j)
1,236 1,206
1 Month USD LIBOR + 2.25%
$ 3,396
Chemicals - 0.18%
Alpha 3 BV
3.56%, 03/20/2028
(j)
4,093 3,971
1 Month USD LIBOR + 2.50%
ASP Unifrax Holdings Inc
4.75%, 12/12/2025
(j)
1,054 975
3 Month USD LIBOR + 3.75%
Diamond BC BV
3.99%, 09/15/2028
(j)
1,066 1,010
1 Month USD LIBOR + 3.00%
INEOS US Finance LLC
2.76%, 03/31/2024
(j)
230 223
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
4.81%, 02/07/2027
(j)
701 688
1 Month USD LIBOR + 3.75%
Kraton Corp
3.99%, 03/15/2029
(j)
165 161
1 Month USD LIBOR + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Vibrantz Technologies Inc
5.29%, 02/02/2029
(j)
$ 705 $ 628
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
WR Grace Holdings LLC
4.81%, 08/11/2028
(j)
1,536 1,493
1 Month USD LIBOR + 3.75%
$ 9,149
Commercial Services - 0.47%
All-Star Bidco AB
4.01%, 11/16/2028
(j)
249 238
3 Month USD LIBOR + 3.50%
Amentum Government Services Holdings LLC
4.78%, 02/10/2029
(j)
610 589
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Avis Budget Car Rental LLC
0.00%, 08/06/2027
(j),(l)
817 763
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
4.63%, 03/15/2029
(j)
625 609
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Belron Finance
3.50%, 10/30/2026
(j)
483 469
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
4.92%, 09/22/2028
(j)
473 456
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
3.52%, 11/17/2028
(j)
340 326
12 Month USD LIBOR + 3.00%
Fly Funding
3.13%, 08/09/2025
(j)
564 544
3 Month USD LIBOR + 1.75%
Garda World Security Corp
5.26%, 10/30/2026
(j)
356 333
1 Month USD LIBOR + 4.75%
Hertz Corp/The
4.01%, 06/14/2028
(j)
2,074 1,996
1 Month USD LIBOR + 3.50%
4.01%, 06/14/2028
(j)
394 379
1 Month USD LIBOR + 3.50%
HGIM Corp
7.00%, 07/02/2023
(j)
1,291 1,200
3 Month USD LIBOR + 6.00%
Ingenovis Health Inc
4.76%, 03/05/2028
(j)
441 420
3 Month USD LIBOR + 3.75%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(j)
4,428 4,311
1 Month USD LIBOR + 2.75%
R1 RCM Inc
0.00%, 05/12/2029
(j),(l)
250 245
Sabert Corp
0.00%, 11/26/2026
(j),(l)
410 395
1 Month USD LIBOR + 4.50%
Sabre GLBL Inc
3.06%, 02/22/2024
(j)
670 640
3 Month USD LIBOR + 2.00%
Syniverse Holdings Inc
6.06%, 05/10/2029
(j)
2,344 2,098
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Team Health Holdings Inc
3.81%, 02/06/2024
(j)
$ 480 $ 431
3 Month USD LIBOR + 2.75%
6.25%, 03/02/2027
(j)
908 790
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Trans Union LLC
2.81%, 11/13/2026
(j)
681 659
1 Month USD LIBOR + 1.75%
3.01%, 11/17/2028
(j)
727 708
1 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
9.76%, 02/28/2025
(j)
2,183 2,157
1 Month USD LIBOR + 7.00%
Verscend Holding Corp
4.76%, 08/27/2025
(j)
1,275 1,246
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
3.76%, 02/05/2026
(j)
1,215 1,150
1 Month USD LIBOR + 3.00%
WEX Inc
3.31%, 03/19/2028
(j)
460 447
1 Month USD LIBOR + 2.25%
$ 23,599
Computers - 0.17%
iQor US Inc
8.50%, 11/20/2024
(j)
152 151
1 Month USD LIBOR + 7.50%
8.50%, 11/20/2025
(j)
421 352
1 Month USD LIBOR + 7.50%
Magenta Buyer LLC
6.23%, 07/27/2028
(j)
1,491 1,366
1 Month USD LIBOR + 5.00%
McAfee Corp
4.84%, 02/02/2029
(j)
2,345 2,220
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
NCR Corp
3.74%, 08/28/2026
(j)
482 461
1 Month USD LIBOR + 2.50%
Perforce Software Inc
4.68%, 07/01/2026
(j)
408 388
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
3.70%, 09/21/2028
(j)
2,401 2,339
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Vision Solutions Inc
5.18%, 04/24/2028
(j)
1,243 1,184
1 Month USD LIBOR + 4.00%
$ 8,461
Cosmetics & Personal Care - 0.05%
Conair Holdings LLC
4.76%, 05/12/2028
(j)
994 907
1 Month USD LIBOR + 3.75%
Revlon Consumer Products Corp
5.58%, 07/21/2023
(j)
3,697 1,667
1 Month USD LIBOR + 3.50%
$ 2,574
Distribution & Wholesale - 0.03%
Core & Main LP
3.78%, 07/27/2028
(j)
1,441 1,388
1 Month USD LIBOR + 2.50%
Diversified Financial Services - 0.07%
Astra Acquisition Corp
6.31%, 10/25/2028
(j)
1,681 1,560
1 Month USD LIBOR + 5.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Avolon TLB Borrower 1 US LLC
2.43%, 02/12/2027
(j)
$ 400 $ 382
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(f),(j)
1,011 195
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
2.81%, 04/21/2028
(j)
1,339 1,290
1 Month USD LIBOR + 1.75%
$ 3,427
Electric - 0.01%
Calpine Corp
3.06%, 08/12/2026
(j)
422 407
1 Month USD LIBOR + 2.00%
Constellation Renewables LLC
4.08%, 12/11/2027
(j)
318 310
1 Month USD LIBOR + 2.50%
$ 717
Electronics - 0.05%
II-VI Inc
0.00%, 12/08/2028
(j),(l)
1,000 974
Ingram Micro Inc
4.51%, 06/30/2028
(j)
1,169 1,147
1 Month USD LIBOR + 3.50%
TTM Technologies Inc
3.30%, 09/13/2024
(j)
408 404
3 Month USD LIBOR + 2.50%
$ 2,525
Engineering & Construction - 0.06%
Brown Group Holding LLC
3.51%, 06/07/2028
(j)
1,624 1,539
1 Month USD LIBOR + 2.75%
Centuri Group Inc
4.07%, 08/18/2028
(j)
457 439
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
4.06%, 07/14/2028
(j)
499 477
1 Month USD LIBOR + 3.00%
Osmose Utilities Services Inc
4.31%, 06/16/2028
(j)
398 369
1 Month USD LIBOR + 3.25%
$ 2,824
Entertainment - 0.51%
AMC Entertainment Holdings Inc
3.84%, 03/20/2026
(j)
3,877 3,408
3 Month USD LIBOR + 3.00%
Bally's Corp
4.05%, 08/06/2028
(j)
3,724 3,564
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
3.06%, 03/17/2028
(j)
900 859
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
3.50%, 02/07/2025
(j)
1,448 1,018
1 Month USD LIBOR + 2.50%
4.25%, 09/30/2026
(j)
850 574
1 Month USD LIBOR + 2.75%
7.00%, 05/23/2024
(j)
132 150
10.07%, 02/28/2025
(j)
51 54
1 Month USD LIBOR + 8.25%
Delta 2 Lux Sarl
3.56%, 02/01/2024
(j)
4,313 4,259
3 Month USD LIBOR + 2.50%
Everi Holdings Inc
3.56%, 06/30/2028
(j)
2,336 2,266
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Lions Gate Capital Holdings LLC
3.31%, 03/24/2025
(j)
$ 462 $ 449
3 Month USD LIBOR + 2.25%
Nascar Holdings LLC
3.56%, 10/19/2026
(j)
1,440 1,406
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
3.56%, 05/29/2026
(j)
618 601
1 Month USD LIBOR + 2.50%
Scientific Games Holdings LP
0.00%, 04/07/2029
(j),(l)
127 124
1 Month USD LIBOR + 3.00%
4.15%, 02/04/2029
(j)
625 599
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SeaWorld Parks & Entertainment Inc
4.06%, 08/13/2028
(j)
745 721
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
3.26%, 07/21/2026
(j)
4,667 4,551
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
3.81%, 05/16/2025
(j)
1,025 980
3 Month USD LIBOR + 2.75%
$ 25,583
Environmental Control - 0.05%
Clean Harbors Inc
3.06%, 09/21/2028
(j)
368 366
1 Month USD LIBOR + 2.00%
Covanta Holding Corp
3.26%, 11/17/2028
(j)
665 649
1 Month USD LIBOR + 2.50%
3.27%, 11/17/2028
(j)
50 49
1 Month USD LIBOR + 2.50%
GFL Environmental Inc
4.24%, 05/30/2025
(j)
1,677 1,656
1 Month USD LIBOR + 3.00%
$ 2,720
Food - 0.09%
8th Avenue Food & Provisions Inc
4.51%, 09/19/2025
(j)
625 523
3 Month USD LIBOR + 3.50%
5.51%, 10/01/2025
(j)
299 250
1 Month USD LIBOR + 4.75%
CHG PPC Parent LLC
4.06%, 11/17/2028
(j)
585 562
1 Month USD LIBOR + 3.00%
Froneri US Inc
3.31%, 01/31/2027
(j)
668 640
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
4.45%, 05/23/2025
(j)
520 474
3 Month USD LIBOR + 3.69%
Simply Good Foods USA Inc
4.73%, 07/07/2024
(j)
529 527
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Total Produce USA Holdings Inc
3.01%, 06/09/2028
(j)
511 503
1 Month USD LIBOR + 2.00%
US Foods Inc
0.00%, 09/13/2026
(j),(l)
290 278
3 Month USD LIBOR + 2.00%
4.32%, 11/17/2028
(j)
967 942
1 Month USD LIBOR + 2.75%
$ 4,699

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.02%
Asplundh Tree Expert LLC
2.81%, 09/06/2027
(j)
$ 1,116 $ 1,085
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
4.52%, 09/30/2027
(j)
483 463
1 Month USD LIBOR + 3.50%
Healthcare - Products - 0.24%
Avantor Funding Inc
3.31%, 11/08/2027
(j)
392 382
1 Month USD LIBOR + 2.25%
Bausch + Lomb Corp
4.08%, 05/05/2027
(j)
1,900 1,825
Secured Overnight Financing Rate + 3.25%
Carestream Health Inc
5.50%, PIK 8.00%, 08/08/2023
(j),(k)
680 582
1 Month USD LIBOR + 4.50%
7.76%, 05/08/2023
(j)
1,197 1,183
1 Month USD LIBOR + 6.75%
ICU Medical Inc
3.20%, 12/15/2028
(j)
520 509
1 Month USD LIBOR + 2.50%
Insulet Corp
4.31%, 05/04/2028
(j)
1,241 1,208
1 Month USD LIBOR + 3.25%
Medline Borrower LP
4.01%, 09/30/2028
(j)
4,352 4,194
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
4.81%, 07/02/2025
(j)
1,535 1,412
3 Month USD LIBOR + 3.75%
Vyaire Medical Inc
5.75%, 04/11/2025
(j)
902 696
3 Month USD LIBOR + 4.75%
$ 11,991
Healthcare - Services - 0.47%
AHP Health Partners Inc
4.56%, 08/04/2028
(j)
1,243 1,198
1 Month USD LIBOR + 3.50%
BW NHHC Holdco Inc
6.45%, 05/15/2025
(j)
383 261
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
3.00%, 02/22/2028
(j)
479 473
1 Month USD LIBOR + 2.00%
Global Medical Response Inc
5.25%, 09/24/2025
(j)
1,857 1,767
1 Month USD LIBOR + 4.25%
5.29%, 03/14/2025
(j)
199 189
3 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
3.31%, 06/16/2028
(j)
1,506 1,479
1 Month USD LIBOR + 2.50%
LifePoint Health Inc
4.81%, 11/14/2025
(j)
7,412 7,134
1 Month USD LIBOR + 3.75%
Onex TSG Intermediate Corp
5.51%, 02/25/2028
(j)
313 298
1 Month USD LIBOR + 4.75%
Phoenix Guarantor Inc
4.31%, 03/05/2026
(j)
981 942
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
4.26%, 11/15/2028
(j)
4,180 4,036
1 Month USD LIBOR + 3.50%
Quorum Health Corp
8.75%, 04/29/2025
(j)
341 276
3 Month USD LIBOR + 7.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Select Medical Corp
3.35%, 03/06/2025
(j)
$ 1,498 $ 1,445
3 Month USD LIBOR + 2.50%
Surgery Center Holdings Inc
4.60%, 09/03/2026
(j)
3,313 3,167
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
6.31%, 12/10/2027
(j)
594 558
1 Month USD LIBOR + 5.50%
$ 23,223
Home Builders - 0.01%
Installed Building Products Inc
3.01%, 12/08/2028
(j)
239 236
1 Month USD LIBOR + 2.25%
Home Furnishings - 0.05%
AI Aqua Merger Sub Inc
0.00%, 07/31/2028
(j),(l)
407 386
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
4.54%, 07/31/2028
(j)
750 712
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
MillerKnoll Inc
2.75%, 07/19/2028
(j)
1,243 1,178
1 Month USD LIBOR + 2.00%
Weber-Stephen Products LLC
0.00%, 10/30/2027
(j),(l)
286 263
1 Month USD LIBOR + 3.25%
$ 2,539
Insurance - 0.16%
Acrisure LLC
4.56%, 02/15/2027
(j)
778 741
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
4.31%, 05/09/2025
(j)
897 862
1 Month USD LIBOR + 3.25%
4.37%, 11/05/2027
(j)
496 478
1 Month USD LIBOR + 3.50%
Asurion LLC
0.00%, 07/29/2027
(j),(l)
685 647
1 Month USD LIBOR + 3.25%
4.18%, 11/03/2023
(j)
750 731
1 Month USD LIBOR + 3.00%
6.06%, 01/20/2029
(j)
2,090 1,870
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
4.01%, 01/27/2027
(j)
498 473
1 Month USD LIBOR + 3.25%
4.06%, 01/27/2027
(j)
607 576
1 Month USD LIBOR + 3.00%
HUB International Ltd
4.21%, 04/25/2025
(j)
264 254
1 Month USD LIBOR + 2.75%
4.35%, 04/25/2025
(j)
856 827
1 Month USD LIBOR + 3.25%
USI Inc/NY
0.00%, 05/16/2024
(j),(l)
520 507
3 Month USD LIBOR + 3.00%
$ 7,966
Internet - 0.13%
CNT Holdings I Corp
4.34%, 11/08/2027
(j)
1,483 1,439
1 Month USD LIBOR + 3.75%
NortonLifeLock Inc
0.00%, 01/28/2029
(j),(l)
4,000 3,860
Proofpoint Inc
3.76%, 08/31/2028
(j)
671 642
1 Month USD LIBOR + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Uber Technologies Inc
5.07%, 04/04/2025
(j)
$ 326 $ 317
1 Month USD LIBOR + 3.50%
$ 6,258
Leisure Products & Services - 0.16%
Alterra Mountain Co
3.81%, 07/31/2024
(j)
590 578
1 Month USD LIBOR + 2.75%
Callaway Golf Co
5.56%, 01/02/2026
(j)
427 423
3 Month USD LIBOR + 4.50%
Carnival Corp
3.75%, 06/30/2025
(j)
554 533
1 Month USD LIBOR + 3.00%
4.00%, 10/06/2028
(j)
548 520
1 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
3.76%, 08/16/2024
(j)
2,625 2,462
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.01%, 03/08/2024
(j)
1,219 1,065
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
3.56%, 05/29/2028
(j)
1,239 1,196
1 Month USD LIBOR + 2.50%
Life Time Inc
6.33%, 12/10/2024
(j)
403 397
1 Month USD LIBOR + 4.75%
SRAM LLC
3.37%, 05/18/2028
(j)
836 803
1 Month USD LIBOR + 2.75%
$ 7,977
Lodging - 0.17%
Caesars Resort Collection LLC
3.81%, 12/22/2024
(j)
1,765 1,729
3 Month USD LIBOR + 2.75%
4.56%, 07/20/2025
(j)
735 724
1 Month USD LIBOR + 3.50%
Fertitta Entertainment LLC/NV
4.70%, 01/13/2029
(j)
5,836 5,577
Secured Overnight Financing Rate + 4.00%
Hilton Grand Vacations Borrower LLC
4.06%, 08/02/2028
(j)
498 483
1 Month USD LIBOR + 3.00%
$ 8,513
Machinery - Construction & Mining - 0.01%
Vertiv Group Corp
3.55%, 03/02/2027
(j)
235 223
1 Month USD LIBOR + 2.75%
Machinery - Diversified - 0.05%
Ali Group North America Corp
0.00%, 10/13/2028
(j),(l)
1,750 1,695
TK Elevator US Newco Inc
4.02%, 07/30/2027
(j)
719 692
1 Month USD LIBOR + 3.50%
$ 2,387
Media - 0.47%
Altice Financing SA
3.79%, 07/15/2025
(j)
540 515
3 Month USD LIBOR + 2.75%
3.79%, 01/06/2026
(j)
478 453
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
5.75%, 07/14/2026
(j)
1,342 1,277
1 Month USD LIBOR + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
3.12%, 07/17/2025
(j)
$ 3,433 $ 3,257
3 Month USD LIBOR + 2.25%
3.37%, 04/15/2027
(j)
1,794 1,686
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
4.09%, 08/24/2026
(j)
2,313 693
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.00%, 05/25/2026
(j)
410 412
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Directv Financing LLC
6.06%, 08/02/2027
(j)
2,938 2,838
1 Month USD LIBOR + 5.00%
Dotdash Meredith
4.87%, 11/23/2028
(j)
1,638 1,564
3 Month USD LIBOR + 4.00%
Gray Television Inc
3.30%, 02/07/2024
(j)
323 317
1 Month USD LIBOR + 2.50%
3.30%, 01/02/2026
(j)
387 374
3 Month USD LIBOR + 2.50%
iHeartCommunications Inc
4.06%, 05/01/2026
(j)
2,819 2,698
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
4.62%, 10/15/2028
(j)
395 388
1 Month USD LIBOR + 3.75%
McGraw-Hill Education Inc
5.55%, 07/21/2028
(j)
1,775 1,683
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
3.30%, 09/18/2026
(j)
966 947
1 Month USD LIBOR + 2.75%
3.31%, 01/17/2024
(j)
689 681
3 Month USD LIBOR + 2.25%
Nielsen Finance LLC
2.88%, 10/04/2023
(j)
575 572
3 Month USD LIBOR + 2.00%
Radiate Holdco LLC
4.31%, 09/25/2026
(j)
683 661
1 Month USD LIBOR + 3.25%
Univision Communications Inc
3.81%, 03/15/2024
(j)
303 299
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
3.37%, 01/31/2028
(j)
561 546
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
3.87%, 12/08/2028
(j)
463 449
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ziggo Financing Partnership
3.37%, 04/17/2028
(j)
1,436 1,394
1 Month USD LIBOR + 2.50%
$ 23,704
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
4.80%, 09/22/2028
(j)
488 463
1 Month USD LIBOR + 4.00%
Miscellaneous Manufacturers - 0.06%
Gates Global LLC
3.56%, 03/31/2027
(j)
2,918 2,790
1 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Office & Business Equipment - 0.01%
Pitney Bowes Inc
5.06%, 03/17/2028
(j)
$ 328 $ 312
1 Month USD LIBOR + 4.00%
Oil & Gas - 0.12%
CITGO Petroleum Corp
7.25%, 03/28/2024
(j)
457 449
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
3.83%, 03/30/2025
(j)
436 419
3 Month USD LIBOR + 2.25%
6.52%, 03/30/2025
(j)
894 886
1 Month USD LIBOR + 5.50%
Gulf Finance LLC
7.75%, 08/25/2026
(j)
2,352 1,701
1 Month USD LIBOR + 6.75%
Quarternorth Energy Holding Inc
9.00%, 08/27/2026
(j)
2,494 2,495
1 Month USD LIBOR + 8.00%
$ 5,950
Oil & Gas Services - 0.02%
PGS ASA
8.51%, 03/19/2024
(j)
1,322 1,215
1 Month USD LIBOR + 7.00%
Packaging & Containers - 0.07%
Berry Global Inc
2.59%, 07/01/2026
(j)
833 815
1 Month USD LIBOR + 1.75%
Clydesdale Acquisition Holdings Inc
5.38%, 03/30/2029
(j)
355 337
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Kloeckner Pentaplast of America Inc
5.55%, 02/12/2026
(j)
507 449
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
4.56%, 09/17/2028
(j)
622 592
1 Month USD LIBOR + 3.50%
Plaze Inc
4.76%, 08/03/2026
(j)
613 589
1 Month USD LIBOR + 3.75%
TricorBraun Holdings Inc
4.01%, 03/03/2028
(j)
493 465
1 Month USD LIBOR + 3.25%
$ 3,247
Pharmaceuticals - 0.36%
Amneal Pharmaceuticals LLC
4.56%, 05/04/2025
(j)
672 631
3 Month USD LIBOR + 3.50%
Bausch Health Cos Inc
5.96%, 01/27/2027
(j)
913 833
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Change Healthcare Holdings LLC
3.56%, 03/01/2024
(j)
2,157 2,118
1 Month USD LIBOR + 2.50%
Embecta Corp
3.65%, 01/26/2029
(j)
310 302
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Endo Luxembourg Finance Co I Sarl
6.06%, 03/27/2028
(j)
1,027 797
1 Month USD LIBOR + 5.00%
Gainwell Acquisition Corp
5.01%, 10/01/2027
(j)
1,842 1,795
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
3.06%, 11/15/2027
(j)
1,147 1,100
3 Month USD LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl
4.56%, 05/05/2028
(j)
$ 3,349 $ 3,269
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
6.25%, 09/24/2024
(j)
2,453 2,116
3 Month USD LIBOR + 2.75%
6.62%, 02/24/2025
(j)
1,233 1,058
3 Month USD LIBOR + 3.00%
Organon & Co
3.56%, 06/02/2028
(j)
3,107 3,026
1 Month USD LIBOR + 3.00%
PRA Health Sciences Inc
3.31%, 06/16/2028
(j)
375 369
1 Month USD LIBOR + 2.50%
Prestige Brands Inc
3.06%, 06/09/2028
(j)
558 554
1 Month USD LIBOR + 2.00%
$ 17,968
Pipelines - 0.08%
BCP Renaissance Parent LLC
4.50%, 10/31/2026
(j)
411 399
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
3.05%, 11/01/2026
(j)
580 562
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
0.00%, 11/17/2026
(j),(l)
1,000 975
4.56%, 11/17/2028
(j)
742 718
1 Month USD LIBOR + 3.50%
TransMontaigne Operating Co LP
4.00%, 11/03/2028
(j)
583 564
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
5.94%, 09/21/2024
(j)
835 820
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 4,038
REITs - 0.02%
Blackstone Mortgage Trust Inc
3.31%, 04/23/2026
(j)
965 927
1 Month USD LIBOR + 2.25%
Retail - 0.24%
1011778 BC ULC
2.81%, 11/14/2026
(j)
1,325 1,273
1 Month USD LIBOR + 1.75%
Academy Ltd
4.55%, 11/05/2027
(j)
493 476
1 Month USD LIBOR + 3.75%
Belk Inc
5.00%, 07/31/2025
(j)
1,088 532
9.01%, 07/31/2025
(j)
232 214
3 Month USD LIBOR + 7.50%
EG America LLC
5.00%, 02/07/2025
(j)
10 10
3 Month USD LIBOR + 4.00%
IRB Holding Corp
3.92%, 12/15/2027
(j)
1,238 1,183
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
5.96%, 06/30/2028
(j)
657 529
1 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
4.00%, 11/02/2027
(j)
491 472
1 Month USD LIBOR + 3.25%
PetSmart LLC
4.50%, 02/11/2028
(j)
4,868 4,563
1 Month USD LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Reverb Buyer Inc
3.78%, 10/06/2028
(j)
$ 420 $ 401
1 Month USD LIBOR + 3.50%
RH
3.56%, 10/15/2028
(j)
994 909
1 Month USD LIBOR + 2.50%
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(j)
60 59
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(j)
1,021 738
1 Month USD LIBOR + 7.50%
Staples Inc
6.29%, 04/09/2026
(j)
462 420
3 Month USD LIBOR + 5.00%
$ 11,779
Semiconductors - 0.07%
Bright Bidco BV
4.77%, 06/30/2024
(j)
4,746 2,103
3 Month USD LIBOR + 3.50%
Entegris Inc
0.00%, 03/02/2029
(j),(l)
625 616
MACOM Technology Solutions Holdings Inc
3.31%, 05/17/2024
(j)
68 67
3 Month USD LIBOR + 2.25%
Ultra Clean Holdings Inc
4.51%, 08/27/2025
(j)
772 759
1 Month USD LIBOR + 3.75%
$ 3,545
Software - 0.86%
Apttus Corp
5.62%, 04/28/2028
(j)
1,638 1,567
1 Month USD LIBOR + 4.25%
AthenaHealth Group Inc
4.36%, 01/26/2029
(j)
855 815
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Boxer Parent Co Inc
4.81%, 10/02/2025
(j)
282 270
1 Month USD LIBOR + 3.75%
Camelot Finance SA
4.06%, 10/30/2026
(j)
693 666
1 Month USD LIBOR + 3.00%
CCC Intelligent Solutions Inc
3.26%, 09/15/2028
(j)
434 419
3 Month USD LIBOR + 2.50%
Ceridian HCM Holding Inc
3.56%, 04/04/2025
(j)
754 731
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
5.72%, 04/21/2029
(j)
1,500 1,406
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
4.27%, 02/06/2026
(j)
1,274 1,233
1 Month USD LIBOR + 3.25%
Dynatrace LLC
3.31%, 08/08/2025
(j)
113 111
1 Month USD LIBOR + 2.25%
Epicor Software Corp
4.31%, 07/30/2027
(j)
3,066 2,976
1 Month USD LIBOR + 3.25%
Finastra USA Inc
4.75%, 06/13/2024
(j)
2,788 2,622
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
5.06%, 12/01/2027
(j)
2,923 2,835
1 Month USD LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Greenway Health LLC
5.25%, 02/16/2024
(j)
$ 311 $ 283
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
4.51%, 03/31/2028
(j)
1,246 1,208
1 Month USD LIBOR + 3.75%
Informatica LLC
3.56%, 10/13/2028
(j)
2,100 2,034
1 Month USD LIBOR + 2.75%
MA FinanceCo LLC
5.01%, 01/14/2027
(j)
1,936 1,825
3 Month Euro Interbank Offered Rate +
4.00%
5.25%, 06/05/2025
(j)
250 236
1 Month USD LIBOR + 4.25%
Physician Partners LLC
5.13%, 12/23/2028
(j)
750 714
1 Month USD LIBOR + 4.00%
Playtika Holding Corp
3.81%, 03/11/2028
(j)
381 365
1 Month USD LIBOR + 2.75%
Polaris Newco LLC
5.06%, 06/02/2028
(j)
1,491 1,420
1 Month USD LIBOR + 4.00%
Project Ruby Ultimate Parent Corp
4.31%, 03/03/2028
(j)
248 236
1 Month USD LIBOR + 3.25%
Rackspace Technology Global Inc
3.50%, 02/03/2028
(j)
6,227 5,923
1 Month USD LIBOR + 2.75%
RealPage Inc
4.01%, 04/24/2028
(j)
1,169 1,119
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
9.00%, 12/08/2026
(j)
1,387 977
3 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
3.81%, 06/21/2024
(j)
3,104 2,949
3 Month USD LIBOR + 2.50%
Sophia LP
4.26%, 10/07/2027
(j)
1,033 993
1 Month USD LIBOR + 3.50%
SS&C Technologies Inc
2.81%, 04/16/2025
(j)
230 223
1 Month USD LIBOR + 1.75%
2.81%, 04/16/2025
(j)
187 181
1 Month USD LIBOR + 1.75%
2.81%, 04/16/2025
(j)
511 496
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
4.80%, 06/30/2026
(j)
315 309
1 Month USD LIBOR + 3.75%
UKG Inc
4.21%, 05/04/2026
(j)
2,899 2,789
1 Month USD LIBOR + 3.25%
4.76%, 05/04/2026
(j)
959 931
3 Month USD LIBOR + 3.75%
Zelis Payments Buyer Inc
4.30%, 09/30/2026
(j)
1,814 1,767
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
4.06%, 02/01/2026
(j)
542 531
1 Month USD LIBOR + 3.00%
$ 43,160

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.51%
Altice France SA/France
4.73%, 01/31/2026
(j)
$ 307 $ 287
3 Month USD LIBOR + 3.69%
5.41%, 08/14/2026
(j)
2,882 2,711
3 Month USD LIBOR + 4.00%
Avaya Inc
4.87%, 12/15/2027
(j)
545 403
1 Month USD LIBOR + 4.00%
5.12%, 12/15/2027
(j)
2,171 1,608
1 Month USD LIBOR + 4.25%
Cincinnati Bell Inc
3.90%, 11/17/2028
(j)
1,045 1,013
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
4.31%, 04/06/2026
(j)
474 449
3 Month USD LIBOR + 3.25%
Dawn Acquisitions LLC
4.75%, 12/31/2025
(j)
757 635
3 Month USD LIBOR + 3.75%
Delta Topco Inc
4.50%, 12/01/2027
(j)
1,484 1,392
1 Month USD LIBOR + 3.75%
Frontier Communications Holdings LLC
4.81%, 05/01/2028
(j)
3,385 3,225
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
4.99%, 04/28/2028
(j)
991 955
1 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
4.92%, 01/26/2029
(j)
2,412 2,267
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Intrado Corp
4.56%, 10/10/2024
(j)
254 225
3 Month USD LIBOR + 3.50%
5.06%, 10/10/2024
(j)
2,854 2,550
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
3.56%, 11/06/2026
(j)
1,560 1,514
1 Month USD LIBOR + 2.50%
Maxar Technologies Ltd
3.71%, 10/05/2024
(j)
3,501 3,394
1 Month USD LIBOR + 2.75%
Metronet Systems Holdings LLC
4.66%, 06/02/2028
(j)
991 952
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MLN US Holdco LLC
5.30%, 11/30/2025
(j)
1,346 1,108
3 Month USD LIBOR + 4.50%
Plantronics Inc
3.26%, 07/02/2025
(j)
562 551
3 Month USD LIBOR + 2.50%
$ 25,239
Transportation - 0.01%
Genesee & Wyoming Inc
3.01%, 12/30/2026
(j)
304 297
1 Month USD LIBOR + 2.00%
XPO Logistics Inc
2.55%, 02/24/2025
(j)
394 386
1 Month USD LIBOR + 1.75%
$ 683
TOTAL SENIOR FLOATING RATE INTERESTS $ 331,693
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 28.42%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.26%
3.00%, 06/01/2052
(m)
$ 6,445 $ 6,137
3.50%, 06/01/2052
(m)
6,805 6,667
$ 12,804
U.S. Cash Management Bill - 3.92%
0.97%, 08/16/2022
(a),(n)
76,470 76,303
1.15%, 09/13/2022
(a),(n)
120,000 119,597
$ 195,900
U.S. Treasury - 0.18%
1.75%, 08/15/2041 10,400 8,085
2.38%, 02/15/2042 1,260 1,091
$ 9,176
U.S. Treasury Bill - 12.27%
0.46%, 06/07/2022
(a),(n)
35,910 35,907
0.57%, 06/23/2022
(a),(n)
1,765 1,764
0.57%, 06/28/2022
(a),(n)
163,005 162,917
0.69%, 07/05/2022
(a),(n)
13,025 13,017
0.73%, 07/07/2022
(a),(n)
14,990 14,979
0.90%, 07/19/2022
(a),(n),(o)
51,945 51,887
1.02%, 08/11/2022
(a),(n)
18,540 18,502
1.02%, 09/08/2022
(a),(n),(o),(p)
90,000 89,721
1.04%, 09/01/2022
(a),(n)
180,000 179,484
1.25%, 10/13/2022
(a),(n),(o)
45,000 44,782
$ 612,960
U.S. Treasury Inflation-Indexed Obligations - 11.79%
0.13%, 07/15/2024 17,927 18,510
0.13%, 10/15/2024 23,404 24,075
0.13%, 04/15/2025 13,624 13,931
0.13%, 10/15/2025 12,575 12,876
0.13%, 04/15/2026 1,392 1,416
0.13%, 07/15/2026 11,601 11,834
0.13%, 10/15/2026 20,164 20,541
0.13%, 04/15/2027 3,391 3,437
0.13%, 01/15/2030 19,332 19,243
0.13%, 07/15/2030 20,571 20,518
0.13%, 01/15/2031 20,007 19,895
0.13%, 07/15/2031 22,205 22,120
0.13%, 01/15/2032 21,225 21,084
0.13%, 02/15/2051 7,846 6,627
0.13%, 02/15/2052 3,594 3,054
0.25%, 01/15/2025 17,634 18,141
0.25%, 07/15/2029 23,474 23,731
0.25%, 02/15/2050 7,509 6,488
0.38%, 07/15/2023 27,638 28,538
0.38%, 07/15/2025 20,348 21,060
0.38%, 01/15/2027 11,491 11,783
0.38%, 07/15/2027 18,893 19,402
0.50%, 04/15/2024 14,489 14,996
0.50%, 01/15/2028 18,691 19,196
0.63%, 01/15/2024 20,553 21,293
0.63%, 01/15/2026 15,681 16,280
0.63%, 02/15/2043 7,490 7,161
0.75%, 07/15/2028 16,766 17,531
0.75%, 02/15/2042 9,920 9,789
0.75%, 02/15/2045 12,108 11,739
0.88%, 01/15/2029 11,774 12,368
0.88%, 02/15/2047 7,557 7,592
1.00%, 02/15/2046 6,080 6,230
1.00%, 02/15/2048 5,550 5,773
1.00%, 02/15/2049 5,244 5,488
1.38%, 02/15/2044 10,732 11,819
1.75%, 01/15/2028 6,655 7,304
2.00%, 01/15/2026 8,757 9,534
2.13%, 02/15/2040 4,631 5,771
2.13%, 02/15/2041 6,362 7,927
2.38%, 01/15/2025 12,245 13,297
2.38%, 01/15/2027 8,214 9,198

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.50%, 01/15/2029 $ 4,716 $ 5,455
3.38%, 04/15/2032 3,638 4,746
3.63%, 04/15/2028 8,225 9,942
3.88%, 04/15/2029 332 416
$ 589,149
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,419,989
TOTAL PURCHASED OPTIONS - 0.01% $ 711
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ —
Total Investments $ 5,062,935
Other Assets and Liabilities -  (1.34)% (66,688)
TOTAL NET ASSETS - 100.00% $ 4,996,247
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22,329 or 0.45% of net assets.
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,342 or 0.47% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $97,685 or 1.96% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) This Senior Floating Rate Note will settle after May 31, 2022, at which time the interest rate will be determined.
(m) Security was purchased in a "to-be-announced" ("TBA") transaction.
(n) Rate shown is the discount rate of the original purchase.
(o) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $63,860 or 1.28% of net assets.
(p) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $42,867 or 0.86% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 28.33%
Utilities 14.15%
Financial 13.67%
Energy 12.86%
Industrial 8.55%
Consumer, Non-cyclical 6.85%
Basic Materials 6.56%
Money Market Funds 4.96%
Consumer, Cyclical 2.13%
Technology 1.46%
Communications 1.34%
Mortgage Securities 0.26%
Investment Companies 0.21%
Purchased Options 0.01%
Purchased Interest Rate Swaptions 0.00%
Other Assets and Liabilities
(1.34)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 129,281 $ 2,671,294 $ 2,644,311 $ 156,264
$ 129,281 $ 2,671,294 $ 2,644,311 $ 156,264
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 56 $ — $ — $ —
$ 56 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 3 0.00%
Millennium Health LLC 03/15/2016 — 1 0.00%
Quarternorth Energy Holding Inc 08/27/2021 4,842 6,155 0.12%
Quarternorth Energy Holding Inc - Warrants 08/27/2021 — 3,503 0.07%
Total $ 9,662 0.19%
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - LME Copper Future;
September 2022
(a)
N/A 29 $ 1 $ 11,300.00 09/08/2022 $ 247 $ 60 $ (187)
Call - LME PRI Alum Future;
September 2022
(a)
N/A 47 1 $ 3,500.00 09/08/2022 155 34 (121)
Put - Brent Crude Future; August
2022
(a)
N/A 68 68 $ 103.00 06/28/2022 427 109 (318)
Put - Natural Gas Future;
September 2022
(a)
N/A 55 550 $ 5.00 08/29/2022 157 48 (109)
Put - Bloomberg Commodity
Index
(a)
Citigroup Inc 114,647 115 $ 113.00 06/16/2022 104 1 (103)
Put - Bloomberg Commodity
Index
(a)
Citigroup Inc 112,489 112 $ 128.00 09/01/2022 627 459 (168)
Total $ 1,717 $ 711 $ (1,006)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - LME Copper Future;
September 2022
(a)
N/A 29 $ 1 $ 13,500.00 09/08/2022 $ (43) $ (5) $ 38
Call - Natural Gas Future; July
2022
(a)
N/A 24 240 $ 9.00 06/28/2022 (109) (99) 10
Put - Brent Crude Future; August
2022
(a)
N/A 68 68 $ 91.00 06/28/2022 (153) (27) 126
Put - LME PRI Alum Future;
September 2022
(a)
N/A 47 1 $ 2,800.00 09/08/2022 (153) (212) (59)
Put - Natural Gas Future;
September 2022
(a)
N/A 55 550 $ 4.00 08/29/2022 (44) (13) 31
Put - Bloomberg Commodity
Index
(a)
Citigroup Inc 112,489 112 $ 118.00 09/01/2022 (224) (156) 68
Total $ (726) $ (512) $ 214
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Tokyo Overnight
Average Rate
Receive JPY 758,545 1.04% 06/30/2022 $ — $ — $ —
Total $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; August 2022
(a)
Long 384 $ 44,390 $ 3,646
Brent Crude; August 2022
(a)
Long 334 38,610 1,263
Brent Crude; December 2025
(a)
Short 149 11,540 (27)
California Carbon Allowance; December 2022
(a)
Long 36 1,171 174
CBL Nature-Based Global Emissions Offset; December 2022
(a)
Long 48 528 16
Cocoa; July 2022
(a)
Long 33 824 (50)
Cocoa; September 2022
(a)
Short 566 14,235 (186)
Coffee 'C'; July 2022
(a)
Long 7 607 17
Coffee 'C'; September 2022
(a)
Short 25 2,170 (137)
Copper; July 2022
(a)
Long 67 7,196 249
Corn; December 2022
(a)
Long 82 2,917 (16)
Corn; July 2022
(a)
Long 742 27,955 700
Corn; July 2022
(a)
Long 79 2,976 (60)
Cotton No.2; December 2022
(a)
Short 101 6,184 205
Cotton No.2; July 2022
(a)
Long 67 4,656 392
Euro Bond 10 Year Bond; June 2022 Short 44 7,160 80
Euro-Bobl 5 Year; June 2022 Short 60 8,148 274
Euro-Oat; June 2022 Short 20 3,094 58
Feeder Cattle; August 2022
(a)
Long 13 1,073 (57)
Frozen Concentrated Orange Juice-A; September 2022
(a)
Short 15 387 (19)
Gasoline RBOB; July 2022
(a)
Long 81 13,323 1,195
Gasoline RBOB; September 2022
(a)
Short 27 4,050 (242)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Gold 100 oz; August 2022
(a)
Long 350 $ 64,694 $ (375)
Gold 100 oz; August 2022
(a)
Long 68 12,569 (77)
ICE Endex Dutch TTF Natural Gas; July 2022
(a)
Long 30 2,253 (339)
Japan 10 Year Bond TSE; June 2022 Short 8 9,300 (27)
KC HRW Wheat; July 2022
(a)
Long 18 1,049 (81)
KC HRW Wheat; July 2022
(a)
Long 121 7,051 184
Lean Hogs; July 2022
(a)
Long 26 1,123 55
Lean Hogs; June 2022
(a)
Long 3 130 10
Live Cattle; August 2022
(a)
Long 24 1,252 (40)
Live Cattle; August 2022
(a)
Short 75 3,911 64
Live Cattle; June 2022
(a)
Short 109 5,691 60
LME Copper; June 2022
(a)
Short — — (3,969)
LME Copper; September 2022
(a)
Long 161 38,032 797
LME Lead; June 2022
(a)
Short — — (234)
LME Lead; September 2022
(a)
Long 44 2,407 98
LME Nickel; June 2022
(a)
Short — — (1,247)
LME Nickel; June 2022
(a)
Long 61 10,375 288
LME Nickel; September 2022
(a)
Long 55 9,380 390
LME PRI Alum; December 2022
(a)
Long 66 4,622 (1,161)
LME PRI Alum; June 2022
(a)
Short — — (8,567)
LME PRI Alum; June 2022
(a)
Long 26 1,796 6
LME PRI Alum; September 2022
(a)
Long 455 31,748 (133)
LME Zinc; June 2022
(a)
Long 135 13,260 1,169
LME Zinc; June 2022
(a)
Short — — (445)
LME Zinc; September 2022
(a)
Long 91 8,907 755
Low Sulphur Gasoline; July 2022
(a)
Long 79 9,472 1,118
Low Sulphur Gasoline; July 2022
(a)
Long 31 3,717 (57)
Low Sulphur Gasoline; June 2022
(a)
Long 119 14,807 1,522
Low Sulphur Gasoline; September 2022
(a)
Long 23 2,604 363
Natural Gas; July 2022
(a)
Long 115 9,367 408
Natural Gas; July 2022
(a)
Long 246 20,037 (595)
NY Harb ULSD; July 2022
(a)
Long 59 9,751 540
NY Harb ULSD; September 2022
(a)
Short 23 3,650 (204)
Palladium; September 2022
(a)
Long 2 401 (14)
Platinum; July 2022
(a)
Long 70 3,389 58
Platinum; July 2022
(a)
Long 118 5,713 (362)
Silver; July 2022
(a)
Long 147 15,941 393
Silver; July 2022
(a)
Long 54 5,856 (1,017)
Soybean Meal; July 2022
(a)
Long 7 290 10
Soybean Meal; July 2022
(a)
Long 231 9,582 (27)
Soybean Oil; July 2022
(a)
Long 225 10,519 (499)
Soybean Oil; July 2022
(a)
Long 8 374 (22)
Soybean; July 2022
(a)
Long 154 12,961 239
Soybean; July 2022
(a)
Short 54 4,545 124
Soybean; November 2022
(a)
Short 50 3,774 (28)
Sugar #11; July 2022
(a)
Long 268 5,823 38
Sugar #11; October 2022
(a)
Short 261 5,721 (120)
US 10 Year Note; September 2022 Short 89 10,631 65
US 10 Year Ultra Note; September 2022 Short 10 1,285 9
US 2 Year Note; September 2022 Short 74 15,621 21
US 5 Year Note; September 2022 Long 263 29,707 (97)
US Ultra Bond; September 2022 Short 28 4,361 6
Wheat; December 2022
(a)
Short 57 3,155 (208)
Wheat; July 2022
(a)
Long 8 435 (27)
Wheat; July 2022
(a)
Long 300 16,313 114
WTI Crude; August 2022
(a)
Long 92 10,296 771
WTI Crude; December 2022
(a)
Long 77 7,809 508
WTI Crude; July 2022
(a)
Short 618 70,866 (3,809)
WTI Crude; July 2022
(a)
Long 270 30,961 3,378
Total $ (2,745)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 06/03/2022 $ 117 EUR 111 $ — $ (2)
Bank of America NA 06/03/2022 EUR 368 $ 389 6 —
Bank of America NA 06/03/2022 NZD 78 $ 51 — —
BNP Paribas 06/03/2022 $ 209 EUR 198 — (4)
Deutsche Bank AG 06/06/2022 $ 34 GBP 27 — —
Deutsche Bank AG 06/15/2022 EUR 1,135 $ 1,248 — (28)
HSBC Securities Inc 06/03/2022 $ 6,150 EUR 5,846 — (127)
JPMorgan Chase 06/03/2022 $ 468 EUR 439 — (3)
JPMorgan Chase 06/15/2022 $ 1,210 EUR 1,135 — (9)
Standard Chartered Bank, Hong Kong 07/05/2022 $ 92 GBP 73 — —
Standard Chartered Bank, Hong Kong 07/05/2022 $ 112 EUR 104 — —
Toronto Dominion Bank 06/03/2022 EUR 5,558 $ 5,950 17 —
Toronto Dominion Bank 07/05/2022 $ 5,960 EUR 5,558 — (17)
UBS AG 06/03/2022 NZD 4,906 $ 3,184 13 —
UBS AG 06/03/2022 $ 3,233 NZD 4,991 — (19)
UBS AG 07/05/2022 $ 3,182 NZD 4,906 — (12)
Westpac Banking Corporation 06/03/2022 $ 33 AUD 47 — (1)
Total $ 36 $ (222)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered
Rate
Pay 0.64% Semiannual Annual N/A 02/15/2031 EUR 3,310 $ (329) $ 5 $ (324)
6 Month Euro Interbank Offered
Rate
Pay 0.69% Semiannual Annual N/A 02/15/2031 1,650 (157) 2 (155)
6 Month Euro Interbank Offered
Rate
Pay (0.08)% Semiannual Annual N/A 08/15/2026 6,605 (451) 15 (436)
6 Month Euro Interbank Offered
Rate
Pay 0.64% Semiannual Annual N/A 10/09/2026 2,960 (106) 1 (105)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.61% Annual Annual N/A 10/25/2051 $ 2,810 155 — 155
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.63% Annual Annual N/A 11/22/2051 135 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.57% Annual Annual N/A 10/22/2051 648 43 — 43
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.62% Annual Annual N/A 10/25/2051 647 32 — 32
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.68% Annual Annual N/A 11/17/2051 450 (15) — (15)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.45% Annual Annual N/A 12/20/2051 465 45 — 45
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.62% Annual Annual N/A 10/26/2051 647 33 — 33
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.57% Annual Annual N/A 05/31/2052 1,035 (31) — (31)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.63% Annual Annual N/A 10/28/2051 650 32 — 32
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.02% Annual Annual N/A 11/02/2026 4,700 236 — 236
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.07% Annual Annual N/A 11/02/2026 2,765 132 — 132
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.10% Annual Annual N/A 11/02/2026 2,480 115 — 115
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.63% Annual Annual N/A 11/15/2051 440 (21) — (21)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 04/19/2031 1,190 136 — 136
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.42% Annual Annual N/A 01/31/2052 470 (45) — (45)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.96% Annual Annual N/A 02/18/2027 4,345 (153) — (153)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 $ 3,205 $ 690 $ — $ 690
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.61% Annual Annual N/A 11/24/2051 460 (24) — (24)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.69% Annual Annual N/A 03/14/2052 435 (4) — (4)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.20% Annual Annual N/A 11/26/2026 2,460 99 — 99
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.65% Annual Annual N/A 05/04/2027 3,980 (45) — (45)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.37% Annual Annual N/A 05/11/2027 2,500 2 — 2
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.26% Annual Annual N/A 05/12/2027 2,515 15 — 15
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.05% Annual Annual N/A 12/02/2026 1,870 88 — 88
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.70% Annual Annual N/A 05/16/2052 1,200 6 — 6
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.83% Annual Annual N/A 12/20/2026 5,850 311 — 311
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.05% Annual Annual N/A 11/04/2026 2,960 144 — 144
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.54% Annual Annual N/A 11/03/2051 375 28 — 28
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.19% Annual Annual N/A 11/15/2051 EUR 305 44 (2) 42
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 11/15/2051 310 53 (3) 50
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.10% Annual Annual N/A 12/15/2051 80 (14) — (14)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.18% Annual Annual N/A 11/15/2051 295 43 (1) 42
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 11/15/2051 165 (23) 1 (22)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.32% Annual Annual N/A 10/15/2051 393 (35) — (35)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.28% Annual Annual N/A 10/15/2051 405 (44) 1 (43)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 10/15/2051 1,875 (259) 10 (249)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.22% Annual Annual N/A 10/15/2051 403 (53) 2 (51)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 10/15/2051 403 (68) 4 (64)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.09% Annual Annual N/A 01/15/2052 310 53 (3) 50
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.42% Annual Annual N/A 03/15/2052 305 10 (1) 9
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.48% Annual Annual N/A 05/15/2052 630 (11) 1 (10)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.50% Annual Annual N/A 05/15/2052 185 5 — 5

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.41% Annual Annual N/A 05/15/2052 EUR 765 $ 9 $ — $ 9
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.17% Annual Annual N/A 11/15/2051 110 17 (1) 16
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 12/15/2051 310 (52) 3 (49)
United Kingdom Retail Prices
Index
Receive 4.59% Annual Annual N/A 03/15/2032 GBP 985 (1) — (1)
United Kingdom Retail Prices
Index
Receive 4.57% Annual Annual N/A 03/15/2032 990 3 — 3
United Kingdom Retail Prices
Index
Pay 4.25% Annual Annual N/A 01/15/2032 1,695 (126) 8 (118)
United Kingdom Retail Prices
Index
Receive 3.42% Annual Annual N/A 10/15/2034 3,555 811 (66) 745
United Kingdom Retail Prices
Index
Pay 4.27% Annual Annual N/A 12/15/2031 470 (37) 2 (35)
United Kingdom Retail Prices
Index
Pay 3.36% Annual Annual N/A 10/15/2039 3,555 (906) 90 (816)
United Kingdom Retail Prices
Index
Receive 3.16% Annual Annual N/A 10/15/2049 2,725 896 (144) 752
United Kingdom Retail Prices
Index
Pay 3.27% Annual Annual N/A 10/15/2044 2,725 (796) 104 (692)
United Kingdom Retail Prices
Index
Receive 3.13% Annual Annual N/A 01/15/2050 1,300 447 (57) 390
United Kingdom Retail Prices
Index
Pay 3.24% Annual Annual N/A 01/15/2045 1,300 (410) 48 (362)
United Kingdom Retail Prices
Index
Pay 3.34% Annual Annual N/A 01/15/2040 1,700 (470) 49 (421)
United Kingdom Retail Prices
Index
Receive 3.39% Annual Annual N/A 01/15/2035 1,700 425 (38) 387
United Kingdom Retail Prices
Index
Pay 3.31% Annual Annual N/A 01/15/2040 1,700 (487) 49 (438)
United Kingdom Retail Prices
Index
Receive 3.36% Annual Annual N/A 01/15/2035 1,700 437 (38) 399
United Kingdom Retail Prices
Index
Pay 3.22% Annual Annual N/A 01/15/2045 1,300 (421) 49 (372)
United Kingdom Retail Prices
Index
Receive 3.11% Annual Annual N/A 01/15/2050 1,300 462 (57) 405
United Kingdom Retail Prices
Index
Pay 3.57% Annual Annual N/A 10/15/2030 2,890 (705) 64 (641)
United Kingdom Retail Prices
Index
Pay 3.33% Annual Annual N/A 11/15/2040 690 (219) 26 (193)
United Kingdom Retail Prices
Index
Pay 3.56% Annual Annual N/A 03/15/2041 480 (113) 13 (100)
United Kingdom Retail Prices
Index
Pay 3.75% Annual Annual N/A 04/15/2031 825 (181) 16 (165)
United Kingdom Retail Prices
Index
Pay 3.68% Annual Annual N/A 04/15/2031 370 (85) 7 (78)
United Kingdom Retail Prices
Index
Receive 3.62% Annual Annual N/A 04/15/2031 275 66 (6) 60
United Kingdom Retail Prices
Index
Receive 3.86% Annual Annual N/A 12/15/2041 375 23 (3) 20
United Kingdom Retail Prices
Index
Receive 3.77% Annual Annual N/A 12/15/2041 380 37 (7) 30
United Kingdom Retail Prices
Index
Receive 3.73% Annual Annual N/A 12/15/2041 395 42 (4) 38
United Kingdom Retail Prices
Index
Receive 4.51% Annual Annual N/A 05/15/2032 3,710 (10) 9 (1)
Total $ (689) $ 148 $ (541)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2022 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Refinitiv/
CoreCommodity CRB
3-Month Forward
Index Total Return
(a)
4,097 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 $ 4,000 $ — $ — $ (49)
Bank of America NA Refinitiv/
CoreCommodity CRB
3-Month Forward
Index Total Return
(a)
63,533 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 60,000 — 1,253 —
Bank of America NA Refinitiv/
CoreCommodity CRB
3-Month Forward
Index Total Return
(a)
80,374 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 75,000 — 2,488 —
Bank of America NA Refinitiv/
CoreCommodity CRB
3-Month Forward
Index Total Return
(a)
80,220 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 75,000 — 2,337 —
Bank of America NA Refinitiv/
CoreCommodity CRB
3-Month Forward
Index Total Return
(a)
7,819 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 7,500 — 41 —
Bank of America NA Refinitiv/
CoreCommodity CRB
3-Month Forward
Index Total Return
(a)
16,638 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 16,000 — 44 —
Citigroup Inc Refinitiv/
CoreCommodity CRB
3-Month Forward
Index Total Return
(a)
64,274 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 60,700 — 1,268 —
Citigroup Inc Refinitiv/
CoreCommodity CRB
3-Month Forward
Index Total Return
(a)
81,767 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 76,300 — 2,531 —
Citigroup Inc Refinitiv/
CoreCommodity CRB
3-Month Forward
Index Total Return
(a)
81,183 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 75,900 — 2,366 —
Total $ — $ 12,328 $ (49)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .03 % Shares Held Value (000's)
Money Market Funds - 2 .03%
Principal Government Money Market Fund -
Institutional Class 0.57%
(a),(b)
9,346,307 $ 9,346
TOTAL INVESTMENT COMPANIES $ 9,346
COMMON STOCKS - 97 .82 % Shares Held Value (000's)
Advertising - 1 .32%
Interpublic Group of Cos Inc/The 188,827 $ 6,086
Automobile Parts & Equipment - 1 .59%
Autoliv Inc 91,668 7,341
Banks - 2 .73%
Bank OZK 134,553 5,580
Cullen/Frost Bankers Inc 56,151 7,018
$ 12,598
Building Materials - 2 .02%
Lennox International Inc 44,625 9,322
Chemicals - 3 .07%
FMC Corp 115,645 14,176
Commercial Services - 3 .81%
Morningstar Inc 39,756 10,218
PROG Holdings Inc
(c)
250,838 7,322
$ 17,540
Computers - 2 .23%
Amdocs Ltd 118,345 10,283
Consumer Products - 3 .51%
Avery Dennison Corp 82,919 14,309
WD-40 Co 10,027 1,893
$ 16,202
Electric - 2 .78%
Alliant Energy Corp 200,438 12,792
Electrical Components & Equipment - 4 .98%
Energizer Holdings Inc 330,996 9,927
Littelfuse Inc 48,346 13,063
$ 22,990
Hand & Machine Tools - 6 .87%
Lincoln Electric Holdings Inc 127,747 17,350
Snap-on Inc 64,408 14,291
$ 31,641
Healthcare - Products - 7 .65%
Bio-Techne Corp 17,975 6,646
STERIS PLC 63,943 14,592
Teleflex Inc 48,796 14,041
$ 35,279
Healthcare - Services - 2 .76%
Universal Health Services Inc 102,154 12,729
Insurance - 3 .89%
Fidelity National Financial Inc 264,239 11,177
Kinsale Capital Group Inc 9,680 2,128
Markel Corp
(c)
3,388 4,640
$ 17,945
Internet - 1 .37%
Rightmove PLC 833,770 6,314
Leisure Products & Services - 5 .54%
Brunswick Corp/DE 150,113 11,293
Peloton Interactive Inc
(c)
102,429 1,430
YETI Holdings Inc
(c)
279,889 12,805
$ 25,528
Machinery - Diversified - 2 .81%
Nordson Corp 59,547 12,974
Media - 1 .35%
Cable One Inc 4,792 6,244
Oil & Gas - 7 .44%
Coterra Energy Inc 392,850 13,486
Helmerich & Payne Inc 262,538 13,219
HF Sinclair Corp 154,436 7,583
$ 34,288
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .52%
Alexandria Real Estate Equities Inc 81,384 $ 13,506
Equity LifeStyle Properties Inc 90,931 6,883
STORE Capital Corp 207,155 5,715
Terreno Realty Corp 141,129 8,568
$ 34,672
Retail - 2 .60%
Tractor Supply Co 64,065 12,003
Savings & Loans - 1 .51%
Washington Federal Inc 214,103 6,948
Semiconductors - 4 .32%
MKS Instruments Inc 45,191 5,581
Teradyne Inc 131,293 14,345
$ 19,926
Software - 8 .35%
Black Knight Inc
(c)
199,537 13,551
Fair Isaac Corp
(c)
38,621 15,817
Tyler Technologies Inc
(c)
25,726 9,154
$ 38,522
Transportation - 3 .55%
Expeditors International of Washington Inc 150,557 16,387
Water - 2 .25%
Essential Utilities Inc 224,631 10,391
TOTAL COMMON STOCKS $ 451,121
Total Investments $ 460,467
Other Assets and Liabilities -  0.15% 679
TOTAL NET ASSETS - 100.00% $ 461,146
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Industrial 20 .23%
Consumer, Non-cyclical 17 .73%
Financial 15 .65%
Technology 14 .90%
Consumer, Cyclical 9 .73%
Energy 7 .44%
Utilities 5 .03%
Communications 4 .04%
Basic Materials 3 .07%
Money Market Funds 2 .03%
Other Assets and Liabilities
0 .15%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
May 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 12,944 $ 99,190 $ 102,788 $ 9,346
$ 12,944 $ 99,190 $ 102,788 $ 9,346
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 20 .37 % Shares Held Value (000's)
Closed-End Funds - 0 .21%
Apollo Tactical Income Fund Inc 13,886 $ 180
Ares Dynamic Credit Allocation Fund Inc 6,383 86
BlackRock Debt Strategies Fund Inc 9,085 87
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 76
DoubleLine Income Solutions Fund 6,507 86
First Trust Senior Floating Rate Income Fund II 8,544 93
Franklin Universal Trust 13,711 107
Invesco Senior Income Trust 20,396 81
Nuveen Credit Strategies Income Fund 33,083 181
Saba Capital Income & Opportunities Fund 10,973 90
$ 1,067
Exchange-Traded Funds - 0 .32%
iShares JP Morgan USD Emerging Markets Bond
ETF
11,030 1,007
iShares Russell 1000 Growth ETF 1,315 313
iShares Russell 2000 ETF 253 $ 47
iShares Russell 2000 Growth ETF 800 176
iShares Russell 2000 Value ETF 461 70
$ 1,613
Money Market Funds - 19 .84%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.71%
(a),(b)
8,239,665 8,240
Principal Government Money Market Fund -
Institutional Class 0.57%
(b),(c)
90,958,944 90,959
$ 99,199
TOTAL INVESTMENT COMPANIES $ 101,879
COMMON STOCKS - 45 .55 % Shares Held Value (000's)
Advertising - 0 .09%
Interpublic Group of Cos Inc/The
(d)
6,957 224
Trade Desk Inc/The
(e),(f)
2,109 110
WPP PLC 10,391 121
$ 455
Aerospace & Defense - 0 .39%
Airbus SE 3,532 414
BAE Systems PLC 16,098 154
Boeing Co/The
(e)
349 46
General Dynamics Corp
(d)
2,473 556
L3Harris Technologies Inc 27 6
Lockheed Martin Corp
(d)
807 355
Northrop Grumman Corp 665 311
Thales SA 941 115
$ 1,957
Agriculture - 0 .33%
Altria Group Inc
(d)
3,479 188
Archer-Daniels-Midland Co
(d)
1,265 115
Japan Tobacco Inc 22,000 401
Philip Morris International Inc
(d),(f)
7,966 846
Swedish Match AB 10,492 108
$ 1,658
Airlines - 0 .06%
Delta Air Lines Inc
(e),(f)
5,235 218
Sun Country Airlines Holdings Inc
(e)
3,188 76
$ 294
Apparel - 0 .39%
Adidas AG 844 168
Carter's Inc 850 66
Crocs Inc
(e)
544 30
Dr. Martens Plc 6,735 18
Kering SA 740 407
Kontoor Brands Inc 1,977 79
NIKE Inc
(d)
3,606 429
PVH Corp
(d)
2,870 203
Ralph Lauren Corp
(d)
839 85
Steven Madden Ltd 2,404 89
Tapestry Inc
(d)
5,522 191
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel (continued)
Under Armour Inc - Class C
(d),(e)
17,295 $ 168
$ 1,933
Automobile Manufacturers - 0 .79%
Bayerische Motoren Werke AG 5,973 519
Cummins Inc
(d)
1,033 216
Daimler Truck Holding AG
(e)
3,513 110
Ferrari NV 814 159
General Motors Co
(d),(e)
10,029 388
Hino Motors Ltd 4,100 23
Honda Motor Co Ltd 28,500 710
Isuzu Motors Ltd 14,400 169
Mercedes-Benz Group AG 1,016 72
PACCAR Inc
(f)
4,561 396
REV Group Inc 6,249 77
Stellantis NV 9,425 141
Tesla Inc
(e),(f)
469 356
Toyota Motor Corp 29,100 484
Volvo AB - B Shares 6,128 107
$ 3,927
Automobile Parts & Equipment - 0 .18%
BorgWarner Inc
(d)
6,366 257
Cie Generale des Etablissements Michelin SCA 419 55
Continental AG 1,298 100
Dana Inc 4,127 68
Meritor Inc
(e)
3,515 127
NGK Insulators Ltd 8,300 123
Tenneco Inc
(e)
9,551 165
$ 895
Banks - 1 .84%
Allegiance Bancshares Inc 2,193 88
Ameris Bancorp 1,269 58
Bank of America Corp
(d)
5,247 195
Bank of Nova Scotia/The 3,780 256
Bank OZK 2,101 87
Bankinter SA 7,399 47
Barclays PLC 39,964 85
BAWAG Group AG
(e),(g)
769 39
Cadence Bank 3,157 84
Citigroup Inc
(d)
5,230 279
Citizens Financial Group Inc
(f)
3,726 154
Credit Suisse Group AG 3,973 28
DBS Group Holdings Ltd 2,000 45
Erste Group Bank AG 2,766 86
FinecoBank Banca Fineco SpA 4,921 70
First Citizens BancShares Inc/NC 112 79
First Foundation Inc 2,207 50
First Hawaiian Inc 2,725 70
First Interstate BancSystem Inc 2,818 107
First Republic Bank/CA
(d)
2,246 348
FNB Corp/PA 6,148 75
Goldman Sachs Group Inc/The
(d)
245 80
Home BancShares Inc/AR 4,122 93
HSBC Holdings PLC 33,187 222
ING Groep NV 9,725 110
JPMorgan Chase & Co
(d)
3,297 436
KeyCorp
(f)
10,101 202
Lloyds Banking Group PLC 255,445 145
M&T Bank Corp 1,879 338
Mizuho Financial Group Inc 16,000 190
Morgan Stanley 425 37
National Bank of Canada 1,800 138
Nordea Bank Abp 35,775 364
OFG Bancorp 2,550 72
Old National Bancorp/IN 4,955 79
Oversea-Chinese Banking Corp Ltd 59,600 514
PNC Financial Services Group Inc/The
(d)
1,053 185
Raiffeisen Bank International AG 7,072 94
Regions Financial Corp
(f)
14,658 324
Royal Bank of Canada 3,545 371

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Sandy Spring Bancorp Inc 2,063 $ 87
Signature Bank/New York NY
(d)
860 186
Skandinaviska Enskilda Banken AB 23,448 259
Societe Generale SA 1,541 42
Standard Chartered PLC 15,094 120
SVB Financial Group
(d),(e)
483 236
Synovus Financial Corp 1,125 48
Toronto-Dominion Bank/The 3,100 237
Truist Financial Corp
(f)
2,654 132
UBS Group AG 17,553 332
United Community Banks Inc/GA 2,311 73
United Overseas Bank Ltd 10,100 217
US Bancorp
(f)
11,554 613
Veritex Holdings Inc 2,380 82
Wells Fargo & Co
(f)
2,924 134
Zions Bancorp NA 1,035 59
$ 9,181
Beverages - 0 .48%
Coca-Cola Co/The
(d)
11,729 744
Coca-Cola Europacific Partners PLC
(f)
2,410 128
Coca-Cola HBC AG 13,990 308
Constellation Brands Inc
(d)
40 10
Diageo PLC 2,417 112
Keurig Dr Pepper Inc 4,408 153
Kirin Holdings Co Ltd 23,100 357
Molson Coors Beverage Co
(d)
1,033 58
PepsiCo Inc
(d)
2,659 446
Suntory Beverage & Food Ltd 2,300 86
$ 2,402
Biotechnology - 0 .74%
Abcam PLC
(e)
9,481 141
Amgen Inc
(f)
894 230
Biogen Inc
(d),(e)
867 173
Biohaven Pharmaceutical Holding Co Ltd
(e)
1,008 145
Celldex Therapeutics Inc
(e)
2,195 52
CSL Ltd 2,302 448
Genmab A/S
(e)
1,800 548
Gilead Sciences Inc
(d),(f)
5,047 327
Illumina Inc
(d),(e)
924 222
Incyte Corp
(d),(e),(f)
1,075 82
Intellia Therapeutics Inc
(e)
290 13
Iovance Biotherapeutics Inc
(e)
3,913 26
Kymera Therapeutics Inc
(e)
2,350 34
Regeneron Pharmaceuticals Inc
(d),(e)
364 242
REVOLUTION Medicines Inc
(e)
827 14
Rocket Pharmaceuticals Inc
(e)
430 5
Royalty Pharma PLC
(f)
1,272 52
Sage Therapeutics Inc
(e)
1,482 46
Seagen Inc
(e)
890 121
Turning Point Therapeutics Inc
(e)
530 19
Vertex Pharmaceuticals Inc
(d),(e),(f)
2,857 767
$ 3,707
Building Materials - 0 .60%
Apogee Enterprises Inc 1,639 68
Boise Cascade Co 1,827 141
Cemex SAB de CV ADR
(e)
19,313 90
Cie de Saint-Gobain 5,744 340
CRH PLC 2,469 102
CRH PLC 2,466 102
Griffon Corp 16,400 526
Johnson Controls International plc 5,979 326
Lennox International Inc 585 122
Marshalls PLC 9,837 66
Masco Corp
(d)
821 47
Owens Corning
(f)
8,807 842
PGT Innovations Inc
(e)
2,778 56
Vulcan Materials Co
(f)
501 83
Wienerberger AG 3,631 100
$ 3,011
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 1 .16%
Albemarle Corp 425 $ 111
Asahi Kasei Corp 20,700 167
Atotech Ltd
(e),(f)
15,645 318
BASF SE 7,812 431
Borregaard ASA 2,675 53
Brenntag SE 1,693 131
Cabot Corp 1,211 92
CF Industries Holdings Inc
(d)
2,693 266
Codexis Inc
(e)
7,254 77
Dow Inc
(d),(f)
6,391 435
DuPont de Nemours Inc
(d)
1,930 131
Eastman Chemical Co
(d)
1,716 189
Ecolab Inc 1,643 269
FMC Corp 721 88
Linde PLC
(f)
2,220 721
LyondellBasell Industries NV
(f)
2,381 272
Minerals Technologies Inc 1,226 81
Mitsubishi Chemical Holdings Corp 13,300 79
Mosaic Co/The
(d)
3,898 244
PPG Industries Inc 714 90
Rogers Corp
(e)
513 136
Schweitzer-Mauduit International Inc 3,087 84
Sherwin-Williams Co/The 577 155
Shin-Etsu Chemical Co Ltd 2,000 283
Sumitomo Chemical Co Ltd 43,400 179
Symrise AG 594 66
Tosoh Corp 10,000 145
Umicore SA 1,503 67
Valvoline Inc 10,445 350
Victrex PLC 5,039 111
$ 5,821
Commercial Services - 1 .68%
Adtalem Global Education Inc
(e)
2,122 69
Affirm Holdings Inc
(e),(f)
1,100 31
ALD SA
(g)
5,096 71
AMERCO
(f)
412 201
AMN Healthcare Services Inc
(e)
1,070 104
Automatic Data Processing Inc
(d)
2,602 580
Block Inc
(e),(f)
1,473 129
BrightView Holdings Inc
(e)
6,101 79
Bureau Veritas SA 12,858 372
Cintas Corp 507 202
Clarivate PLC
(e),(f)
758 11
CoreCivic Inc
(e)
5,205 67
CoStar Group Inc
(e)
1,378 84
Deluxe Corp 2,369 57
Elis SA 5,267 84
Escrow Altegrity Inc NPV
(e)
262,273 1,508
FleetCor Technologies Inc
(d),(e),(f)
2,136 532
H&R Block Inc 2,707 95
Hertz Global Holdings Inc
(e)
175 3
Huron Consulting Group Inc
(e)
1,587 95
Hypoport SE
(e)
82 22
I3 Verticals Inc
(e)
3,606 84
Insperity Inc 1,010 101
LiveRamp Holdings Inc
(e)
1,067 27
Loomis AB 4,493 114
Marathon Digital Holdings Inc
(e)
2,442 25
Medifast Inc 331 55
MoneyGram International Inc
(e)
22,274 224
Monro Inc 3,726 177
Moody's Corp
(d)
338 102
Nielsen Holdings PLC 26,452 677
Nihon M&A Center Holdings Inc 40,500 465
PayPal Holdings Inc
(d),(e)
3,769 321
PROG Holdings Inc
(e)
2,774 81
QinetiQ Group PLC 24,605 113
R1 RCM Inc
(e)
4,054 87
Randstad NV 2,142 120

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Robert Half International Inc
(d),(f)
3,122 $ 282
S&P Global Inc
(d)
673 235
Secom Co Ltd 3,700 244
Securitas AB 7,674 82
Sohgo Security Services Co Ltd 5,700 157
TriNet Group Inc
(e)
1,192 94
Verisk Analytics Inc
(d)
684 120
$ 8,383
Computers - 1 .56%
Accenture PLC - Class A
(f)
3,570 1,065
Apple Inc
(d),(f)
27,475 4,090
Cognizant Technology Solutions Corp
(d),(f)
6,537 488
Crowdstrike Holdings Inc
(e),(f)
1,818 291
DXC Technology Co
(d),(e)
1,812 64
EPAM Systems Inc
(d),(e)
41 14
Genpact Ltd 1,685 75
HP Inc
(d)
8,707 338
International Business Machines Corp
(d)
1,312 182
Itochu Techno-Solutions Corp 2,500 62
Leidos Holdings Inc 1,154 121
Lumentum Holdings Inc
(e)
645 55
NEC Corp 2,500 100
Otsuka Corp 2,600 82
Rapid7 Inc
(e)
1,224 87
Science Applications International Corp 914 79
Seagate Technology Holdings PLC
(f)
1,014 86
Softcat PLC 2,212 40
Stratasys Ltd
(e)
3,892 78
Teleperformance 806 268
Varonis Systems Inc
(e)
1,603 53
Western Digital Corp
(d),(e)
1,728 105
$ 7,823
Consumer Products - 0 .02%
Kimberly-Clark Corp
(d)
74 10
Reckitt Benckiser Group PLC 1,291 100
$ 110
Cosmetics & Personal Care - 0 .29%
Colgate-Palmolive Co
(d)
5,653 446
Edgewell Personal Care Co 1,963 71
elf Beauty Inc
(e)
1,790 48
Estee Lauder Cos Inc/The
(d)
236 60
Kao Corp 800 32
Pola Orbis Holdings Inc 17,500 214
Procter & Gamble Co/The
(d)
3,212 475
Unilever PLC 2,510 121
$ 1,467
Distribution & Wholesale - 0 .62%
Copart Inc
(d),(e)
3,027 347
Fastenal Co 1,530 82
IMCD NV 368 55
LKQ Corp
(d)
4,977 256
MARR SpA 2,998 45
Mitsubishi Corp 7,800 269
Mitsui & Co Ltd 4,800 121
Pool Corp
(f)
713 284
RS GROUP PLC 6,978 85
Sumitomo Corp 65,200 933
Toyota Tsusho Corp 7,000 267
WESCO International Inc
(e)
848 106
WW Grainger Inc
(d),(f)
560 273
$ 3,123
Diversified Financial Services - 1 .45%
4L Technologies
(e)
24,306 1
Air Lease Corp 1,925 72
Ally Financial Inc
(f)
4,705 207
American Express Co
(d)
2,261 382
Apollo Global Management Inc 1,420 82
Banca Generali SpA 1,774 62
BlackRock Inc
(d)
856 572
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Cboe Global Markets Inc
(f)
2,808 $ 315
Charles Schwab Corp/The 6,356 445
CME Group Inc
(d)
875 174
Credit Acceptance Corp
(e)
378 225
Element Comm Aviation
(e),(h),(i)
280 198
Enova International Inc
(e)
3,026 96
Euronext NV
(g)
831 72
Federal Agricultural Mortgage Corp 1,445 152
Franklin Resources Inc
(d)
5,730 155
Futu Holdings Ltd ADR
(e),(f)
1,178 43
Greenhill & Co Inc 6,004 74
Hamilton Lane Inc 988 69
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,462 56
IGM Financial Inc 1,000 31
Intercontinental Exchange Inc
(d)
2,757 282
Invesco Ltd 17,468 338
Japan Exchange Group Inc 15,600 247
Mastercard Inc
(d)
1,712 613
Moelis & Co 1,358 64
Nasdaq Inc
(d)
2,282 354
Navient Corp 3,947 63
PRA Group Inc
(e)
4,325 160
Raymond James Financial Inc
(d)
1,672 164
Synchrony Financial
(f)
1,895 70
T Rowe Price Group Inc
(d)
4,187 532
TMX Group Ltd 1,200 131
Tradeweb Markets Inc 1,105 75
Visa Inc
(d)
2,944 625
VZ Holding AG 787 60
$ 7,261
Electric - 1 .40%
AES Corp/The
(d)
3,800 84
Algonquin Power & Utilities Corp 6,500 94
Avangrid Inc 901 43
CenterPoint Energy Inc
(d)
7,642 245
CMS Energy Corp
(f)
2,163 154
Constellation Energy Corp
(d)
4,170 259
DTE Energy Co
(d)
4,855 644
Duke Energy Corp 1,544 174
EDP - Energias de Portugal SA 31,463 158
Endesa SA 11,513 255
Enel SpA 51,600 335
Engie SA 25,544 343
Exelon Corp
(d),(f)
16,422 807
Iberdrola SA 22,931 272
Kansai Electric Power Co Inc/The 3,700 36
National Grid PLC 2,588 38
NextEra Energy Inc 596 45
Northland Power Inc 9,800 297
NRG Energy Inc
(d),(f)
24,803 1,141
Pinnacle West Capital Corp 1,012 79
Portland General Electric Co 1,672 82
PPL Corp
(d),(f)
29,282 884
Public Service Enterprise Group Inc
(d)
5,859 402
RWE AG 1,649 73
Vistra Corp
(f)
1,700 45
$ 6,989
Electrical Components & Equipment - 0 .29%
Acuity Brands Inc 506 89
AMETEK Inc
(d),(f)
3,491 424
Emerson Electric Co
(d),(f)
4,099 363
Energizer Holdings Inc 2,472 74
EnerSys 1,102 75
Insteel Industries Inc 1,665 69
Novanta Inc
(e)
608 75
Schneider Electric SE 869 121
Signify NV
(g)
2,721 108

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Universal Display Corp 407 $ 51
$ 1,449
Electronics - 0 .94%
Agilent Technologies Inc
(d)
1,183 151
Arrow Electronics Inc
(e),(f)
2,730 329
Assa Abloy AB 13,757 339
Coherent Inc
(e),(f)
7,332 1,987
DiscoverIE Group PLC 7,429 70
FARO Technologies Inc
(e)
2,625 85
Fortive Corp
(d)
2,597 161
Honeywell International Inc 1,711 331
II-VI Inc
(e)
1,621 101
Keysight Technologies Inc
(d),(e)
1,102 161
Knowles Corp
(e)
4,706 90
LEM Holding SA 29 54
Murata Manufacturing Co Ltd 2,200 141
nVent Electric PLC 2,553 90
Shimadzu Corp 8,800 321
Spectris PLC 1,580 60
TDK Corp 3,200 110
TE Connectivity Ltd 819 106
$ 4,687
Energy - Alternate Sources - 0 .03%
Enphase Energy Inc
(e),(f)
540 100
SolarEdge Technologies Inc
(d),(e)
262 72
$ 172
Engineering & Construction - 0 .19%
Badger Infrastructure Solutions Ltd 3,748 88
Fluor Corp
(e)
3,199 90
Jacobs Engineering Group Inc
(d)
103 14
Kajima Corp 7,000 75
Skanska AB 30,732 531
Vinci SA 1,595 154
$ 952
Entertainment - 0 .16%
Caesars Entertainment Inc
(e),(f)
5,614 282
CTS Eventim AG & Co KGaA
(e)
871 56
Deluxe Entertainment
(e),(h)
67,049 —
DraftKings Inc
(e)
4,298 58
Live Nation Entertainment Inc
(e),(f)
656 62
Penn National Gaming Inc
(d),(e)
9,357 299
Six Flags Entertainment Corp
(e)
1,360 40
$ 797
Environmental Control - 0 .08%
Pentair PLC 1,068 54
Republic Services Inc
(d)
1,684 225
Waste Management Inc
(d)
853 135
$ 414
Food - 1 .21%
AAK AB 3,718 64
Aeon Co Ltd 14,700 268
Calavo Growers Inc 2,477 84
Campbell Soup Co
(d)
2,989 143
Coles Group Ltd 12,001 151
Cranswick PLC 1,699 65
Empire Co Ltd 23,000 754
General Mills Inc
(d),(f)
7,209 504
George Weston Ltd 3,100 380
HelloFresh SE
(e)
2,822 105
Hershey Co/The
(d),(f)
1,279 271
Hormel Foods Corp 710 35
Jeronimo Martins SGPS SA 9,115 186
Kesko Oyj 18,446 462
Koninklijke Ahold Delhaize NV 4,619 127
Kraft Heinz Co/The
(d),(f)
10,474 397
Kroger Co/The
(d),(f)
5,401 286
Loblaw Cos Ltd 500 46
Metro Inc/CN 3,300 182
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Mondelez International Inc
(d)
3,505 $ 223
Nestle SA 3,701 453
Nisshin Seifun Group Inc 2,300 27
Tate & Lyle PLC 13,321 131
Tesco PLC 25,805 84
Tyson Foods Inc
(d),(f)
5,621 504
Woolworths Group Ltd 3,946 98
$ 6,030
Food Service - 0 .04%
Compass Group PLC 9,831 220
Forest Products & Paper - 0 .11%
International Paper Co
(d)
7,647 370
Mondi PLC 1,417 28
Smurfit Kappa Group PLC 3,844 155
$ 553
Gas - 0 .19%
New Jersey Resources Corp 2,662 122
Tokyo Gas Co Ltd 12,900 252
UGI Corp
(f)
13,240 566
$ 940
Hand & Machine Tools - 0 .10%
Disco Corp 800 216
Kennametal Inc 2,602 72
Snap-on Inc
(d)
955 212
$ 500
Healthcare - Products - 1 .10%
Abbott Laboratories
(d)
3,574 420
ABIOMED Inc
(e)
217 57
Align Technology Inc
(e),(f)
900 250
Avantor Inc
(e)
3,108 100
Baxter International Inc 2,679 204
Boston Scientific Corp
(e)
2,107 86
ConvaTec Group PLC
(g)
15,213 41
Danaher Corp
(d)
2,410 635
DENTSPLY SIRONA Inc
(d)
8,219 326
DiaSorin SpA 202 27
EssilorLuxottica SA 214 35
Exact Sciences Corp
(e)
1,596 79
Globus Medical Inc
(e)
849 57
Hologic Inc
(d),(e)
3,776 284
Inari Medical Inc
(e)
823 54
Inspire Medical Systems Inc
(e)
294 52
Insulet Corp
(e)
601 128
Integra LifeSciences Holdings Corp
(e)
1,259 79
Intuitive Surgical Inc
(e)
138 31
Koninklijke Philips NV 3,633 94
Lantheus Holdings Inc
(e)
2,114 145
Medtronic PLC 6,818 682
NuVasive Inc
(e)
1,664 96
Orthofix Medical Inc
(e)
2,861 79
PerkinElmer Inc
(d)
1,940 290
SI-BONE Inc
(e)
4,498 67
Smith & Nephew PLC 9,064 148
Stryker Corp 912 214
Sysmex Corp 1,900 127
Tandem Diabetes Care Inc
(e)
502 34
Tecan Group AG 119 39
Thermo Fisher Scientific Inc
(d),(f)
675 383
Waters Corp
(d),(e)
488 160
$ 5,503
Healthcare - Services - 0 .88%
Anthem Inc
(d),(f)
257 131
Centene Corp
(d),(e)
3,292 268
DaVita Inc
(d),(e)
523 51
Encompass Health Corp
(f)
11,270 739
HCA Healthcare Inc
(d),(f)
2,381 501
Humana Inc 265 120
IQVIA Holdings Inc
(e),(f)
247 53

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Laboratory Corp of America Holdings
(d)
108 $ 27
LHC Group Inc
(e)
4,532 755
Molina Healthcare Inc
(d),(e),(f)
475 138
Quest Diagnostics Inc
(d)
470 66
Ryman Healthcare Ltd 13,613 89
Sonic Healthcare Ltd 8,561 225
UnitedHealth Group Inc
(d),(f)
2,450 1,217
$ 4,380
Holding Companies - Diversified - 1 .99%
10X Capital Venture Acquisition Corp II
(e)
4,983 49
Accelerate Acquisition Corp
(e)
7,521 73
ACE Convergence Acquisition Corp
(e)
1,539 15
AEA-Bridges Impact Corp
(e)
4,971 49
AfterNext HealthTech Acquisition Corp
(e)
10,625 106
Alpha Partners Technology Merger Corp
(e)
4,617 45
AltEnergy Acquisition Corp
(e)
899 9
Altimeter Growth Corp 2
(e)
3,579 35
Anzu Special Acquisition Corp I
(e)
4,584 45
ArcLight Clean Transition Corp II
(e)
2,828 28
Ares Acquisition Corp
(e)
8,583 84
Arrowroot Acquisition Corp
(e)
6,980 69
Arrowroot Acquisition Corp - Warrants
(e)
1,824 —
Astrea Acquisition Corp
(e)
3,085 30
Athena Consumer Acquisition Corp
(e)
599 6
Atlas Crest Investment Corp II
(e)
4,570 45
Aurora Acquisition Corp
(e)
1,047 10
Austerlitz Acquisition Corp I
(e)
7,586 74
Austerlitz Acquisition Corp II
(e)
4,536 44
Avanti Acquisition Corp
(e)
13,402 133
Belong Acquisition Corp
(e)
635 6
Bilander Acquisition Corp
(e)
3,159 31
Biotech Acquisition Co
(e)
4,527 40
BOA Acquisition Corp
(e)
2,983 29
Brigade-M3 European Acquisition Corp
(e)
2,616 25
Bright Lights Acquisition Corp
(e)
1,116 11
Bright Lights Acquisition Corp - Warrants
(e)
154 —
Cartesian Growth Corp
(e)
1,167 11
CARTESIAN GROWTH CORP II
(e)
2,344 23
Catalyst Partners Acquisition Corp
(e)
11,996 117
CC Neuberger Principal Holdings II
(e)
28,465 283
CF Acquisition Corp IV
(e)
6,470 64
Churchill Capital Corp V
(e)
2,976 29
Churchill Capital Corp VII
(e)
6,238 61
CIIG Capital Partners II Inc
(e)
8,842 87
CIIG Capital Partners II Inc
(e)
2,334 23
CK Hutchison Holdings Ltd 48,500 344
Climate Real Impact Solutions II Acquisition
Corp
(e)
3,015 30
Cohn Robbins Holdings Corp
(e)
8,462 84
Compute Health Acquisition Corp
(e)
6,080 60
Concord Acquisition Corp II
(e)
11,995 116
Concord Acquisition Corp III
(e)
4,225 42
Conx Corp
(e)
26,133 258
Conyers Park III Acquisition Corp
(e)
4,555 44
Corazon Capital V838 Monoceros Corp
(e)
2,277 22
Decarbonization Plus Acquisition Corp IV
(e)
2,920 29
Deep Lake Capital Acquisition Corp
(e)
14,150 139
Direct Selling Acquisition Corp
(e)
1,000 10
dMY Technology Group Inc VI
(e)
8,842 86
Dragoneer Growth Opportunities Corp III
(e)
11,956 116
Dynamics Special Purpose Corp
(e)
5,177 51
E.Merge Technology Acquisition Corp
(e)
5,629 56
Elliott Opportunity II Corp
(e)
6,023 58
Enterprise 4.0 Technology Acquisition Corp
(e)
898 9
Equity Distribution Acquisition Corp
(e)
15,385 153
ESGEN Acquisition Corp
(e)
1,049 11
Eucrates Biomedical Acquisition Corp
(e)
7 —
ExcelFin Acquisition Corp
(e)
4,364 43
ExcelFin Acquisition Corp
(e)
900 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Fifth Wall Acquisition Corp III
(e)
3,102 $ 30
FinServ Acquisition Corp II
(e)
926 9
FinServ Acquisition Corp II
(e)
1,352 13
FinTech Acquisition Corp VI
(e)
3,128 31
Fortress Capital Acquisition Corp
(e)
14,774 145
Fortress Value Acquisition Corp III
(e)
13,390 132
Fortress Value Acquisition Corp III
(e)
868 9
Fortress Value Acquisition Corp IV
(e)
3,131 31
FTAC Athena Acquisition Corp
(e)
4,469 44
FTAC Emerald Acquisition Corp
(e)
4,347 43
FTAC Parnassus Acquisition Corp
(e)
11,970 117
FTAC Zeus Acquisition Corp
(e)
867 9
G Squared Ascend I Inc
(e)
10,084 99
G Squared Ascend I Inc - Warrants
(e)
1,415 —
Gesher I Acquisition Corp
(e)
896 9
Global SPAC Partners Co
(e)
3,020 31
Goal Acquisitions Corp
(e)
31,661 310
Golden Falcon Acquisition Corp
(e)
14,354 141
Gores Holdings VII Inc
(e)
8,842 86
Gores Holdings VIII Inc
(e)
37 —
Gores Technology Partners II Inc
(e)
340 3
Gores Technology Partners Inc
(e)
9,826 96
Health Assurance Acquisition Corp
(e)
3,121 31
Healthcare Services Acquisition Corp
(e),(f)
14,419 141
Home Plate Acquisition Corp
(e)
3,679 36
Horizon Acquisition Corp II
(e)
2,997 30
Independence Holdings Corp
(e)
22,891 224
Infinite Acquisition Corp
(e)
1,084 11
INSU Acquisition Corp III
(e)
3,125 31
ION Acquisition Corp 3 Ltd
(e)
3,027 30
Isleworth Healthcare Acquisition Corp
(e)
205 2
Jaws Hurricane Acquisition Corp
(e)
2,707 26
Jaws Juggernaut Acquisition Corp
(e)
9,777 95
Jaws Juggernaut Acquisition Corp
(e)
2,040 20
Jaws Mustang Acquisition Corp
(e)
3,004 29
Kensington Capital Acquisition Corp IV
(e)
3,707 37
Khosla Ventures Acquisition Co
(e)
10,300 100
Kismet Acquisition Three Corp
(e)
3,033 30
Kismet Acquisition Three Corp
(e)
1 —
KKR Acquisition Holdings I Corp
(e)
2,938 29
KL Acquisition Corp
(e)
18,376 181
L Catterton Asia Acquisition Corp
(e)
3,036 30
Landcadia Holdings IV Inc
(e)
3,005 29
LDH Growth Corp I
(e)
3,131 31
Live Oak Crestview Climate Acquisition Corp
(e)
3,003 29
Live Oak Mobility Acquisition Corp
(e)
4,340 43
Longview Acquisition Corp II
(e)
3,310 32
M3-Brigade Acquisition II Corp
(e)
2,570 25
Macondray Capital Acquisition Corp I
(e)
4,047 40
Magnum Opus Acquisition Ltd
(e)
2,970 29
MedTech Acquisition Corp/NY
(e)
2,475 24
Motive Capital Corp II
(e)
11,171 111
New Vista Acquisition Corp
(e)
527 5
New Vista Acquisition Corp
(e)
10,476 103
Newcourt Acquisition Corp
(e)
1,948 20
Newcourt Acquisition Corp
(e)
919 9
NewHold Investment Corp II
(e)
3,195 31
Noble Rock Acquisition Corp
(e)
5,171 51
Noble Rock Acquisition Corp
(e)
7,560 74
North Atlantic Acquisition Corp
(e)
3,128 28
North Mountain Merger Corp
(e)
4,550 45
Northern Genesis Acquisition Corp III
(e)
3,024 30
Omega Alpha SPAC
(e)
9,021 89
One Equity Partners Open Water I Corp
(e)
6,552 65
Patria Latin American Opportunity Acquisition
Corp
(e)
377 4
Peridot Acquisition Corp II
(e)
3,030 30
Pershing Square Tontine Holdings Ltd
(e)
3,910 78
Phoenix Biotech Acquisition Corp
(e)
898 9

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Plum Acquisition Corp I
(e)
6,853 $ 67
Pontem Corp
(e)
16,655 164
Post Holdings Partnering Corp
(e)
4,331 42
Prime Impact Acquisition I
(e)
8,470 84
PROOF Acquisition Corp I
(e)
3,456 34
Prospector Capital Corp
(e)
14,159 139
Pyrophyte Acquisition Corp
(e)
1,200 12
RedBall Acquisition Corp
(e)
3,433 32
Revolution Healthcare Acquisition Corp
(e)
16,550 161
Riverview Acquisition Corp
(e)
5,012 50
RMG Acquisition Corp III
(e)
16,414 161
Rocket Internet Growth Opportunities Corp
(e)
5,255 51
Screaming Eagle Acquisition Corp
(e)
7,933 78
Seaport Calibre Materials Acquisition Corp
(e)
2,289 23
Semper Paratus Acquisition Corp
(e)
1,195 12
Simon Property Group Acquisition Holdings Inc
(e)
4,472 44
Slam Corp
(e)
4,249 42
Slam Corp
(e)
327 3
Soar Technology Acquisition Corp
(e)
584 6
Social Capital Suvretta Holdings Corp II
(e)
8,842 86
Software Acquisition Group Inc III
(e)
109 1
Sound Point Acquisition Corp I Ltd
(e)
471 5
Supernova Partners Acquisition Co III Ltd
(e)
8,842 86
SVF Investment Corp
(e)
2,542 25
SVF Investment Corp 2
(e)
8,940 87
SVF Investment Corp 3
(e)
3,674 35
Swire Pacific Ltd 60,000 364
Target Global Acquisition I Corp
(e)
3,928 39
TCV Acquisition Corp
(e)
3,225 31
Thunder Bridge Capital Partners III Inc
(e)
16,589 162
Tishman Speyer Innovation Corp II
(e)
8,488 83
TortoiseEcofin Acquisition Corp III
(e)
4,598 45
TPG Pace Beneficial II Corp
(e)
8,842 86
VectoIQ Acquisition Corp II
(e)
9,058 89
Virgin Group Acquisition Corp II
(e)
15,505 154
Viscogliosi Brothers Acquisition Corp
(e)
1,321 13
Vy Global Growth
(e)
15,217 151
Waldencast Acquisition Corp
(e)
5,002 49
Warburg Pincus Capital Corp I-A
(e)
3,002 29
$ 9,949
Home Builders - 0 .58%
Barratt Developments PLC 12,839 82
Daiwa House Industry Co Ltd 900 22
DR Horton Inc
(d),(f)
5,067 381
Glenveagh Properties PLC
(e),(g)
69,302 71
Lennar Corp - A Shares
(d),(f)
20,353 1,633
NVR Inc
(e)
60 267
Persimmon PLC 4,338 119
PulteGroup Inc
(f)
2,629 119
Skyline Champion Corp
(e)
2,869 152
Thor Industries Inc 972 74
$ 2,920
Home Furnishings - 0 .05%
GN Store Nord AS 2,845 112
MillerKnoll Inc 2,141 65
Whirlpool Corp
(d)
300 55
$ 232
Insurance - 1 .76%
Aflac Inc
(d)
1,343 81
Allianz SE 1,401 294
Allstate Corp/The
(f)
3,438 470
American International Group Inc
(f)
683 40
Aon PLC 917 253
Arch Capital Group Ltd
(e),(f)
5,226 248
Arthur J Gallagher & Co
(d)
356 58
Assicurazioni Generali SpA 10,651 194
Assurant Inc
(d)
1,458 258
AXA SA 5,026 127
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Baloise Holding AG 628 $ 107
Beazley PLC 7,311 45
Berkshire Hathaway Inc - Class B
(d),(e),(f)
3,333 1,054
Chubb Ltd
(f)
4,320 912
Cincinnati Financial Corp
(f)
1,183 151
Equitable Holdings Inc 2,496 76
Everest Re Group Ltd
(f)
1,552 439
Fairfax Financial Holdings Ltd 1,000 555
Fidelity National Financial Inc
(f)
7,666 324
Globe Life Inc 1,048 102
Japan Post Holdings Co Ltd 33,500 250
Kemper Corp 1,438 76
Lancashire Holdings Ltd 11,025 55
Legal & General Group PLC 64,623 212
Loews Corp
(d)
656 43
Markel Corp
(e)
197 270
Marsh & McLennan Cos Inc
(d)
2,286 365
MetLife Inc 2,125 143
MGIC Investment Corp 6,806 95
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
768 189
NMI Holdings Inc
(e)
2,638 49
Power Corp of Canada 4,300 124
ProAssurance Corp 3,096 69
Progressive Corp/The
(d)
1,622 193
Radian Group Inc 4,620 99
SiriusPoint Ltd
(e)
9,905 56
Travelers Cos Inc/The
(d)
406 73
Voya Financial Inc 1,518 104
W R Berkley Corp
(d)
3,700 263
White Mountains Insurance Group Ltd 65 81
Willis Towers Watson PLC 324 68
Zurich Insurance Group AG 301 138
$ 8,803
Internet - 2 .14%
Airbnb Inc
(e)
1,819 220
Alphabet Inc - A Shares
(d),(e),(f)
1,489 3,388
Alphabet Inc - C Shares
(e)
62 141
Amazon.com Inc
(d),(e)
757 1,820
Anaplan Inc
(e)
5,198 341
Atea ASA
(e)
2,266 27
Booking Holdings Inc
(e),(f)
129 289
Cargurus Inc
(e)
2,471 63
CDW Corp/DE
(d)
326 55
Criteo SA ADR
(e)
1,813 47
eBay Inc
(d)
4,358 212
Etsy Inc
(e)
810 66
F5 Inc
(e)
660 108
GoDaddy Inc
(e)
1,121 84
Grab Holdings Ltd
(e),(f)
34,202 91
Kakaku.com Inc 2,800 55
Mandiant Inc
(e),(f)
48,945 1,079
Match Group Inc
(e)
2,345 185
MercadoLibre Inc
(e),(f)
330 259
Meta Platforms Inc
(d),(e)
4,661 903
Netflix Inc
(d),(e)
351 69
NortonLifeLock Inc
(d)
1,628 40
Okta Inc
(e),(f)
1,030 86
Palo Alto Networks Inc
(e)
269 135
Perficient Inc
(e)
713 70
Revolve Group Inc
(e)
909 27
Roku Inc
(e)
717 68
Snap Inc Class A
(e)
4,422 62
Spotify Technology SA
(e)
948 107
Twitter Inc
(d),(e)
6,166 244
Uber Technologies Inc
(e),(f)
6,459 149
VeriSign Inc
(d),(e)
1,316 230
$ 10,720

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies - 0 .08%
Investor AB - B Shares 9,101 $ 171
Wendel SE 2,165 223
$ 394
Iron & Steel - 0 .22%
BlueScope Steel Ltd 19,992 259
Carpenter Technology Corp 3,227 114
Nippon Steel Corp 10,400 181
Nucor Corp
(d)
1,462 194
Reliance Steel & Aluminum Co 732 142
voestalpine AG 6,306 185
$ 1,075
Leisure Products & Services - 0 .10%
Carnival Corp
(e)
6,396 89
MIPS AB 498 33
Peloton Interactive Inc
(e)
3,011 42
Shimano Inc 1,300 228
Thule Group AB
(g)
1,641 55
Yamaha Motor Co Ltd 1,600 32
$ 479
Lodging - 0 .16%
Boyd Gaming Corp 888 52
Choice Hotels International Inc 1,285 164
Hilton Grand Vacations Inc
(e)
2,404 110
Las Vegas Sands Corp
(e)
2,778 99
Marriott International Inc/MD 141 24
Melco Resorts & Entertainment Ltd ADR
(e),(f)
14,473 82
MGM Resorts International
(d)
6,179 216
Sands China Ltd
(e)
19,600 37
$ 784
Machinery - Construction & Mining - 0 .03%
Caterpillar Inc 124 27
Mitsubishi Electric Corp 12,700 139
$ 166
Machinery - Diversified - 0 .73%
Applied Industrial Technologies Inc 1,117 115
Burckhardt Compression Holding AG 76 38
Cactus Inc 1,580 83
Crane Holdings Co 4,400 421
Deere & Co 92 33
Enovis Corp
(e)
764 51
Esab Corp 1,069 53
FANUC Corp 1,700 277
Graco Inc 813 51
Ichor Holdings Ltd
(e)
2,345 71
IDEX Corp 880 169
Inficon Holding AG 50 44
Ingersoll Rand Inc
(d)
1,193 56
Interpump Group SpA 1,140 52
Keyence Corp 1,200 477
Kone Oyj 5,778 295
Middleby Corp/The
(e)
1,014 154
Miura Co Ltd 4,000 90
Nordson Corp
(d),(f)
1,326 289
Otis Worldwide Corp
(d),(f)
4,174 311
Rotork PLC 43,690 154
Spirax-Sarco Engineering PLC 262 35
Stabilus SE 1,088 61
Wartsila OYJ Abp 10,275 87
Washtec AG 988 52
Westinghouse Air Brake Technologies Corp
(d)
1,545 146
$ 3,665
Media - 0 .95%
Altice USA Inc
(e)
19,768 225
Cable One Inc 218 284
Charter Communications Inc
(d),(e)
760 385
Comcast Corp - Class A
(d)
8,767 388
Fox Corp - A Shares
(f)
6,331 225
iHeartMedia Inc
(e)
6,333 75
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Broadband Corp - C Shares
(e),(f)
230 $ 29
Liberty Global PLC - A Shares
(e),(f)
17,612 428
News Corp - A Shares
(d)
5,162 90
Shaw Communications Inc
(f)
20,375 577
TEGNA Inc 29,334 643
Walt Disney Co/The
(e)
1,388 153
Warner Bros Discovery Inc
(d),(e)
60,816 1,122
Wolters Kluwer NV 1,067 105
$ 4,729
Metal Fabrication & Hardware - 0 .05%
MISUMI Group Inc 9,800 221
Troax Group AB 1,496 35
$ 256
Mining - 0 .92%
Barrick Gold Corp 15,990 328
Compass Minerals International Inc 1,634 73
Ecobat Holdings, Inc - Class B
(e)
2,998 2,548
Freeport-McMoRan Inc
(d)
1,699 66
Kinross Gold Corp 78,500 353
Livent Corp
(e)
4,997 159
MP Materials Corp
(e)
2,748 108
Newcrest Mining Ltd 1,599 28
Newmont Corp 563 38
Northern Star Resources Ltd 36,496 232
Pan American Silver Corp 6,900 152
Rio Tinto PLC 6,239 453
Rio Tinto PLC ADR 589 43
$ 4,581
Miscellaneous Manufacturers - 0 .55%
3M Co
(d)
1,294 193
A O Smith Corp
(d),(f)
9,791 589
Alfa Laval AB 3,723 101
Diploma PLC 2,059 67
General Electric Co
(d)
4,590 359
Hexpol AB 5,689 54
Illinois Tool Works Inc
(d),(f)
1,966 409
Parker-Hannifin Corp
(d)
893 243
Siemens AG 1,021 135
Sturm Ruger & Co Inc 913 62
Textron Inc
(d),(f)
5,284 345
Trane Technologies PLC 1,293 178
$ 2,735
Office & Business Equipment - 0 .06%
Zebra Technologies Corp
(d),(e)
952 322
Office Furnishings - 0 .02%
Interface Inc 7,011 101
Oil & Gas - 1 .58%
APA Corp
(d)
2,956 139
Bellatrix Exploration Ltd
(e),(h)
94,641 —
California Resources Corp 2,144 94
Canadian Natural Resources Ltd 2,682 178
Chesapeake Energy Corp 1,046 102
Chevron Corp
(d),(f)
4,523 790
ConocoPhillips
(f)
979 110
Devon Energy Corp
(d)
3,037 227
Diamondback Energy Inc
(d)
1,292 196
ENEOS Holdings Inc 52,300 211
Eni SpA 20,837 316
EOG Resources Inc
(d)
2,199 301
Equinor ASA 5,028 191
Exxon Mobil Corp
(d),(f)
18,038 1,732
Marathon Oil Corp
(d)
3,854 121
Marathon Petroleum Corp
(d),(f)
10,003 1,018
Nabors Industries Ltd
(e)
801 134
Nabors Industries Ltd - Warrants
(e)
333 18
Neste Oyj 5,343 245
Oasis Petroleum Inc 260 41
Occidental Petroleum Corp
(d)
3,168 220

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
OMV AG 1,215 $ 71
Parkland Corp 13,000 387
Patterson-UTI Energy Inc 4,580 87
Phillips 66
(f)
2,818 284
Pioneer Natural Resources Co
(d)
996 276
TotalEnergies SE 4,504 267
Valero Energy Corp
(f)
937 121
$ 7,877
Oil & Gas Services - 0 .21%
Baker Hughes Co
(f)
6,075 219
ChampionX Corp 3,641 85
DMC Global Inc
(e)
2,908 80
Halliburton Co
(d)
5,106 207
Liberty Energy Inc
(e)
6,943 113
MRC Global Inc
(e)
12,389 139
Schlumberger NV 4,392 201
$ 1,044
Packaging & Containers - 0 .22%
Ball Corp 1,262 89
Packaging Corp of America
(f)
947 149
Sealed Air Corp
(d),(f)
7,609 473
Vidrala SA 747 60
Westrock Co
(d),(f)
7,223 350
$ 1,121
Pharmaceuticals - 1 .93%
AbbVie Inc
(d)
970 143
AmerisourceBergen Corp
(d)
1,460 226
Arvinas Inc
(e)
1,025 43
Ascendis Pharma A/S ADR
(e)
150 13
AstraZeneca PLC 2,774 367
AstraZeneca PLC ADR 1,468 98
Becton Dickinson and Co 486 124
BioGaia AB 5,520 54
Bristol-Myers Squibb Co
(d)
3,878 293
Cardinal Health Inc
(d)
2,062 116
Chugai Pharmaceutical Co Ltd 9,700 265
Cigna Corp
(d)
450 121
Covetrus Inc
(e)
466 10
CVS Health Corp
(d)
4,406 426
Dexcom Inc
(e)
292 87
Eli Lilly & Co
(f)
809 254
GSK PLC ADR 960 42
GSK PLC 16,280 355
Johnson & Johnson
(d),(f)
7,624 1,368
McKesson Corp
(d),(f)
1,318 433
Merck & Co Inc
(d)
4,081 376
Myovant Sciences Ltd
(e)
6,331 66
Novartis AG 5,592 508
Novo Nordisk A/S 5,036 559
Organon & Co
(d)
3,017 114
Owens & Minor Inc 1,744 61
Pacira BioSciences Inc
(e)
995 63
Pfizer Inc
(d),(f)
19,267 1,022
Premier Inc 2,317 87
Roche Holding AG 807 275
Sanofi 702 75
Santen Pharmaceutical Co Ltd 29,700 239
Shionogi & Co Ltd 6,500 346
Takeda Pharmaceutical Co Ltd 13,400 385
UCB SA 1,034 91
Viatris Inc
(f)
25,617 314
Zoetis Inc
(f)
1,385 237
$ 9,656
Pipelines - 0 .11%
Enbridge Inc 5,800 268
ONEOK Inc
(d)
1,780 117
Southcross Holdings
(e),(h)
615,976 —
Williams Cos Inc/The
(d),(f)
4,967 184
$ 569
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 0 .11%
Blackstone Inc
(f)
3,935 $ 463
Onex Corp 1,300 78
$ 541
Real Estate - 0 .22%
Catena AB 1,356 60
CBRE Group Inc
(d)
904 75
Fastighets AB Balder
(e)
37,920 274
Hang Lung Properties Ltd 28,000 52
Marcus & Millichap Inc 2,278 96
McGrath RentCorp 1,059 87
Nyfosa AB 4,218 49
PSP Swiss Property AG 427 51
Shurgard Self Storage SA 1,095 57
Sun Hung Kai Properties Ltd 19,500 239
WeWork Inc
(e)
5,396 39
$ 1,079
REITs - 1 .77%
Acadia Realty Trust 5,399 106
Alexandria Real Estate Equities Inc
(d)
2,574 427
American Campus Communities Inc 18,348 1,193
American Tower Corp
(d)
1,814 464
Americold Realty Trust Inc 2,773 77
AvalonBay Communities Inc
(d)
651 135
Big Yellow Group PLC 3,545 60
British Land Co PLC/The 14,248 94
Camden Property Trust
(d)
970 139
Crown Castle International Corp
(d)
383 73
Dexus 42,798 322
Duke Realty Corp
(d)
1,835 97
Equinix Inc 129 89
Equity LifeStyle Properties Inc
(f)
330 25
Essential Properties Realty Trust Inc 2,628 60
Extra Space Storage Inc
(d)
1,755 313
Healthcare Trust of America Inc 18,253 549
Independence Realty Trust Inc 3,092 73
Innovative Industrial Properties Inc 348 46
Medical Properties Trust Inc
(f)
4,830 90
Mid-America Apartment Communities Inc
(d)
1,307 237
New Residential Investment Corp 7,502 85
Pebblebrook Hotel Trust 6,040 136
Piedmont Office Realty Trust Inc 9,999 147
Prologis Inc
(d)
756 96
PS Business Parks Inc 2,069 388
Public Storage
(d)
1,458 482
Realty Income Corp
(d)
2,674 182
Ryman Hospitality Properties Inc
(e)
819 73
SBA Communications Corp
(d)
54 18
Simon Property Group Inc
(d),(f)
1,664 191
UDR Inc
(d),(f)
17,564 839
UNITE Group PLC/The 3,291 48
Uniti Group Inc 8,579 97
Veris Residential Inc
(e)
5,335 86
VICI Properties Inc 4,918 152
Vicinity Centres 100,506 136
Welltower Inc
(d)
727 65
Weyerhaeuser Co
(d),(f)
24,029 950
$ 8,840
Retail - 2 .11%
Alimentation Couche-Tard Inc 16,400 745
AutoZone Inc
(d),(e)
270 556
Bath & Body Works Inc
(d)
11,765 483
Best Buy Co Inc
(d)
1,168 96
Canadian Tire Corp Ltd 2,800 385
CarMax Inc
(e)
1,882 187
Carvana Co
(e),(f)
210 6
Costco Wholesale Corp
(d)
261 122
Dollar Tree Inc
(e)
414 66
Europris ASA
(g)
9,347 48
Freshpet Inc
(e)
665 48

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Genuine Parts Co
(d)
227 $ 31
Home Depot Inc/The
(d),(f)
1,526 462
Industria de Diseno Textil SA 4,953 119
Kohl's Corp 13,800 556
LL Flooring Holdings Inc
(e)
7,010 84
Lowe's Cos Inc
(d),(f)
5,196 1,015
Lululemon Athletica Inc
(e)
473 138
McDonald's Corp
(d),(f)
3,074 775
National Vision Holdings Inc
(e)
1,044 29
Next PLC 1,302 106
O'Reilly Automotive Inc
(d),(e)
635 405
Ross Stores Inc
(d),(f)
3,532 301
Sportsman's Warehouse Holdings Inc
(e)
8,487 80
Starbucks Corp
(d)
4,739 372
Target Corp
(d),(f)
4,394 711
TJX Cos Inc/The
(f)
12,702 808
Ulta Beauty Inc
(d),(e)
591 250
Walgreens Boots Alliance Inc
(d),(f)
3,257 142
Walmart Inc
(d),(f)
5,216 671
WH Smith PLC
(e)
3,768 76
Wingstop Inc 613 49
Yum! Brands Inc
(d),(f)
5,362 652
$ 10,574
Savings & Loans - 0 .05%
Berkshire Hills Bancorp Inc 3,345 87
Pacific Premier Bancorp Inc 2,527 82
WSFS Financial Corp 1,281 55
$ 224
Semiconductors - 1 .96%
Advanced Micro Devices Inc
(e),(f)
1,192 121
Advantest Corp 2,300 157
Analog Devices Inc
(f)
400 67
Applied Materials Inc
(d)
2,102 247
ASML Holding NV 1,165 670
BE Semiconductor Industries NV 1,056 65
Broadcom Inc
(d),(f)
982 570
CMC Materials Inc 674 119
Hensoldt AG 1,788 44
Intel Corp 749 33
KLA Corp
(d),(f)
1,452 530
Lam Research Corp
(d)
453 236
Marvell Technology Inc
(f)
4,098 242
Microchip Technology Inc
(d)
1,245 91
Micron Technology Inc
(d),(f)
12,604 931
MKS Instruments Inc 355 44
Monolithic Power Systems Inc
(f)
729 328
NVIDIA Corp
(d),(f)
3,707 692
NXP Semiconductors NV
(f)
2,027 385
Qorvo Inc
(d),(e),(f)
3,243 363
QUALCOMM Inc
(d),(f)
10,086 1,444
Rambus Inc
(e)
3,465 87
Rohm Co Ltd 1,800 147
Samsung Electronics Co Ltd 979 53
Silicon Motion Technology Corp ADR 6,452 582
Skyworks Solutions Inc
(f)
1,639 178
SOITEC
(e)
357 66
STMicroelectronics NV 9,782 392
Synaptics Inc
(e)
664 98
Texas Instruments Inc
(f)
1,968 348
Tower Semiconductor Ltd
(e),(f)
9,634 465
$ 9,795
Software - 2 .43%
Activision Blizzard Inc
(d)
5,893 459
Adobe Inc
(d),(e)
274 114
Agilysys Inc
(e)
2,519 103
ANSYS Inc
(d),(e)
89 23
Asana Inc
(e),(f)
1,066 23
Autodesk Inc
(d),(e)
108 22
AVEVA Group PLC 2,502 72
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Bill.com Holdings Inc
(e),(f)
1,758 $ 208
Black Knight Inc
(e)
1,726 117
Box Inc
(e)
4,723 123
Cadence Design Systems Inc
(d),(e)
217 33
Cardlytics Inc
(e)
1,388 36
Cerence Inc
(e)
3,082 98
Cerner Corp
(d)
280 26
Citrix Systems Inc 1,407 142
Cloudflare Inc
(e),(f)
120 7
Concentrix Corp 356 55
Constellation Software Inc/Canada 183 288
CSG Systems International Inc 1,383 86
Dassault Systemes SE 9,052 382
Datadog Inc
(e),(f)
1,150 110
Digital Turbine Inc
(e)
1,390 35
DocuSign Inc
(e),(f)
1,587 133
Dynatrace Inc
(e),(f)
1,040 39
Electronic Arts Inc
(d)
1,701 236
Fidelity National Information Services Inc 1,286 134
Fiserv Inc
(d),(e)
1,024 103
Five9 Inc
(e)
1,281 124
HubSpot Inc
(e),(f)
244 82
Intuit Inc
(d)
715 296
Jamf Holding Corp
(e)
2,637 68
Manhattan Associates Inc
(e)
378 46
ManTech International Corp/VA 1,010 97
Microsoft Corp
(d),(f)
14,193 3,859
MINDBODY Inc
(e),(h)
9,229 337
MongoDB Inc
(e),(f)
456 109
Nexon Co Ltd 6,300 155
NextGen Healthcare Inc
(e)
4,794 87
Oracle Corp
(d)
5,063 364
Paychex Inc
(d)
3,889 482
Paycom Software Inc
(e)
434 123
RingCentral Inc
(e)
748 47
Roper Technologies Inc
(d)
102 45
Sailpoint Technologies Holdings Inc
(e)
18 1
Salesforce Inc
(d),(e)
3,787 607
SAP SE 553 55
ServiceNow Inc
(d),(e),(f)
625 292
SimCorp A/S 471 37
Snowflake Inc - Class A
(e),(f)
1,343 171
Synopsys Inc
(d),(e)
76 24
Take-Two Interactive Software Inc
(d),(e)
110 14
Topicus.com Inc
(e)
294 16
Unity Software Inc
(e),(f)
5,246 210
Veeva Systems Inc
(e),(f)
1,918 326
Verra Mobility Corp
(e)
5,887 94
VMware Inc 1,890 242
Workday Inc
(e),(f)
1,183 185
Xero Ltd
(e)
998 64
Xperi Holding Corp 4,190 69
Ziff Davis Inc
(e)
626 48
ZoomInfo Technologies Inc
(e),(f)
4,685 190
$ 12,173
Telecommunications - 1 .40%
Arista Networks Inc
(e)
1,699 174
AT&T Inc
(d),(f)
44,627 950
Calix Inc
(e)
2,497 92
Cisco Systems Inc
(d),(f)
17,736 799
Corning Inc
(d),(f)
4,888 175
Deutsche Telekom AG 8,077 166
Elisa Oyj 4,214 239
Hellenic Telecommunications Organization SA 6,595 125
HMS Networks AB 677 29
InterDigital Inc 1,064 69
Juniper Networks Inc
(d)
6,415 197
Koninklijke KPN NV 43,446 158
Lumen Technologies Inc
(d)
4,782 59

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Motorola Solutions Inc
(f)
1,843 $ 405
NeoPhotonics Corp
(e)
483 7
Nippon Telegraph & Telephone Corp 12,200 373
Plantronics Inc
(e)
5,083 201
SoftBank Corp 7,900 91
SoftBank Group Corp 6,900 286
Switch Inc 8,814 297
Telefonaktiebolaget LM Ericsson 13,051 106
T-Mobile US Inc
(d),(e)
5,822 776
Verizon Communications Inc
(d)
2,459 126
Vodafone Group PLC ADR
(f)
53,300 887
Vodafone Group PLC 93,100 153
Vonage Holdings Corp
(e)
3,312 64
$ 7,004
Toys, Games & Hobbies - 0 .10%
Games Workshop Group PLC 712 66
Nintendo Co Ltd 1,000 446
$ 512
Transportation - 1 .55%
AP Moller - Maersk A/S - B 107 314
Aurizon Holdings Ltd 194,637 561
Canadian National Railway Co 1,427 162
Central Japan Railway Co 2,900 359
CSX Corp
(d)
2,468 78
Deutsche Post AG 3,712 154
DSV A/S 1,636 269
East Japan Railway Co 6,200 318
Expeditors International of Washington Inc
(d)
4,308 468
FedEx Corp
(d),(f)
2,739 615
Kirby Corp
(e)
1,798 121
Knight-Swift Transportation Holdings Inc
(f)
3,617 176
Kuehne + Nagel International AG 2,295 607
NIPPON EXPRESS HOLDINGS INC 3,300 192
Norfolk Southern Corp
(f)
3,140 752
Old Dominion Freight Line Inc
(d),(f)
2,570 664
TFI International Inc 1,500 123
Union Pacific Corp
(d)
1,627 358
United Parcel Service Inc
(d),(f)
4,484 818
West Japan Railway Co 2,600 96
XPO Logistics Inc
(e)
10,200 545
$ 7,750
Water - 0 .02%
Veolia Environnement SA 4,294 120
TOTAL COMMON STOCKS $ 227,784
CONVERTIBLE PREFERRED STOCKS
- 0 .25 % Shares Held Value (000's)
Pipelines - 0 .11%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 $ 22
Southcross Energy Series A 0.00%
(e),(h)
2,399,339 508
$ 530
Software - 0 .02%
Clarivate PLC 5.25%, 06/01/2024 1,950 118
Telecommunications - 0 .12%
2020 Cash Mandatory Exchangeable Trust
5.25%, 06/01/2023
(g)
512 584
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,232
PREFERRED STOCKS - 0 .04 % Shares Held Value (000's)
Apparel - 0 .01%
Fossil Group Inc 7.00%, 11/30/2026 2,730 $ 62
Chemicals - 0 .02%
FUCHS PETROLUB SE 1.03% 4,193 129
Machinery - Construction & Mining - 0 .01%
Babcock & Wilcox Enterprises Inc 6.50%,
12/31/2026
1,519 36
TOTAL PREFERRED STOCKS $ 227
BONDS - 26 .45%
Principal
Amount (000's) Value (000's)
Advertising - 0 .11%
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
$ 160 $ 147
7.50%, 06/01/2029
(g)
382 309
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(g)
110 103
$ 559
Aerospace & Defense - 0 .36%
Boeing Co/The
3.38%, 06/15/2046 250 174
3.50%, 03/01/2039 65 49
3.55%, 03/01/2038 30 23
3.63%, 03/01/2048 155 110
3.65%, 03/01/2047 50 36
3.75%, 02/01/2050 50 37
5.15%, 05/01/2030 245 244
5.81%, 05/01/2050 30 29
Bombardier Inc
7.88%, 04/15/2027
(g)
159 145
Leonardo US Holding Inc
6.25%, 01/15/2040
(g)
541 569
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 28
7.50%, 04/15/2025
(g)
150 151
TransDigm Inc
8.00%, 12/15/2025
(g)
180 188
$ 1,783
Agriculture - 0 .07%
Vector Group Ltd
10.50%, 11/01/2026
(g)
352 351
Airlines - 0 .09%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(g)
40 40
5.75%, 04/20/2029
(g)
50 48
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 357 323
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 17 16
$ 427
Automobile Asset Backed Securities - 0 .61%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(g)
150 149
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(g)
350 310
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 100 96
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 100 94
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 129
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 210
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(g)
115 106
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(g)
150 149
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(g)
140 142
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(g)
75 74
3.88%, 01/15/2026
(g)
175 174
Flagship Credit Auto Trust 2022-1
2.91%, 03/15/2028
(g)
200 190

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(g)
$ 205 $ 191
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(g)
145 144
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(g)
170 157
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 393
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 355 328
$ 3,036
Automobile Manufacturers - 0 .54%
American Honda Finance Corp
1.50%, 01/13/2025 900 863
Ford Motor Co
9.00%, 04/22/2025 365 409
General Motors Co
5.40%, 04/01/2048 260 241
5.95%, 04/01/2049 150 148
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
35 33
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 87
3 Month USD LIBOR + 3.60%
6.50%, 09/30/2028
(j),(k)
75 69
3 Month USD LIBOR + 3.44%
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 868
$ 2,718
Automobile Parts & Equipment - 0 .14%
Meritor Inc
4.50%, 12/15/2028
(g)
237 234
Tenneco Inc
5.13%, 04/15/2029
(g)
477 468
$ 702
Banks - 1 .31%
Absa Group Ltd
6.38%, 05/27/2026
(j),(k),(l)
475 445
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Banco Hipotecario SA
48.50%, 11/07/2022
(g)
ARS 6,833 48
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(g),(j),(k),(l)
$ 625 548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(g),(k),(l)
1,000 879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank of America Corp
0.78%, 04/25/2025 380 381
Secured Overnight Financing Rate + 1.10%
Bank of New York Mellon Corp/The
1.40%, 04/25/2025 190 190
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
495 429
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(j),(k),(l)
230 193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
$ 200 $ 167
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
1.76%, 01/24/2025
(k)
440 428
Secured Overnight Financing Rate + 0.73%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 825 784
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(j),(k),(l)
425 417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Morgan Stanley
1.92%, 04/17/2025 380 380
Secured Overnight Financing Rate + 1.17%
2.48%, 01/21/2028
(k)
290 270
Secured Overnight Financing Rate + 1.00%
Standard Chartered PLC
3.27%, 02/18/2036
(g),(k)
375 316
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
UniCredit SpA
2.57%, 09/22/2026
(g),(k)
350 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
Wells Fargo & Co
2.10%, 04/25/2026 380 380
Secured Overnight Financing Rate + 1.32%
$ 6,573
Building Materials - 0 .19%
Cemex SAB de CV
3.88%, 07/11/2031
(g)
200 170
5.13%, 06/08/2026
(g),(j)
475 439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.07%
5.20%, 09/17/2030
(g)
375 352
$ 961
Chemicals - 0 .40%
Ashland LLC
3.38%, 09/01/2031
(g)
155 133
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
200 187
ICL Group Ltd
6.38%, 05/31/2038
(g)
500 521
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(g)
205 169
Sasol Financing USA LLC
4.38%, 09/18/2026 700 641
5.50%, 03/18/2031 425 371
$ 2,022
Commercial Mortgage Backed Securities - 0 .64%
BPR Trust 2021-NRD
7.67%, 12/15/2023
(g)
140 133
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
Citigroup Commercial Mortgage Trust
2014-GC21
4.94%, 05/10/2047
(g),(m)
135 125
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(g)
110 105
COMM 2012-LC4 Mortgage Trust
5.28%, 12/10/2044
(m)
10 10
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(g)
1,055 849
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(g),(m)
333 323
5.21%, 06/15/2044
(g),(m)
160 128

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Starwood Retail Property Trust 2014-STAR
3.62%, 11/15/2027
(g),(h)
$ 170 $ 84
1.00 x 1 Month USD LIBOR + 2.75%
5.28%, 11/15/2027
(g),(h)
645 65
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.30%, 07/15/2046
(m)
215 203
Wells Fargo Commercial Mortgage Trust
2016-C36
4.17%, 11/15/2059
(m)
100 82
WFRBS Commercial Mortgage Trust 2011-C3
5.37%, 03/15/2044
(g),(m)
332 131
WFRBS Commercial Mortgage Trust 2011-C4
4.89%, 06/15/2044
(g),(m)
845 780
WFRBS Commercial Mortgage Trust 2012-C7
4.63%, 06/15/2045
(m)
80 56
4.63%, 06/15/2045
(g),(m)
225 20
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 96
$ 3,190
Commercial Services - 0 .35%
MoneyGram International Inc
5.38%, 08/01/2026
(g)
470 471
Nielsen Finance LLC / Nielsen Finance Co
5.63%, 10/01/2028
(g)
522 517
5.88%, 10/01/2030
(g)
509 500
TriNet Group Inc
3.50%, 03/01/2029
(g)
65 58
United Rentals North America Inc
4.88%, 01/15/2028 205 205
$ 1,751
Computers - 0 .03%
Western Digital Corp
2.85%, 02/01/2029 60 51
4.75%, 02/15/2026 105 105
$ 156
Cosmetics & Personal Care - 0 .04%
Natura Cosmeticos SA
4.13%, 05/03/2028
(g)
200 181
Credit Card Asset Backed Securities - 0 .04%
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026
(g)
190 183
Diversified Financial Services - 0 .58%
Aircastle Ltd
5.25%, 06/15/2026
(g),(j),(k)
60 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Ally Financial Inc
4.70%, 05/15/2026
(j),(k)
125 106
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(j),(k)
185 148
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
1.50%, 05/03/2024 380 380
Secured Overnight Financing Rate + 0.72%
Antares Holdings LP
2.75%, 01/15/2027
(g)
255 217
Capital One Financial Corp
2.13%, 05/09/2025 375 375
Secured Overnight Financing Rate + 1.35%
Navient Corp
5.00%, 03/15/2027 85 78
OneMain Finance Corp
3.50%, 01/15/2027 180 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(g)
$ 1,030 $ 921
3.63%, 03/01/2029
(g)
285 247
4.00%, 10/15/2033
(g)
245 201
$ 2,885
Electric - 0 .47%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
525 448
Alfa Desarrollo SpA
4.55%, 09/27/2051
(g)
324 247
Calpine Corp
3.75%, 03/01/2031
(g)
135 119
5.13%, 03/15/2028
(g)
125 117
Comision Federal de Electricidad
5.00%, 09/29/2036 553 522
Edison International
5.38%, 03/15/2026
(j),(k)
255 225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
NPC Ukrenergo
6.88%, 11/09/2026
(g)
425 145
NRG Energy Inc
5.75%, 01/15/2028 200 200
Pacific Gas and Electric Co
3.50%, 08/01/2050 195 137
4.30%, 03/15/2045 220 166
4.95%, 07/01/2050 25 21
$ 2,347
Energy - Alternate Sources - 0 .18%
Energo-Pro AS
8.50%, 02/04/2027
(g)
425 406
Renewable Energy Group Inc
5.88%, 06/01/2028
(g)
455 483
$ 889
Engineering & Construction - 0 .27%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(g)
200 190
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(g)
365 353
IHS Holding Ltd
5.63%, 11/29/2026
(g)
475 433
State Agency of Roads of Ukraine
6.25%, 06/24/2028
(g)
700 234
6.25%, 06/24/2028 200 67
TopBuild Corp
4.13%, 02/15/2032
(g)
80 70
$ 1,347
Entertainment - 0 .47%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
471 325
Everi Holdings Inc
5.00%, 07/15/2029
(g)
25 22
Genm Capital Labuan Ltd
3.88%, 04/19/2031
(g)
200 166
Magallanes Inc
4.05%, 03/15/2029
(g)
50 48
4.28%, 03/15/2032
(g)
80 75
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(g)
865 939
Penn National Gaming Inc
4.13%, 07/01/2029
(g)
65 53
Scientific Games International Inc
7.00%, 05/15/2028
(g)
661 655
7.25%, 11/15/2029
(g)
75 74
$ 2,357

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .30%
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
$ 534 $ 535
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(g)
70 62
MARB BondCo PLC
3.95%, 01/29/2031
(g)
360 301
Pilgrim's Pride Corp
5.88%, 09/30/2027
(g)
195 199
TreeHouse Foods Inc
4.00%, 09/01/2028 445 386
$ 1,483
Gas - 0 .09%
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/2023
(g)
481 474
Healthcare - Products - 0 .03%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
190 176
Healthcare - Services - 0 .20%
Centene Corp
4.25%, 12/15/2027 440 438
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
35 32
4.25%, 05/01/2028
(g)
30 29
HCA Inc
5.38%, 02/01/2025 120 124
5.88%, 02/15/2026 240 252
Molina Healthcare Inc
4.38%, 06/15/2028
(g)
80 77
Tenet Healthcare Corp
4.63%, 06/15/2028
(g)
5 5
6.13%, 10/01/2028
(g)
65 64
$ 1,021
Insurance - 0 .09%
Athene Global Funding
1.72%, 01/07/2025
(g)
375 353
Global Atlantic Fin Co
4.40%, 10/15/2029
(g)
130 122
$ 475
Internet - 1 .21%
Getty Images Inc
9.75%, 03/01/2027
(g)
1,544 1,534
Go Daddy Operating Co LLC / GD Finance Co
Inc
5.25%, 12/01/2027
(g)
105 104
Netflix Inc
4.88%, 04/15/2028 25 25
4.88%, 06/15/2030
(g)
230 226
5.38%, 11/15/2029
(g)
35 35
5.88%, 11/15/2028 145 150
6.38%, 05/15/2029 200 213
Prosus NV
3.26%, 01/19/2027
(g)
825 735
Tencent Holdings Ltd
3.68%, 04/22/2041 200 160
3.93%, 01/19/2038 600 515
Twitter Inc
3.88%, 12/15/2027
(g)
423 407
5.00%, 03/01/2030
(g)
158 157
Uber Technologies Inc
4.50%, 08/15/2029
(g)
435 393
6.25%, 01/15/2028
(g)
55 55
7.50%, 09/15/2027
(g)
785 812
8.00%, 11/01/2026
(g)
10 10
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
United Group BV
4.00%, 11/15/2027 EUR 100 $ 91
4.63%, 08/15/2028
(g)
500 453
$ 6,075
Investment Companies - 0 .41%
Ares Capital Corp
2.88%, 06/15/2028 $ 170 144
3.20%, 11/15/2031 225 175
Barings BDC Inc
3.30%, 11/23/2026
(g)
125 112
Blackstone Secured Lending Fund
2.13%, 02/15/2027
(g)
450 387
FS KKR Capital Corp
3.13%, 10/12/2028 170 145
3.40%, 01/15/2026 525 490
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 200 193
6.25%, 05/15/2026 5 5
6.38%, 12/15/2025 25 25
Owl Rock Capital Corp
2.88%, 06/11/2028 75 63
3.40%, 07/15/2026 320 295
Owl Rock Technology Finance Corp
2.50%, 01/15/2027 25 22
$ 2,056
Iron & Steel - 0 .14%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 211
CSN Inova Ventures
6.75%, 01/28/2028
(g)
300 294
6.75%, 01/28/2028 200 196
$ 701
Leisure Products & Services - 0 .19%
Carnival Corp
5.75%, 03/01/2027
(g)
601 533
NCL Corp Ltd
5.88%, 03/15/2026
(g)
105 94
5.88%, 02/15/2027
(g)
85 79
NCL Finance Ltd
6.13%, 03/15/2028
(g)
40 34
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(g)
35 30
5.50%, 04/01/2028
(g)
205 173
$ 943
Lodging - 0 .23%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(g)
30 26
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(g)
105 98
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 105 106
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g)
80 71
Melco Resorts Finance Ltd
5.63%, 07/17/2027 200 159
5.75%, 07/21/2028 200 154
Studio City Finance Ltd
5.00%, 01/15/2029 400 255
Travel + Leisure Co
4.50%, 12/01/2029
(g)
100 88
4.63%, 03/01/2030
(g)
95 82
6.00%, 04/01/2027 10 10

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Travel + Leisure Co   (continued)
6.63%, 07/31/2026
(g)
$ 100 $ 103
$ 1,152
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
0.95%, 01/10/2024 340 331
Machinery - Diversified - 0 .04%
John Deere Capital Corp
0.90%, 01/10/2024 85 83
1.25%, 01/10/2025 130 124
$ 207
Media - 0 .80%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(g)
905 892
5.50%, 05/01/2026
(g)
30 30
Cengage Learning Inc
9.50%, 06/15/2024
(g)
243 229
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.80%, 04/01/2031 25 21
4.40%, 12/01/2061 955 740
CSC Holdings LLC
4.63%, 12/01/2030
(g)
600 471
DISH DBS Corp
5.13%, 06/01/2029 155 110
5.25%, 12/01/2026
(g)
440 372
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
320 288
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
425 387
TEGNA Inc
4.63%, 03/15/2028 62 61
5.00%, 09/15/2029 390 385
$ 3,986
Mining - 0 .56%
Antofagasta PLC
5.63%, 05/13/2032
(g)
600 613
First Quantum Minerals Ltd
6.88%, 03/01/2026
(g)
405 406
7.50%, 04/01/2025
(g)
200 202
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(g)
150 145
Freeport-McMoRan Inc
4.25%, 03/01/2030 85 80
4.63%, 08/01/2030 85 82
Glencore Funding LLC
2.85%, 04/27/2031
(g)
315 271
Stillwater Mining Co
4.00%, 11/16/2026
(g)
750 671
4.50%, 11/16/2029
(g)
350 300
Volcan Cia Minera SAA
4.38%, 02/11/2026
(g)
30 27
$ 2,797
Miscellaneous Manufacturers - 0 .11%
FXI Holdings Inc
12.25%, 11/15/2026
(g)
563 558
Mortgage Backed Securities - 0 .51%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 62 60
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 35 34
5.50%, 08/25/2034 36 35
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 79 78
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 22 22
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 $ 39 $ 38
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 39 39
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 34 32
Banc of America Mortgage 2005-A Trust
2.58%, 02/25/2035
(m)
11 12
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(g),(m)
140 130
CHL Mortgage Pass-Through Trust 2004-HYB4
2.77%, 09/20/2034
(m)
18 17
CIM Trust
2.57%, 07/25/2059
(g),(m)
147 141
Connecticut Avenue Securities Trust 2020-R01
3.06%, 01/25/2040
(g)
56 56
1.00 x 1 Month USD LIBOR + 2.05%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 24 24
CSMC 2019-RP10 Trust
2.94%, 12/26/2059
(g),(m)
229 226
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(g),(m)
153 149
DSLA Mortgage Loan Trust 2005-AR5
1.59%, 09/19/2045 96 66
1.00 x 1 Month USD LIBOR + 0.66%
Fannie Mae Connecticut Avenue Securities
3.21%, 01/25/2030 23 23
1.00 x 1 Month USD LIBOR + 2.20%
Freddie Mac STACR REMIC Trust 2022-DNA4
2.55%, 05/25/2042
(g)
100 100
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 33 32
IndyMac INDX Mortgage Loan Trust 2004-AR7
2.23%, 09/25/2034 85 78
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
2.95%, 08/25/2035
(m)
358 303
Lehman XS Trust Series 2006-2N
1.53%, 02/25/2046 62 54
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 21 21
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 18 17
6.00%, 06/25/2034 21 21
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 113 111
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
2.35%, 05/25/2036
(m)
5 5
PRPM 2021-2 LLC
2.12%, 03/25/2026
(g),(m)
81 78
PRPM 2021-3 LLC
1.87%, 04/25/2026
(g),(m)
168 160
PRPM 2021-9 LLC
2.36%, 10/25/2026
(g),(m)
135 128
Structured Adjustable Rate Mortgage Loan Trust
1.32%, 07/25/2035 378 259
1.00 x 1 Month USD LIBOR + 0.31%
$ 2,549

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Office & Business Equipment - 0 .03%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 $ 130 $ 115
4.25%, 04/01/2028 20 19
$ 134
Oil & Gas - 1 .63%
Aker BP ASA
3.75%, 01/15/2030
(g)
210 196
Bellatrix Exploration 8.5 - Escrow
0.00%, 09/11/2023
(e),(h)
236 —
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(e),(h)
257 —
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 67
Continental Resources Inc/OK
5.75%, 01/15/2031
(g)
190 195
Energean Israel Finance Ltd
4.88%, 03/30/2026
(g)
675 636
5.38%, 03/30/2028
(g)
780 721
EQT Corp
3.13%, 05/15/2026
(g)
30 28
3.63%, 05/15/2031
(g)
150 135
3.90%, 10/01/2027 55 53
5.00%, 01/15/2029 45 45
Kosmos Energy Ltd
7.13%, 04/04/2026 400 380
7.50%, 03/01/2028
(g)
350 327
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
350 351
6.13%, 06/30/2025
(g)
530 527
6.50%, 06/30/2027
(g)
755 750
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(g)
450 401
Occidental Petroleum Corp
5.55%, 03/15/2026 350 365
6.13%, 01/01/2031 5 5
7.88%, 09/15/2031 10 12
8.88%, 07/15/2030 10 12
OGX Austria GmbH
0.00%, 06/01/2018
(e),(g)
600 —
0.00%, 04/01/2022
(e),(g)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 22
6.50%, 02/01/2038 10 11
6.63%, 08/15/2037 40 44
7.20%, 11/01/2031 5 6
7.38%, 11/01/2031 5 6
8.13%, 09/15/2030 25 29
Petroleos Mexicanos
5.35%, 02/12/2028 475 419
5.95%, 01/28/2031 255 213
6.63%, 06/15/2035 905 731
6.70%, 02/16/2032 375 324
6.75%, 09/21/2047 694 499
6.84%, 01/23/2030 600 540
Southwestern Energy Co
4.75%, 02/01/2032 25 24
YPF SA
6.95%, 07/21/2027
(g)
135 91
$ 8,165
Oil & Gas Services - 0 .05%
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 265 265
Other Asset Backed Securities - 2 .46%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(g),(m)
135 128
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(g)
90 88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(g)
$ 696 $ 693
AIM Aviation Finance Ltd
7.07%, 02/15/2040
(g),(m)
675 190
Allegro CLO VI Ltd
3.79%, 01/17/2031
(g)
250 228
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(g)
280 284
6.23%, 10/17/2036
(g)
695 705
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(g)
900 917
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(g)
1,045 1,044
Barings Clo Ltd 2019-IV
3.84%, 01/15/2033
(g)
250 237
1.00 x 3 Month USD LIBOR + 2.80%
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(g),(m)
172 154
CARLYLE US CLO 2017-4 Ltd
3.84%, 01/15/2030
(g)
280 253
1.00 x 3 Month USD LIBOR + 2.80%
CLI Funding VIII LLC
1.64%, 02/18/2046
(g)
350 314
DB Master Finance LLC
4.35%, 05/20/2049
(g)
204 201
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(g)
109 109
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(g)
98 97
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(g)
218 194
3.67%, 10/25/2049
(g)
196 181
4.12%, 07/25/2047
(g)
507 494
Elevation CLO 2017-6 Ltd
3.74%, 07/15/2029
(g)
250 243
1.00 x 3 Month USD LIBOR + 2.70%
Generate CLO 7 Ltd
4.94%, 01/22/2033
(g)
295 277
1.00 x 3 Month USD LIBOR + 3.80%
Greystone CRE Notes 2021-HC2 LTD
2.67%, 12/15/2039
(g)
110 105
1.00 x 1 Month USD LIBOR + 1.80%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(g)
35 34
HPEFS Equipment Trust
2.79%, 07/22/2030
(g)
500 497
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(g)
115 114
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(g)
315 281
Madison Park Funding XXVI Ltd
4.24%, 07/29/2030
(g)
255 227
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
3.54%, 04/15/2029
(g)
255 239
1.00 x 3 Month USD LIBOR + 2.50%
Octagon Investment Partners XVI Ltd
6.79%, 07/17/2030
(g)
500 446
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
3.04%, 01/22/2030
(g)
250 236
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
7.31%, 07/02/2035
(g)
250 223
1.00 x 3 Month USD LIBOR + 6.25%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OHA Loan Funding 2013-1 Ltd
4.23%, 07/23/2031
(g)
$ 275 $ 259
1.00 x 3 Month USD LIBOR + 3.05%
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(g)
620 619
OZLM XXIII Ltd
4.79%, 04/15/2034
(g)
390 358
1.00 x 3 Month USD LIBOR + 3.75%
Parallel 2017-1 Ltd
3.06%, 07/20/2029
(g)
305 293
1.00 x 3 Month USD LIBOR + 2.00%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(g)
269 241
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(g)
41 40
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(g)
634 566
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(g),(m)
89 85
VOLT XCIII LLC
1.89%, 02/27/2051
(g),(m)
218 210
VOLT XCVI LLC
2.12%, 03/27/2051
(g),(m)
134 129
Wendy's Funding LLC
4.08%, 06/15/2049
(g)
78 75
$ 12,308
Packaging & Containers - 0 .13%
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
667 645
Pharmaceuticals - 0 .37%
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
45 39
5.00%, 01/30/2028
(g)
90 57
5.00%, 02/15/2029
(g)
10 6
5.25%, 01/30/2030
(g)
75 44
5.25%, 02/15/2031
(g)
205 120
6.25%, 02/15/2029
(g)
10 6
7.00%, 01/15/2028
(g)
20 14
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(g)
358 342
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 209
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 5 4
4.10%, 10/01/2046 1,420 1,011
$ 1,852
Pipelines - 0 .37%
DCP Midstream Operating LP
5.38%, 07/15/2025 220 225
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
745 652
2.16%, 03/31/2034 552 484
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 250 240
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
50 46
5.63%, 02/15/2026
(g)
50 51
Western Midstream Operating LP
3.60%, 02/01/2025 165 161
$ 1,859
Real Estate - 0 .41%
Agile Group Holdings Ltd
5.50%, 04/21/2025 200 76
6.05%, 10/13/2025 210 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
CFLD Cayman Investment Ltd
0.00%, 09/28/2022
(e)
$ 205 $ 27
China Evergrande Group
0.00%, 06/28/2025
(e)
200 20
Kaisa Group Holdings Ltd
0.00%, 07/23/2023
(e)
200 33
0.00%, 06/30/2024
(e)
600 98
0.00%, 04/16/2025
(e)
200 33
0.00%, 11/11/2025
(e)
200 32
0.00%, 06/01/2026
(e)
200 32
KWG Group Holdings Ltd
6.30%, 02/13/2026 210 55
Logan Group Co Ltd
4.25%, 07/12/2025 200 45
4.85%, 12/14/2026 200 44
5.75%, 01/14/2025 200 45
Powerlong Real Estate Holdings Ltd
6.95%, 07/23/2023 200 52
Sunac China Holdings Ltd
0.00%, 10/20/2024
(e)
400 64
0.00%, 01/26/2026
(e)
200 33
Times China Holdings Ltd
6.20%, 03/22/2026 210 61
WeWork Cos Inc
7.88%, 05/01/2025
(g)
1,002 837
WeWork Cos LLC / WW Co-Obligor Inc
5.00%, 07/10/2025
(g)
367 283
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(e)
200 22
0.00%, 01/13/2027
(e)
400 40
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(e)
200 19
$ 2,028
Regional Authority - 0 .02%
Provincia de Buenos Aires/Government Bonds
48.50%, 04/12/2025
(g)
ARS 11,045 86
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
REITs - 0 .14%
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
$ 135 122
National Health Investors Inc
3.00%, 02/01/2031 35 28
SBA Communications Corp
3.88%, 02/15/2027 260 254
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(g)
55 52
4.50%, 09/01/2026
(g)
90 86
4.63%, 06/15/2025
(g)
70 68
5.63%, 05/01/2024
(g)
70 71
$ 681
Retail - 0 .09%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
255 240
Lithia Motors Inc
3.88%, 06/01/2029
(g)
75 69
Target Corp
1.95%, 01/15/2027 50 47
Yum! Brands Inc
3.63%, 03/15/2031 130 115
$ 471
Semiconductors - 0 .02%
Broadcom Inc
4.15%, 11/15/2030 125 119

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0 .04%
Oracle Corp
3.95%, 03/25/2051 $ 230 $ 175
Playtika Holding Corp
4.25%, 03/15/2029
(g)
40 35
$ 210
Sovereign - 7 .93%
1MDB Global Investments Ltd
4.40%, 03/09/2023 1,800 1,765
Angolan Government International Bond
8.00%, 11/26/2029 400 372
8.75%, 04/14/2032
(g)
1,100 1,037
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(m)
3,350 978
1.13%, 07/09/2035
(m)
2,076 564
2.00%, 01/09/2038
(m)
275 96
2.50%, 07/09/2041
(m)
475 153
Bahamas Government International Bond
6.00%, 11/21/2028 725 550
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 2,585 516
10.00%, 01/01/2027 18,600 3,600
Colombia Government International Bond
5.00%, 06/15/2045 $ 200 155
5.20%, 05/15/2049 300 237
5.63%, 02/26/2044 700 586
6.13%, 01/18/2041 550 498
Dominican Republic International Bond
4.50%, 01/30/2030 150 131
4.88%, 09/23/2032 550 474
6.00%, 02/22/2033
(g)
375 347
Ecuador Government International Bond
0.50%, 07/31/2040
(m)
700 383
1.00%, 07/31/2035
(m)
1,100 703
5.00%, 07/31/2030
(m)
450 372
Egypt Government International Bond
7.90%, 02/21/2048 750 528
8.50%, 01/31/2047 1,050 763
8.88%, 05/29/2050 200 147
El Salvador Government International Bond
6.38%, 01/18/2027 150 58
7.12%, 01/20/2050 725 276
7.63%, 09/21/2034 125 48
7.63%, 02/01/2041 450 175
7.65%, 06/15/2035 350 135
8.63%, 02/28/2029 50 20
Indonesia Treasury Bond
5.50%, 04/15/2026 IDR 21,000,000 1,421
Iraq International Bond
5.80%, 01/15/2028 $ 1,988 1,888
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 775 689
4.88%, 01/30/2032
(g)
1,100 978
5.88%, 10/17/2031 200 190
Mexican Bonos
6.75%, 03/09/2023 MXN 5,775 289
7.75%, 11/23/2034 64,800 3,083
8.50%, 11/18/2038 8,103 405
Mexico Government International Bond
4.35%, 01/15/2047 $ 200 166
Nigeria Government International Bond
7.14%, 02/23/2030 675 555
8.25%, 09/28/2051
(g)
300 223
8.25%, 09/28/2051 700 522
8.38%, 03/24/2029
(g)
800 713
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Oman Government International Bond
6.50%, 03/08/2047 $ 400 $ 364
6.75%, 01/17/2048 925 864
7.00%, 01/25/2051 200 191
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 58,700 3,282
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 800 601
5.65%, 09/27/2047 200 162
5.75%, 09/30/2049 775 626
7.30%, 04/20/2052 600 565
Romanian Government International Bond
1.38%, 12/02/2029 EUR 175 149
2.00%, 01/28/2032 275 224
2.00%, 04/14/2033 925 719
2.75%, 04/14/2041 275 199
2.88%, 04/13/2042 325 235
3.75%, 02/07/2034
(g)
575 523
3.88%, 10/29/2035 75 67
Saudi Government International Bond
4.50%, 10/26/2046 $ 1,000 966
4.63%, 10/04/2047 200 196
Sri Lanka Government International Bond
0.00%, 11/03/2025
(e)
1,400 554
0.00%, 07/18/2026
(e)
600 240
0.00%, 05/11/2027
(e)
200 77
0.00%, 04/18/2028
(e)
200 77
Tunisian Republic
5.63%, 02/17/2024 EUR 225 148
5.75%, 01/30/2025 $ 250 148
6.38%, 07/15/2026 EUR 950 588
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(m)
$ 600 226
6.88%, 05/21/2029
(g)
575 208
7.75%, 09/01/2025 200 76
7.75%, 09/01/2026 800 308
Zambia Government International Bond
0.00%, 04/14/2024
(e)
425 297
$ 39,669
Student Loan Asset Backed Securities - 0 .30%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(g)
140 140
Navient Private Education Refi Loan Trust
2018-C
4.22%, 06/16/2042
(g)
340 340
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(g)
100 94
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(g)
100 86
SLM Private Credit Student Loan Trust 2003-A
3.96%, 06/15/2032 137 136
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.95%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
4.30%, 03/15/2033 300 298
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(g)
100 97
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(g)
100 97
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(g)
160 147
$ 1,485

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank - 0 .11%
Africa Finance Corp
2.88%, 04/28/2028
(g)
$ 600 $ 533
Telecommunications - 0 .48%
CommScope Inc
7.13%, 07/01/2028
(g)
455 385
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
190 158
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
868 833
Kenbourne Invest SA
6.88%, 11/26/2024
(g)
355 340
Plantronics Inc
4.75%, 03/01/2029
(g)
479 486
SoftBank Group Corp
4.63%, 07/06/2028 200 175
Switch Ltd
3.75%, 09/15/2028
(g)
21 21
$ 2,398
TOTAL BONDS $ 132,310
CONVERTIBLE BONDS - 0 .70%
Principal
Amount (000's) Value (000's)
Airlines - 0 .09%
JetBlue Airways Corp
0.50%, 04/01/2026 $ 60 $ 48
Southwest Airlines Co
1.25%, 05/01/2025 285 389
$ 437
Biotechnology - 0 .15%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 123
1.25%, 05/15/2027 495 504
Guardant Health Inc
0.00%, 11/15/2027
(e)
60 40
Ionis Pharmaceuticals Inc
0.00%, 04/01/2026
(e)
75 69
Livongo Health Inc
0.88%, 06/01/2025 45 38
$ 774
Entertainment - 0 .01%
Penn National Gaming Inc
2.75%, 05/15/2026 40 63
Healthcare - Services - 0 .07%
Teladoc Health Inc
1.25%, 06/01/2027 450 346
Internet - 0 .06%
Snap Inc
0.00%, 05/01/2027
(e)
90 66
Spotify USA Inc
0.00%, 03/15/2026
(e)
35 28
Twitter Inc
0.00%, 03/15/2026
(e)
30 27
Uber Technologies Inc
0.00%, 12/15/2025
(e)
220 187
$ 308
Leisure Products & Services - 0 .04%
NCL Corp Ltd
1.13%, 02/15/2027
(g)
235 180
Peloton Interactive Inc
0.00%, 02/15/2026
(e)
15 10
$ 190
Media - 0 .15%
Cable One Inc
0.00%, 03/15/2026
(e)
5 4
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH Network Corp
0.00%, 12/15/2025
(e)
$ 15 $ 12
2.38%, 03/15/2024 140 127
3.38%, 08/15/2026 770 581
$ 724
Oil & Gas - 0 .11%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 600 561
Software - 0 .02%
Bentley Systems Inc
0.38%, 07/01/2027
(g)
5 4
RingCentral Inc
0.00%, 03/15/2026
(e)
5 4
Splunk Inc
1.13%, 06/15/2027 80 68
Unity Software Inc
0.00%, 11/15/2026
(e),(g)
5 4
$ 80
TOTAL CONVERTIBLE BONDS $ 3,483
SENIOR FLOATING RATE INTERESTS
- 0 .06%
Principal
Amount (000's) Value (000's)
Entertainment - 0 .00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 0.00%, 03/25/2024
(e),(h),(n),(o)
$ 68 $ 8
1 Month USD LIBOR + 6.50%
Deluxe Entertainment Services Group Inc
- Escrow
0.00%, PIK 2.50%, 09/25/2024
(e),(h),(n),(o)
838 —
1 Month USD LIBOR + 6.50%
$ 8
Media - 0 .03%
Directv Financing LLC
6.06%, 08/02/2027
(n)
57 55
1 Month USD LIBOR + 5.00%
Ziggo BV
3.00%, 01/17/2029
(n)
EUR 115 115
3 Month Euro Interbank Offered Rate +
3.00%
$ 170
Software - 0 .03%
Playtika Holding Corp
3.81%, 03/11/2028
(n)
$ 149 142
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 320
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .84%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0 .54%
0.13%, 02/28/2023
(p)
$ 1,555 $ 1,534
0.13%, 03/31/2023 780 768
0.25%, 04/15/2023 390 384
$ 2,686
U.S. Treasury Bill - 0 .30%
1.01%, 02/23/2023
(q)
780 770
1.53%, 03/23/2023
(q)
745 734
$ 1,504
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,190
TOTAL PURCHASED OPTIONS - 0.15% $ 743
Total Investments $ 472,168
Other Assets and Liabilities -  5.59% 27,945
TOTAL NET ASSETS - 100.00% $ 500,113

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $54,268 or 10.85% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $27,528 or 5.50%
of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $66,795 or 13.36% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $2,482 or 0.50% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $775 or 0.15% of net assets.
(q) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Money Market Funds 19 .84%
Consumer, Non-cyclical 10 .75%
Financial 10 .22%
Government 8 .90%
Communications 7 .54%
Consumer, Cyclical 7 .26%
Industrial 6 .90%
Technology 6 .20%
Energy 4 .38%
Asset Backed Securities 3 .41%
Basic Materials 3 .02%
Utilities 2 .17%
Diversified 1 .99%
Mortgage Securities 1 .15%
Investment Companies 0 .53%
Purchased Options 0 .15%
Investments Sold Short ( 10 .62 ) %
Other Assets and Liabilities
16 .21%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 93,359 $ 338,806 $ 341,206 $ 90,959
$ 93,359 $ 338,806 $ 341,206 $ 90,959
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 48 $ — $ — $ —
$ 48 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ 198 0.04%
Total $ 198 0.04%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - AT&T Inc N/A 171 $ 17 $ 21 .00 06/21/2022 $ 8 $ 1 $ (7)
Put - AT&T Inc N/A 197 20 $ 22 .00 06/21/2022 19 2 (17)
Put - Atlantia SpA N/A 22 EUR 11 EUR 19 .00 06/21/2022 2 — (2)
Put - Crane Co N/A 44 $ 4 $ 85 .00 06/21/2022 3 1 (2)
Put - Deutsche Telekom AG N/A 422 EUR 42 EUR 15 .00 06/21/2022 40 — (40)
Put - Discovery Communications N/A 312 $ 31 $ 17 .50 06/21/2022 9 18 9
Put - Encompass Health Corp N/A 85 9 $ 70 .00 06/21/2022 21 42 21
Put - Encompass Health Corp N/A 16 2 $ 60 .00 07/18/2022 3 2 (1)
Put - Glaxosmithkline PLC - ADR N/A 223 22 $ 36 .00 08/22/2022 10 7 (3)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Glaxosmithkline PLC - ADR N/A 111 $ 11 $ 40 .00 08/22/2022 $ 9 $ 9 $ —
Put - Glaxosmithkline PLC - ADR N/A 55 6 $ 38 .00 06/21/2022 1 — (1)
Put - Griffon Corp N/A 164 16 $ 25 .00 07/18/2022 10 3 (7)
Put - Hartford Financial N/A 86 9 $ 55 .00 06/21/2022 10 — (10)
Put - iShares iBoxx $ High Yield N/A 22 2 $ 77 .00 07/18/2022 1 1 —
Put - iShares iBoxx $ High Yield N/A 173 17 $ 81 .00 06/21/2022 35 33 (2)
Put - Kohls Corp N/A 16 2 $ 35 .00 07/18/2022 5 5 —
Put - Kohls Corp N/A 122 12 $ 50 .00 06/21/2022 24 134 110
Put - Lennar Corp - A Shares N/A 96 10 $ 65 .00 08/22/2022 30 18 (12)
Put - Lennar Corp - A Shares N/A 32 3 $ 60 .00 08/22/2022 8 4 (4)
Put - S&P 500 Index N/A 14 1 $ 3,875 .00 06/21/2022 137 25 (112)
Put - S&P 500 Index N/A 12 1 $ 3,725 .00 08/22/2022 136 82 (54)
Put - S&P 500 Index N/A 20 2 $ 3,775 .00 09/19/2022 361 204 (157)
Put - SPDR S&P 500 ETF TRUST N/A 25 3 $ 400 .00 06/21/2022 42 12 (30)
Put - Take-Two Interactive
Software Inc
N/A 14 1 $ 155 .00 06/21/2022 14 43 29
Put - Valvoline Inc N/A 286 29 $ 30 .00 07/18/2022 62 25 (37)
Put - Valvoline Inc N/A 20 2 $ 25 .00 06/21/2022 1 — (1)
Put - Vivendi SA N/A 182 EUR 18 EUR 10 .00 06/21/2022 5 1 (4)
Put - Vivendi SA N/A 563 56 EUR 10 .50 06/21/2022 16 7 (9)
Put - Vivendi SA N/A 131 13 EUR 10 .00 07/18/2022 3 2 (1)
Put - Vodafone Group PLC N/A 533 $ 53 $ 15 .00 07/18/2022 21 14 (7)
Put - XPO Logistics Inc N/A 69 7 $ 45 .00 08/22/2022 20 13 (7)
Put - XPO Logistics Inc N/A 33 3 $ 62 .50 08/22/2022 11 35 24
Total $ 1,077 $ 743 $ (334)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Abbvie Inc N/A 2 $ — $ 165 .00 06/21/2022 $ — $ — $ —
Call - Activision Blizzard Inc N/A 13 1 $ 75 .00 06/21/2022 (3) (4) (1)
Call - Activision Blizzard Inc N/A 6 1 $ 77 .50 06/21/2022 (1) (1) —
Call - American Tower Corp N/A 1 — $ 270 .00 06/21/2022 — — —
Call - AT&T Inc N/A 102 10 $ 24 .00 06/21/2022 (5) (16) (11)
Call - AT&T Inc N/A 266 27 $ 25 .00 06/21/2022 (14) (25) (11)
Call - Bristol-Myers Squibb N/A 3 — $ 80 .00 06/21/2022 — — —
Call - Coca-Cola Co N/A 5 1 $ 67 .50 06/21/2022 — — —
Call - Crane Co N/A 44 4 $ 95 .00 06/21/2022 (23) (12) 11
Call - Deutsche Telekom AG N/A 100 EUR 10 EUR 18 .60 07/18/2022 (6) (9) (3)
Call - Discovery Communications N/A 101 $ 10 $ 22 .50 06/21/2022 (42) (1) 41
Call - Duke Energy Corp N/A 2 — $ 115 .00 06/21/2022 — — —
Call - Encompass Health Corp N/A 101 10 $ 75 .00 06/21/2022 (31) (1) 30
Call - Glaxosmithkline PLC - ADR N/A 55 6 $ 43 .00 06/21/2022 (11) (8) 3
Call - Glaxosmithkline PLC - ADR N/A 111 11 $ 45 .00 08/22/2022 (19) (16) 3
Call - Glaxosmithkline PLC - ADR N/A 223 22 $ 41 .00 08/22/2022 (81) (88) (7)
Call - Griffon Corp N/A 164 16 $ 30 .00 07/18/2022 (36) (50) (14)
Call - Johnson & Johnson N/A 2 — $ 185 .00 06/21/2022 — — —
Call - Kohls Corp N/A 122 12 $ 57 .50 06/21/2022 (86) (2) 84
Call - Kohls Corp N/A 16 2 $ 42 .50 07/18/2022 (10) (6) 4
Call - Lennar Corp - A Shares N/A 32 3 $ 67 .50 08/22/2022 (41) (48) (7)
Call - Lennar Corp - A Shares N/A 96 10 $ 75 .00 08/22/2022 (71) (92) (21)
Call - Merck & Co Inc N/A 5 1 $ 92 .50 06/21/2022 (1) (1) —
Call - Microchip Technology Inc N/A 3 — $ 75 .00 06/21/2022 — — —
Call - Newmont Mining Corp N/A 3 — $ 77 .50 06/21/2022 — — —
Call - Procter & Gamble Co/The N/A 2 — $ 165 .00 06/21/2022 — — —
Call - SPDR S&P 500 ETF TRUST N/A 5 1 $ 425 .00 06/21/2022 (3) (2) 1
Call - SPDR S&P 500 ETF TRUST N/A 5 1 $ 420 .00 06/21/2022 (1) (2) (1)
Call - Starbucks Corp N/A 3 — $ 80 .00 06/21/2022 (1) (1) —
Call - Twitter Inc N/A 11 1 $ 37 .00 06/21/2022 (10) (4) 6
Call - Twitter Inc N/A 16 2 $ 48 .00 06/21/2022 (5) — 5
Call - Twitter Inc N/A 53 5 $ 40 .00 06/21/2022 (45) (11) 34
Call - Twitter Inc N/A 52 5 $ 41 .00 06/21/2022 (43) (8) 35
Call - Twitter Inc N/A 20 2 $ 42 .00 06/21/2022 (15) (2) 13
Call - Valvoline Inc N/A 20 2 $ 30 .00 06/21/2022 (2) (8) (6)
Call - Valvoline Inc N/A 318 32 $ 35 .00 07/18/2022 (37) (46) (9)
Call - Vivendi SA N/A 131 EUR 13 EUR 11 .00 07/18/2022 (7) (7) —
Call - Vodafone Group PLC N/A 533 $ 53 $ 17 .00 07/18/2022 (58) (17) 41
Call - Walmart Inc N/A 2 — $ 160 .00 06/21/2022 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Warner Bros Discovery Inc N/A 211 $ 21 $ 20 .00 06/21/2022 $ (87) $ (8) $ 79
Call - XPO Logistics Inc N/A 33 3 $ 70 .00 08/22/2022 (31) (2) 29
Call - XPO Logistics Inc N/A 69 7 $ 50 .00 08/22/2022 (54) (48) 6
Put - Anaplan Inc N/A 9 1 $ 40 .00 06/21/2022 — — —
Put - Atlantia SpA N/A 22 EUR 11 EUR 21 .00 06/21/2022 (8) — 8
Put - iShares iBoxx $ High Yield N/A 32 $ 3 $ 75 .00 06/21/2022 (1) — 1
Put - iShares iBoxx $ High Yield N/A 108 11 $ 70 .00 06/21/2022 (2) — 2
Put - S&P 500 Index N/A 12 1 $ 3,325 .00 08/22/2022 (53) (31) 22
Put - S&P 500 Index N/A 20 2 $ 3,375 .00 09/19/2022 (177) (88) 89
Put - SPDR S&P 500 ETF TRUST N/A 12 1 $ 380 .00 06/21/2022 (9) (2) 7
Put - Vivendi SA N/A 563 EUR 56 EUR 11 .50 06/21/2022 (34) (33) 1
Put - Vivendi SA N/A 182 18 EUR 11 .00 06/21/2022 (9) (5) 4
Total $ (1,173) $ (705) $ 468
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2023 Short 73 $ 17,656 $ (52)
90 Day Eurodollar; March 2023 Long 245 59,269 (871)
Australia 10 Year Bond; June 2022 Short 86 7,543 480
Brent Crude; August 2022
(a)
Long 13 1,503 97
CAC40 Index; June 2022 Short 9 624 (18)
Canada 10 Year Bond; September 2022 Short 108 10,845 107
Cocoa; July 2022
(a)
Short 20 439 9
Coffee 'C'; July 2022
(a)
Long 6 520 17
Copper; July 2022
(a)
Long 6 644 (52)
Corn; July 2022
(a)
Long 82 3,089 (65)
Cotton No.2; July 2022
(a)
Long 19 1,320 33
DAX Index; June 2022 Short 6 2,315 (38)
DJ Euro Stoxx 50; June 2022 Short 127 5,159 (147)
DJ Euro Stoxx 50; June 2022 Short 49 1,990 (44)
Dollar Index; June 2022 Long 18 1,832 56
E-Mini DJIA Index; June 2022 Short 10 1,648 (25)
Euribor; June 2023 Short 96 25,377 35
Euro Bond 10 Year Bond; June 2022 Short 51 8,299 193
Euro Bond 10 Year Bond; September 2022 Short 10 1,631 11
Euro Schatz; June 2022 Short 269 31,801 303
Euro Schatz; September 2022 Short 90 10,570 —
Euro-Bobl 5 Year; June 2022 Short 81 10,999 136
Euro-Bobl 5 Year; September 2022 Short 27 3,630 (2)
Euro-BTP; June 2022 Short 8 1,090 153
FTSE100 Index; June 2022 Short 26 2,485 (139)
FTSE100 Index; June 2022 Long 27 2,581 9
Gasoline RBOB; July 2022
(a)
Long 10 1,645 132
Gold 100 oz; August 2022
(a)
Long 9 1,664 (10)
Hang Seng Index; June 2022 Short 18 2,454 (174)
ICE 3 Month Sterling Overnight Index Average; June 2023 Short 25 7,663 24
Japan 10 Year Bond TSE; June 2022 Short 17 19,762 (19)
Japan Topix Index; June 2022 Short 9 1,335 (49)
KC HRW Wheat; July 2022
(a)
Long 30 1,748 75
LME Copper; June 2022
(a)
Short — — 104
LME PRI Alum; June 2022
(a)
Short — — 272
LME PRI Alum; September 2022
(a)
Long 13 907 (35)
LME Zinc; June 2022
(a)
Short — — 102
LME Zinc; September 2022
(a)
Long 11 1,077 86
Low Sulphur Gasoline; July 2022
(a)
Long 11 1,319 158
Mini Japan 10 Year Bond; June 2022 Short 10 1,163 (3)
Nasdaq 100 E-Mini; June 2022 Short 4 1,012 (33)
Natural Gas; July 2022
(a)
Long 14 1,140 34
Nikkei 225 OSE; June 2022 Short 5 1,059 3
NY Harb ULSD; July 2022
(a)
Long 9 1,487 66
Russell 2000 Emini; June 2022 Short 23 2,141 26
Russell 2000 Emini; June 2022 Short 144 13,406 716
S&P 500 Emini; June 2022 Short 1 207 —
S&P 500 Emini; June 2022 Short 5 1,033 (29)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2022 Short 2 $ 503 $ 28
S&P/TSX 60 Index; June 2022 Short 4 793 8
Silver; July 2022
(a)
Short 15 1,627 37
Soybean Meal; July 2022
(a)
Long 29 1,203 (98)
Soybean Oil; July 2022
(a)
Long 25 1,169 77
Soybean; July 2022
(a)
Long 47 3,956 37
Sugar #11; July 2022
(a)
Long 60 1,304 (28)
UK 10 Year Gilt; September 2022 Short 63 9,206 145
US 10 Year Note; September 2022 Short 97 11,587 16
US 10 Year Ultra Note; September 2022 Short 108 13,876 127
US 2 Year Note; September 2022 Short 94 19,843 (15)
US 5 Year Note; September 2022 Short 119 13,441 5
US Long Bond; September 2022 Long 3 418 (5)
US Long Bond; September 2022 Short 47 6,554 36
US Ultra Bond; September 2022 Short 15 2,336 41
Wheat; July 2022
(a)
Long 31 1,686 (108)
WTI Crude; July 2022
(a)
Long 13 1,491 98
Total $ 2,033
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/17/2022 AUD 11,974 $ 8,849 $ — $ (255)
Bank of America NA 06/17/2022 GBP 10,254 $ 12,782 179 (42)
Bank of America NA 06/17/2022 CAD 13,897 $ 10,998 39 (52)
Bank of America NA 06/17/2022 EUR 11,726 $ 12,641 125 (170)
Bank of America NA 06/17/2022 JPY 2,082,312 $ 16,590 38 (438)
Bank of America NA 06/17/2022 MXN 101,077 $ 4,891 225 —
Bank of America NA 06/17/2022 NZD 5,610 $ 3,843 3 (190)
Bank of America NA 06/17/2022 CHF 7,857 $ 8,399 41 (239)
Bank of America NA 06/17/2022 $ 560 MXN 11,262 1 (11)
Bank of America NA 06/17/2022 $ 19,182 CHF 18,147 295 (50)
Bank of America NA 06/17/2022 $ 9,086 NZD 13,534 300 (29)
Bank of America NA 06/17/2022 $ 11,212 AUD 15,556 133 (85)
Bank of America NA 06/17/2022 $ 20,920 EUR 19,018 503 (15)
Bank of America NA 06/17/2022 $ 21,947 GBP 16,886 680 (10)
Bank of America NA 06/17/2022 $ 24,260 JPY 2,937,242 1,439 (12)
Bank of America NA 06/17/2022 $ 16,059 CAD 20,633 1 (254)
Barclays Bank PLC 06/22/2022 GBP 550 $ 729 — (36)
Barclays Bank PLC 07/26/2022 $ 125 EUR 115 1 —
Citigroup Inc 06/17/2022 $ 5,032 EUR 4,837 — (164)
Citigroup Inc 06/24/2022 $ 1,078 CNH 7,300 — (15)
Deutsche Bank AG 06/15/2022 $ 3,612 GBP 2,692 220 —
Deutsche Bank AG 06/15/2022 $ 4,883 EUR 4,357 202 —
Goldman Sachs & Co 06/24/2022 $ 9 EUR 8 — —
Goldman Sachs & Co 06/29/2022 GBP 74 $ 97 — (4)
Goldman Sachs & Co 06/29/2022 $ 101 GBP 75 7 —
Goldman Sachs & Co 07/12/2022 $ 28 GBP 22 — —
Goldman Sachs & Co 07/13/2022 $ 51 AUD 74 — (1)
Goldman Sachs & Co 07/20/2022 AUD 34 $ 23 1 —
Goldman Sachs & Co 07/20/2022 $ 240 AUD 335 — (1)
Goldman Sachs & Co 07/20/2022 $ 194 EUR 171 9 —
Goldman Sachs & Co 07/27/2022 $ 216 AUD 298 3 —
Goldman Sachs & Co 08/04/2022 $ 493 AUD 659 21 (1)
Goldman Sachs & Co 10/05/2022 $ 297 GBP 228 10 —
Goldman Sachs & Co 10/07/2022 $ 749 GBP 574 25 —
Goldman Sachs & Co 10/13/2022 EUR 91 $ 98 1 —
Goldman Sachs & Co 10/13/2022 $ 247 EUR 228 2 (1)
Goldman Sachs & Co 11/23/2022 $ 102 EUR 91 1 —
HSBC Securities Inc 06/09/2022 EGP 11,900 $ 646 — (8)
HSBC Securities Inc 06/09/2022 $ 725 EGP 11,900 86 —
HSBC Securities Inc 06/10/2022 $ 1,075 KRW 1,365,000 — (27)
HSBC Securities Inc 06/17/2022 EUR 2,234 $ 2,391 10 —
HSBC Securities Inc 06/17/2022 $ 344 EUR 325 — (5)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
HSBC Securities Inc 06/22/2022 EUR 838 $ 927 $ — $ (26)
HSBC Securities Inc 06/24/2022 CLP 1,885,000 $ 2,221 59 —
HSBC Securities Inc 06/24/2022 $ 385 MXN 7,700 — (4)
HSBC Securities Inc 06/24/2022 $ 7 CLP 6,000 — —
JPMorgan Chase 06/06/2022 JPY 2,213 $ 17 — —
JPMorgan Chase 06/06/2022 $ 17 JPY 2,213 — —
JPMorgan Chase 06/08/2022 EGP 11,900 $ 626 12 —
JPMorgan Chase 06/08/2022 $ 731 EGP 11,900 93 —
JPMorgan Chase 06/10/2022 KRW 2,765,000 $ 2,191 42 —
JPMorgan Chase 06/10/2022 $ 1,103 KRW 1,400,000 — (28)
JPMorgan Chase 06/24/2022 CNH 14,700 $ 2,191 10 —
JPMorgan Chase 06/24/2022 $ 22 MXN 440 — —
JPMorgan Chase 06/24/2022 $ 1,093 CNH 7,400 — (15)
JPMorgan Chase 06/29/2022 $ 652 EUR 611 — (4)
JPMorgan Chase 07/11/2022 $ 644 CAD 825 — (8)
JPMorgan Chase 07/27/2022 $ 421 AUD 576 9 (1)
JPMorgan Chase 07/28/2022 $ 153 EUR 144 — (2)
JPMorgan Chase 07/29/2022 $ 1,377 IDR 20,000,000 1 —
JPMorgan Chase 08/10/2022 $ 589 SEK 5,874 — (14)
JPMorgan Chase 09/15/2022 $ 229 EUR 206 6 —
JPMorgan Chase 10/07/2022 $ 232 GBP 178 8 —
JPMorgan Chase 10/13/2022 $ 755 EUR 691 7 —
Merrill Lynch 07/26/2022 $ 206 EUR 190 2 —
Standard Chartered Bank, Hong Kong 06/22/2022 $ 162 GBP 129 — —
Toronto Dominion Bank 06/15/2022 $ 924 CAD 1,180 — (8)
Total $ 4,850 $ (2,225)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Morgan Stanley & Co Mexico Government
International Bond,
4.15%, 03/28/2027
1.16% (1.00)% Quarterly 12/20/2026 $ 2,035 $ (1) $ 14 $ 13 $ —
Total $ (1) $ 14 $ 13 $ —
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of May 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 $ 1,485 $ (85) $ 62 $ (23)
Total $ (85) $ 62 $ (23)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaps
Counterparty
Floating Rate
Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
HSBC Securities
Inc
3 Month
Kuala Lumpur
Interbank
Offered Rate
Receive 3.15% Quarterly Quarterly N/A 06/15/2024 MYR 17,600 $ 18 $ — $ 18 $ —
HSBC Securities
Inc
3 Month
Kuala Lumpur
Interbank
Offered Rate
Receive 3.15% Quarterly Quarterly N/A 06/15/2024 8,800 9 — 9 —
HSBC Securities
Inc
3 Month
Kuala Lumpur
Interbank
Offered Rate
Receive 3.15% Quarterly Quarterly N/A 06/15/2024 7,200 10 (3) 7 —
HSBC Securities
Inc
3 Month
Kuala Lumpur
Interbank
Offered Rate
Pay 3.15% Quarterly Quarterly N/A 06/15/2024 14,000 — (14) — (14)
HSBC Securities
Inc
3 Month
Kuala Lumpur
Interbank
Offered Rate
Pay 3.15% Quarterly Quarterly N/A 06/15/2024 19,600 (2) (18) — (20)
Total $ 35 $ (35) $ 34 $ (34)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of
Deposit
Receive 2.98% Annual Annual N/A 06/15/2027 KRW 3,000,000 $ (15) $ 35 $ 20
3 Month KRW Certificate of
Deposit
Receive 3.38% Annual Annual N/A 06/21/2024 9,900,000 (20) 24 4
3 Month KRW Certificate of
Deposit
Receive 2.98% Annual Annual N/A 06/15/2027 1,600,000 (7) 18 11
3 Month KRW Certificate of
Deposit
Receive 2.98% Annual Annual N/A 06/15/2027 1,700,000 3 8 11
3 Month KRW Certificate of
Deposit
Receive 2.98% Annual Annual N/A 06/15/2027 2,000,000 13 — 13
3 Month KRW Certificate of
Deposit
Pay 3.38% Annual Annual N/A 06/21/2024 9,900,000 (4) — (4)
6 Month Prague Interbank
Offered Rate
Receive 4.81% Annual Semiannual N/A 09/21/2032 CZK 89,300 (9) — (9)
6 Month Prague Interbank
Offered Rate
Pay 3.57% Semiannual Annual N/A 06/15/2032 12,200 (52) (4) (56)
6 Month Prague Interbank
Offered Rate
Pay 5.13% Semiannual Annual N/A 09/21/2027 161,600 10 — 10
6 Month Prague Interbank
Offered Rate
Pay 4.74% Semiannual Annual N/A 06/15/2027 60,600 (55) — (55)
6 Month Prague Interbank
Offered Rate
Pay 4.74% Semiannual Annual N/A 06/15/2027 60,000 5 (60) (55)
6 Month Prague Interbank
Offered Rate
Pay 3.57% Semiannual Annual N/A 06/15/2032 89,300 (13) (396) (409)
6 Month Prague Interbank
Offered Rate
Receive 4.74% Annual Semiannual N/A 06/15/2027 161,600 — 147 147
6 Month Prague Interbank
Offered Rate
Receive 3.57% Annual Semiannual N/A 06/15/2032 108,000 496 (1) 495
6 Month Prague Interbank
Offered Rate
Receive 3.57% Annual Semiannual N/A 06/15/2032 33,000 (6) 157 151
6 Month Prague Interbank
Offered Rate
Pay 4.74% Semiannual Annual N/A 06/15/2027 41,000 1 (38) (37)
6 Month Prague Interbank
Offered Rate
Pay 3.57% Semiannual Annual N/A 06/15/2032 28,000 (54) (74) (128)
6 Month Prague Interbank
Offered Rate
Pay 3.57% Semiannual Annual N/A 06/15/2032 34,000 (138) (18) (156)
6 Month Prague Interbank
Offered Rate
Receive 3.57% Annual Semiannual N/A 06/15/2032 22,500 — 103 103

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Thai Baht Interest Rate
Fixing
Pay 1.24% Annual Annual N/A 06/15/2024 THB 25,000 $ 3 $ (11) $ (8)
6 Month Thai Baht Interest Rate
Fixing
Pay 1.24% Annual Annual N/A 06/15/2024 95,000 6 (36) (30)
6 Month Thai Baht Interest Rate
Fixing
Pay 1.24% Annual Annual N/A 06/15/2024 53,000 5 (22) (17)
6 Month Thai Baht Interest Rate
Fixing
Pay 1.24% Annual Annual N/A 06/15/2024 216,000 19 (87) (68)
6 Month Thai Baht Interest Rate
Fixing
Receive 1.76% Annual Annual N/A 06/15/2027 50,000 46 — 46
6 Month Thai Baht Interest Rate
Fixing
Receive 1.24% Annual Annual N/A 06/15/2024 389,000 122 — 122
6 Month Warsaw Interbank
Offered Rate
Receive 6.18% Annual Semiannual N/A 06/15/2032 PLN 8,450 23 (1) 22
6 Month Warsaw Interbank
Offered Rate
Pay 6.41% Semiannual Annual N/A 06/15/2027 4,900 (15) 1 (14)
6 Month Warsaw Interbank
Offered Rate
Receive 6.41% Annual Semiannual N/A 06/15/2027 19,700 2 53 55
6 Month Warsaw Interbank
Offered Rate
Pay 6.18% Semiannual Annual N/A 06/15/2032 11,250 1 (30) (29)
6 Month Warsaw Interbank
Offered Rate
Pay 6.41% Semiannual Annual N/A 06/15/2027 14,800 (42) 1 (41)
6 Month Warsaw Interbank
Offered Rate
Receive 6.18% Annual Semiannual N/A 06/15/2032 2,800 10 (3) 7
6 Month Warsaw Interbank
Offered Rate
Receive 6.36% Annual Semiannual N/A 09/21/2032 11,250 (10) — (10)
6 Month Warsaw Interbank
Offered Rate
Pay 6.67% Semiannual Annual N/A 09/21/2027 19,700 4 — 4
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2024 INR 161,000 28 3 31
India Overnight Mumbai
Interbank Outright Rate
Pay 5.87% Annual Annual N/A 06/15/2027 167,000 (102) — (102)
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2024 167,000 32 — 32
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2027 167,000 102 — 102
India Overnight Mumbai
Interbank Outright Rate
Receive 6.11% Annual Annual N/A 06/15/2027 100,000 48 — 48
India Overnight Mumbai
Interbank Outright Rate
Receive 6.11% Annual Annual N/A 06/15/2027 319,000 153 — 153
Secured Overnight Financing
Rate
Receive 1.81% Annual Annual N/A 03/18/2026 $ 3,600 40 12 52
Secured Overnight Financing
Rate
Receive 1.81% Annual Annual N/A 03/18/2026 8,400 121 — 121
Sinacofi Chile Interbank Rate
Avg
Pay 6.96% Annual Annual N/A 06/15/2024 CLP 2,650,000 — (47) (47)
Sinacofi Chile Interbank Rate
Avg
Pay 6.96% Annual Annual N/A 06/15/2024 1,800,000 — (32) (32)
Sinacofi Chile Interbank Rate
Avg
Pay 6.96% Annual Annual N/A 06/15/2024 2,300,000 (7) (34) (41)
Sinacofi Chile Interbank Rate
Avg
Receive 6.96% Annual Annual N/A 06/15/2024 6,750,000 121 — 121
Total $ 865 $ (332) $ 533
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread for long securities
and 1 Day Federal Funds
Rate plus/less spread for
short securities
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 10/05/2022-
10/26/2022
$ 18,102 $ — $ — $ (310)
JPMorgan Chase Floating rate based on
Overnight Bank Funding
Rate plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 08/31/2022-
10/04/2022
4,534 — — (159)
Morgan Stanley & Co
(b)
Floating rate based on 1
Day Federal Funds Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 114,661 — 8,929 —
Total $ 137,297 $ — $ 8,929 $ (469)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Cerner Corp
25,868
$ 2,454
13.55%
GSK PLC
39,000
1,712
9.46%
Valvoline Inc
47,961
1,605
8.86%
First Horizon Corp
53,902
1,231
6.80%
Citrix Systems Inc
10,256
1,033
5.71%
Sailpoint Technologies Holdings Inc
13,480
855
4.73%
Anaplan Inc
13,000
853
4.71%
CMC Materials Inc
4,781
846
4.67%
Meggitt PLC
74,191
725
4.00%
Rogers Corp
2,618
695
3.84%
Twitter Inc
16,000
634
3.50%
Avast PLC
89,876
550
3.04%
Datto Holding Corp
15,323
538
2.97%
Uniti Group Ltd
131,587
467
2.58%
Vonage Holdings Corp
24,000
465
2.57%
II-VI Inc
(6,733)
(421)
(2.32)%
Healthcare Trust of America Inc
13,625
409
2.26%
Vifor Pharma AG
1,813
316
1.74%
Brewin Dolphin Holdings PLC
44,200
284
1.57%
Bluerock Residential Growth REIT Inc
10,046
271
1.50%
Welbilt Inc
10,529
249
1.38%
NeoPhotonics Corp
16,000
247
1.36%
Crown Resorts Ltd
22,704
209
1.16%
Take-Two Interactive Software Inc
1,412
176
0.97%
Link Administration Holdings Ltd
54,201
171
0.94%
Activision Blizzard Inc
1,982
154
0.85%
Atlantia SpA
5,954
144
0.80%
Telecom Italia SpA/Milano - RSP
403,616
123
0.68%
Healthcare Realty Trust Inc
(4,125)
(120)
(0.66)%
Willis Towers Watson PLC
273
58
0.32%
Irongate Group
38,325
52
0.29%
Entain PLC
1,083
20
0.11%
Cazoo Group Ltd
8,050
11
0.06%
Uniper SE
193
5
0.03%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Marathon Oil Corp
43,712
$ 1,374
1.20%
Coterra Energy Inc
(37,140)
(1,275)
(1.11)%
Hess Corp
(8,609)
(1,060)
(0.92)%
APA Corp
21,885
1,029
0.90%
CH Robinson Worldwide Inc
(9,023)
(979)
(0.85)%
Tractor Supply Co
(4,836)
(906)
(0.79)%
Corteva Inc
(13,806)
(865)
(0.75)%
Mosaic Co/The
13,366
837
0.73%
CarMax Inc
(8,415)
(835)
(0.73)%
Equinix Inc
(1,183)
(813)
(0.71)%
Catalent Inc
(7,774)
(801)
(0.70)%
Lamb Weston Holdings Inc
(11,782)
(796)
(0.69)%
Northern Trust Corp
(6,366)
(711)
(0.62)%
Meta Platforms Inc
3,661
709
0.62%
Exelon Corp
14,328
704
0.61%
EOG Resources Inc
5,093
698
0.61%
Apple Inc
4,523
673
0.59%
Stanley Black & Decker Inc
(5,554)
(659)
(0.57)%
Occidental Petroleum Corp
9,490
658
0.57%
Procter & Gamble Co/The
4,447
658
0.57%
Humana Inc
(1,430)
(650)
(0.57)%
Microsoft Corp
2,388
649
0.57%
Anthem Inc
1,272
648
0.57%
Aptiv PLC
(5,782)
(614)
(0.53)%
DISH Network Corp
(26,423)
(603)
(0.53)%
Huntington Ingalls Industries Inc
(2,852)
(600)
(0.52)%
Alphabet Inc - A Shares
259
589
0.51%
Marathon Petroleum Corp
5,586
569
0.50%
Eversource Energy
(6,105)
(564)
(0.49)%
Alliant Energy Corp
(8,797)
(561)
(0.49)%
Evergy Inc
(7,948)
(556)
(0.48)%
Xcel Energy Inc
(7,329)
(552)
(0.48)%
Fidelity National Information Services Inc
(5,270)
(551)
(0.48)%
Teledyne Technologies Inc
(1,358)
(550)
(0.48)%
McDonald's Corp
2,158
544
0.48%
Rollins Inc
(15,310)
(543)
(0.47)%
Match Group Inc
(6,865)
(541)
(0.47)%
International Flavors & Fragrances Inc
(4,067)
(538)
(0.47)%
Pinnacle West Capital Corp
(6,902)
(536)
(0.47)%
Chipotle Mexican Grill Inc
(378)
(530)
(0.46)%
Kinder Morgan Inc
(26,597)
(524)
(0.46)%
Hologic Inc
6,947
523
0.46%
Clorox Co/The
(3,558)
(517)
(0.45)%
Pool Corp
(1,296)
(517)
(0.45)%
Abbott Laboratories
4,344
510
0.44%
Organon & Co
13,421
509
0.44%
Lockheed Martin Corp
1,157
509
0.44%
Monster Beverage Corp
(5,703)
(508)
(0.44)%
Medtronic PLC
5,008
502
0.44%
DTE Energy Co
3,702
491
0.43%
(b) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - ( 10 .51 ) % Shares Value (000's)
Advertising - ( 0 .04 ) %
Dentsu Group Inc 1,400 $ 47
Hakuhodo DY Holdings Inc 14,800 150
$ 197
Aerospace & Defense - ( 0 .21 ) %
CAE Inc 14,300 357
Dassault Aviation SA 3,005 509
HEICO Corp - Class A 1,405 165
Lockheed Martin Corp 100 44
$ 1,075
Airlines - ( 0 .31 ) %
Air Canada 21,200 372
ANA Holdings Inc 9,400 186
Deutsche Lufthansa AG 36,689 270
Japan Airlines Co Ltd 36,700 673
Southwest Airlines Co 2,073 95
$ 1,596
Apparel - ( 0 .03 ) %
VF Corp 2,840 143
Automobile Parts & Equipment - ( 0 .26 ) %
Aptiv PLC 3,130 333
BorgWarner Inc 8,494 342
Continental AG 2,808 216
Denso Corp 2,100 129
Lear Corp 1,621 229
$ 1,249
Banks - ( 0 .17 ) %
Chiba Bank Ltd/The 18,700 97
Commerzbank AG 32,717 285
Credit Agricole SA 12,383 138
ING Groep NV 14,632 165
State Street Corp 588 43
SVB Financial Group 243 119
$ 847
Beverages - ( 0 .08 ) %
Endeavour Group Ltd/Australia 8,550 44
JDE Peet's NV 3,574 105
Molson Coors Beverage Co 2,026 113
Remy Cointreau SA 913 168
$ 430
Biotechnology - ( 0 .26 ) %
Alnylam Pharmaceuticals Inc 747 94
Argenx SE 858 266
Bachem Holding AG 1,800 141
BioMarin Pharmaceutical Inc 3,582 269
Moderna Inc 1,570 228
Seagen Inc 2,025 275
$ 1,273
Building Materials - ( 0 .17 ) %
Carrier Global Corp 4,488 176
CRH PLC 1,179 49
Investment AB Latour 17,122 421
Mohawk Industries Inc 1,179 167
Nibe Industrier AB 3,890 34
$ 847
Chemicals - ( 0 .52 ) %
Air Products and Chemicals Inc 1,407 346
Akzo Nobel NV 732 64
Albemarle Corp 441 115
CF Industries Holdings Inc 1,382 137
Chr Hansen Holding A/S 3,807 286
Croda International PLC 2,976 259
Ecolab Inc 1,358 223
International Flavors & Fragrances Inc 374 49
Koninklijke DSM NV 677 114
Mosaic Co/The 4,985 312
Nippon Sanso Holdings Corp 20,000 375
Nissan Chemical Corp 600 34
RPM International Inc 3,641 321
$ 2,635
COMMON STOCKS (continued) Shares Value (000’s)
Commercial Services - ( 0 .26 ) %
Amadeus IT Group SA 4,675 $ 291
Global Payments Inc 124 16
Persol Holdings Co Ltd 8,000 155
Ritchie Bros Auctioneers Inc 6,800 409
Rollins Inc 1,422 50
S&P Global Inc 219 77
Transurban Group 21,878 225
Worldline SA/France 792 32
$ 1,255
Computers - ( 0 .26 ) %
Bechtle AG 7,579 339
Computershare Ltd 3,189 53
Dell Technologies Inc 1,144 57
Fujitsu Ltd 1,200 180
International Business Machines Corp 2,900 403
Leidos Holdings Inc 641 67
NTT Data Corp 10,300 161
SCSK Corp 2,700 45
$ 1,305
Consumer Products - ( 0 .06 ) %
Clorox Co/The 725 105
Kimberly-Clark Corp 1,598 213
$ 318
Cosmetics & Personal Care - ( 0 .23 ) %
Beiersdorf AG 4,198 436
Essity AB 13,303 349
Kose Corp 900 82
Lion Corp 8,400 94
Shiseido Co Ltd 3,900 164
$ 1,125
Diversified Financial Services - ( 0 .29 ) %
AerCap Holdings NV 872 43
Capital One Financial Corp 2,440 312
Discover Financial Services 1,049 119
Hong Kong Exchanges & Clearing Ltd 5,700 246
Julius Baer Group Ltd 5,190 268
London Stock Exchange Group PLC 1,359 127
Mitsubishi HC Capital Inc 35,500 170
St James's Place PLC 12,206 199
$ 1,484
Electric - ( 0 .17 ) %
Elia Group SA/NV 1,151 189
Emera Inc 6,100 303
NextEra Energy Inc 3,555 269
Power Assets Holdings Ltd 15,500 101
$ 862
Electrical Components & Equipment - ( 0 .03 ) %
Generac Holdings Inc 460 114
Schneider Electric SE 287 40
$ 154
Electronics - ( 0 .28 ) %
Azbil Corp 6,800 200
Ibiden Co Ltd 2,100 76
Keysight Technologies Inc 1,712 249
Sensata Technologies Holding PLC 4,707 226
Trimble Inc 4,552 310
Yokogawa Electric Corp 15,700 281
$ 1,342
Energy - Alternate Sources - ( 0 .15 ) %
Plug Power Inc 11,838 219
Siemens Gamesa Renewable Energy SA 15,780 306
Vestas Wind Systems A/S 10,230 261
$ 786
Engineering & Construction - ( 0 .08 ) %
ACS Actividades de Construccion y Servicios SA 9,201 261
Shimizu Corp 26,000 138
$ 399

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Entertainment - ( 0 .11 ) %
DraftKings Inc 581 $ 8
Entain PLC 15,763 291
Toho Co Ltd/Tokyo 6,200 244
$ 543
Environmental Control - ( 0 .07 ) %
Kurita Water Industries Ltd 9,600 370
Waste Management Inc 74 12
$ 382
Food - ( 0 .30 ) %
Ajinomoto Co Inc 3,800 92
Barry Callebaut AG 91 200
J M Smucker Co/The 1,573 197
Kerry Group PLC 1,997 207
Kobe Bussan Co Ltd 11,400 276
Seven & i Holdings Co Ltd 12,200 511
$ 1,483
Forest Products & Paper - ( 0 .09 ) %
Stora Enso Oyj 16,432 319
West Fraser Timber Co Ltd 1,700 157
$ 476
Gas - ( 0 .10 ) %
Atmos Energy Corp 1,432 167
Naturgy Energy Group SA 11,404 345
$ 512
Hand & Machine Tools - ( 0 .12 ) %
Fuji Electric Co Ltd 6,600 310
Makita Corp 11,300 308
$ 618
Healthcare - Products - ( 0 .44 ) %
10X Genomics Inc 987 51
Alcon Inc 1,606 121
Ambu A/S 7,344 101
Cooper Cos Inc/The 324 114
DENTSPLY SIRONA Inc 6,470 256
Exact Sciences Corp 1,643 82
Fisher & Paykel Healthcare Corp Ltd 31,933 436
Intuitive Surgical Inc 1,644 374
Novocure Ltd 719 58
STERIS PLC 1,372 313
Terumo Corp 3,100 100
Zimmer Biomet Holdings Inc 1,961 236
$ 2,242
Healthcare - Services - ( 0 .23 ) %
BioMerieux 4,023 423
Catalent Inc 2,779 286
Fresenius Medical Care AG & Co KGaA 4,990 304
Fresenius SE & Co KGaA 792 27
Ramsay Health Care Ltd 444 25
Teladoc Health Inc 1,507 51
$ 1,116
Home Furnishings - ( 0 .02 ) %
Electrolux AB 4,964 77
Insurance - ( 0 .33 ) %
Aegon NV 67,852 361
Aflac Inc 7,408 449
Ageas SA/NV 5,120 258
Aon PLC 134 37
Erie Indemnity Co 679 114
Intact Financial Corp 1,300 188
Progressive Corp/The 464 55
Swiss Life Holding AG 381 216
$ 1,678
Internet - ( 0 .46 ) %
Adevinta ASA - B Shares 22,552 189
Chewy Inc 1,998 50
CyberAgent Inc 10,500 113
GoDaddy Inc 4,143 311
IAC/InterActiveCorp 1,581 135
Lyft Inc 3,727 66
COMMON STOCKS (continued) Shares Value (000’s)
Internet (continued)
MonotaRO Co Ltd 2,400 $ 35
Netflix Inc 159 31
NortonLifeLock Inc 4,108 100
Prosus NV 12,395 641
Rakuten Group Inc 22,900 128
Z Holdings Corp 43,400 143
Zendesk Inc 375 34
Zillow Group Inc - C Shares 6,540 261
$ 2,237
Iron & Steel - ( 0 .06 ) %
Fortescue Metals Group Ltd 9,018 130
Hitachi Metals Ltd 10,300 165
$ 295
Leisure Products & Services - ( 0 .06 ) %
Carnival Corp 11,201 155
Peloton Interactive Inc 2,107 29
Royal Caribbean Cruises Ltd 1,585 92
$ 276
Lodging - ( 0 .07 ) %
Accor SA 3,591 118
City Developments Ltd 5,100 31
Galaxy Entertainment Group Ltd 13,000 69
Whitbread PLC 4,437 152
$ 370
Machinery - Construction & Mining - ( 0 .12 ) %
Hitachi Ltd 7,800 405
Siemens Energy AG 9,171 177
$ 582
Machinery - Diversified - ( 0 .54 ) %
Cognex Corp 698 34
Deere & Co 823 294
IDEX Corp 924 177
Ingersoll Rand Inc 6,747 318
KION Group AG 985 49
Kubota Corp 37,800 698
Westinghouse Air Brake Technologies Corp 7,282 688
Xylem Inc/NY 2,863 241
Yaskawa Electric Corp 4,000 139
$ 2,638
Media - ( 0 .17 ) %
Bollore SE 76,071 406
DISH Network Corp 4,456 102
Informa PLC 36,113 248
Walt Disney Co/The 832 92
$ 848
Metal Fabrication & Hardware - ( 0 .03 ) %
SKF AB 8,828 156
Mining - ( 0 .11 ) %
Agnico Eagle Mines Ltd 1,400 74
Ivanhoe Mines Ltd 48,700 371
Newmont Corp 2,385 162
$ 607
Miscellaneous Manufacturers - ( 0 .21 ) %
Alstom SA 12,598 345
General Electric Co 2,803 219
JSR Corp 11,800 372
Orica Ltd 12,368 143
$ 1,079
Oil & Gas - ( 0 .22 ) %
Aker BP ASA 4,282 184
Devon Energy Corp 3,892 292
Inpex Corp 25,200 323
Occidental Petroleum Corp 2,312 160
Santos Ltd 15,908 93
Whiting Petroleum Corp 448 40
$ 1,092

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2022 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Pharmaceuticals - ( 0 .21 ) %
Elanco Animal Health Inc 4,905 $ 116
Kyowa Kirin Co Ltd 19,900 429
Nippon Shinyaku Co Ltd 2,400 148
Sumitomo Pharma Co Ltd 24,300 208
Taisho Pharmaceutical Holdings Co Ltd 4,000 154
$ 1,055
Private Equity - ( 0 .16 ) %
3i Group PLC 18,531 296
Brookfield Asset Management Inc 9,400 475
$ 771
Real Estate - ( 0 .15 ) %
CK Asset Holdings Ltd 32,500 212
Hongkong Land Holdings Ltd 12,400 57
Sumitomo Realty & Development Co Ltd 2,800 75
Wharf Real Estate Investment Co Ltd 86,000 415
$ 759
REITs - ( 0 .14 ) %
Healthcare Realty Trust Inc 24,784 720
Retail - ( 0 .36 ) %
CarMax Inc 4,012 398
Cosmos Pharmaceutical Corp 3,200 304
Dollar Tree Inc 600 96
Dollarama Inc 600 35
Domino's Pizza Enterprises Ltd 2,158 106
Fast Retailing Co Ltd 400 192
McDonald's Holdings Co Japan Ltd 1,600 62
Nitori Holdings Co Ltd 1,500 151
Pan Pacific International Holdings Corp 29,600 454
$ 1,798
Semiconductors - ( 0 .16 ) %
Broadcom Inc 95 55
Entegris Inc 2,474 275
IPG Photonics Corp 849 90
Lasertec Corp 1,200 174
MaxLinear Inc 2,110 84
MKS Instruments Inc 862 106
$ 784
Software - ( 0 .99 ) %
Activision Blizzard Inc 3,728 290
Adobe Inc 300 125
Akamai Technologies Inc 5,976 604
Autodesk Inc 264 55
AVEVA Group PLC 27,084 778
Black Knight Inc 959 65
BlackBerry Ltd 148,600 895
Broadridge Financial Solutions Inc 2,709 396
Capcom Co Ltd 4,800 135
Ceridian HCM Holding Inc 3,457 195
Citrix Systems Inc 4,299 433
Electronic Arts Inc 823 114
Embracer Group AB 6,823 62
Fidelity National Information Services Inc 62 6
Guidewire Software Inc 1,068 85
Lightspeed Commerce Inc 2,200 57
MSCI Inc 245 108
Nemetschek SE 1,756 126
Open Text Corp 1,500 61
Splunk Inc 1,156 119
Tyler Technologies Inc 456 162
Zoom Video Communications Inc 239 26
$ 4,897
Telecommunications - ( 0 .17 ) %
Arista Networks Inc 728 74
BCE Inc 4,000 218
KDDI Corp 1,700 59
Lumen Technologies Inc 12,051 148
TELUS Corp 14,100 353
$ 852
COMMON STOCKS (continued) Shares Value (000’s)
Transportation - ( 0 .38 ) %
Canadian Pacific Railway Ltd 3,300 $ 235
CH Robinson Worldwide Inc 3,773 409
InPost SA 9,121 62
Keisei Electric Railway Co Ltd 15,500 405
MTR Corp Ltd 87,099 470
Odakyu Electric Railway Co Ltd 7,400 98
Tokyu Corp 22,900 260
$ 1,939
Water - ( 0 .07 ) %
American Water Works Co Inc 1,965 297
United Utilities Group PLC 3,409 45
$ 342
TOTAL COMMON STOCKS (proceeds $57,313) $ 52,546
PREFERRED STOCKS - ( 0 .11 ) %
Automobile Manufacturers - ( 0 .04 ) %
Porsche Automobil Holding SE 2.56% 2,727 $ 223
Consumer Products - ( 0 .07 ) %
Henkel AG & Co KGaA 1.85% 4,903 336
TOTAL PREFERRED STOCKS (proceeds $683) $ 559
TOTAL SHORT SALES (proceeds $57,996) $ 53,105

Schedule of Investments
International Equity Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .30 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .15%
iShares MSCI EAFE ETF
(a)
326,894 $ 22,886
Money Market Funds - 4 .15%
BlackRock Liquidity FedFund - Institutional
Class 0.72%
(b),(c)
13,440,302 13,440
Principal Government Money Market Fund -
Institutional Class 0.57%
(b),(c),(d)
30,666,353 30,666
$ 44,106
TOTAL INVESTMENT COMPANIES $ 66,992
COMMON STOCKS - 96 .61 % Shares Held Value (000's)
Advertising - 0 .23%
Dentsu Group Inc 14,900 $ 496
Hakuhodo DY Holdings Inc 16,100 163
Publicis Groupe SA 15,664 858
WPP PLC 78,435 911
$ 2,428
Aerospace & Defense - 1 .20%
Airbus SE 40,484 4,744
BAE Systems PLC 216,062 2,061
Dassault Aviation SA 1,719 291
Elbit Systems Ltd 1,824 371
MTU Aero Engines AG 3,668 726
Rheinmetall AG 2,990 605
Rolls-Royce Holdings PLC
(e)
574,587 627
Safran SA 23,470 2,432
Thales SA 7,326 895
$ 12,752
Agriculture - 1 .00%
British American Tobacco PLC 149,496 6,594
Imperial Brands PLC 62,000 1,400
Japan Tobacco Inc
(a)
82,300 1,498
Swedish Match AB 108,494 1,121
$ 10,613
Airlines - 0 .12%
ANA Holdings Inc
(e)
11,000 217
Deutsche Lufthansa AG
(a),(e)
41,045 302
Japan Airlines Co Ltd
(e)
9,900 182
Qantas Airways Ltd
(e)
63,460 250
Singapore Airlines Ltd
(a),(e)
91,800 370
$ 1,321
Apparel - 2 .00%
Adidas AG 11,873 2,359
Burberry Group PLC 27,452 592
Hermes International 2,174 2,599
Kering SA 5,138 2,826
LVMH Moet Hennessy Louis Vuitton SE 19,063 12,308
Puma SE 7,249 541
$ 21,225
Automobile Manufacturers - 2 .99%
Bayerische Motoren Werke AG 22,735 1,975
Daimler Truck Holding AG
(e)
31,079 973
Ferrari NV 8,655 1,689
Honda Motor Co Ltd 111,800 2,784
Isuzu Motors Ltd 40,000 470
Mazda Motor Corp 39,000 331
Mercedes-Benz Group AG 55,099 3,926
Nissan Motor Co Ltd 159,400 620
Renault SA
(e)
13,198 364
Stellantis NV 150,578 2,259
Subaru Corp 42,200 733
Suzuki Motor Corp 25,300 749
Toyota Motor Corp 728,100 12,113
Volkswagen AG 2,028 460
Volvo AB - A Shares 13,749 252
Volvo AB - B Shares 103,622 1,817
Volvo Car AB
(e)
40,919 338
$ 31,853
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .73%
Aisin Corp 10,200 $ 334
Bridgestone Corp 39,300 1,552
Cie Generale des Etablissements Michelin SCA 11,645 1,518
Continental AG 7,552 580
Denso Corp 29,700 1,820
Koito Manufacturing Co Ltd 7,200 263
NGK Insulators Ltd 16,500 244
Sumitomo Electric Industries Ltd 49,200 545
Toyota Industries Corp 10,100 649
Valeo
(a)
14,160 315
$ 7,820
Banks - 9 .82%
ABN AMRO Bank NV
(f)
29,045 339
Australia & New Zealand Banking Group Ltd 192,522 3,451
Banco Bilbao Vizcaya Argentaria SA 457,870 2,506
Banco Espirito Santo SA
(e),(g)
131,709 —
Banco Santander SA 1,190,748 3,863
Bank Hapoalim BM 87,185 807
Bank Leumi Le-Israel BM 99,767 993
Barclays PLC 1,150,639 2,453
BNP Paribas SA 76,285 4,366
BOC Hong Kong Holdings Ltd 254,000 976
CaixaBank SA 304,430 1,102
Chiba Bank Ltd/The 36,500 190
Commerzbank AG
(e)
73,096 637
Commonwealth Bank of Australia 117,174 8,768
Concordia Financial Group Ltd 74,800 255
Credit Agricole SA
(a)
85,520 950
Credit Suisse Group AG 182,021 1,275
Danske Bank A/S 47,363 775
DBS Group Holdings Ltd 124,300 2,802
Deutsche Bank AG 141,921 1,589
DNB Bank ASA 63,876 1,295
Erste Group Bank AG 23,610 737
FinecoBank Banca Fineco SpA 41,879 593
Hang Seng Bank Ltd 52,400 915
HSBC Holdings PLC 1,390,682 9,312
ING Groep NV 268,084 3,031
Intesa Sanpaolo SpA 1,134,115 2,477
Israel Discount Bank Ltd 84,942 482
Japan Post Bank Co Ltd 28,300 218
KBC Group NV 17,175 1,074
Lloyds Banking Group PLC 4,874,895 2,771
Macquarie Group Ltd 25,027 3,325
Mediobanca Banca di Credito Finanziario SpA 41,565 426
Mitsubishi UFJ Financial Group Inc 820,800 4,670
Mizrahi Tefahot Bank Ltd 10,566 348
Mizuho Financial Group Inc 165,580 1,969
National Australia Bank Ltd 222,058 4,978
NatWest Group PLC 385,870 1,111
Nordea Bank Abp 227,224 2,313
Oversea-Chinese Banking Corp Ltd 232,400 2,005
Resona Holdings Inc 148,200 557
Shizuoka Bank Ltd/The 30,600 180
Skandinaviska Enskilda Banken AB 111,757 1,236
Societe Generale SA
(a)
54,611 1,472
Standard Chartered PLC 179,040 1,423
Sumitomo Mitsui Financial Group Inc 89,500 2,745
Sumitomo Mitsui Trust Holdings Inc 23,144 700
Svenska Handelsbanken AB 100,157 987
Swedbank AB 62,185 939
UBS Group AG 241,526 4,555
UniCredit SpA 145,220 1,703
United Overseas Bank Ltd 80,900 1,734
Westpac Banking Corp 240,417 4,119
$ 104,497

Schedule of Investments
International Equity Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 2 .10%
Anheuser-Busch InBev SA/NV 59,644 $ 3,362
Asahi Group Holdings Ltd 31,400 1,052
Budweiser Brewing Co APAC Ltd
(f)
118,200 314
Carlsberg AS 6,893 877
Coca-Cola Europacific Partners PLC 14,100 749
Coca-Cola HBC AG 13,818 304
Davide Campari-Milano NV 35,894 384
Diageo PLC 158,998 7,387
Endeavour Group Ltd/Australia 92,237 479
Heineken Holding NV 6,924 548
Heineken NV 17,798 1,790
Ito En Ltd 3,600 152
JDE Peet's NV 6,903 202
Kirin Holdings Co Ltd 56,400 872
Pernod Ricard SA 14,385 2,825
Remy Cointreau SA 1,579 291
Suntory Beverage & Food Ltd 9,600 360
Treasury Wine Estates Ltd 49,567 423
$ 22,371
Biotechnology - 0 .87%
Argenx SE
(e)
3,322 1,029
Bachem Holding AG 2,127 167
CSL Ltd 33,077 6,435
Genmab A/S
(e)
4,512 1,373
Swedish Orphan Biovitrum AB
(e)
11,598 243
$ 9,247
Building Materials - 1 .70%
AGC Inc 13,300 500
Cie de Saint-Gobain
(a)
34,185 2,026
CRH PLC 52,603 2,171
Daikin Industries Ltd 17,100 2,750
Geberit AG 2,462 1,352
HeidelbergCement AG 9,946 581
Holcim AG
(e)
38,064 1,887
Investment AB Latour 10,165 250
James Hardie Industries PLC 30,580 789
Kingspan Group PLC 10,585 873
Lixil Corp 20,400 388
Nibe Industrier AB 104,065 908
ROCKWOOL A/S 610 170
Sika AG 9,988 2,773
TOTO Ltd 9,700 327
Xinyi Glass Holdings Ltd 125,000 316
$ 18,061
Chemicals - 3 .01%
Air Liquide SA 32,638 5,717
Akzo Nobel NV 12,472 1,086
Arkema SA 4,082 494
Asahi Kasei Corp 86,100 696
BASF SE 63,069 3,483
Brenntag SE 10,608 821
Chr Hansen Holding A/S 7,224 542
Clariant AG
(e)
14,815 284
Covestro AG
(f)
13,266 608
Croda International PLC 9,580 834
EMS-Chemie Holding AG 481 413
Evonik Industries AG 14,399 386
Givaudan SA 633 2,329
ICL Group Ltd 48,612 543
Johnson Matthey PLC 12,868 342
Koninklijke DSM NV 12,001 2,021
Mitsubishi Chemical Holdings Corp 87,800 523
Mitsui Chemicals Inc 12,700 311
Nippon Paint Holdings Co Ltd
(a)
56,900 421
Nippon Sanso Holdings Corp 11,800 221
Nissan Chemical Corp 8,800 495
Nitto Denko Corp 9,800 710
Novozymes A/S 14,106 896
OCI NV 7,233 254
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Shin-Etsu Chemical Co Ltd 25,700 $ 3,636
Solvay SA 5,088 497
Sumitomo Chemical Co Ltd 102,100 422
Symrise AG 9,117 1,007
Toray Industries Inc 95,100 491
Tosoh Corp 17,900 260
Umicore SA 14,381 638
Yara International ASA 11,369 589
$ 31,970
Commercial Services - 2 .62%
Adecco Group AG 11,080 432
Adyen NV
(e),(f)
1,488 2,304
Amadeus IT Group SA
(e)
30,934 1,925
Ashtead Group PLC 30,550 1,601
Atlantia SpA 34,022 825
Brambles Ltd 98,514 768
Bureau Veritas SA 20,190 583
Dai Nippon Printing Co Ltd 15,400 352
Edenred 17,122 846
Experian PLC 63,320 2,118
GMO Payment Gateway Inc 2,800 231
IDP Education Ltd 14,334 244
Intertek Group PLC 11,082 647
Nexi SpA
(e),(f)
35,987 367
Nihon M&A Center Holdings Inc 20,800 239
Persol Holdings Co Ltd 12,200 236
Randstad NV 8,210 462
Recruit Holdings Co Ltd 98,900 3,580
RELX PLC 132,773 3,807
Rentokil Initial PLC 127,676 814
Secom Co Ltd 14,400 948
Securitas AB 21,500 229
SGS SA 437 1,087
TOPPAN INC 18,000 338
Transurban Group 210,854 2,169
Worldline SA/France
(e),(f)
16,369 670
$ 27,822
Computers - 1 .10%
Bechtle AG 5,623 251
Capgemini SE
(a)
11,245 2,185
Check Point Software Technologies Ltd
(e)
7,090 887
Computershare Ltd 37,310 618
CyberArk Software Ltd
(e)
2,729 379
Fujitsu Ltd 13,500 2,027
Itochu Techno-Solutions Corp 6,600 164
Logitech International SA 11,886 727
NEC Corp 16,900 679
Nomura Research Institute Ltd 23,043 630
NTT Data Corp 43,300 678
Obic Co Ltd 4,800 707
Otsuka Corp 7,800 247
SCSK Corp 10,700 178
Teleperformance 4,032 1,339
$ 11,696
Consumer Products - 0 .40%
Henkel AG & Co KGaA 7,135 482
Reckitt Benckiser Group PLC 49,085 3,789
$ 4,271
Cosmetics & Personal Care - 1 .86%
Beiersdorf AG 6,921 718
Essity AB 41,818 1,099
Kao Corp 32,600 1,310
Kose Corp 2,200 199
L'Oreal SA 16,545 5,844
Shiseido Co Ltd 27,400 1,149
Unicharm Corp 27,700 951
Unilever PLC 175,849 8,496
$ 19,766

Schedule of Investments
International Equity Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .31%
Bunzl PLC 23,167 $ 808
D'ieteren Group 1,708 267
Ferguson PLC 15,019 1,806
IMCD NV 3,912 585
ITOCHU Corp 81,500 2,338
Marubeni Corp 107,300 1,125
Mitsubishi Corp 86,600 2,989
Mitsui & Co Ltd 95,900 2,409
Sumitomo Corp 77,200 1,104
Toyota Tsusho Corp 14,600 557
$ 13,988
Diversified Financial Services - 1 .57%
abrdn plc 149,746 368
AerCap Holdings NV
(e)
9,247 457
Amundi SA
(a),(f)
4,182 244
ASX Ltd 13,293 769
Daiwa Securities Group Inc 93,400 455
Deutsche Boerse AG 13,046 2,193
Euronext NV
(f)
5,883 510
Futu Holdings Ltd ADR
(a),(e)
4,078 150
Hargreaves Lansdown PLC 24,427 263
Hong Kong Exchanges & Clearing Ltd 82,600 3,564
Japan Exchange Group Inc 34,600 547
Julius Baer Group Ltd 15,190 785
London Stock Exchange Group PLC 22,594 2,108
Mitsubishi HC Capital Inc 45,300 216
Nomura Holdings Inc 200,000 786
ORIX Corp 82,200 1,563
SBI Holdings Inc/Japan 16,790 341
Schroders PLC 8,535 318
Singapore Exchange Ltd 58,800 408
St James's Place PLC 37,126 605
$ 16,650
Electric - 2 .80%
Chubu Electric Power Co Inc 44,300 446
CLP Holdings Ltd 113,000 1,126
E.ON SE 154,167 1,574
EDP - Energias de Portugal SA 190,620 955
EDP Renovaveis SA 19,787 484
Electricite de France SA
(a)
38,490 342
Elia Group SA/NV 2,121 349
Endesa SA 21,810 483
Enel SpA 558,500 3,629
Engie SA 125,419 1,686
Fortum Oyj 30,498 564
HK Electric Investments & HK Electric
Investments Ltd
182,000 174
Iberdrola SA 397,850 4,714
Kansai Electric Power Co Inc/The 48,300 472
Mercury NZ Ltd 46,650 167
Meridian Energy Ltd 88,413 270
National Grid PLC 250,288 3,692
Origin Energy Ltd 120,938 593
Orsted AS
(f)
12,989 1,464
Power Assets Holdings Ltd 95,000 620
Red Electrica Corp SA 27,867 577
RWE AG 44,112 1,946
SSE PLC 73,190 1,635
Terna - Rete Elettrica Nazionale 96,615 819
Tokyo Electric Power Co Holdings Inc
(e)
104,600 391
Uniper SE 6,266 162
Verbund AG 4,675 465
$ 29,799
Electrical Components & Equipment - 1 .04%
ABB Ltd 112,788 3,478
Brother Industries Ltd 16,300 300
Legrand SA
(a)
18,364 1,591
Prysmian SpA 17,492 565
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Schneider Electric SE 37,119 $ 5,156
$ 11,090
Electronics - 1 .34%
Assa Abloy AB 68,825 1,697
Azbil Corp 8,100 239
Halma PLC 26,068 732
Hirose Electric Co Ltd 2,199 305
Hoya Corp 25,400 2,703
Ibiden Co Ltd 7,700 279
Kyocera Corp 22,000 1,236
MINEBEA MITSUMI Inc 24,900 462
Murata Manufacturing Co Ltd 39,400 2,532
Nidec Corp 30,700 2,053
Shimadzu Corp 16,300 595
TDK Corp 26,700 917
Venture Corp Ltd 19,000 247
Yokogawa Electric Corp 15,700 281
$ 14,278
Energy - Alternate Sources - 0 .20%
Siemens Gamesa Renewable Energy SA
(e)
16,369 318
Vestas Wind Systems A/S 69,345 1,771
$ 2,089
Engineering & Construction - 1 .20%
Acciona SA 1,695 327
ACS Actividades de Construccion y Servicios SA 15,176 430
Aena SME SA
(e),(f)
5,149 785
Aeroports de Paris
(e)
2,038 305
Auckland International Airport Ltd
(e)
85,957 418
Bouygues SA 15,759 544
Cellnex Telecom SA
(f)
37,317 1,684
CK Infrastructure Holdings Ltd 44,000 295
Eiffage SA 5,719 567
Ferrovial SA 33,121 854
Infrastrutture Wireless Italiane SpA
(a),(f)
23,076 257
Kajima Corp 29,200 314
Keppel Corp Ltd 99,800 500
Lendlease Corp Ltd 47,298 365
Obayashi Corp 44,500 315
Shimizu Corp 37,900 201
Singapore Technologies Engineering Ltd 107,000 321
Skanska AB 23,361 403
Taisei Corp 13,100 391
Vinci SA 36,642 3,536
$ 12,812
Entertainment - 0 .84%
Aristocrat Leisure Ltd 41,382 1,000
Entain PLC
(e)
40,283 744
Evolution AB
(f)
12,555 1,316
Flutter Entertainment PLC
(e)
11,458 1,397
Genting Singapore Ltd 415,200 235
La Francaise des Jeux SAEM
(f)
7,212 263
Lottery Corp Ltd/The
(e)
152,840 520
Oriental Land Co Ltd/Japan 13,700 2,036
Toho Co Ltd/Tokyo 7,700 303
Universal Music Group NV 49,808 1,114
$ 8,928
Environmental Control - 0 .03%
Kurita Water Industries Ltd 7,100 273
Food - 4 .50%
Aeon Co Ltd 44,900 820
Ajinomoto Co Inc 32,100 778
Associated British Foods PLC 24,462 532
Barry Callebaut AG 245 538
Carrefour SA 42,623 874
Chocoladefabriken Lindt & Spruengli AG - PC 74 744
Chocoladefabriken Lindt & Spruengli AG - REG 7 726
Coles Group Ltd 91,751 1,151
Danone SA 44,859 2,639

Schedule of Investments
International Equity Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
HelloFresh SE
(e)
11,346 $ 424
J Sainsbury PLC 120,148 346
Jeronimo Martins SGPS SA 19,445 398
Kerry Group PLC 10,929 1,131
Kesko Oyj 18,755 470
Kikkoman Corp 10,000 530
Kobe Bussan Co Ltd 10,300 250
Koninklijke Ahold Delhaize NV 71,807 1,980
MEIJI Holdings Co Ltd 8,000 394
Mowi ASA 28,408 742
Nestle SA 193,300 23,644
Nisshin Seifun Group Inc 13,595 159
Nissin Foods Holdings Co Ltd 4,300 281
Ocado Group PLC
(e)
33,546 394
Orkla ASA 51,574 406
Salmar ASA 4,043 300
Seven & i Holdings Co Ltd 51,700 2,165
Tesco PLC 524,121 1,709
WH Group Ltd
(f)
571,500 437
Wilmar International Ltd 131,800 401
Woolworths Group Ltd 83,223 2,064
Yakult Honsha Co Ltd 8,800 484
$ 47,911
Food Service - 0 .30%
Compass Group PLC 122,520 2,746
Sodexo SA 6,074 454
$ 3,200
Forest Products & Paper - 0 .44%
Holmen AB 6,441 331
Mondi PLC 33,341 648
Oji Holdings Corp 55,600 245
Smurfit Kappa Group PLC 16,897 683
Stora Enso Oyj 37,847 734
Svenska Cellulosa AB SCA 41,603 755
UPM-Kymmene Oyj 36,650 1,302
$ 4,698
Gas - 0 .32%
Enagas SA 17,089 391
Hong Kong & China Gas Co Ltd 767,387 868
Naturgy Energy Group SA 9,988 302
Osaka Gas Co Ltd 25,700 482
Snam SpA 138,470 805
Tokyo Gas Co Ltd 27,200 531
$ 3,379
Hand & Machine Tools - 0 .33%
Disco Corp 2,000 540
Fuji Electric Co Ltd 8,700 408
Makita Corp 15,400 420
Schindler Holding AG - PC 2,795 575
Schindler Holding AG - REG 1,612 323
Techtronic Industries Co Ltd 94,500 1,235
$ 3,501
Healthcare - Products - 2 .00%
Alcon Inc 34,313 2,575
Asahi Intecc Co Ltd 15,000 226
Carl Zeiss Meditec AG 2,762 369
Cochlear Ltd 4,515 720
Coloplast A/S 8,157 970
Demant A/S
(e)
6,597 290
DiaSorin SpA
(a)
1,725 227
EssilorLuxottica SA
(a)
19,744 3,189
Fisher & Paykel Healthcare Corp Ltd 39,629 541
Getinge AB 15,706 456
Koninklijke Philips NV 60,697 1,565
Lifco AB 16,006 330
Olympus Corp 84,700 1,770
QIAGEN NV
(e)
15,850 729
Sartorius Stedim Biotech 1,898 656
Siemens Healthineers AG
(f)
19,363 1,164
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Smith & Nephew PLC 60,396 $ 985
Sonova Holding AG 3,686 1,306
Straumann Holding AG 7,652 976
Sysmex Corp 11,500 770
Terumo Corp 44,300 1,430
$ 21,244
Healthcare - Services - 0 .76%
BioMerieux 2,843 299
Eurofins Scientific SE 9,240 863
Fresenius Medical Care AG & Co KGaA 14,083 859
Fresenius SE & Co KGaA 28,762 986
Lonza Group AG 5,113 3,083
Medibank Pvt Ltd 189,112 436
Ramsay Health Care Ltd 12,573 705
Sonic Healthcare Ltd 31,294 821
$ 8,052
Holding Companies - Diversified - 0 .22%
CK Hutchison Holdings Ltd 184,632 1,308
Jardine Matheson Holdings Ltd 14,710 851
Swire Pacific Ltd 34,000 206
$ 2,365
Home Builders - 0 .41%
Barratt Developments PLC 70,216 447
Berkeley Group Holdings PLC
(e)
7,687 407
Daiwa House Industry Co Ltd 41,100 990
Iida Group Holdings Co Ltd 10,120 160
Open House Group Co Ltd 5,600 233
Persimmon PLC 21,920 601
Sekisui Chemical Co Ltd 25,900 370
Sekisui House Ltd 42,300 752
Taylor Wimpey PLC 250,556 411
$ 4,371
Home Furnishings - 1 .02%
Electrolux AB 15,486 241
GN Store Nord AS 9,013 355
Hoshizaki Corp 3,700 218
Panasonic Holdings Corp 151,500 1,390
Rational AG 351 228
SEB SA 1,711 183
Sharp Corp/Japan 16,700 136
Sony Group Corp 86,500 8,113
$ 10,864
Insurance - 4 .80%
Admiral Group PLC 12,342 346
Aegon NV 122,940 655
Ageas SA/NV
(a)
11,152 561
AIA Group Ltd 830,400 8,603
Allianz SE 28,047 5,887
Assicurazioni Generali SpA 75,997 1,383
Aviva PLC
(e)
194,276 1,053
AXA SA
(a)
133,029 3,366
Baloise Holding AG 3,144 535
Dai-ichi Life Holdings Inc 69,000 1,426
Gjensidige Forsikring ASA 13,732 300
Hannover Rueck SE 4,139 634
Insurance Australia Group Ltd 169,273 530
Japan Post Holdings Co Ltd 168,100 1,256
Japan Post Insurance Co Ltd 13,700 228
Legal & General Group PLC 409,979 1,342
M&G PLC 178,530 486
MS&AD Insurance Group Holdings Inc 30,500 970
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
9,620 2,360
NN Group NV 19,644 974
Phoenix Group Holdings PLC 51,477 414
Prudential PLC 188,590 2,459
QBE Insurance Group Ltd 101,629 875
Sampo Oyj 34,247 1,549
Sompo Holdings Inc 21,450 977

Schedule of Investments
International Equity Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Suncorp Group Ltd 86,699 $ 706
Swiss Life Holding AG 2,164 1,227
Swiss Re AG 20,711 1,708
T&D Holdings Inc 36,400 421
Tokio Marine Holdings Inc 43,000 2,502
Tryg A/S 24,723 576
Zurich Insurance Group AG 10,331 4,731
$ 51,040
Internet - 1 .04%
Adevinta ASA - B Shares
(e)
19,953 167
Auto Trader Group PLC
(f)
64,900 483
CyberAgent Inc 29,500 316
Delivery Hero SE
(e),(f)
11,202 432
Grab Holdings Ltd
(a),(e)
74,536 198
Just Eat Takeaway.com NV
(e),(f)
12,547 279
Kakaku.com Inc 9,200 181
M3 Inc 30,300 872
MonotaRO Co Ltd 17,200 251
Prosus NV
(e)
56,958 2,945
Rakuten Group Inc 59,700 334
Scout24 SE
(f)
5,508 342
Sea Ltd ADR
(e)
24,619 2,035
SEEK Ltd 23,087 400
Trend Micro Inc/Japan 9,200 541
United Internet AG 6,660 219
Wix.com Ltd
(e)
3,910 246
Z Holdings Corp 182,700 602
ZOZO Inc 8,600 183
$ 11,026
Investment Companies - 0 .64%
Eurazeo SE 2,991 231
EXOR NV 7,446 550
Groupe Bruxelles Lambert SA 6,980 644
Industrivarden AB - A Shares 8,953 232
Industrivarden AB - C Shares 10,575 274
Investor AB 34,245 715
Investor AB - B Shares 125,108 2,347
Kinnevik AB - B Shares
(e)
16,627 332
L E Lundbergforetagen AB 5,218 257
Melrose Industries PLC 300,247 512
Sofina SA 1,056 249
Washington H Soul Pattinson & Co Ltd 14,867 274
Wendel SE 1,839 189
$ 6,806
Iron & Steel - 0 .55%
ArcelorMittal SA 41,859 1,340
BlueScope Steel Ltd 33,663 436
Fortescue Metals Group Ltd 116,283 1,679
Hitachi Metals Ltd
(e)
14,700 236
JFE Holdings Inc 33,700 415
Mineral Resources Ltd 11,670 531
Nippon Steel Corp 55,577 969
voestalpine AG 7,969 234
$ 5,840
Leisure Products & Services - 0 .16%
Shimano Inc 5,100 894
Yamaha Corp 9,600 395
Yamaha Motor Co Ltd 20,400 413
$ 1,702
Lodging - 0 .30%
Accor SA
(e)
11,687 385
City Developments Ltd 28,200 170
Crown Resorts Ltd
(e)
25,574 235
Galaxy Entertainment Group Ltd 150,000 799
InterContinental Hotels Group PLC 12,635 786
Sands China Ltd
(e)
166,400 318
Whitbread PLC 13,870 476
$ 3,169
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 1 .02%
Epiroc AB - A Shares 45,253 $ 878
Epiroc AB - B Shares 26,778 451
Hitachi Construction Machinery Co Ltd 7,400 173
Hitachi Ltd 66,400 3,445
Komatsu Ltd 63,400 1,576
Mitsubishi Electric Corp 132,600 1,453
Mitsubishi Heavy Industries Ltd 22,000 839
Sandvik AB 73,217 1,505
Siemens Energy AG 29,938 579
$ 10,899
Machinery - Diversified - 2 .03%
Atlas Copco AB - A RDS
(e)
45,981 37
Atlas Copco AB - A Shares 184,446 2,070
Atlas Copco AB - B RDS
(e)
26,720 22
Atlas Copco AB - B Shares 107,181 1,038
CNH Industrial NV 70,267 1,050
Daifuku Co Ltd 7,000 439
FANUC Corp 13,200 2,152
GEA Group AG 10,534 421
Hexagon AB 133,656 1,631
Husqvarna AB 28,765 259
Keyence Corp 13,360 5,312
KION Group AG 4,954 244
Kone Oyj 23,339 1,192
Kornit Digital Ltd
(e)
3,377 142
Kubota Corp 70,200 1,296
Omron Corp 12,800 735
SMC Corp 3,900 2,016
Spirax-Sarco Engineering PLC 5,052 673
Wartsila OYJ Abp 32,505 276
Yaskawa Electric Corp 16,500 572
$ 21,577
Media - 0 .36%
Bollore SE 60,718 324
Informa PLC
(e)
102,671 706
Pearson PLC
(a)
46,800 445
Vivendi SE 49,480 591
Wolters Kluwer NV 18,025 1,778
$ 3,844
Metal Fabrication & Hardware - 0 .19%
MISUMI Group Inc 19,500 438
SKF AB 26,323 466
Tenaris SA 32,425 541
VAT Group AG
(f)
1,853 552
$ 1,997
Mining - 3 .12%
Anglo American PLC 87,288 4,300
Antofagasta PLC 27,078 505
BHP Group Ltd 347,619 10,914
Boliden AB
(e)
18,781 790
Boliden AB
(e)
18,729 30
Evolution Mining Ltd 125,869 343
Glencore PLC
(e)
679,014 4,479
Newcrest Mining Ltd 61,132 1,072
Norsk Hydro ASA 92,347 741
Northern Star Resources Ltd 80,006 508
Rio Tinto Ltd 25,490 2,086
Rio Tinto PLC 77,141 5,597
South32 Ltd 319,332 1,123
Sumitomo Metal Mining Co Ltd 17,000 711
$ 33,199
Miscellaneous Manufacturers - 1 .06%
Alfa Laval AB 20,163 545
Alstom SA 21,788 597
Indutrade AB 18,756 424
JSR Corp 12,600 398
Knorr-Bremse AG 4,980 340
Orica Ltd 28,073 325
Siemens AG 52,530 6,934

Schedule of Investments
International Equity Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Smiths Group PLC 26,585 $ 521
Toshiba Corp 26,700 1,194
$ 11,278
Office & Business Equipment - 0 .35%
Canon Inc 68,700 1,745
FUJIFILM Holdings Corp 24,700 1,360
Ricoh Co Ltd 39,500 332
Seiko Epson Corp 19,200 321
$ 3,758
Oil & Gas - 4 .70%
Aker BP ASA 8,654 373
Ampol Ltd 16,363 388
BP PLC 1,337,156 7,267
DCC PLC 6,771 479
ENEOS Holdings Inc 210,630 848
Eni SpA
(a)
173,312 2,625
Equinor ASA 67,109 2,547
Galp Energia SGPS SA 34,420 449
Idemitsu Kosan Co Ltd 14,281 385
Inpex Corp 71,300 915
Lundin Energy AB 13,742 659
Neste Oyj 29,050 1,334
OMV AG 10,112 591
Repsol SA 99,639 1,599
Santos Ltd 220,944 1,286
Shell PLC 522,460 15,452
TotalEnergies SE 170,248 10,076
Woodside Energy Group Ltd 129,027 2,722
$ 49,995
Pharmaceuticals - 9 .13%
Amplifon SpA 8,549 295
Astellas Pharma Inc 127,800 2,041
AstraZeneca PLC 106,395 14,062
Bayer AG 67,460 4,827
Chugai Pharmaceutical Co Ltd 46,200 1,263
Daiichi Sankyo Co Ltd 120,300 3,190
Eisai Co Ltd 17,200 708
Euroapi SA
(e)
1 —
Grifols SA 20,482 431
GSK PLC 349,079 7,610
Hikma Pharmaceuticals PLC 11,921 255
Ipsen SA 2,589 259
Kobayashi Pharmaceutical Co Ltd 3,600 241
Kyowa Kirin Co Ltd 18,500 399
Merck KGaA 8,874 1,673
Nippon Shinyaku Co Ltd 3,300 204
Novartis AG 150,449 13,667
Novo Nordisk A/S 115,632 12,841
Ono Pharmaceutical Co Ltd 25,400 672
Orion Oyj 7,302 300
Otsuka Holdings Co Ltd 26,800 893
Recordati Industria Chimica e Farmaceutica SpA 7,179 322
Roche Holding AG
(a)
1,833 716
Roche Holding AG 48,243 16,441
Sanofi 78,089 8,356
Shionogi & Co Ltd 18,200 970
Takeda Pharmaceutical Co Ltd 103,300 2,968
Teva Pharmaceutical Industries Ltd ADR
(e)
75,762 689
UCB SA 8,681 766
$ 97,059
Pipelines - 0 .06%
APA Group 81,020 660
Private Equity - 0 .36%
3i Group PLC 66,829 1,069
Capitaland Investment Ltd/Singapore 178,800 514
EQT AB 20,317 596
Partners Group Holding AG 1,558 1,677
$ 3,856
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .27%
Aroundtown SA 68,603 $ 322
Azrieli Group Ltd
(a)
2,913 219
CK Asset Holdings Ltd 138,132 901
Daito Trust Construction Co Ltd 4,400 389
ESR Cayman Ltd
(e),(f)
138,200 409
Fastighets AB Balder
(e)
43,212 313
Hang Lung Properties Ltd 139,000 260
Henderson Land Development Co Ltd 99,982 424
Hongkong Land Holdings Ltd 78,399 363
Hulic Co Ltd 26,300 215
LEG Immobilien SE 5,001 515
Mitsubishi Estate Co Ltd 81,100 1,206
Mitsui Fudosan Co Ltd 62,700 1,371
New World Development Co Ltd 103,750 395
Nomura Real Estate Holdings Inc 8,100 202
REA Group Ltd 3,628 291
Sagax AB 13,069 356
Sino Land Co Ltd 235,073 333
Sumitomo Realty & Development Co Ltd 21,200 571
Sun Hung Kai Properties Ltd 99,000 1,210
Swire Properties Ltd 80,200 196
Swiss Prime Site AG 5,267 530
UOL Group Ltd 31,900 173
Vonovia SE 47,995 1,831
Wharf Real Estate Investment Co Ltd 115,000 555
$ 13,550
REITs - 1 .35%
Ascendas Real Estate Investment Trust 230,550 469
British Land Co PLC/The 60,461 400
CapitaLand Integrated Commercial Trust 362,938 579
Covivio 3,249 237
Daiwa House REIT Investment Corp 151 373
Dexus 73,856 555
Gecina SA 3,154 371
GLP J-Reit 292 376
Goodman Group 115,458 1,699
GPT Group/The 131,539 453
Japan Metropolitan Fund Invest 479 406
Japan Real Estate Investment Corp 86 426
Klepierre SA 14,773 337
Land Securities Group PLC 48,370 467
Link REIT 144,800 1,309
Mapletree Commercial Trust 159,700 207
Mapletree Logistics Trust 224,700 268
Mirvac Group 270,736 439
Nippon Building Fund Inc 105 570
Nippon Prologis REIT Inc
(e)
146 390
Nomura Real Estate Master Fund Inc
(e)
291 380
Scentre Group 356,414 733
Segro PLC 82,570 1,153
Stockland 163,923 470
Unibail-Rodamco-Westfield
(e)
8,091 567
Vicinity Centres 265,706 360
Warehouses De Pauw CVA 10,213 376
$ 14,370
Retail - 1 .62%
Chow Tai Fook Jewellery Group Ltd 137,400 238
Cie Financiere Richemont SA 35,844 3,989
Domino's Pizza Enterprises Ltd 4,159 205
Fast Retailing Co Ltd 4,000 1,922
H & M Hennes & Mauritz AB
(a)
50,150 692
Industria de Diseno Textil SA 74,904 1,806
JD Sports Fashion PLC
(e)
177,099 274
Kingfisher PLC 140,747 467
McDonald's Holdings Co Japan Ltd
(a)
5,900 230
Moncler SpA 14,094 678
Next PLC 9,083 742
Nitori Holdings Co Ltd 5,500 554
Pan Pacific International Holdings Corp 26,300 403

Schedule of Investments
International Equity Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Pandora A/S 6,525 $ 527
Reece Ltd 15,526 177
Swatch Group AG/The - BR 1,986 511
Swatch Group AG/The - REG 3,604 176
USS Co Ltd 15,100 275
Welcia Holdings Co Ltd 6,400 129
Wesfarmers Ltd 77,879 2,634
Zalando SE
(e),(f)
15,293 622
$ 17,251
Semiconductors - 2 .89%
Advantest Corp 13,200 900
ASM International NV 3,215 997
ASML Holding NV 27,912 16,062
Hamamatsu Photonics KK 9,700 452
Infineon Technologies AG 89,674 2,795
Lasertec Corp 5,100 738
Renesas Electronics Corp
(e)
86,700 1,013
Rohm Co Ltd 6,000 490
STMicroelectronics NV 46,931 1,879
SUMCO Corp 24,000 387
Tokyo Electron Ltd 10,200 4,675
Tower Semiconductor Ltd
(e)
7,489 369
$ 30,757
Shipbuilding - 0 .02%
Kongsberg Gruppen ASA 6,139 220
Software - 1 .42%
AVEVA Group PLC 8,281 238
Capcom Co Ltd 12,200 344
Dassault Systemes SE 45,798 1,931
Embracer Group AB
(e)
43,864 399
Koei Tecmo Holdings Co Ltd 3,960 140
Konami Holdings Corp 6,400 433
Nemetschek SE 3,965 284
Nexon Co Ltd 33,900 836
Oracle Corp Japan 2,600 157
Sage Group PLC/The 69,900 578
SAP SE 71,705 7,188
Sinch AB
(e),(f)
38,296 185
Square Enix Holdings Co Ltd 5,900 292
Temenos AG 4,363 424
TIS Inc 15,500 404
Ubisoft Entertainment SA
(e)
6,446 339
WiseTech Global Ltd 10,083 304
Xero Ltd
(e)
9,241 591
$ 15,067
Telecommunications - 3 .44%
BT Group PLC 477,142 1,125
Deutsche Telekom AG 222,566 4,579
Elisa Oyj 9,766 553
Hikari Tsushin Inc 1,400 158
HKT Trust & HKT Ltd 259,980 358
KDDI Corp 110,600 3,858
Koninklijke KPN NV 226,835 826
Nice Ltd
(e)
4,333 862
Nippon Telegraph & Telephone Corp 82,000 2,505
Nokia OYJ 371,592 1,868
Orange SA 136,995 1,715
Proximus SADP 10,417 180
Singapore Telecommunications Ltd 566,900 1,068
SoftBank Corp 197,200 2,272
SoftBank Group Corp 82,700 3,425
Spark New Zealand Ltd 128,370 406
Swisscom AG 1,778 1,051
Tele2 AB 38,977 477
Telecom Italia SpA/Milano 684,221 219
Telefonaktiebolaget LM Ericsson 200,425 1,628
Telefonica Deutschland Holding AG 71,489 228
Telefonica SA 357,153 1,942
Telenor ASA 48,048 663
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telia Co AB 182,537 $ 748
Telstra Corp Ltd 282,360 785
Vodafone Group PLC 1,849,890 3,046
$ 36,545
Toys, Games & Hobbies - 0 .42%
Bandai Namco Holdings Inc 13,800 1,025
Nintendo Co Ltd 7,600 3,393
$ 4,418
Transportation - 1 .69%
AP Moller - Maersk A/S - A 216 623
AP Moller - Maersk A/S - B 368 1,078
Aurizon Holdings Ltd 126,398 364
Central Japan Railway Co 10,000 1,239
Deutsche Post AG 68,066 2,817
DSV A/S 13,185 2,168
East Japan Railway Co 20,800 1,066
Getlink SE 30,213 582
Hankyu Hanshin Holdings Inc 15,700 421
Keio Corp 7,000 234
Keisei Electric Railway Co Ltd 9,400 245
Kintetsu Group Holdings Co Ltd 11,800 345
Kuehne + Nagel International AG 3,730 986
Mitsui OSK Lines Ltd 23,500 624
MTR Corp Ltd 106,500 574
NIPPON EXPRESS HOLDINGS INC 5,300 308
Nippon Yusen KK 11,100 918
Odakyu Electric Railway Co Ltd 20,200 267
Poste Italiane SpA
(f)
35,875 389
SG Holdings Co Ltd 19,900 359
SITC International Holdings Co Ltd 92,000 347
Tobu Railway Co Ltd 13,000 292
Tokyu Corp 36,400 413
West Japan Railway Co 15,000 554
Yamato Holdings Co Ltd 20,000 346
ZIM Integrated Shipping Services Ltd 5,758 367
$ 17,926
Water - 0 .24%
Severn Trent PLC 17,186 631
United Utilities Group PLC 46,823 624
Veolia Environnement SA 45,645 1,278
$ 2,533
TOTAL COMMON STOCKS $ 1,027,547
PREFERRED STOCKS - 0 .45 % Shares Held Value (000's)
Automobile Manufacturers - 0 .31%
Bayerische Motoren Werke AG 5.82% 3,960 $ 311
Porsche Automobil Holding SE 2.56% 10,514 861
Volkswagen AG 7.56% 12,743 2,127
$ 3,299
Consumer Products - 0 .08%
Henkel AG & Co KGaA 1.85% 12,233 838
Electronics - 0 .06%
Sartorius AG 1.26% 1,673 676
TOTAL PREFERRED STOCKS $ 4,813
Total Investments $ 1,099,352
Other Assets and Liabilities -  (3.36)% (35,787)
TOTAL NET ASSETS - 100.00% $ 1,063,565
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $41,816 or 3.93% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $43,870 or 4.12% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
International Equity Index Fund
May 31, 2022 (unaudited)
See accompanying notes.

(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,419 or 1.54% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Location Percent
Japan 21 .22%
United Kingdom 14 .77%
France 10 .66%
Switzerland 10 .51%
Germany 7 .83%
Australia 7 .67%
United States 6 .30%
Netherlands 4 .41%
Sweden 3 .29%
Hong Kong 2 .88%
Denmark 2 .57%
Spain 2 .49%
Italy 1 .96%
Singapore 1 .38%
Finland 1 .17%
Ireland 0 .94%
Belgium 0 .84%
Norway 0 .78%
Israel 0 .71%
Luxembourg 0 .29%
New Zealand 0 .23%
Austria 0 .19%
Portugal 0 .17%
Chile 0 .05%
Macao 0 .03%
Jordan 0 .02%
Other Assets and Liabilities
( 3 .36 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 10,018 $ 463,533 $ 442,885 $ 30,666
$ 10,018 $ 463,533 $ 442,885 $ 30,666
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2022 Long 19 $ 1,935 $ 30
Total $ 30
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .49 % Shares Held Value (000's)
Money Market Funds - 4 .49%
BlackRock Liquidity FedFund - Institutional
Class 0.72%
(a),(b)
5,213,412 $ 5,214
Principal Government Money Market Fund -
Institutional Class 0.57%
(a),(b),(c)
30,032,366 30,032
$ 35,246
TOTAL INVESTMENT COMPANIES $ 35,246
COMMON STOCKS - 96 .83 % Shares Held Value (000's)
Advertising - 0 .31%
Stroeer SE & Co KGaA 43,464 $ 2,429
Aerospace & Defense - 1 .23%
Rheinmetall AG 25,662 5,189
Saab AB 103,921 4,421
$ 9,610
Agriculture - 0 .34%
First Resources Ltd 1,871,000 2,647
Apparel - 0 .54%
Dr. Martens Plc 999,159 2,721
Yue Yuen Industrial Holdings Ltd
(d)
1,062,500 1,544
$ 4,265
Automobile Manufacturers - 0 .74%
Hino Motors Ltd 299,500 1,675
Mazda Motor Corp 488,600 4,151
$ 5,826
Automobile Parts & Equipment - 1 .40%
CIE Automotive SA 95,835 2,448
Faurecia SE 128,608 3,578
Toyoda Gosei Co Ltd 149,500 2,364
Toyota Boshoku Corp 159,800 2,582
$ 10,972
Banks - 5 .17%
Banca Mediolanum SpA 517,648 4,087
Banco de Sabadell SA 5,377,215 4,823
Bank of Ireland Group PLC 1,098,579 7,422
BAWAG Group AG
(d),(e)
99,725 5,102
Bendigo & Adelaide Bank Ltd 514,125 3,846
BPER Banca 2,096,967 4,323
Chiba Bank Ltd/The 718,200 3,734
Fukuoka Financial Group Inc 281,700 4,852
Paragon Banking Group PLC 385,286 2,388
$ 40,577
Beverages - 0 .72%
Royal Unibrew A/S 64,586 5,667
Biotechnology - 0 .05%
Cellectis SA ADR
(d),(f)
117,012 423
Building Materials - 1 .12%
Ibstock PLC
(e)
706,303 1,655
ROCKWOOL A/S 15,111 4,198
Wienerberger AG 107,176 2,963
$ 8,816
Chemicals - 1 .76%
ADEKA Corp 179,300 3,503
Incitec Pivot Ltd 920,560 2,320
K+S AG 27,799 782
Kureha Corp 71,600 5,676
Methanex Corp 30,250 1,495
$ 13,776
Commercial Services - 2 .51%
Hays PLC 2,942,292 4,544
Loomis AB 139,201 3,523
M&A Capital Partners Co Ltd
(d)
46,100 1,228
Persol Holdings Co Ltd 228,400 4,426
Rentokil Initial PLC 201,790 1,286
Sdiptech AB
(d),(f)
45,531 1,477
Sixt SE 23,988 3,240
$ 19,724
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4 .73%
BayCurrent Consulting Inc 14,100 $ 4,430
BIPROGY Inc 112,400 2,456
Computacenter PLC 101,386 3,243
CyberArk Software Ltd
(d)
31,910 4,432
GB Group PLC 460,146 3,225
Internet Initiative Japan Inc 153,200 5,622
Keywords Studios PLC 118,805 3,510
S&T AG
(f)
78,739 1,354
Serco Group PLC 1,292,100 2,872
Sopra Steria Group SACA 24,340 4,349
Teleperformance 4,756 1,579
$ 37,072
Distribution & Wholesale - 2 .24%
Rexel SA 203,223 4,325
RS GROUP PLC 490,818 5,990
Seven Group Holdings Ltd 227,218 3,057
Toromont Industries Ltd 47,304 4,196
$ 17,568
Diversified Financial Services - 3 .46%
Euronext NV
(e)
52,486 4,547
IG Group Holdings PLC 524,310 4,722
Man Group PLC/Jersey 1,529,632 4,935
OSB Group PLC 472,237 3,089
SBI Holdings Inc/Japan 146,300 2,968
St James's Place PLC 264,989 4,322
Zenkoku Hosho Co Ltd 76,700 2,546
$ 27,129
Electric - 3 .99%
BKW AG 23,424 2,670
Boralex Inc 151,200 4,615
Capital Power Corp 185,100 6,653
Encavis AG 119,134 2,589
Hera SpA 1,475,605 5,495
Northland Power Inc 150,400 4,561
Sembcorp Industries Ltd 2,266,700 4,707
$ 31,290
Electrical Components & Equipment - 1 .66%
Nexans SA 30,396 3,055
Prysmian SpA 143,602 4,638
Signify NV
(e)
134,038 5,344
$ 13,037
Electronics - 0 .48%
Comet Holding AG 13,006 2,551
Halma PLC 43,524 1,223
$ 3,774
Engineering & Construction - 3 .62%
Arcadis NV 71,387 2,828
Balfour Beatty PLC 982,358 3,217
Downer EDI Ltd 1,007,625 4,125
EXEO Group Inc 215,900 3,457
Kumagai Gumi Co Ltd 58,500 1,194
Kyudenko Corp 62,700 1,299
Mirait Holdings Corp 194,200 2,438
SPIE SA 206,018 5,017
Stantec Inc 106,900 4,855
$ 28,430
Entertainment - 2 .25%
CTS Eventim AG & Co KGaA
(d)
69,586 4,480
Entain PLC
(d)
221,291 4,086
Sega Sammy Holdings Inc 409,900 7,599
Tokyotokeiba Co Ltd 51,700 1,486
$ 17,651
Environmental Control - 0 .33%
TRE Holdings Corp 148,400 2,576
Food - 4 .16%
AAK AB 223,340 3,835
Cranswick PLC 68,108 2,615
Empire Co Ltd 172,000 5,636

Schedule of Investments
International Small Company Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
GrainCorp Ltd 602,544 $ 4,244
J Sainsbury PLC 1,228,362 3,533
Morinaga Milk Industry Co Ltd 103,100 3,706
Sonae SGPS SA 3,143,345 3,726
Toyo Suisan Kaisha Ltd 143,400 5,365
$ 32,660
Forest Products & Paper - 0 .60%
Sumitomo Forestry Co Ltd 305,400 4,685
Hand & Machine Tools - 0 .61%
Amada Co Ltd 599,200 4,801
Healthcare - Products - 0 .65%
Carl Zeiss Meditec AG 6,833 914
Tecan Group AG 12,996 4,217
$ 5,131
Healthcare - Services - 0 .17%
ICON PLC
(d)
6,088 1,362
Holding Companies - Diversified - 0 .41%
Swire Pacific Ltd 533,500 3,237
Home Builders - 0 .45%
Redrow PLC 525,935 3,525
Insurance - 1 .59%
ASR Nederland NV 173,778 7,912
Conduit Holdings Ltd 120,947 518
SCOR SE
(f)
153,534 4,035
$ 12,465
Internet - 2 .31%
Criteo SA ADR
(d)
111,001 2,877
Future PLC 171,544 4,280
Scout24 SE
(e)
52,522 3,258
SMS Co Ltd 95,200 2,199
Trend Micro Inc/Japan 93,500 5,497
$ 18,111
Iron & Steel - 0 .57%
APERAM SA 37,733 1,563
Salzgitter AG 70,674 2,896
$ 4,459
Leisure Products & Services - 1 .19%
BRP Inc 65,700 5,107
Thule Group AB
(e)
127,036 4,261
$ 9,368
Lodging - 0 .80%
City Developments Ltd 403,800 2,430
Whitbread PLC 111,122 3,813
$ 6,243
Machinery - Construction & Mining - 0 .56%
Weir Group PLC/The 217,962 4,369
Machinery - Diversified - 1 .76%
ATS Automation Tooling Systems Inc
(d)
106,800 3,135
CKD Corp 188,700 2,710
IMI PLC 272,185 4,841
KION Group AG 63,839 3,146
$ 13,832
Media - 0 .61%
Nine Entertainment Co Holdings Ltd 3,050,522 4,798
Metal Fabrication & Hardware - 0 .79%
Hanwa Co Ltd 87,200 2,015
VAT Group AG
(e)
13,957 4,155
$ 6,170
Mining - 4 .89%
Allkem Ltd
(d)
679,221 6,609
Capstone Mining Corp
(d)
700,500 2,653
Constellium SE
(d)
261,386 4,415
Eramet SA 18,053 2,736
IGO Ltd 525,913 4,716
Lynas Rare Earths Ltd
(d)
423,698 2,970
Pilbara Minerals Ltd
(d)
468,936 983
SSR Mining Inc 316,234 6,150
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Wesdome Gold Mines Ltd
(d)
211,100 $ 1,941
Yamana Gold Inc 964,100 5,183
$ 38,356
Miscellaneous Manufacturers - 1 .57%
Aalberts NV 117,456 5,820
Trelleborg AB 279,691 6,531
$ 12,351
Office & Business Equipment - 0 .43%
Canon Marketing Japan Inc 145,200 3,397
Oil & Gas - 4 .29%
Ampol Ltd 197,682 4,688
ARC Resources Ltd 321,200 4,838
Birchcliff Energy Ltd 261,700 2,359
Crescent Point Energy Corp 745,700 6,603
Lundin Energy AB 103,620 4,972
Tourmaline Oil Corp 86,900 5,364
Whitecap Resources Inc 545,900 4,855
$ 33,679
Packaging & Containers - 2 .44%
DS Smith PLC 1,235,802 4,775
Orora Ltd 1,859,533 5,209
Rengo Co Ltd 563,700 3,044
SIG Group AG
(d)
280,338 6,127
$ 19,155
Pharmaceuticals - 3 .40%
ALK-Abello A/S
(d)
167,060 3,332
CVS Group PLC 212,586 4,806
Dechra Pharmaceuticals PLC 114,989 5,271
Galenica AG
(e)
33,662 2,523
Nippon Shinyaku Co Ltd 66,700 4,117
Ship Healthcare Holdings Inc 92,100 1,635
Suzuken Co Ltd/Aichi Japan 117,700 3,209
Towa Pharmaceutical Co Ltd 93,600 1,742
$ 26,635
Pipelines - 0 .37%
Gaztransport Et Technigaz SA 22,257 2,919
Private Equity - 0 .68%
Intermediate Capital Group PLC 268,993 5,341
Real Estate - 2 .23%
CA Immobilien Anlagen AG 65,371 2,182
Castellum AB 284,370 5,530
PSP Swiss Property AG 39,564 4,715
Tokyu Fudosan Holdings Corp 981,200 5,062
$ 17,489
REITs - 7 .83%
Aedifica SA
(d)
1,724 200
CDL Hospitality Trusts 55,014 50
Centuria Industrial REIT 1,334,790 3,280
Charter Hall Group 559,670 5,322
Cofinimmo SA 18,845 2,462
Derwent London PLC 72,296 2,709
First Capital Real Estate Investment Trust 251,700 3,102
Frasers Logistics & Commercial Trust 4,575,400 4,535
GLP J-Reit 2,981 3,837
Granite Real Estate Investment Trust 58,400 4,206
Japan Hotel REIT Investment Corp 8,118 4,201
Japan Prime Realty Investment Corp 868 2,769
Klepierre SA 187,366 4,277
Lendlease Global Commercial REIT 1,355,200 810
Mapletree Industrial Trust 386,885 699
Mitsui Fudosan Logistics Park Inc 932 4,020
Safestore Holdings PLC 249,249 3,572
Summit Industrial Income REIT 208,200 3,167
Tritax Big Box REIT PLC 1,779,930 4,566
Warehouses De Pauw CVA 97,935 3,609
$ 61,393

Schedule of Investments
International Small Company Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3 .27%
ABC-Mart Inc 51,100 $ 2,178
B&M European Value Retail SA 846,460 4,155
Eagers Automotive Ltd 323,736 2,517
Grafton Group PLC 303,590 3,585
JD Sports Fashion PLC
(d)
2,697,850 4,168
KOMEDA Holdings Co Ltd 110,400 1,903
Moncler SpA 21,917 1,055
Super Retail Group Ltd 515,643 3,489
WH Smith PLC
(d)
130,761 2,628
$ 25,678
Semiconductors - 3 .45%
Alphawave IP Group PLC
(d),(f)
572,547 1,268
ASM International NV 4,741 1,470
Japan Material Co Ltd 178,200 2,466
Nova Ltd
(d)
48,089 5,108
Tokyo Ohka Kogyo Co Ltd 44,500 2,531
Tower Semiconductor Ltd
(d)
188,199 9,083
Ulvac Inc 121,300 5,110
$ 27,036
Software - 2 .19%
CompuGroup Medical SE & Co KgaA 36,620 2,065
Descartes Systems Group Inc/The
(d)
81,000 4,806
Open Text Corp 32,800 1,344
Pro Medicus Ltd
(f)
107,387 3,234
Sophia Genetics SA
(d),(f)
72,908 306
TIS Inc 207,200 5,403
$ 17,158
Telecommunications - 1 .31%
Bezeq The Israeli Telecommunication Corp Ltd 4,089,322 6,324
Eutelsat Communications SA 329,724 3,916
$ 10,240
Transportation - 2 .60%
ComfortDelGro Corp Ltd 2,876,600 3,011
Kamigumi Co Ltd 265,500 5,264
NIPPON EXPRESS HOLDINGS INC 78,800 4,577
Sankyu Inc 114,100 3,415
TFI International Inc 49,900 4,098
$ 20,365
TOTAL COMMON STOCKS $ 759,667
Total Investments $ 794,913
Other Assets and Liabilities -  (1.32)% (10,390)
TOTAL NET ASSETS - 100.00% $ 784,523
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,014 or 2.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $30,845 or 3.93% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,433 or 1.20% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 22 .08%
United Kingdom 15 .77%
Canada 12 .09%
Australia 7 .96%
France 6 .04%
United States 5 .27%
Sweden 4 .40%
Germany 3 .94%
Netherlands 3 .56%
Switzerland 3 .47%
Israel 3 .19%
Italy 2 .49%
Singapore 2 .42%
Ireland 2 .03%
Denmark 1 .68%
Austria 1 .48%
Spain 0 .92%
Belgium 0 .80%
Hong Kong 0 .60%
Portugal 0 .48%
Malaysia 0 .38%
Luxembourg 0 .20%
Bermuda 0 .07%
Other Assets and Liabilities
( 1 .32 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 36,399 $ 466,885 $ 473,252 $ 30,032
$ 36,399 $ 466,885 $ 473,252 $ 30,032
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 7 $ — $ — $ —
$ 7 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .14 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .14%
iShares Short-Term National Muni Bond ETF 1,000 $ 105
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
839 45
VanEck High Yield Muni ETF 341 19
VanEck Short High Yield Muni ETF 1,000 23
$ 192
TOTAL INVESTMENT COMPANIES $ 192
MUNICIPAL BONDS - 106 .01%
Principal
Amount (000's) Value (000's)
Alabama - 2 .57%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 1,647
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
855 866
5.25%, 05/01/2044
(a)
1,000 1,013
$ 3,526
Arizona - 4 .72%
Arizona Industrial Development Authority
7.25%, 01/01/2054
(a)
1,000 659
Maricopa County Industrial Development
Authority
4.00%, 10/15/2047
(a)
2,000 1,833
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,645
Salt Verde Financial Corp
5.00%, 12/01/2032 1,200 1,340
$ 6,477
Arkansas - 0 .73%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(a)
1,000 1,005
California - 3 .40%
Bay Area Toll Authority
2.60%, 04/01/2056 750 547
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,024
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,018
City of Los Angeles Department of Airports
5.00%, 05/15/2035
(b)
800 901
5.00%, 05/15/2036
(b)
714 803
La Verne Public Financing Authority
7.25%, 09/01/2026 370 371
$ 4,664
Colorado - 6 .88%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 1,010
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,260
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,044
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,031
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(b),(c)
683 733
4.00%, 12/15/2036
(b),(c)
1,820 1,942
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 500
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
2,000 1,905
$ 9,425
Connecticut - 1 .34%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
1,800 1,832
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Delaware - 0 .85%
Delaware River & Bay Authority
5.00%, 01/01/2033
(d)
$ 1,000 $ 1,159
District of Columbia - 1 .54%
District of Columbia
4.00%, 07/01/2039 1,000 987
5.50%, 02/28/2037 1,000 1,127
$ 2,114
Florida - 5 .03%
Florida Development Finance Corp
7.38%, 01/01/2049
(a)
2,250 2,272
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(b)
2,999 3,179
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,221
Orange County Housing Finance Authority
7.00%, 10/01/2025 225 226
$ 6,898
Georgia - 1 .40%
George L Smith II Congress Center Authority
5.00%, 01/01/2054
(a)
2,000 1,918
Illinois - 11 .44%
City of Chicago IL
5.50%, 01/01/2049 1,000 1,069
6.00%, 01/01/2038 1,900 2,070
7.46%, 02/15/2026 1,456 1,363
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 799
5.00%, 01/01/2039 1,200 1,251
Illinois Finance Authority
0.00%, 12/01/2042
(e)
94 2
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(b)
4,991 5,279
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,048
5.00%, 06/15/2057 500 530
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
1,000 1,097
State of Illinois
5.50%, 07/01/2027 1,150 1,180
$ 15,688
Indiana - 0 .23%
Town of Shoals IN
7.25%, 11/01/2043 300 310
Iowa - 0 .78%
Iowa Finance Authority
5.00%, 12/01/2050
(f)
1,000 1,070
Kentucky - 1 .46%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 1,002
County of Meade KY
0.90%, 08/01/2061
(f)
1,000 1,000
$ 2,002
Louisiana - 5 .93%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 980
4.40%, 11/01/2044
(a)
905 844
5.50%, 11/01/2039
(a)
800 835
5.65%, 11/01/2037
(a)
1,000 1,058
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,432

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Parish of St John the Baptist LA
2.10%, 06/01/2037
(f)
$ 1,000 $ 975
$ 8,124
Maine - 1 .97%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,029
8.00%, 12/01/2051
(a)
2,000 1,668
$ 2,697
Maryland - 0 .45%
City of Westminster MD
6.25%, 07/01/2044 600 622
Michigan - 2 .87%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,039
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 870 879
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,020
5.00%, 11/15/2049 1,000 993
$ 3,931
Mississippi - 0 .43%
County of Lowndes MS
2.65%, 04/01/2037
(f)
600 585
Missouri - 0 .77%
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,051
Montana - 2 .28%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,424
County of Gallatin MT
4.00%, 10/15/2046
(a)
2,000 1,700
$ 3,124
Nevada - 1 .69%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(b)
1,396 1,541
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
962 781
$ 2,322
New Hampshire - 1 .51%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(f)
1,000 908
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,167
$ 2,075
New Jersey - 5 .49%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 261
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 537
5.00%, 06/15/2047 500 527
5.25%, 06/15/2040 55 60
5.25%, 06/15/2040 945 988
5.63%, 11/15/2030 1,500 1,526
5.75%, 09/15/2027 500 502
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,085
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,034
$ 7,520
New York - 9 .81%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 150 158
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Bridge Authority
4.00%, 01/01/2046 $ 725 $ 730
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,069
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 933
4.00%, 10/01/2030 1,000 995
4.00%, 12/01/2041 1,250 1,232
4.00%, 04/30/2053 1,000 922
5.00%, 01/01/2036 1,000 1,033
5.38%, 08/01/2036 1,000 1,085
Suffolk Tobacco Asset Securitization Corp
4.00%, 06/01/2050 640 642
Westchester County Local Development Corp
5.00%, 07/01/2041
(a)
1,000 977
5.00%, 07/01/2056
(a)
1,250 1,167
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(a)
1,340 1,255
4.13%, 12/01/2041
(a)
1,500 1,258
$ 13,456
Ohio - 3 .12%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 250 254
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
1,000 859
4.50%, 12/01/2055
(a)
1,000 892
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(a)
1,500 1,143
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 1,002
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(e),(g)
1,000 130
$ 4,280
Oklahoma - 1 .51%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,022
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,044
$ 2,066
Oregon - 0 .05%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 73
Pennsylvania - 4 .26%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 512
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042 1,000 1,093
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,121
5.00%, 06/01/2035 1,000 1,098
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,006
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,015
$ 5,845
Puerto Rico - 0 .99%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
53 49
0.00%, 07/01/2033
(e)
133 79
0.00%, 11/01/2043
(e),(f)
515 266
4.00%, 07/01/2033 103 101
4.00%, 07/01/2035 93 90
4.00%, 07/01/2037 80 77

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Commonwealth of Puerto Rico   (continued)
4.00%, 07/01/2041 $ 108 $ 103
4.00%, 07/01/2046 113 105
5.38%, 07/01/2025 115 121
5.63%, 07/01/2027 114 124
5.63%, 07/01/2029 112 124
5.75%, 07/01/2031 109 123
$ 1,362
South Carolina - 2 .21%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 500
6.50%, 06/01/2051
(a)
3,000 2,525
$ 3,025
South Dakota - 0 .36%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 494
Tennessee - 2 .74%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,085
5.00%, 10/01/2035 500 513
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,600 1,375
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 782
$ 3,755
Texas - 6 .84%
City of Houston TX Airport System Revenue
4.00%, 07/15/2041 1,500 1,335
North Texas Tollway Authority
5.00%, 01/01/2045 615 644
5.00%, 01/01/2048 500 533
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
2,000 1,777
4.00%, 01/01/2050
(a)
3,500 2,915
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 1,730 1,863
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 313
$ 9,380
Utah - 0 .95%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,308
Vermont - 0 .95%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(f)
1,300 1,306
Virgin Islands - 0 .74%
Matching Fund Special Purpose Securitization
Corp
5.00%, 10/01/2039 1,000 1,016
Virginia - 1 .69%
Virginia Small Business Financing Authority
4.00%, 12/01/2036 590 554
4.00%, 01/01/2039
(d)
800 796
4.00%, 01/01/2048 1,000 959
$ 2,309
Washington - 0 .67%
Washington State Housing Finance Commission
3.50%, 12/20/2035 986 921
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 3 .36%
Public Finance Authority
4.00%, 09/30/2051 $ 1,165 $ 1,075
5.00%, 01/01/2024 500 517
5.00%, 12/01/2025 1,200 1,284
5.00%, 09/01/2039
(a)
1,000 1,017
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 35 33
6.00%, 07/01/2028 170 133
6.50%, 07/01/2033 300 215
7.00%, 07/01/2043 500 335
$ 4,609
TOTAL MUNICIPAL BONDS $ 145,344
Total Investments $ 145,536
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.35)%
Notes with interest rates of 0.82% - 0.98% at May
31, 2022 and contractual maturity of collateral
from 2024-2036.
(h)
$ (8,700) (8,700)
Total Net Investments $ 136,836
Other Assets and Liabilities -  0.20% 274
TOTAL NET ASSETS - 100.00% $ 137,110
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,277 or 38.86% of net assets.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security purchased on a when-issued basis.
(e) Non-income producing security
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
May 31, 2022.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 90 .35%
General Obligation Unlimited 4 .71%
Tax Allocation 3 .98%
Insured 2 .75%
Special Assessment 1 .00%
Certificate Participation 0 .99%
General Obligation Limited 0 .92%
Prerefunded 0 .76%
Special Tax 0 .36%
Notes 0 .19%
Investment Companies 0 .14%
Liability For Floating Rate Notes Issued ( 6 .35 ) %
Other Assets and Liabilities
0 .20%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .68 % Shares Held Value (000's)
Money Market Funds - 2 .68%
Principal Government Money Market Fund -
Institutional Class 0.57%
(a),(b)
67,178,434 $ 67,178
TOTAL INVESTMENT COMPANIES $ 67,178
COMMON STOCKS - 95 .54 % Shares Held Value (000's)
Aerospace & Defense - 1 .20%
Bharat Electronics Ltd 9,934,800 $ 29,952
Agriculture - 0 .61%
Tongwei Co Ltd 2,260,560 15,229
Automobile Manufacturers - 0 .97%
Kia Corp 351,700 24,262
Automobile Parts & Equipment - 0 .60%
Fangda Special Steel Technology Co Ltd 12,090,200 14,896
Banks - 17 .52%
Absa Group Ltd 1,750,300 20,562
Agricultural Bank of China Ltd 38,328,000 14,595
Banco do Brasil SA 4,113,000 31,631
Bank Mandiri Persero Tbk PT 16,308,000 9,515
Bank of Chengdu Co Ltd 10,929,400 25,012
Bank of China Ltd 129,567,400 51,797
China Construction Bank Corp 59,984,000 44,467
China Merchants Bank Co Ltd 5,866,500 37,105
FirstRand Ltd 8,959,500 41,481
Grupo Financiero Banorte SAB de CV 5,922,100 38,285
ICICI Bank Ltd 2,195,000 21,139
Industrial & Commercial Bank of China Ltd 23,376,800 13,999
Nedbank Group Ltd 1,004,100 15,221
Sberbank of Russia PJSC ADR
(c)
3,419,500 —
SCB X PCL 4,976,000 16,213
Shinhan Financial Group Co Ltd 753,500 26,230
State Bank of India 3,417,800 20,441
Woori Financial Group Inc 897,500 10,810
$ 438,503
Beverages - 0 .58%
Ambev SA 4,872,900 14,488
Building Materials - 0 .60%
Xinyi Glass Holdings Ltd 5,895,200 14,901
Chemicals - 9 .01%
Anhui Guangxin Agrochemical Co Ltd 3,562,676 20,069
Anhui Jinhe Industrial Co Ltd 2,424,986 13,091
Beijing Easpring Material Technology Co Ltd 666,929 6,931
Coromandel International Ltd 1,465,600 17,781
Formosa Plastics Corp 4,417,300 15,930
Kumho Petrochemical Co Ltd 73,043 9,413
Lier Chemical Co Ltd 2,868,842 9,865
LOTTE Fine Chemical Co Ltd 143,100 9,664
Luxi Chemical Group Co Ltd
(c)
6,142,996 17,702
Ningxia Baofeng Energy Group Co Ltd 6,748,933 15,686
SABIC Agri-Nutrients Co 312,000 12,220
Sasol Ltd
(c)
1,018,700 26,643
Satellite Chemical Co Ltd 4,241,423 24,968
Shandong Hualu Hengsheng Chemical Co Ltd 5,737,966 25,581
$ 225,544
Coal - 2 .54%
China Shenhua Energy Co Ltd 10,934,900 36,519
Shaanxi Coal Industry Co Ltd 9,514,168 26,991
$ 63,510
Computers - 4 .44%
Asia Vital Components Co Ltd
(c)
3,222,000 12,434
Asustek Computer Inc 3,594,500 42,084
Infosys Ltd ADR 2,228,718 42,034
Lenovo Group Ltd 14,845,000 14,627
$ 111,179
Diversified Financial Services - 8 .03%
Banco BTG Pactual SA 4,149,000 21,930
Chailease Holding Co Ltd 3,195,344 24,587
Fubon Financial Holding Co Ltd 7,296,312 15,999
Hana Financial Group Inc 1,222,800 48,904
Housing Development Finance Corp Ltd 845,000 24,874
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
KB Financial Group Inc 718,700 $ 35,125
Muthoot Finance Ltd 1,315,000 19,278
Yuanta Financial Holding Co Ltd 12,282,500 10,253
$ 200,950
Electrical Components & Equipment - 1 .33%
Ecopro BM Co Ltd 22,800 9,272
Ecopro BM Co Ltd - Rights
(c)
1,286 161
LG Innotek Co Ltd 77,500 23,950
$ 33,383
Electronics - 3 .64%
E Ink Holdings Inc 4,280,900 29,774
Gold Circuit Electronics Ltd 4,110,000 11,427
Lotes Co Ltd 729,885 19,776
Nan Ya Printed Circuit Board Corp 919,400 12,320
Samsung Electro-Mechanics Co Ltd 101,900 12,662
SIMMTECH Co Ltd 125,370 5,146
$ 91,105
Entertainment - 0 .26%
JYP Entertainment Corp 141,198 6,461
Food - 3 .16%
Dino Polska SA
(c),(d)
363,800 25,432
JBS SA 5,898,900 44,299
Marfrig Global Foods SA 2,845,600 9,340
$ 79,071
Gas - 1 .87%
ENN Energy Holdings Ltd 2,027,700 31,024
ENN Natural Gas Co Ltd 5,792,300 15,846
$ 46,870
Healthcare - Products - 0 .32%
Jafron Biomedical Co Ltd 1,220,948 8,027
Insurance - 0 .49%
Cathay Financial Holding Co Ltd 6,443,500 12,290
Internet - 4 .01%
Alibaba Group Holding Ltd ADR
(c)
363,400 34,905
Tencent Holdings Ltd 1,433,805 65,551
$ 100,456
Iron & Steel - 1 .01%
Kumba Iron Ore Ltd 157,263 5,922
Vale SA 1,062,900 19,353
$ 25,275
Machinery - Diversified - 0 .54%
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
1,632,765 13,490
Metal Fabrication & Hardware - 0 .34%
YongXing Special Materials Technology Co Ltd 481,923 8,632
Mining - 1 .79%
China Hongqiao Group Ltd 7,049,700 8,738
Grupo Mexico SAB de CV 3,680,800 18,174
MMC Norilsk Nickel PJSC ADR 671,346 —
NMDC Ltd 7,497,100 12,166
Northam Platinum Holdings Ltd
(c)
483,800 5,812
$ 44,890
Miscellaneous Manufacturers - 0 .75%
Elite Material Co Ltd 2,353,500 18,730
Oil & Gas - 3 .22%
Gazprom PJSC ADR 2,043,000 —
LUKOIL PJSC ADR 338,000 —
Novatek PJSC 102,600 —
Petro Rio SA
(c)
1,333,000 7,851
PetroChina Co Ltd 40,091,200 21,112
PTT Exploration & Production PCL 4,798,200 23,623
Saudi Arabian Oil Co
(d)
2,495,680 27,870
$ 80,456

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 1 .51%
Beijing Wantai Biological Pharmacy Enterprise
Co Ltd
616,362 $ 11,753
CSPC Pharmaceutical Group Ltd 12,547,600 13,407
Shanghai Fosun Pharmaceutical Group Co Ltd 2,994,800 12,603
$ 37,763
Retail - 1 .94%
Li Ning Co Ltd 1,369,100 10,682
Wal-Mart de Mexico SAB de CV 3,659,000 13,531
Zhongsheng Group Holdings Ltd 3,444,300 24,427
$ 48,640
Semiconductors - 16 .58%
Amlogic Shanghai Co Ltd
(c)
733,500 11,792
LX Semicon Co Ltd 108,400 11,060
MediaTek Inc 1,254,600 38,794
Novatek Microelectronics Corp 1,134,900 15,721
Parade Technologies Ltd 414,700 21,390
Realtek Semiconductor Corp 1,141,700 17,328
Samsung Electronics Co Ltd 1,494,949 81,292
Taiwan Semiconductor Manufacturing Co Ltd 9,314,756 176,151
Taiwan Semiconductor Manufacturing Co Ltd
ADR
232,717 22,178
Vanguard International Semiconductor Corp 5,219,100 19,144
$ 414,850
Software - 3 .40%
HCL Technologies Ltd 3,416,200 45,557
NetEase Inc 1,563,000 32,689
TOTVS SA 1,149,000 6,803
$ 85,049
Telecommunications - 1 .35%
MTN Group Ltd 3,124,400 33,678
Transportation - 1 .93%
COSCO SHIPPING Holdings Co Ltd
(c)
8,966,800 15,866
Evergreen Marine Corp Taiwan Ltd 3,035,000 14,536
SITC International Holdings Co Ltd 4,751,700 17,945
$ 48,347
TOTAL COMMON STOCKS $ 2,390,877
PREFERRED STOCKS - 1 .93 % Shares Held Value (000's)
Banks - 0 .91%
Banco Bradesco SA 0.20% 5,328,895 $ 22,829
Oil & Gas - 1 .02%
Petroleo Brasileiro SA 5.71% 4,050,100 25,455
TOTAL PREFERRED STOCKS $ 48,284
Total Investments $ 2,506,339
Other Assets and Liabilities -  (0.15)% (3,854)
TOTAL NET ASSETS - 100.00% $ 2,502,485
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,302 or 2.13% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 30 .74%
Taiwan 21 .17%
Korea, Republic Of 12 .56%
India 9 .31%
Brazil 8 .15%
South Africa 5 .97%
United States 3 .53%
Mexico 2 .80%
Saudi Arabia 1 .60%
Thailand 1 .60%
Hong Kong 1 .32%
Poland 1 .02%
Indonesia 0 .38%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .15 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 88,192 $ 1,051,817 $ 1,072,831 $ 67,178
$ 88,192 $ 1,051,817 $ 1,072,831 $ 67,178
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .28 % Shares Held Value (000's)
Money Market Funds - 1 .28%
Principal Government Money Market Fund -
Institutional Class 0.57%
(a),(b)
14,610,768 $ 14,611
TOTAL INVESTMENT COMPANIES $ 14,611
COMMON STOCKS - 98 .52 % Shares Held Value (000's)
Advertising - 1 .58%
Interpublic Group of Cos Inc/The 557,164 $ 17,957
Automobile Parts & Equipment - 1 .11%
Linamar Corp 286,070 12,604
Banks - 9 .45%
Bank OZK 659,392 27,345
Cathay General Bancorp 400,890 16,481
Cullen/Frost Bankers Inc 111,674 13,957
East West Bancorp Inc 363,120 26,704
ServisFirst Bancshares Inc 184,987 15,420
Washington Trust Bancorp Inc 153,270 7,694
$ 107,601
Chemicals - 4 .37%
HB Fuller Co 163,179 11,599
Huntsman Corp 508,671 18,439
RPM International Inc 223,805 19,717
$ 49,755
Commercial Services - 1 .40%
John Wiley & Sons Inc 192,821 10,212
Morningstar Inc 22,115 5,684
$ 15,896
Computers - 3 .64%
Amdocs Ltd 350,389 30,445
Leidos Holdings Inc 105,685 11,044
$ 41,489
Consumer Products - 2 .45%
Avery Dennison Corp 128,366 22,151
WD-40 Co 30,385 5,736
$ 27,887
Diversified Financial Services - 3 .75%
Federal Agricultural Mortgage Corp 115,538 12,132
Hamilton Lane Inc 197,610 13,744
Raymond James Financial Inc 170,645 16,807
$ 42,683
Electric - 3 .00%
ALLETE Inc 269,309 16,702
IDACORP Inc 159,628 17,403
$ 34,105
Electrical Components & Equipment - 2 .73%
Energizer Holdings Inc 308,572 9,254
Littelfuse Inc 80,755 21,820
$ 31,074
Electronics - 3 .58%
Hubbell Inc 94,327 17,909
Mesa Laboratories Inc 34,162 7,148
nVent Electric PLC 444,737 15,744
$ 40,801
Engineering & Construction - 0 .65%
Comfort Systems USA Inc 81,998 7,357
Food - 1 .82%
Ingredion Inc 218,948 20,732
Gas - 1 .66%
NiSource Inc 600,721 18,893
Hand & Machine Tools - 4 .39%
Lincoln Electric Holdings Inc 127,907 17,372
MSA Safety Inc 110,594 14,100
Snap-on Inc 83,166 18,453
$ 49,925
Healthcare - Products - 4 .17%
CONMED Corp 187,443 21,798
DENTSPLY SIRONA Inc 267,192 10,570
STERIS PLC 66,239 15,116
$ 47,484
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .28%
Select Medical Holdings Corp 599,452 $ 14,597
Home Builders - 3 .08%
LCI Industries 155,477 18,583
MDC Holdings Inc 432,321 16,506
$ 35,089
Insurance - 4 .46%
Assured Guaranty Ltd 331,151 19,488
Fidelity National Financial Inc 562,456 23,792
Kinsale Capital Group Inc 34,027 7,482
$ 50,762
Leisure Products & Services - 3 .37%
Acushnet Holdings Corp 437,357 17,800
Brunswick Corp/DE 273,092 20,545
$ 38,345
Machinery - Diversified - 4 .34%
Albany International Corp 191,292 16,145
Crane Holdings Co 149,794 14,329
Nordson Corp 86,642 18,878
$ 49,352
Media - 0 .80%
Cable One Inc 6,966 9,077
Metal Fabrication & Hardware - 1 .35%
Timken Co/The 252,493 15,420
Miscellaneous Manufacturers - 1 .58%
Donaldson Co Inc 164,263 8,588
EnPro Industries Inc 97,973 9,382
$ 17,970
Oil & Gas - 5 .54%
Coterra Energy Inc 730,005 25,061
Diamondback Energy Inc 149,998 22,803
HF Sinclair Corp 310,192 15,230
$ 63,094
Packaging & Containers - 1 .47%
Packaging Corp of America 106,535 16,756
Pharmaceuticals - 1 .29%
Organon & Co 284,461 10,798
Phibro Animal Health Corp 200,064 3,843
$ 14,641
Pipelines - 1 .78%
Targa Resources Corp 281,202 20,252
REITs - 11 .69%
Agree Realty Corp 248,883 17,315
Camden Property Trust 79,989 11,477
Cousins Properties Inc 402,548 13,908
EastGroup Properties Inc 84,988 13,730
Four Corners Property Trust Inc 479,818 13,228
Granite Real Estate Investment Trust 241,884 17,420
Medical Properties Trust Inc 832,868 15,475
STORE Capital Corp 669,106 18,461
Terreno Realty Corp 198,797 12,069
$ 133,083
Retail - 0 .78%
Papa John's International Inc 101,481 8,931
Semiconductors - 3 .45%
MKS Instruments Inc 210,301 25,972
Monolithic Power Systems Inc 29,607 13,335
$ 39,307
Shipbuilding - 0 .87%
Huntington Ingalls Industries Inc 47,164 9,926
Software - 0 .57%
ManTech International Corp/VA 67,443 6,451
Toys, Games & Hobbies - 1 .07%
Hasbro Inc 135,984 12,205
TOTAL COMMON STOCKS $ 1,121,501
Total Investments $ 1,136,112
Other Assets and Liabilities -  0.20% 2,262
TOTAL NET ASSETS - 100.00% $ 1,138,374

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 29 .35%
Industrial 20 .96%
Consumer, Non-cyclical 12 .41%
Consumer, Cyclical 9 .41%
Technology 7 .66%
Energy 7 .32%
Utilities 4 .66%
Basic Materials 4 .37%
Communications 2 .38%
Money Market Funds 1 .28%
Other Assets and Liabilities
0 .20%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 12,632 $ 234,937 $ 232,958 $ 14,611
$ 12,632 $ 234,937 $ 232,958 $ 14,611
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 6 $ — $ — $ —
$ 6 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Growth Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .32 % Shares Held Value (000's)
Money Market Funds - 4 .32%
Principal Government Money Market Fund -
Institutional Class 0.57%
(a),(b)
360,519 $ 361
TOTAL INVESTMENT COMPANIES $ 361
COMMON STOCKS - 95 .93 % Shares Held Value (000's)
Aerospace & Defense - 1 .02%
Mercury Systems Inc
(c)
1,422 $ 85
Automobile Parts & Equipment - 1 .40%
Visteon Corp
(c)
1,042 117
Banks - 0 .54%
SVB Financial Group
(c)
91 45
Beverages - 1 .04%
Celsius Holdings Inc
(c)
1,302 87
Biotechnology - 6 .59%
Horizon Therapeutics Plc
(c)
2,456 220
Intra-Cellular Therapies Inc
(c)
1,556 89
Maravai LifeSciences Holdings Inc
(c)
3,686 115
United Therapeutics Corp
(c)
545 126
$ 550
Building Materials - 0 .50%
Summit Materials Inc
(c)
1,539 42
Chemicals - 3 .80%
Chemours Co/The 1,984 86
FMC Corp 1,886 231
$ 317
Commercial Services - 7 .64%
Driven Brands Holdings Inc
(c)
2,393 69
Herc Holdings Inc 749 88
Korn Ferry 802 49
Paylocity Holding Corp
(c)
693 121
Quanta Services Inc 1,356 162
WillScot Mobile Mini Holdings Corp
(c)
4,164 149
$ 638
Computers - 3 .69%
Pure Storage Inc
(c)
2,521 60
Tenable Holdings Inc
(c)
4,942 248
$ 308
Diversified Financial Services - 1 .76%
Flywire Corp
(c)
3,574 69
Tradeweb Markets Inc 1,155 78
$ 147
Electronics - 1 .32%
Hubbell Inc 579 110
Energy - Alternate Sources - 1 .87%
Enphase Energy Inc
(c)
840 156
Engineering & Construction - 2 .25%
AECOM 2,685 188
Entertainment - 3 .36%
Churchill Downs Inc 671 136
International Game Technology PLC 2,715 58
Vail Resorts Inc 340 86
$ 280
Food - 6 .43%
Grocery Outlet Holding Corp
(c)
4,607 176
Hostess Brands Inc
(c)
7,652 163
Simply Good Foods Co/The
(c)
4,952 198
$ 537
Healthcare - Products - 7 .87%
Alphatec Holdings Inc
(c)
10,934 84
Axonics Inc
(c)
1,869 93
Envista Holdings Corp
(c)
3,952 170
Inari Medical Inc
(c)
1,531 101
Inspire Medical Systems Inc
(c)
761 135
Shockwave Medical Inc
(c)
451 74
$ 657
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 4 .88%
Acadia Healthcare Co Inc
(c)
2,111 $ 150
Molina Healthcare Inc
(c)
568 165
Surgery Partners Inc
(c)
2,354 92
$ 407
Insurance - 1 .34%
Kinsale Capital Group Inc 510 112
Internet - 3 .08%
Bumble Inc
(c)
4,864 139
Marqeta Inc
(c)
11,294 118
$ 257
Leisure Products & Services - 1 .15%
Planet Fitness Inc
(c)
1,366 96
Lodging - 2 .11%
Hyatt Hotels Corp
(c)
1,994 176
Machinery - Diversified - 2 .06%
Chart Industries Inc
(c)
980 172
Media - 1 .22%
Endeavor Group Holdings Inc
(c)
4,494 102
Oil & Gas - 4 .59%
Matador Resources Co 2,763 168
Range Resources Corp
(c)
6,329 215
$ 383
Packaging & Containers - 1 .55%
Sealed Air Corp 2,074 129
Pharmaceuticals - 4 .66%
Jazz Pharmaceuticals PLC
(c)
1,121 168
Option Care Health Inc
(c)
7,293 221
$ 389
Retail - 1 .97%
BJ's Wholesale Club Holdings Inc
(c)
636 37
Boot Barn Holdings Inc
(c)
912 74
Petco Health & Wellness Co Inc
(c)
3,331 53
$ 164
Semiconductors - 4 .65%
Entegris Inc 884 98
Monolithic Power Systems Inc 179 81
ON Semiconductor Corp
(c)
1,794 109
Wolfspeed Inc
(c)
1,330 100
$ 388
Software - 8 .65%
Bill.com Holdings Inc
(c)
328 39
Evolent Health Inc
(c)
9,519 268
Manhattan Associates Inc
(c)
1,233 149
MongoDB Inc
(c)
273 64
Qualtrics International Inc
(c)
4,224 60
ZoomInfo Technologies Inc
(c)
3,515 142
$ 722
Telecommunications - 0 .93%
Arista Networks Inc
(c)
764 78
Toys, Games & Hobbies - 2 .01%
Mattel Inc
(c)
6,687 168
TOTAL COMMON STOCKS $ 8,007
Total Investments $ 8,368
Other Assets and Liabilities -  (0.25)% (21)
TOTAL NET ASSETS - 100.00% $ 8,347
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Small-MidCap Growth Fund
May 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 39 .11%
Technology 16 .99%
Consumer, Cyclical 12 .00%
Industrial 8 .70%
Energy 6 .46%
Communications 5 .23%
Money Market Funds 4 .32%
Basic Materials 3 .80%
Financial 3 .64%
Other Assets and Liabilities
( 0 .25 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 260 $ 4,329 $ 4,228 $ 361
$ 260 $ 4,329 $ 4,228 $ 361
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.90% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
Invesco Preferred ETF
(a)
542,049 $ 7,014
iShares Preferred & Income Securities ETF
(a)
29,447 1,023
$ 8,037
Money Market Funds - 0.78%
BlackRock Liquidity FedFund - Institutional
Class 0.72%
(b),(c)
13,689,505 13,690
Principal Government Money Market Fund -
Institutional Class 0.57%
(b),(c),(d)
37,876,099 37,876
$ 51,566
TOTAL INVESTMENT COMPANIES $ 59,603
CONVERTIBLE PREFERRED STOCKS
- 0.70% Shares Held Value (000's)
Banks - 0.70%
Wells Fargo & Co 7.50%
(a),(e)
36,227 $ 45,900
TOTAL CONVERTIBLE PREFERRED STOCKS $ 45,900
PREFERRED STOCKS - 8 .83% Shares Held Value (000's)
Banks - 3.18%
AgriBank FCB 6.88%, 01/01/2024
(e)
61,700 $ 6,293
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(e)
201,624 4,795
Bank of America Corp 4.38%, 11/03/2025
(a),(e)
335,849 6,673
Bank of Hawaii Corp 4.38%, 08/01/2026
(e)
1,981 39
Citigroup Inc 6.88%, 11/15/2023
(e)
374,723 9,713
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(e)
6,909 154
Citizens Financial Group Inc 6.35%, 04/06/2024
(a),(e)
14,879 381
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
382,212 8,046
First Republic Bank/CA 4.00%, 08/30/2026
(e)
136,033 2,477
Fulton Financial Corp 5.13%, 01/15/2026
(e)
450,381 9,935
Goldman Sachs Group Inc /The 5.50%,
05/10/2023
(a),(e)
616,924 14,899
3 Month USD LIBOR + 3.64%
JPMorgan Chase & Co 4.75%, 12/01/2024
(a),(e)
277,529 6,072
JPMorgan Chase & Co 5.75%, 12/01/2023
(e)
198,458 5,041
KeyCorp 6.13%, 12/15/2026
(e)
742,822 19,388
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(e)
7,107 159
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 16,757
3 Month USD LIBOR + 3.49%
PNC Financial Services Group Inc /The 5.35%,
08/01/2022
(e)
728,692 18,239
3 Month USD LIBOR + 4.07%
Regions Financial Corp 4.45%, 06/15/2026
(e)
305,618 5,862
Regions Financial Corp 5.70%, 05/15/2029
(e)
328,950 7,970
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(a),(e)
236,076 5,850
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(e)
344,110 8,768
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(a),(e)
475,202 9,913
US Bancorp 3.75%, 01/15/2026
(e)
13,090 238
US Bancorp 4.00%, 04/15/2026
(a),(e)
46,768 892
Valley National Bancorp 6.25%, 06/30/2025
(a),(e)
170,096 4,375
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(e)
194,856 4,690
Webster Financial Corp 6.50%, 10/15/2022
(e)
38,438 979
Wells Fargo & Co 4.75%, 03/15/2025
(a),(e)
338,394 7,015
Wells Fargo & Co 5.63%, 09/15/2022
(a),(e)
196,071 4,798
Wells Fargo & Co 5.85%, 09/15/2023
(e)
56,555 1,340
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(e)
195,025 5,037
3 Month USD LIBOR + 3.69%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Western Alliance Bancorp 4.25%, 09/30/2026
(a),(e)
567,000 $ 12,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 209,772
Diversified Financial Services - 0.30%
Affiliated Managers Group Inc 4.20%,
09/30/2061
160,000 3,027
Affiliated Managers Group Inc 4.75%,
09/30/2060
8,200 173
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 3,715
Capital One Financial Corp 4.80%, 06/01/2025
(e)
167,734 3,428
Capital One Financial Corp 5.00%, 12/01/2024
(e)
345,769 7,465
Stifel Financial Corp 4.50%, 08/15/2026
(a),(e)
110,647 2,240
$ 20,048
Electric - 1.10%
Alabama Power Co 5.00%, 10/01/2022
(e)
541,625 13,535
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 12,617
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,011
DTE Energy Co 4.38%, 12/01/2081 256,039 5,085
DTE Energy Co 5.25%, 12/01/2077
(a)
314,900 7,706
Duke Energy Corp 5.75%, 06/15/2024
(e)
56,219 1,458
Entergy Arkansas LLC 4.88%, 09/01/2066 23,992 573
Entergy Louisiana LLC 4.88%, 09/01/2066 7,990 194
Entergy Texas Inc 5.38%, 10/15/2024
(a),(e)
30,000 755
Georgia Power Co 5.00%, 10/01/2077
(a)
249,500 6,272
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(a)
84,875 2,180
Southern Co/The 4.95%, 01/30/2080
(a)
238,836 5,455
Southern Co/The 5.25%, 12/01/2077
(a)
552,515 13,470
$ 72,311
Food - 0.36%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(f)
236,300 23,748
Insurance - 0.72%
Allstate Corp/The 4.75%, 01/15/2025
(a),(e)
152,396 3,700
Allstate Corp/The 5.10%, 01/15/2053
(a)
517,116 13,068
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(e)
7,000 169
American Financial Group Inc /OH 5.63%,
06/01/2060
126,116 3,110
American Financial Group Inc /OH 5.88%,
03/30/2059
101,502 2,625
American International Group Inc 5.85%,
03/15/2024
(a),(e)
15,000 385
Arch Capital Group Ltd 5.45%, 08/17/2022
(e)
51,935 1,233
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
362,625 6,984
Equitable Holdings Inc 5.25%, 12/15/2024
(e)
470,039 10,628
MetLife Inc 4.75%, 03/15/2025
(a),(e)
17,711 414
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
136,330 2,545
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(a),(e)
20,777 507
Voya Financial Inc 5.35%, 09/15/2029
(e)
72,909 1,759
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 47,127
REITs - 1.46%
Federal Realty Investment Trust 5.00%,
09/29/2022
(e)
36,067 885
Hudson Pacific Properties Inc 4.75%, 11/16/2026
(e)
365,215 7,144
Kimco Realty Corp 5.13%, 08/16/2022
(e)
12,477 309
Kimco Realty Corp 5.25%, 12/20/2022
(a),(e)
342,973 8,513

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Prologis Inc 8.54%, 11/13/2026
(e)
157,788 $ 9,524
PS Business Parks Inc 5.25%, 09/21/2022
(a),(e)
34,582 755
Public Storage 4.00%, 11/19/2026
(e)
381,000 7,342
Public Storage 4.00%, 06/16/2026
(e)
797,754 15,357
Public Storage 4.13%, 08/14/2025
(e)
317,525 6,522
Public Storage 4.63%, 06/17/2025
(a),(e)
277,658 6,283
Public Storage 4.70%, 11/15/2024
(e)
206,117 4,720
Public Storage 4.75%, 12/20/2024
(a),(e)
186,253 4,442
Public Storage 5.05%, 08/09/2022
(a),(e)
177,565 4,420
Public Storage 5.60%, 03/11/2024
(a),(e)
295,003 7,767
Vornado Realty Trust 5.25%, 11/24/2025
(e)
198,306 4,256
Vornado Realty Trust 5.25%, 12/13/2022
(e)
382,344 8,151
$ 96,390
Savings & Loans - 0.02%
Washington Federal Inc 4.88%, 04/15/2026
(e)
55,040 1,172
Sovereign - 0.98%
CoBank ACB 6.20%, 01/01/2025
(e)
65,000 6,760
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(e)
296,500 29,946
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(e),(f)
270,500 27,591
3 Month USD LIBOR + 4.01%
$ 64,297
Telecommunications - 0.71%
AT&T Inc 4.75%, 02/18/2025
(e)
2,237,322 45,731
AT&T Inc 5.00%, 12/12/2024
(e)
40,144 871
$ 46,602
TOTAL PREFERRED STOCKS $ 581,467
BONDS - 88.58%
Principal
Amount (000's) Value (000's)
Banks - 53.10%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 12,200 $ 12,657
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(a),(e),(g),(h)
2,700 2,801
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
14,200 13,207
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(g),(h)
57,800 56,305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
47,800 42,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(e),(g),(h)
60,600 62,051
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 03/17/2025
(e),(g)
5,032 5,053
3 Month USD LIBOR + 3.90%
6.13%, 04/27/2027
(a),(e),(g)
43,600 44,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(e),(g)
30,786 30,709
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(e),(g)
46,995 47,889
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(a),(e),(g)
97,818 99,260
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 7,134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(g)
$ 38,575 $ 34,538
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
26,250 22,825
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(g)
19,945 18,184
3 Month USD LIBOR + 3.13%
4.70%, 09/20/2025
(e),(g)
12,258 12,233
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(e),(g)
51,100 49,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.86%, 06/15/2032
(e),(g)
517 620
6 Month USD LIBOR + 1.73%
Barclays PLC
4.38%, 03/15/2028
(e),(g),(h)
12,900 10,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(g),(h)
5,900 5,811
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(e),(g),(h)
47,300 48,161
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(e),(g),(h)
67,803 70,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.63%, 01/12/2027
(e),(f),(g),(h)
48,300 43,440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(e),(f),(g),(h)
10,000 8,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(e),(f),(g),(h)
41,500 42,017
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(e),(g),(h)
8,700 8,808
USD Swap Rate NY 5 Year + 4.15%
7.00%, 08/16/2028
(e),(f),(g),(h)
2,500 2,558
USD Swap Semi-Annual 5 Year + 3.98%
7.38%, 08/19/2025
(e),(f),(g),(h)
100 104
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(e),(g),(h)
24,000 24,926
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Capital III
7.63%, 12/01/2036 3,300 4,157
Citigroup Inc
3.88%, 02/18/2026
(a),(e),(g)
55,300 49,366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(g)
15,110 13,630
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.95%, 01/30/2023
(e),(g)
3,675 3,654
3 Month USD LIBOR + 4.07%
5.95%, 05/15/2025
(e),(g)
11,048 10,844
3 Month USD LIBOR + 3.91%
6.25%, 08/15/2026
(e),(g)
81,656 81,938
3 Month USD LIBOR + 4.52%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(g)
$ 20,000 $ 16,719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(g)
62,097 61,942
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(e),(g)
6,615 6,078
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(a),(e),(g)
11,285 10,460
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(e),(g)
18,600 18,787
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
1.98%, 02/15/2027
(f)
18,621 17,669
3 Month USD LIBOR + 0.57%
Credit Agricole SA
4.75%, 03/23/2029
(e),(f),(g),(h)
2,100 1,795
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
7.88%, 01/23/2024
(e),(f),(g),(h)
41,840 43,048
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(g),(h)
18,100 18,623
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
34,368 36,946
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(f),(h)
23,254 23,719
6.50%, 08/08/2023
(h)
6,000 6,120
Credit Suisse Group AG
4.50%, 09/03/2030
(a),(e),(f),(g),(h)
8,900 7,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.25%, 02/11/2027
(e),(f),(g),(h)
35,100 30,219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(e),(f),(g),(h)
11,000 10,656
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(e),(f),(g),(h)
7,400 6,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 07/29/2022
(e),(g),(h)
4,838 4,788
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 07/17/2023
(e),(f),(g),(h)
6,500 6,421
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/11/2023
(e),(f),(g),(h)
77,040 77,336
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 07/17/2023
(e),(g),(h)
10,000 9,878
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(e),(g),(h)
5,500 5,418
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(g),(h)
62,745 62,196
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 11/12/2024
(e),(g),(h)
4,775 4,638
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Fifth Third Bancorp
4.50%, 09/30/2025
(a),(e),(g)
13,525 12,929
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
First Maryland Capital I
2.04%, 01/15/2027 $ 2,000 $ 1,900
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc /The
3.65%, 08/10/2026
(e),(g)
10,000 8,469
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(g)
13,500 11,428
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(g)
11,800 10,325
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(a),(e),(g)
23,388 21,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(e),(g)
13,750 13,650
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(g)
69,567 96,822
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(e),(g)
55,708 77,533
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
15,900 15,184
USD Swap Rate NY 5 Year + 3.75%
6.25%, 03/23/2023
(e),(g),(h)
2,000 2,015
USD Swap Rate NY 5 Year + 3.45%
6.37%, 03/30/2025
(e),(g),(h)
14,800 14,950
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(e),(g),(h)
3,300 3,295
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(g),(h)
5,600 5,389
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc /OH
4.45%, 10/15/2027
(a),(e),(g)
80,434 73,952
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(g)
41,103 39,662
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(g),(h)
22,300 17,791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
5.75%, 11/16/2026
(e),(g),(h)
19,275 18,569
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(g),(h)
46,800 46,694
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(g),(h)
45,000 45,394
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
32,021 31,374
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(g)
137,806 121,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.75%, 02/01/2024
(e),(g)
156,484 160,873
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(a),(e),(g)
16,131 14,736
3 Month USD LIBOR + 3.61%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp Capital I
1.71%, 07/01/2028 $ 7,825 $ 7,348
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,036
Lloyds Banking Group PLC
6.75%, 06/27/2026
(e),(g),(h)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 09/27/2025
(e),(g),(h)
25,600 26,311
USD Swap Semi-Annual 5 Year + 4.50%
7.50%, 06/27/2024
(e),(g),(h)
47,496 48,629
USD Swap Semi-Annual 5 Year + 4.76%
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
7,620 6,258
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(e),(g)
4,702 4,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(e),(g)
14,065 13,068
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(e),(g)
6,515 6,513
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(f),(g),(h)
21,000 19,998
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(a),(e),(g),(h)
5,000 4,761
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
6.00%, 12/29/2025
(e),(g),(h)
55,100 53,978
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(g),(h)
22,825 23,852
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(e),(f),(g),(h)
42,131 42,300
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(e),(g),(h)
18,735 18,810
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(a),(e),(g),(h)
12,400 12,435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(f),(g),(h)
74,562 74,774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc /The
3.40%, 09/15/2026
(e),(g)
11,500 9,602
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(g)
16,750 16,773
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(g),(h)
32,800 31,365
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
4.75%, 05/26/2026
(e),(f),(g),(h)
16,300 14,486
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%
7.38%, 10/04/2023
(e),(f),(g),(h)
16,800 16,928
USD Swap Semi-Annual 5 Year + 4.30%
7.88%, 12/18/2023
(e),(f),(g),(h)
4,900 5,024
USD Swap Semi-Annual 5 Year + 4.98%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA   (continued)
7.88%, 12/18/2023
(e),(g),(h)
$ 14,000 $ 14,355
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(a),(e),(f),(g),(h)
35,060 36,394
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(a),(e),(g),(h)
19,000 19,723
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(f),(g),(h)
12,000 9,723
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.00%, 07/26/2025
(e),(g),(h)
8,000 8,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(e),(f),(g),(h)
15,000 15,081
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(g)
13,500 14,932
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(g)
2,800 3,097
3 Month USD LIBOR + 1.46%
7.75%, 04/02/2023
(a),(e),(f),(g),(h)
25,000 25,624
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(e),(g)
22,100 18,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(e),(g)
9,350 7,103
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(e),(g)
26,800 21,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(g),(h)
16,400 14,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(e),(g),(h)
13,800 13,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
5.63%, 09/17/2024
(e),(g),(h)
5,800 5,741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp
1.48%, 03/15/2028 9,022 8,472
3 Month USD LIBOR + 0.65%
1.95%, 04/01/2027 7,000 6,726
3 Month USD LIBOR + 0.98%
2.08%, 05/15/2027 10,900 10,359
3 Month USD LIBOR + 0.67%
4.80%, 09/01/2024
(e),(g)
83,598 78,919
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(g)
43,690 43,572
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(e),(f),(g),(h)
20,000 17,332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(g),(h)
7,000 5,673
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(e),(f),(g),(h)
13,800 12,424
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
6.88%, 08/07/2025
(e),(g),(h)
$ 16,933 $ 17,295
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(f),(g),(h)
20,500 20,909
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(e),(g),(h)
13,900 14,176
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 02/19/2025
(e),(g),(h)
26,700 27,635
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(e),(g),(h)
32,869 33,198
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(g)
33,243 27,570
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
2.19%, 01/15/2027
(e),(f)
1,500 1,202
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
1.54%, 01/15/2027 6,345 5,993
3 Month USD LIBOR + 0.50%
3.90%, 03/15/2026
(e),(g)
83,943 77,267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.88%, 06/15/2025
(e),(g)
50,330 50,078
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,509
$ 3,497,276
Diversified Financial Services - 5.65%
Ally Financial Inc
4.70%, 05/15/2026
(e),(g)
39,600 33,398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(g)
8,500 6,789
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(g)
50,250 42,734
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(g)
19,900 17,004
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(g)
96,500 87,292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(g)
106,527 107,602
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.11%, 08/01/2022
(a),(e)
28,358 28,407
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(g)
19,750 16,543
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Discover Financial Services
5.50%, 10/30/2027
(e),(g)
$ 6,171 $ 5,148
3 Month USD LIBOR + 3.08%
6.13%, 06/23/2025
(e),(g)
27,160 27,301
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 372,218
Electric - 5.45%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(g)
58,400 51,392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
20,000 17,212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.65%, 12/15/2024
(e),(g)
120,652 112,170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(e),(g)
95,019 90,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(g)
32,145 31,821
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(f),(g)
15,403 16,096
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.95%, 06/15/2067 7,700 6,167
3 Month USD LIBOR + 2.13%
3.03%, 10/01/2066 20,264 16,555
3 Month USD LIBOR + 2.07%
3.80%, 03/15/2082
(g)
2,000 1,633
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
4.80%, 12/01/2077
(a),(g)
2,100 1,855
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(g)
800 747
3 Month USD LIBOR + 3.16%
Southern Co/The
4.46%, 03/15/2057 13,280 12,968
3 Month USD LIBOR + 3.63%
$ 358,866
Food - 0.13%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
8,700 8,352
Gas - 1.01%
NiSource Inc
5.65%, 06/15/2023
(e),(g)
70,300 66,434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 15.38%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 20,389
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,800 4,607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(f),(g),(h)
27,400 24,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
5.75%, 08/15/2053
(g)
$ 11,554 $ 10,803
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(g)
10,500 11,393
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(g)
41,351 39,387
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 4,750 5,263
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(g)
88,620 86,194
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(g)
49,400 48,764
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(g)
8,590 8,537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(g)
500 500
3 Month USD LIBOR + 3.88%
6.38%, 12/14/2036
(e),(f),(g)
5,333 6,444
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 21,874 26,958
Everest Reinsurance Holdings Inc
3.80%, 05/01/2067 14,420 12,570
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
19,000 16,532
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 93,989
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
5,025 5,895
Lincoln National Corp
3.10%, 04/20/2067
(a)
29,998 22,350
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(g)
9,545 9,720
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 27,251
MetLife Inc
3.85%, 09/15/2025
(a),(e),(g)
36,205 33,598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 10,943
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(f)
53,475 64,764
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,463 67,875
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(g)
520 525
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(f),(g)
1,800 1,819
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,227
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(f),(g)
19,800 20,493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nationwide Financial Services Inc
6.75%, 05/15/2087 $ 79,015 $ 81,787
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
3,200 2,703
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
24,900 20,832
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(f),(g)
5,000 4,991
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(f),(g)
19,700 19,883
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
5.20%, 03/15/2044
(g)
3,870 3,784
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(g)
45,400 45,046
3 Month USD LIBOR + 3.92%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(f),(g)
60,300 60,630
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(g)
13,300 11,857
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
4.00%, 09/14/2077
(a),(f),(g)
4,700 4,512
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(f),(g)
15,500 15,886
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(g)
8,055 6,864
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(a),(e),(g)
11,706 11,301
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
49,000 40,254
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 1,013,128
Oil & Gas - 0.68%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(g)
24,400 23,768
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(g)
22,562 21,098
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 44,866
Pipelines - 3.82%
Enbridge Inc
5.75%, 07/15/2080
(g)
65,201 61,918
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
46,935 45,686
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(g)
34,882 33,686
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
58,450 50,738
3 Month USD LIBOR + 3.03%
Transcanada Trust
5.50%, 09/15/2079
(g)
41,000 38,530
Secured Overnight Financing Rate + 4.42%
5.88%, 08/15/2076
(g)
21,652 20,835
3 Month USD LIBOR + 4.64%
$ 251,393

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 1.06%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
$ 10,500 $ 9,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(g)
4,300 4,079
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(g)
61,600 56,166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 70,204
Sovereign - 0.43%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
1,000 880
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
16,400 16,072
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(g)
11,800 11,266
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 28,218
Telecommunications - 1.32%
Vodafone Group PLC
3.25%, 06/04/2081
(g)
24,000 21,265
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(g)
62,686 65,712
USD Swap Semi-Annual 5 Year + 4.87%
$ 86,977
Transportation - 0.55%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
35,709 36,119
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,834,051
TOTAL PURCHASED OPTIONS - 0.00% $ —
Total Investments $ 6,521,021
Other Assets and Liabilities -  0.99% 65,111
TOTAL NET ASSETS - 100.00% $ 6,586,132
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $42,371 or 0.64% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $43,610 or 0.66% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,418,184 or 21.53% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,745,295 or 26.50% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 81.57%
Utilities 7.56%
Energy 4.50%
Communications 2.03%
Government 1.41%
Money Market Funds 0.78%
Industrial 0.55%
Consumer, Non-cyclical 0.49%
Investment Companies 0.12%
Purchased Options 0.00%
Other Assets and Liabilities
0.99%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales May 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.57% $ 230,734 $ 1,655,877 $ 1,848,735 $ 37,876
$ 230,734 $ 1,655,877 $ 1,848,735 $ 37,876
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.57% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
September 2022
N/A 600 $ 600 $ 130.50 06/27/2022 $ 11 $ — $ (11)
Call - US Long Bond Future;
September 2022
N/A 400 400 $ 150.00 06/06/2022 7 — (7)
Total $ 18 $ — $ (18)

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2022 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
September 2022
N/A 150 $ 150 $ 141.00 06/06/2022 $ (124) $ (42) $ 82
Total $ (124) $ (42) $ 82
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2022 Short 600 $ 71,672 $ 472
US Long Bond; September 2022 Short 250 34,859 15
Total $ 487
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
May 31, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PLN Polish Zloty
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

May 31, 2022 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap
Fund, Global Multi-Strategy Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund,
Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital
Securities Income Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-
traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.

May 31, 2022 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,794,381 $ — $ — $ 8,794,381
Investment Companies 3 — — 3
Total investments in securities $ 8,794,384 $ — $ — $ 8,794,384
Bond Market Index Fund
Bonds* — 278,149 — 278,149
Investment Companies 86,368 — — 86,368
Municipal Bonds* — 3,634 — 3,634
U.S. Government & Government Agency Obligations* — 652,799 — 652,799
Total investments in securities $ 86,368 $ 934,582 $ — $ 1,020,950
Capital Securities Fund
Bonds* — 1,124,481 — 1,124,481
Convertible Preferred Stocks
Financial 898 — — 898
Investment Companies 12,517 — — 12,517
Preferred Stocks
Energy 2,663 — — 2,663
Financial 7,268 — — 7,268
Government — 5,979 — 5,979
Utilities 61 — — 61
Total investments in securities $ 23,407 $ 1,130,460 $ — $ 1,153,867

May 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Bonds* $ — $ 11,424 $ — $ 11,424
Common Stocks
Basic Materials 194,549 123,311 — 317,860
Communications — 5,647 — 5,647
Consumer, Cyclical 27,056 11,805 — 38,861
Consumer, Non-cyclical 98,111 154,524 4 252,639
Energy 532,710 98,987 — 631,697
Financial 459,523 211,462 — 670,985
Industrial 167,719 233,866 25 401,610
Technology 15,321 2,382 — 17,703
Utilities 366,041 337,217 — 703,258
Convertible Preferred Stocks
Technology — 94 — 94
Investment Companies 258,474 — — 258,474
Preferred Stocks
Industrial — 285 5 290
Senior Floating Rate Interests* — 331,693 — 331,693
U.S. Government & Government Agency Obligations* — 1,419,989 — 1,419,989
Purchased Options 251 460 — 711
Purchased Interest Rate Swaptions — — — —
Total investments in securities $ 2,119,755 $ 2,943,146 $ 34 $ 5,062,935
Derivative Assets
Commodity Contracts
Futures** 21,143 174 — 21,317
Total Return Swaps — 12,328 — 12,328
Foreign Exchange Contracts
Foreign Currency Contracts — 36 — 36
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 6,225 — 6,225
Futures** 513 — — 513
Derivative Liabilities
Commodity Contracts
Futures** (24,451) — — (24,451)
Written Options (351) (161) — (512)
Total Return Swaps — (49) — (49)
Foreign Exchange Contracts
Foreign Currency Contracts — (222) — (222)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (6,914) — (6,914)
Futures** (124) — — (124)
Edge MidCap Fund
Common Stocks
Basic Materials 14,176 — — 14,176
Communications 12,330 6,314 — 18,644
Consumer, Cyclical 44,872 — — 44,872
Consumer, Non-cyclical 81,750 — — 81,750
Energy 34,288 — — 34,288
Financial 72,163 — — 72,163
Industrial 93,314 — — 93,314
Technology 68,731 — — 68,731
Utilities 23,183 — — 23,183
Investment Companies 9,346 — — 9,346
Total investments in securities $ 454,153 $ 6,314 $ — $ 460,467
Global Multi-Strategy Fund
Bonds* — 132,161 149 132,310
Common Stocks
Basic Materials 6,249 3,233 — 9,482
Communications 20,874 2,034 — 22,908
Consumer, Cyclical 19,723 7,068 — 26,791
Consumer, Non-cyclical 30,403 15,441 — 45,844
Diversified 7,780 2,169 — 9,949
Energy 8,361 1,301 — 9,662

May 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Common Stocks (continued)
Financial $ 29,227 $ 6,898 $ 198 $ 36,323
Industrial 19,626 9,037 — 28,663
Technology 26,865 2,911 337 30,113
Utilities 6,167 1,882 — 8,049
Convertible Bonds* — 3,483 — 3,483
Convertible Preferred Stocks
Communications — 584 — 584
Energy 22 — 508 530
Technology 118 — — 118
Investment Companies 101,879 — — 101,879
Preferred Stocks
Basic Materials — 129 — 129
Consumer, Cyclical 62 — — 62
Industrial 36 — — 36
Senior Floating Rate Interests* — 312 8 320
U.S. Government & Government Agency Obligations* — 4,190 — 4,190
Purchased Options 743 — — 743
Total investments in securities $ 278,135 $ 192,833 $ 1,200 $ 472,168
Short Sales
Common Stocks
Basic Materials (2,267) (1,746) — (4,013)
Communications (1,975) (2,159) — (4,134)
Consumer, Cyclical (2,327) (3,725) — (6,052)
Consumer, Non-cyclical (3,983) (6,314) — (10,297)
Energy (711) (1,167) — (1,878)
Financial (2,674) (3,585) — (6,259)
Industrial (4,435) (6,776) — (11,211)
Technology (4,933) (2,053) — (6,986)
Utilities (1,036) (680) — (1,716)
Preferred Stocks
Consumer, Cyclical — (223) — (223)
Consumer, Non-cyclical — (336) — (336)
Total Short Sales $ (24,341) $ (28,764) $ — $ (53,105)
Derivative Assets
Credit Contracts
Credit Default Swaps — 13 — 13
Exchange Cleared Credit Default Swaps** — 62 — 62
Commodity Contracts
Futures** 1,434 — — 1,434
Equity Contracts
Futures** 790 — — 790
Total Return Equity Basket Swaps — 8,929 — 8,929
Foreign Exchange Contracts
Foreign Currency Contracts — 4,850 — 4,850
Futures** 56 — — 56
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 1,414 — 1,414
Futures** 1,812 — — 1,812
Interest Rate Swaps — 34 — 34
Derivative Liabilities
Commodity Contracts
Futures** (396) — — (396)
Equity Contracts
Futures** (696) — — (696)
Written Options (705) — — (705)
Total Return Equity Basket Swaps — (469) — (469)
Foreign Exchange Contracts
Foreign Currency Contracts — (2,225) — (2,225)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (549) — (549)
Futures** (967) — — (967)
Interest Rate Swaps — (34) — (34)

May 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Common Stocks
Basic Materials $ — $ 75,707 $ — $ 75,707
Communications 2,479 51,364 — 53,843
Consumer, Cyclical 605 129,505 — 130,110
Consumer, Non-cyclical 1,438 266,918 — 268,356
Diversified — 2,365 — 2,365
Energy — 52,744 — 52,744
Financial 607 210,162 — 210,769
Industrial 1,153 135,511 — 136,664
Technology 1,635 59,643 — 61,278
Utilities — 35,711 — 35,711
Investment Companies 66,992 — — 66,992
Preferred Stocks
Consumer, Cyclical — 3,299 — 3,299
Consumer, Non-cyclical — 838 — 838
Industrial — 676 — 676
Total investments in securities $ 74,909 $ 1,024,443 $ — $ 1,099,352
Derivative Assets
Equity Contracts
Futures** 30 — — 30
International Small Company Fund
Common Stocks
Basic Materials 21,837 39,439 — 61,276
Communications 2,877 32,701 — 35,578
Consumer, Cyclical 9,303 91,793 — 101,096
Consumer, Non-cyclical 7,421 86,828 — 94,249
Diversified — 3,237 — 3,237
Energy 24,019 12,579 — 36,598
Financial 10,475 153,919 — 164,394
Industrial 12,088 135,198 — 147,286
Technology 25,079 59,584 — 84,663
Utilities 15,829 15,461 — 31,290
Investment Companies 35,246 — — 35,246
Total investments in securities $ 164,174 $ 630,739 $ — $ 794,913
Opportunistic Municipal Fund
Investment Companies 192 — — 192
Municipal Bonds* — 145,214 130 145,344
Total investments in securities $ 192 $ 145,214 $ 130 $ 145,536
Origin Emerging Markets Fund
Common Stocks
Basic Materials 37,527 258,182 — 295,709
Communications 34,905 99,229 — 134,134
Consumer, Cyclical 13,531 80,728 — 94,259
Consumer, Non-cyclical 68,127 86,451 — 154,578
Energy — 143,966 — 143,966
Financial 91,846 559,897 — 651,743
Industrial — 258,540 — 258,540
Technology 71,015 540,063 — 611,078
Utilities — 46,870 — 46,870
Investment Companies 67,178 — — 67,178
Preferred Stocks 48,284 — — 48,284
Total investments in securities $ 432,413 $ 2,073,926 $ — $ 2,506,339
Small-MidCap Dividend Income Fund
Common Stocks* 1,121,501 — — 1,121,501
Investment Companies 14,611 — — 14,611
Total investments in securities $ 1,136,112 $ — $ — $ 1,136,112

May 31, 2022 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
The Funds' Schedules of Investments as of May 3 1, 2022 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Small-MidCap Growth Fund
Common Stocks* $ 8,007 $ — $ — $ 8,007
Investment Companies 361 — — 361
Total investments in securities $ 8,368 $ — $ — $ 8,368
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,834,051 — 5,834,051
Convertible Preferred Stocks
Financial 45,900 — — 45,900
Investment Companies 59,603 — — 59,603
Preferred Stocks
Communications 46,602 — — 46,602
Consumer, Non-cyclical — 23,748 — 23,748
Financial 358,692 15,817 — 374,509
Government — 64,297 — 64,297
Utilities 72,311 — — 72,311
Purchased Options — — — —
Total investments in securities $ 583,108 $ 5,937,913 $ — $ 6,521,021
Derivative Assets
Interest Rate Contracts
Futures** 487 — — 487
Derivative Liabilities
Interest Rate Contracts
Written Options (42) — — (42)